    As filed with the Securities and Exchange Commission on April 29, 2008

                                                File Nos. 333-106511; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under the Securities Act of 1933                        [X]
                          Pre-Effective Amendment No.                               [_]
                          Post-Effective Amendment No. 11                           [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                   [X]
                        Amendment No. 87                                            [X]
                (Check Appropriate Box or Boxes)


                Genworth Life of New York VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life Insurance Company of New York
                           (Exact Name of Depositor)

          666 Third Avenue, 9th Floor, New York, New York      10017
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life Insurance Company of New York
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2008 pursuant to paragraph (b) of Rule 485


[_] on 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:   Scheduled Purchase Payment Variable Deferred Annuity Contracts

================================================================================

                Genworth Life of New York VA Separate Account 1
                                Prospectus For
                          Scheduled Purchase Payment
                      Variable Deferred Annuity Contracts

                                  Issued by:
                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                            Telephone: 800.313.5282

--------------------------------------------------------------------------------

This prospectus gives details about the contract and the Genworth Life of New York VA Separate Account 1 (the "Variable Account") that you should know before investing. Please read this prospectus carefully and keep it for future reference.

This prospectus describes scheduled purchase payment variable deferred annuity contracts (the "contracts") for individuals or groups and certain qualified and non-qualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract.

The contract offers you the payment of periodic annuity benefits and the accumulation of Contract Value. If you satisfy certain conditions, you will receive lifetime Income Payments of a guaranteed minimum amount and the potential to receive more than the guaranteed minimum amount.

The contract requires you to make monthly payments in predetermined amounts to be eligible to receive guaranteed minimum payments at the time you annuitize the contract. We must receive these payments by a set date ("due date") each month. If we receive your payment on the due date, we will allocate your payment to a Subaccount that invests in shares of the GE Investments Funds, Inc. -- Total Return Fund (the "Total Return Fund"). All shares of the Total Return Fund outstanding on May 1, 2006 were re-designated as Class 1 shares and will remain the investment option for the Subaccount for contracts issued before May 1, 2006. The Subaccount will invest in Class 3 shares, of the Total Return Fund, for contracts issued on or after May 1, 2006. If we receive your payment before its due date, we will allocate it to our Guarantee Account, which is part of our General Account, until the due date. On the due date, we will transfer that payment to the Subaccount. If we receive your payment more than 30 days after its due date, you must pay interest on that payment. The interest must be paid within one year of the transfer due date in order to retain your eligibility to receive Guaranteed Minimum Income Payments (unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule).

We anticipate that you will make your monthly payments by submitting payments to us on a monthly basis. However, we will allow you to prepay up to 13 of your monthly payments by allocating an amount equal to or less than 13 monthly payments to the Guarantee Account. We will use the amount allocated to the Guarantee Account to make your monthly payments. Amounts allocated to the Guarantee Account can never be greater than an amount equal to 13 monthly payments at any one time.

Before your Income Payments begin, you may surrender or take partial withdrawals from your contract. Amounts you surrender or partially withdraw may be subject to a surrender charge. You must repay any amount you receive from the Subaccount, plus interest, within one year of the partial withdrawal to retain your eligibility to receive Guaranteed Minimum Income Payments (unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule).

The value of your contract before your Income Payments begin, and the amount of your Income Payments (if you lose your right to receive Guaranteed Minimum Income Payments), will depend upon the investment performance of the Total Return Fund. You bear the risk of investment loss.

You should not purchase this contract unless you believe you can make all required payments and you intend to take your annuity benefits in the form of monthly Income Payments.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor has the SEC determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

Your investment in the contract:

  .  is NOT a bank deposit

  .  is NOT FDIC insured

  .  is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value


A Statement of Additional Information, dated May 1, 2008, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus.


For general information or to obtain free copies of the:

  .  Statement of Additional Information;

  .  annual report for the Variable Account;

  .  prospectus, annual report or semi-annual report for the Total Return Fund;
     or

  .  any required forms,

                           call us at 800.313.5282;

                      or write us at our Service Center:

                  Genworth Life Insurance Company of New York
                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov


The date of this prospectus is May 1, 2008.

Table of Contents


Definitions..................................................................  5

Fee Tables...................................................................  7
   Examples..................................................................  9

Condensed Financial Information..............................................  9

Synopsis.....................................................................  9

Investment Results........................................................... 13

Financial Statements......................................................... 13

The Company.................................................................. 13

The Variable Account......................................................... 14
   The Subaccount and the Total Return Fund.................................. 14
   Voting Rights............................................................. 15
   Changes to the Variable Account and the Subaccount........................ 16
   The Subaccount -- Policies and Procedures................................. 16

The Guarantee Account........................................................ 16

The Contract................................................................. 17
   Purchasing a Contract..................................................... 17
   Ownership................................................................. 18
   Annuitant/Joint Annuitant................................................. 18
   Assignment................................................................ 18
   Guaranteed Minimum Income Payments........................................ 18
   Purchase Payments......................................................... 19
   Grace Period.............................................................. 20
   Reinstatement............................................................. 21
   Scheduled Purchase Payments............................................... 21
   Allocation of Purchase Payments........................................... 21
   Valuation Day and Valuation Period........................................ 22
   Valuation of Accumulation Units........................................... 22

Surrender and Partial Withdrawals............................................ 22

Charges and Other Deductions................................................. 24
   Surrender Charges......................................................... 25
   Deductions from the Variable Account...................................... 27
   Deductions for Taxes...................................................... 27
   Other Charges and Deductions.............................................. 27

The Death Benefit............................................................ 27
   Death Benefit Upon Death of an Owner Before the Annuity Commencement Date. 27
   Death Benefit Amount...................................................... 28
   Required Distributions.................................................... 28
   Distribution Rules........................................................ 28
   Death Benefit After the Annuity Commencement Date......................... 29

Benefits at Annuity Commencement Date........................................ 29
   Guaranteed Minimum Income Payments........................................ 30

Optional Payment Plans.............................................. 31

Federal Income Tax Matters.......................................... 32
   Introduction..................................................... 32
   Taxation of Non-qualified Contracts.............................. 33
   Qualified Retirement Plans....................................... 35
   Federal Income Tax Withholding................................... 38
   State Income Tax Withholding..................................... 38
   Tax Status of the Company........................................ 38
   Federal Estate Taxes............................................. 38
   Generation-skipping Transfer Tax................................. 38
   Annuity Purchases by Nonresident Aliens and Foreign Corporations. 38
   Foreign Tax Credits.............................................. 39
   Changes in the Law............................................... 39

Requesting Payments................................................. 39

Sales of the Contracts.............................................. 39

Legal Proceedings................................................... 41

Additional Information.............................................. 42
   Owner Questions.................................................. 42
   Return Privilege................................................. 42
   State Regulation................................................. 42
   Evidence of Death, Age, Gender or Survival....................... 42
   Records and Reports.............................................. 42
   Other Information................................................ 42

Table of Contents -- Statement of Additional Information

DEFINITIONS

The following defined terms are used throughout this prospectus:

Accumulation Period -- The period from the date your contract is issued until the date Income Payments begin.

Accumulation Unit -- An accounting unit of measure we use to calculate the value of the Subaccount until the date Income Payments begin.

Adjustment Account -- An account that we establish for each contract to keep track of the cumulative amount, if any, by which the Calculated Level Monthly Benefits fall short of the Guaranteed Minimum Income Payments.

Annual Variable Annuity Benefit -- The Income Payment calculated annually by multiplying the number of Annuity Units for a contract by the Annuity Unit value as of the Annuity Commencement Date and each anniversary of the Annuity Commencement Date.

Annuitant/Joint Annuitant -- The person(s) named in the contract whose age and, where appropriate, gender, determine Monthly Income Payments. The Owner must also be named as the Annuitant unless the Owner is not a natural person.

Annuity Commencement Date -- The date Income Payments are scheduled to begin as chosen at the time of application. This date must be a date at least 10 years from the date the contract is issued and may not be changed once the contract is issued.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent Annual Variable Annuity Benefit.

Annuity Year -- The twelve month period beginning on the Annuity Commencement Date or any anniversary of that date thereafter.

Calculated Level Monthly Benefit -- One-twelfth of the Annual Variable Annuity Benefit plus level interest over a twelve month period.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract. Your Contract Date is shown on your contract's data pages.

Contract Value -- The sum of your contract's Guarantee Account Value and the Subaccount Value.

Contract Year -- Each one year period of time beginning on the date your contract is issued and ending on the contract anniversary date. The next contract year will begin on that contract anniversary date and commence on the next contract anniversary date and so on.

Death Benefit -- The benefit payable under a contract upon the death of any Owner (or the Annuitant if the Owner is a non-natural person) before the Annuity Commencement Date.

Designated Beneficiary(ies) -- The person(s) or entity(ies) designated by the Owner to receive the Death Benefit.

General Account -- Assets of the Company other than those allocated to the Variable Account or any other segregated asset account of the Company.

Guarantee Account -- An account established in our General Account to hold certain amounts under the contracts as described in this prospectus. The Guarantee Account is not part of and does not depend on the investment performance of the Variable Account.

Guarantee Account Value -- Your Guarantee Account Value equals Purchase Payments allocated to the Guarantee Account plus interest credited on those payments (or transfers), minus transfers and/or partial withdrawals made from the Guarantee Account (including, any premium tax and surrender charges assessed).

Guaranteed Minimum Income Payment -- The minimum amount of each monthly Income Payment paid to you upon annuitization of the contract, provided Scheduled Installments have been made to the Subaccount in accordance with the terms of the contract.

Income Payment -- One of a series of payments made under either monthly income payments at the Annuity Commencement Date or one of the Optional Payment Plans.

Monthly Due Date -- The date each month on which Scheduled Installments and Scheduled Purchase Payments are due. This date is the same day in each month as your Contract Date. If the Monthly Due Date is the 29th, 30th or 31st of a month, then for months without such dates, the last day of that month is the Monthly Due Date. In addition, if the Monthly Due Date falls on any date when the New York Stock Exchange is closed, the amount of the Scheduled Installment, if received, will be allocated to the Subaccount on the next Valuation Day.

Non-Qualified Contract -- A contract which is not issued in connection with a retirement plan which receives special tax treatment under the Code.

Owner -- The person or persons (in the case of Joint Owners) entitled to exercise all ownership rights stated in the contract. The Owners are shown on the contract's data pages. "You" or "your" refers to the Owner or Joint Owners.

Purchase Payment -- Any payment applied to the contract.

Qualified Contract -- A contract which qualifies for favorable tax treatment under the Code.

Scheduled Installment -- The amount required to be transferred or paid to the Subaccount on the Monthly Due Date in order to keep the Guaranteed Minimum Income Payment in effect.

Scheduled Purchase Payment -- The monthly Purchase Payment we require on the Monthly Due Date to ensure that the Scheduled Installment for that month is paid. This amount is shown on your contract's data pages.

Subaccount -- A division of the Variable Account which invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. For contracts issued on or after May 1, 2006, the Subaccount invests in the Total Return Fund -- Class 3 shares. For contracts issued before May 1, 2006, the Subaccount invests in the Total Return Fund -- Class 1 shares.

Subaccount Value -- The Subaccount Value is equal to:

  .  the sum of all Scheduled Installments made to the Subaccount; plus

  .  amounts adjusted for the reinvestment of dividends; plus or minus

  .  net capital gains or losses (realized or unrealized); minus

  . any contract charges (including any premium tax and surrender charges assessed); plus or minus

  .  partial withdrawals repaid to or taken from the Subaccount.

Surrender Value -- The value of the contract as of the date we receive your written request for surrender at our Service Center, less any applicable premium tax and surrender charge, if applicable.

Valuation Day -- Each day the New York Stock Exchange is open for regular trading, except for days that the Total Return Fund does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Variable Account -- Genworth Life of New York VA Separate Account 1, a separate account we established to receive and invest the Scheduled Installments you make under this contract, in addition to amounts received from other variable annuity contracts we issue.

FEE TABLES


The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, or fully surrender your contract. State premium taxes may also be deducted.


Contract Owner Transaction Expenses
--------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Contract Year in which Surrender Charge (as a
 payments withdrawn or surrendered)                surrender or partial   percentage of the lesser
                                                   withdrawal is made     of Scheduled
                                                                          Installments made to
                                                                          date, not previously
                                                                          withdrawn and the
                                                                          amount withdrawn or
                                                                          surrendered)/1/
                                                   -----------------------------------------------
                                                             1                       9%
                                                             2                       8%
                                                             3                       7%
                                                             4                       6%
                                                             5                       5%
                                                             6                       4%
                                                             7                       3%
                                                             8                       2%
                                                         9 or after                  1%
--------------------------------------------------------------------------------------------------
 Annual Interest Rate Charged on
   Missed Scheduled Installments/2/                                                  6%
--------------------------------------------------------------------------------------------------
 Annual Interest Rate Charged on
   Missed Withdrawal Repayments/3/                                                   6%
--------------------------------------------------------------------------------------------------

/1/Withdrawals repaid within 12 months are not considered withdrawals for the purposes of the surrender charge calculation. A surrender charge will not be assessed if the Surrender Value is applied to Optional Payment Plan 1 or Optional Payment Plan 2 (with a period certain of 10 or more years).

/2/If a Scheduled Installment remains in default past the end of the applicable grace period, a charge will be assessed to the amount in default at an effective annual rate of 6%.

/3/You must repay the amount of any withdrawals from the Subaccount plus any applicable interest on the amount received within one year from the date of the partial withdrawal, but no later than the Annuity Commencement Date in order to retain your eligibility to receive Guaranteed Minimum Income Payments, unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule. If any repayment of a withdrawal is not made by the Monthly Due Date next following the date of the partial withdrawal, you will be assessed a charge at an effective annual rate of 6% on the total amount withdrawn from the Subaccount, not yet repaid.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including the fees and expenses for the Total Return Fund.

Periodic Charges Other Than Expenses for the Total Return Fund
---------------------------------------------------------------------------------
Variable Account Annual Expenses
 (as a percentage of your average daily net assets in the Variable Account)
---------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                         1.35%
---------------------------------------------------------------------------------
  Administrative Expense Charge                                             0.15%
---------------------------------------------------------------------------------
Maximum Total Variable Account Annual Expenses                              1.50%
---------------------------------------------------------------------------------


For information concerning compensation paid for the sale of the contract, see the "Sales of the Contract" provision.


The next item shows the total annual operating expenses charged by the Total Return Fund that you may pay during the time that you own the contract. Effective on May 1, 2006, GE Investments Funds, Inc. adopted a multiple class plan for the Total Return Fund. Under the multiple class plan, all shares of the Total Return Fund outstanding on May 1, 2006 were redesignated as Class 1 shares and will remain the investment option for the Subaccount for contracts issued before May 1, 2006. For contracts issued on or after May 1, 2006, the Subaccount will invest in Class 3 shares. The following expenses are deducted from Total Return Fund assets and include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning the Total Return Fund's fees and expenses is contained in the prospectus for the Total Return Fund.


Annual Portfolio Expenses/1/
  (as a percentage of average net assets) Class 1  Class 3
-----------------------------------------------------------
Management Fees/2/                          0.32%    0.32%
-----------------------------------------------------------
Distribution and Service (12b-1) Fees       None     0.30%
-----------------------------------------------------------
Other Expenses/3,4/                         0.29%    0.09%
-----------------------------------------------------------
Total Annual Portfolio Operating Expenses   0.61%    0.71%
-----------------------------------------------------------
Contractual Fee Waiver/Reimbursement/5/    (0.07%)  (0.07%)
-----------------------------------------------------------
Net Annual Portfolio Operating Expenses     0.54%    0.64%
-----------------------------------------------------------



/1/The expense information for Class 1 and Class 3 shares reflects actual expenses during the fiscal year ended December 31, 2007.


/2/The Management Fees fluctuate based upon the average daily net assets of the Total Return Fund and may be higher or lower than that shown above.

/3/The Distribution and Service (12b-1) Fees and Other Expenses of the Total
   Return Fund solely attributable to its Class 3 shares are charged to the assets attributable to the Class 3 shares.


/4/Other Expenses include all operating expenses of the Total Return Fund except Management Fees and Distribution and Service (12b-1) Fees. Other Expenses also include Investor Service Plan fees (only for Class 1 shares) and fees and expenses associated with investments in investment companies, such as ETFs, and certain other funds and pooled cash vehicles ("Acquired Fund Fees and Expenses"). For the fiscal year ended December 31, 2007, the Acquired Fund Fees and Expenses were equal to 0.05% of the average daily net assets of Class 1 shares and Class 3 shares.


/5/Pursuant to an agreement with the Total Return Fund, GE Asset Management
   Incorporated, the investment adviser of the Total Return Fund, has agreed to limit the total operating expenses charged to Total Return Fund assets attributable to the Class 1 and Class 3 shares (excluding class specific expenses (such as Investor Service Plan fees and the Distribution and Service (12b-1) Fees), Acquired Fund Fees and Expenses and interest, taxes, brokerage commissions, other expenditures that are capitalized, and other extraordinary expenses not incurred in the ordinary course of the Total Return Fund's business) to 0.32% of the average daily net assets of the Total Return Fund attributable to such shares. Under the agreement, this expense limitation will continue in effect until April 30, 2009 and can only be changed with the approval of the Total Return Fund and GE Asset Management Incorporated.

The expenses for the Total Return Fund are deducted by the Total Return Fund before it provides us with the daily net asset values. We then deduct the Variable Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. Management fees and other expenses for the Total Return Fund are more fully described in its prospectus. Information relating to the Total Return Fund was provided by the Total Return Fund and not independently verified by us.

Examples

The Examples are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract charges, and fees and expenses for the Total Return Fund -- Class 3 shares. The expenses in the Examples would be lower if Class 1 shares were used instead.

The Examples show the dollar amount of expenses that would bear directly or indirectly if you:

  .  invested $10,000 in the contract for time periods indicated;

  .  earned a 5% annual return on your investment; and

  .  surrendered your contract at the end of the stated time period.

The Examples below assume total Variable Account annual expenses of 1.50% (deducted daily at an effective annual rate of the assets in the Variable Account).

As these are Examples, your actual expenses may be higher or lower than those shown below. The Examples do not include any taxes or tax penalties that may be assessed upon surrender or annuitization of the contract.


Costs Based on Annual Portfolio Expenses
----------------------------------------
1 Year    3 Years   5 Years   10 Years
------    -------   -------   --------
$1,134    $1,391    $1,685     $2,644


The next Example uses the same assumptions as the prior Example, except that it assumes that you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time periods.


Costs Based on Annual Portfolio Expenses
----------------------------------------
1 Year    3 Years   5 Years   10 Years
------    -------   -------   --------
 $234      $691     $1,185     $2,544


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5% which is not guaranteed.

Deductions for premium taxes are not reflected, but may apply.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Total Return Fund and the assessment of Variable Account charges. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values. The Accumulation Unit value information for Accumulation Units outstanding for the period shown are as follows:


                                                  Number of
                     Accumulation  Accumulation  Accumulation
                     Unit Value at Unit Value at   Units at
                     Beginning of     End of        End of
Subaccount              Period        Period        Period    Year
------------------------------------------------------------------
GE Investments
 Funds, Inc.
------------------------------------------------------------------
  Total Return Fund     $13.30        $14.63       235,086    2007
   -- Class 1            11.87         13.30       176,268    2006
   shares                11.63         11.87       101,224    2005
                         10.91         11.63        32,826    2004
                         10.00         10.91            --    2003
------------------------------------------------------------------
  Total Return Fund
   -- Class 3           $10.62        $11.67         6,410    2007
   shares                10.00         10.62           355    2006
------------------------------------------------------------------


SYNOPSIS

How does this contract work? The contract permits you to make Purchase Payments during the Accumulation Period. During this period, we invest your Purchase Payments in the Subaccount or in the Guarantee Account. Amounts allocated to the Guarantee Account may not be greater than 13 Scheduled Installments.

Purchase Payments received will be allocated as follows:

Purchase Payment Allocation Table


Type of Payment   When Received   Where Allocated
-------------------------------------------------
Scheduled       Monthly Due Date  Subaccount
Purchase
Payment or
portion thereof
-------------------------------------------------
Scheduled       Before Monthly    Guarantee
Purchase        Due Date          Account
Payment or
portion thereof
-------------------------------------------------
Scheduled       After Monthly Due Subaccount for
Purchase        Date              any past due
Payment or                        Scheduled
portion thereof                   Installment
                                  (including
                                  interest), then
                                  Guarantee
                                  Account for
                                  remainder
-------------------------------------------------
Purchase        On or After       Guarantee
Payment in an   Contract Date     Account
Amount Greater
than Scheduled
Purchase
Payment
-------------------------------------------------

Should the payment received exceed the amount required to make all remaining Scheduled Installments, the excess amount will be returned to the Owner within 7 days.

On the Annuity Commencement Date, we apply your Contract Value to purchase a series of Income Payments. In turn, the Income Payments will be made to you each month. Each monthly Income Payment during an Annuity Year is equal in amount. Because we base the Income Payments on Subaccount performance, the amount of the payments may change from Annuity Year to Annuity Year. However, the amount paid per month will not be less than the Guaranteed Minimum Income Payment, provided all contractual requirements have been satisfied for receipt of those guaranteed payments. See "The Contract", the "Benefits at Annuity Commencement Date" and the "Guaranteed Minimum Income Payments" provisions.

Investments in the Subaccount vary with the investment performance of the Total Return Fund. Over time, we transfer Purchase Payments temporarily allocated to the Guarantee Account, plus any interest earned, to the Subaccount.

Certain features described in this prospectus may vary from your contract. Please refer to your contract for those benefits that apply specifically to you.

What are the Guaranteed Minimum Income Payments? The contract offers you guaranteed periodic annuity benefits that can protect against the adverse results of poor Subaccount performance. If you make all Scheduled Installments on time and pay back the amount of any partial withdrawal received from the Subaccount with interest within one year of the partial withdrawal (but not later than the Annuity Commencement Date selected at the time of application; the Annuity Commencement Date must be a date at least 10 years from the date the contract is issued), then we guarantee that no matter how the Subaccount performs, each monthly Income Payment you receive will never be less than the amount of the Guaranteed Minimum Income Payment.

Should you miss a Scheduled Installment, you may still meet the requirement for making Scheduled Installments by paying any missed Scheduled Installment(s), including any interest due on the missed Scheduled Installment(s).

The missed Scheduled Installment(s), including any interest due on the missed Scheduled Installment(s), must be repaid within one year of the due date of the missed Scheduled Installment(s), but not later than the Annuity Commencement Date. The Annuity Commencement Date must be a date at least 10 years from the date the contract is issued.

In addition, you may not make more than 24 Scheduled Installments over the life of the contract outside of the grace period (the grace period is 30 days after the date each Scheduled Installment is due) and still be eligible for your Guaranteed Minimum Income Payments.

Should you fail to meet the conditions listed above, you may still be entitled to reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule under the contract (see the "Guaranteed Minimum Income Payments" section for additional information). If you do not meet the conditions listed above, and you are not entitled to reduced Guaranteed Minimum Income Payments under the contract, you will lose your right to Guaranteed Minimum Income Payments.

What happens if the right to Guaranteed Minimum Income Payments is lost? If you do not maintain the right to Guaranteed Minimum Income Payments by meeting the contractual requirements as outlined above:

   (1) you remain subject to the Purchase Payment limitations under the contract (i.e., you may not make payments in excess of all your original Scheduled Installment amounts); and

   (2) you will NOT have Guaranteed Minimum Income Payments when you annuitize the contract.


What are Scheduled Installments? When we issue the contract, you establish your Annuity Commencement Date, (which must be a date at least 10 years from the date the contract is issued) and we will establish a schedule of monthly payments to the Subaccount ("Scheduled Installments") during the Accumulation Period. Once established, the amount and frequency of Scheduled Installments cannot be changed.


When you apply for a contract, you provide us with:

  . the length of the Accumulation Period you desire. The Accumulation Period must be at least 10 years;

  . the minimum number of years (between 10 and 50, in five year increments) for which you would like income payments to be made; and

  .  one of the following items of information:

    .  the amount of the Guaranteed Minimum Income Payment you want; or

    .  how much you want to pay per month.

We use this information to establish your Scheduled Installments.

Your Annuity Commencement Date must be at least 10 years from the date your contract is issued. However, you may elect to surrender your contract at any time after the issue date and receive a lump sum payment, subject to a surrender charge. After 12 months from the date the contract is issued, you may surrender your contract and elect one of the Optional Payment Plans. If you elect to surrender your contract, a surrender charge will apply unless you elect Optional Payment Plan 1 or Optional Payment Plan 2 (with a period certain of 10 or more years). Your surrender charges will be waived if you surrender your contract and apply the assets to Optional Payment Plan 1 or Optional Payment 2 (with a period certain of 10 or more years). If you elect to surrender your contract and apply the assets to any Optional Payment Plan, you will lose all rights to Guaranteed Minimum Income Payments under the contract. We will calculate any Surrender Value as of the Valuation Day your request for surrender is received at our Service Center.

How do I pay the Scheduled Installments? You may pay Scheduled Installments by making Scheduled Purchase Payments (Scheduled Purchase Payments may not cause assets in the Guarantee Account to be greater than an amount equal to 13 months of Scheduled Installments).

See the "Scheduled Purchase Payments" provision.

By paying the Scheduled Purchase Payments on time, you ensure that the Scheduled Installments are met and your right to Guaranteed Minimum Income Payments is not lost.

You should not purchase the contract described in this prospectus if you believe that you may not be able to make all of the Scheduled Installments.

May I pay my Scheduled Purchase Payments automatically? You may use electronic fund transfers to make your monthly Scheduled Purchase Payments. See "The Contract" provision.

How does it work if I make more than one Scheduled Installment at a time? Although we designed the contract as a Scheduled Purchase Payment contract, you may make multiple Scheduled Purchase Payments provided such amount does not exceed an amount equal to 13 months of Scheduled Installments. Any amount paid that is greater than one Scheduled Installment will be allocated to the Guarantee Account. These payments will, in turn, be used to make your monthly Scheduled Installments for the number of months the payment received will allow. Amounts allocated to the Guarantee Account can never be greater than an amount equal to 13 monthly Scheduled Installments at any one time.

For example, if you make a payment that is equal to 13 months of your Scheduled Installments and five months later (after five Scheduled Installments have been transferred from the Guarantee Account to the Subaccount) you wish to make another subsequent Purchase Payment, you may only make a Purchase Payment equal to or less than five Scheduled Installments.

What is the Variable Account? The Variable Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Variable Account to the Subaccount that invests in the Total Return Fund. We do not charge the assets in the Variable Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Variable Account will reflect the investment performance of the Total Return Fund. You bear the risk of investment gain or loss. See "The Variable Account" provision in this prospectus.

Is the contract available as a Qualified Contract or a Non-Qualified
Contract? We designed the contract for use in connection with certain types of retirement plans that receive favorable treatment under the Code ("Qualified Contracts"). Qualified retirement plans provide their own tax deferral benefit, so there should be another reason for you to purchase the contract, aside from tax deferral. Please consult a tax adviser to determine whether this contract is an appropriate investment for the qualified retirement plan. This contract is also available in connection with retirement plans that do not qualify for such favorable treatment under the Code. Such contracts are referred to throughout this prospectus as "Non-Qualified Contracts." The information regarding the tax treatment of the contracts generally applies to Non-Qualified Contracts. Different rules and regulations may apply to contracts issued as Qualified Contracts. Please consult a qualified tax adviser for additional information.

What surrender charges are associated with the contract? If you surrender your contract or take partial withdrawals before your Annuity Commencement Date, we may assess a surrender charge.

For amounts partially withdrawn or surrendered from the contract, we will assess a surrender charge. We will determine this charge by assuming that the amount being withdrawn on the date of the partial withdrawal or surrender comes entirely from Scheduled Installments made to date and not previously withdrawn (withdrawals repaid within 12 months from the date withdrawn are not considered withdrawals for purposes of the surrender charge calculation). Depending upon the Contract Year of your partial withdrawal or surrender, the surrender charge will be anywhere from 9% to 1% of the lesser of:

   (1) Scheduled Installments made to date and not previously withdrawn (withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation); and

   (2) the amount withdrawn.

We may waive the surrender charge if you apply your Contract Value upon surrender to certain available Optional Payment Plans. See the "Charges and Other Deductions" provision.

Are there any other charges? We assess a daily charge, equal to an effective annual rate of 1.50%, against the average daily net assets of the Subaccount. This charge consists of a 0.15% administrative expense charge and a 1.35% mortality and expense risk charge.

If the state in which you live assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct these amounts from Purchase Payments or Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions.

The Total Return Fund also has certain expenses. These include management fees, as well as 12b-1 fees or service share fees, and other expenses associated with its daily operations. See the "Fee Tables" provision. These expenses are more fully described in the prospectus for the Total Return Fund.

For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision.


We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision.


How do you calculate my monthly Income Payments? We will pay you a monthly income for life with a guaranteed minimum period beginning on the Annuity Commencement Date, provided the Annuitant is still living. The amount of your Income Payments depends on:

  .  your Contract Value;

  .  whether you are receiving Guaranteed Minimum Income Payments;

  .  the age and gender of the Annuitant(s); and

  .  the specific payment plan you choose.

See the "Benefits at Annuity Commencement Date" provision.

What happens if an Owner dies before the Annuity Commencement Date? If any Owner dies before the Annuity Commencement Date while the contract is in force, the Joint Owner, if any, becomes the sole Owner of the contract. If there is no Joint Owner, the Designated Beneficiary becomes the sole Owner of the contract. Certain distribution rules imposed by Federal tax law also will apply. However, spouses who are Designated Beneficiaries and not Joint Annuitants are not permitted spousal continuation of the contract. Under such circumstances, the distribution rules for non-spousal beneficiaries will apply. We may pay a Death Benefit to the Designated Beneficiary. See "The Death Benefit" provision.

May I surrender the contract or take a partial withdrawal? You may surrender the contract for its Surrender Value at any time before the Annuity Commencement Date. In addition, you may take partial withdrawals of at least $100 from Contract Value. If you surrender the contract or take a partial withdrawal, we may assess a surrender charge. Partial withdrawals will be made first from the Guarantee Account, then the Subaccount, unless you request otherwise.

You may also surrender your contract on the Annuity Commencement Date for the Contract Value as of that Valuation Day, but without any surrender charge. In order to receive the lump sum payment, you must notify us, in writing, at our Service Center of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to the Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon the Annuity Commencement Date if you elect to receive a lump sum payment. You may be subject to income tax, and a 10% IRS penalty tax if you are younger than age 59 1/2 at the time of the partial withdrawal or surrender. A surrender or a partial withdrawal may also be subject to income tax withholding. In addition, taking a lump sum payment in lieu of Income Payments may have adverse tax consequences. See the "Federal Income Tax Matters" provision.

You must repay the amount of each partial withdrawal from the Subaccount (including any interest on the amount received at an effective annual rate of 6%), within one year of the partial withdrawal, but no later than the Annuity Commencement Date to retain your eligibility to receive Guaranteed Minimum Income Payments, unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule. Interest will be assessed from the date of the partial withdrawal to the date we receive full repayment.

If you repay the amount of each partial withdrawal received from the Subaccount within 12 months of the partial withdrawal, we will reimburse the Subaccount in the amount of the surrender charge we assessed when you took the partial withdrawal. The reimbursed amount will come from the assets of our General Account. Such amounts will be allocated to the Subaccount on the Valuation Day your repayment of the partial withdrawal is received. If your repayment of the partial withdrawal is received on a day when the New York Stock Exchange is not open or the Portfolio is not valuing its shares, we will allocate your repayment to the Subaccount on the next Valuation Day. Because of this reimbursement, all subsequent amounts distributed from the Subaccount will be subject to a surrender charge.

 For example:


 Assume you have made Scheduled Installments of $18,000 during the first Contract Year and your Contract Value is $20,000 (all of which is allocated to the Subaccount) and you then request to take a partial withdrawal of $10,000 on May 1, 2009.

 You will receive $9,100 assuming no premium taxes or income taxes are withheld. A surrender charge of $900 ($10,000 x 9%) will be withheld by us. To reinstate your Guaranteed Minimum Income Payment, you must pay to us $9,100 plus interest at a rate of 6% before May 1, 2010 (in addition to paying your regularly Scheduled Installments).

 On August 1, 2009 you repay $5,000 plus interest of the $9,100 received in May. We will then allocate to the Subaccount your $5,000 plus $494.51 ($900 x $5,000/$9100). Then on December 1, 2009 you repay the remaining $4,100 plus interest of the $9,100 received in May. We will then allocate to the Subaccount your $4,100 plus $405.49 ($900 x $4100/$9100).


Partial withdrawals from the Guarantee Account do not have to be repaid to receive your Guaranteed Minimum Income Payment but you may have to increase the amount of your scheduled Purchase Payments since amounts withdrawn from the Guarantee Account will not be available for Scheduled Installments. In addition, partial withdrawals may reduce your Death Benefit. See "The Death Benefit" provision.

For more information on surrenders and partial withdrawals, see the "Surrenders and Partial Withdrawals" provision in this prospectus.

Do I have a return privilege? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative within 15 days after its delivery (or longer if required by applicable law) and we will cancel the contract.

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it. Upon receipt of such information, we will send you a refund equal to your Contract Value plus any deductions we have made from your Purchase Payments before their allocation to the contract. See the "Additional Information -- Return Privilege" provision.

What are the Federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until Income Payments begin. A distribution from the contract, which includes a full surrender or a partial withdrawal, or a payment of a death benefit, will generally result in taxable income if there has been an increase in Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Federal Income Tax Matters" provision.

INVESTMENT RESULTS

At times, the Variable Account may present its investment results or compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges, and assuming Variable Account charges. Results calculated without surrender charges will be higher.


Total returns assume an initial investment of $1,000 and include the reinvestment of all dividends and capital gains of the Total Return Fund, the Total Return Fund's charges and expenses (including 12b-1 fees and/or service share fees), and other charges associated with the contract, including the mortality and expense risk charge and the administrative expense charge. Standardized total returns also reflect surrender charges. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.


FINANCIAL STATEMENTS

The financial statements for the Company and the Variable Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 800.313.5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov (word search RetireReady/SM/ Retirement Answer New York under Company Filings). The SEC website is a uniform resource locator (URL) and an inactive textual reference only; this reference is not intended to incorporate the SEC website into this prospectus.

THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer life insurance policies and annuity contracts. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC.

Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.


We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate investment account on April 1, 1996. The Variable Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Variable Account to support the contract as well as for other purposes permitted by law.

Currently, only one Subaccount of the Variable Account is available under the contract. The Subaccount invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. For contracts issued on or after May 1, 2006, the Subaccount invests in the Total Return Fund -- Class 3 shares. For contracts issued before May 1, 2006, the Subaccount invests in the Total Return Fund -- Class 1 shares.

The assets of the Variable Account belong to us. Nonetheless, we do not charge the assets in the Variable Account with liabilities arising out of any other business which we may conduct. The assets of the Variable Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Variable Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Variable Account are credited to or charged against the Variable Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Variable Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Variable Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account by the SEC. You assume the full investment risk for all amounts you allocate to the Variable Account.

If permitted by law, we may deregister the Variable Account under the 1940 Act in the event registration is no longer required, manage the Variable Account under the direction of a committee, or combine the Variable Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Variable Account to another separate account.

The Subaccount and the Total Return Fund

The Subaccount of the Variable Account offered in the contract invests in shares of the Total Return Fund, which is registered with the SEC under the 1940 Act as an open-end management investment company. GE Investments Funds, Inc. adopted a multiple class plan for the Total Return Fund effective May 1, 2006. Under the multiple class plan, all shares of the Total Return Fund outstanding on May 1, 2006 were redesignated as Class 1 shares and will remain the investment option for the Subaccount for contracts issued before May 1, 2006. For contracts issued on or after May 1, 2006, the Subaccount will invest in Class 3 shares.

Before investing in the contract, carefully read the prospectus for the Total Return Fund, along with this prospectus. We summarize the investment objective of the Total Return Fund in the following paragraph. There is no assurance that the Total Return Fund will meet this objective. We do not guarantee any minimum value for the amounts allocated to the Variable Account. You bear the investment risk of investing in the Total Return Fund.

The investment objective and adviser to the Total Return Fund is as follows:

Investment Objective                               Adviser
-----------------------------------------------------------------------
Seeks the highest total return,        GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
-----------------------------------------------------------------------

We will purchase shares of the Total Return Fund at net asset value and direct them to the Subaccount. We will redeem sufficient shares of the Total Return Fund at net asset value to pay death proceeds, surrender proceeds, and partial withdrawals, to make Income Payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Total Return Fund in shares of the Total Return Fund at its net asset value on the date of distribution. In other words, we do not pay dividends or capital gains of the Total Return Fund to Owners as additional units, but instead reflect them in unit values.

We have entered into an agreement with GE Investments Funds, Inc. (participation agreement) setting forth the terms and conditions pursuant to which we purchase and redeem shares of the Total Return Fund. The discussion that follows reflects the terms of the current agreement. Shares of the Total Return Fund are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold directly to qualified pension and retirement plans. Subject to certain exceptions, GE Investments Funds, Inc. and its principal underwriter may reject any order to purchase shares of any class of the Total Return Fund.

A potential for certain conflicts exists between the interests of Owners and owners of variable life insurance policies issued by us or owners of variable life insurance policies or variable annuity contracts issued by other insurance companies who may invest in the Total Return Fund. A potential for certain conflicts would also exist between the interests of any of these investors and participants in a qualified pension or retirement plan that might invest in the Total Return Fund. To the extent that such classes of investors are invested in the Total Return Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. GE Investments Funds, Inc. currently does not foresee any such disadvantage to Owners. Nonetheless, the Board of Directors of GE Investments Funds, Inc. monitors the Total Return Fund for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting Owners is determined to exist, we will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, the Subaccount might be required to withdraw its investment in the Total Return Fund and substitute shares of a different mutual fund. This might force the Total Return Fund to sell its portfolio securities at a disadvantageous price.

We have entered into an Administrative Services Agreement with GE Asset Management Incorporated ("GEAM") to compensate us for providing services in the nature of "personal services and/or maintenance of shareholder accounts" as referenced in NASD Conduct Rule 2830(b)(9) and certain other administrative services delineated therein. GEAM has agreed to pay us an amount equal to 0.076% (for Class 1 shares) and 0.05% (for Class 3 shares) of the average daily net assets of the Variable Account invested in the Total Return Fund on an annual basis. Payments of these amounts is not an additional charge to you by the Total Return Fund or by us, but is paid from GEAM out of its own resources.


With regard to the Total Return Fund -- Class 1 shares, GE Investments Funds, Inc. has adopted an Investor Services Plan (the "Services Plan") pursuant to which the Total Return Fund may compensate us for performing certain investor services specified therein necessary to administer the contracts (including account maintenance, record-keeping, and administrative other services) and to facilitate GE Investments Funds, Inc.'s provision of services to investors in the Total Return Fund -- Class 1 shares. Pursuant to an Investor Services Agreement related to the Services Plan, GE Investments Funds, Inc. pays us for such services at an annual rate not to exceed 0.20% of the average daily net assets of the Total Return Fund attributable to Class 1 shares. The Services Plan and the Investor Services Agreement were effective May 1, 2006. We were paid $5,832 for the year-ended December 31, 2007 pursuant to the Services Plan and Investor Services Agreement.

With regard to the Total Return Fund -- Class 3 shares, pursuant to Rule 12b-1 under the 1940 Act, the Board of Directors of GE Investments Funds, Inc. adopted a Distribution and Service (12b-1) Plan (the "Distribution Plan") pursuant to which the Total Return Fund may compensate Capital Brokerage Corporation for performing certain services and incurring certain expenses in promoting and distributing Total Return Fund -- Class 3 shares. Pursuant to a distribution agreement between the GE Investment Funds, Inc. and its principal underwriter and an agreement between such principal underwriter and Capital Brokerage Corporation, the Total Return Fund pays Capital Brokerage Corporation for such services at a maximum annual rate of 0.30% of the average daily net assets of the Total Return Fund attributable to Class 3 shares. The Distribution Plan and the related agreements were effective May 1, 2006. Capital Brokerage Corporation was paid $89 for the year-ended December 31, 2007 pursuant to the Distribution Plan.


In addition to the asset-based payments for administrative and other services described above, GEAM may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide GEAM with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

Voting Rights

As required by law, we will vote shares of the Total Return Fund held in the Variable Account at special shareholder meetings based on instructions from you. However, if the law changes and we are allowed to vote in our own right, we may elect to do so.

Whenever the Total Return Fund calls a shareholder meeting, Owners with voting interests in the Total Return Fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Total Return Fund will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote shares of the Total Return Fund for which no instructions are received (or instructions are not received timely) in the same proportion as those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

This type of voting, often referred to as "proportional voting," permits all Owners in this contract, as well as contract owners from other variable annuity contracts and variable life insurance policies who have assets allocated to subaccounts which invest in the Total Return Fund ("Beneficial Shareholders") to participate in the voting process.

Proportional voting does not require a predetermined number of votes for a quorum and if the majority Beneficial Shareholders do not participate in the voting process, minority Beneficial Shareholders can determine the result.

Since the Total Return Fund may engage in shared funding, other persons or entities besides us may vote shares of the of Total Return Fund.

Changes to the Variable Account and the Subaccount

We reserve the right, within the law, to make additions, deletions and substitutions for the Total Return Fund. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of the Total Return Fund should no longer be available, or if investment in the Total Return Fund should become inappropriate for the purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the Total Return Fund, and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the current investment option, however, we reserve our right to do so should the current investment option become inappropriate to maintain the guarantees under the contract. We will only substitute the current investment with an equity based investment option should we exercise our right to substitute the current investment option in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary approval of the SEC in accordance with the 1940 Act.

We also reserve the right to establish additional subaccounts, each of which would invest in a separate portfolio of GE Investments Funds, Inc., or in shares of another investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary approval of the SEC. Not all subaccounts may be available to all classes of contracts.

If permitted by law, we may create new variable accounts; deregister the Variable Account under the 1940 Act in the event such registration is no longer required; manage the Variable Account under the direction of a committee; or combine the Variable Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Variable Account to another separate account.

The Subaccount -- Policies and Procedures

We have not adopted policies and procedures with regard to frequent trading for this product. This product is unique compared to other variable annuity products because it only has one Subaccount investing in one Portfolio and transfers to that Subaccount may only be made at a prescribed period for a prescribed amount.

In order to receive your Guaranteed Minimum Income Payments, you must make all required Scheduled Installments to the Subaccount. Scheduled Installments may only be made on the Monthly Due Date and only in an amount predetermined at the time the contract is issued. You may not transfer assets from the Subaccount to the Guarantee Account. See "The Contract -- Purchase Payments" provision.

The Total Return Fund may refuse Purchase Payments for any reason. In such case, if we cannot make the purchase request on the date of your Scheduled Installment, your Scheduled Installment will be made on the next Valuation Day.

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to the Variable Account and our other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets in the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in our Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures, or lack thereof, relating to the interests in the Guarantee Account and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

We allocate Scheduled Purchase Payments received in advance of the Monthly Due Date to the Guarantee Account. We then will transfer the required amount to fund the Scheduled Installment to the Subaccount as of the Monthly Due Date.

In addition, any Purchase Payment received that is in an amount greater than one monthly Scheduled Installment but no greater than an amount which would cause your assets in the Guarantee Account to exceed an amount equal to 13 months of Scheduled Installments will be allocated to the Guarantee Account.

We determine the interest rates credited to assets in the Guarantee Account at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as Purchase Payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in the future, however, the interest rates credited will be at least the guaranteed interest rate shown in your contract.

THE CONTRACT

The contract is a scheduled purchase payment variable deferred annuity contract. We describe your rights and benefits below and in the contract.

Purchasing a
Contract


You may purchase a contract through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers will prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sales of the Contracts" provision.


If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial Purchase Payment, no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five business days. If the application cannot be completed within those five days, we will inform you of the reasons, and will return your initial Purchase Payment immediately unless you specifically authorize us to keep the initial Purchase Payment until the application is complete. Once you complete your application, we must apply the initial Purchase Payment within two business days. Scheduled Purchase Payments will be applied to the Subaccount. Any amount received that is greater than one monthly Scheduled Installment amount but no greater than an amount causing your assets in the Guarantee Account to exceed 13 monthly Scheduled Installments will be allocated to the Guarantee Account. Any amount received that exceeds the amount permitted under the contract will be returned to you within 7 days. See the "Purchase Payments" provision. The date we apply the initial Purchase Payment becomes the Contract Date. We will apply any additional Purchase Payments received after the Contract Date on the Valuation Day on which they are received.

To apply for a contract, you must be of legal age in the State of New York. The Annuitant(s) must be younger than age 71 at the time of application, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions which are younger than those stated in our contracts. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing the contract for its death benefit, income benefits, or other non-tax related benefits. Please consult a tax adviser to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract or variable life insurance policy for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract or life insurance policy to make Scheduled Purchase Payments or subsequent Purchase

Payments (provided the amount received from the 1035 exchange does not exceed 13 months of Scheduled Installments). Before making an exchange to acquire this contract, you should carefully compare this product to your current contract or policy. Your may have to pay a surrender charge under your current contract or policy to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract or policy. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for
Section 1035 treatment. You should not exchange your current contract or policy for this contract unless you determine, after evaluating all of the facts, that the exchange in your best interest. Please note that the person who sells you this contract will generally earn a commission.

Ownership

As Owner(s), you have all the rights under the contract, subject to the rights of any irrevocable beneficiary. Ownership rights may be restricted by court orders, child support or tax collection actions or other legal proceedings.

Two persons may apply for a contract as Joint Owners. Joint Owners have equal undivided interests in their contract. This means that each may exercise any ownership rights on behalf of the other except ownership changes. Joint Owners also have the right of survivorship. This means if a Joint Owner dies, his or her interest in the contract passes to the surviving Owner. You must have our approval to add a Joint Owner after we issue the contract. Joint Owners added after the Contract Date must be spouses. We may require additional information, such as a copy of your marriage certificate, if Joint Ownership is requested after the Contract Date. During the Annuitant(s)'s life, you can change any non-natural Owner to another non-natural Owner. Changing the non-natural Owner may have negative tax consequences and you should consult a tax adviser before doing so.

Annuitant/Joint Annuitant

An Annuitant must be named. Except for non-natural Owners, an Owner must be an Annuitant. Therefore, if two natural persons are Joint Owners, they must be Joint Annuitants, unless the contract is issued as an IRA. If the contract is issued as an IRA, there may only be one Owner, but there may be Joint Annuitants provided one of the Joint Annuitants is also the Owner. You cannot change the Annuitant(s) without our consent. If any Owner is not a natural person, a Joint Annuitant cannot be added or removed after the contract is issued.

Assignment

An Owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract as collateral security for a loan. An assignment must occur before the Annuity Commencement Date and while an Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuity Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% loss of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. See the "Federal Income Tax Matters" provision.

Guaranteed Minimum Income Payments

The contract offers you guaranteed periodic annuity benefits that can protect your investment against the adverse results of poor Subaccount performance. If you make all Scheduled Installments on time and pay back the amount of any partial withdrawal received from the Subaccount with interest within one year of the partial withdrawal (but not later than the Annuity Commencement Date which must be a date at least 10 years from the date the contract is issued), then we guarantee that no matter how the Subaccount performs, each Monthly Income Payment you receive will never be less than the amount of the Guaranteed Minimum Income Payment.

Should you miss a Scheduled Installment, you may still meet the requirements for making Scheduled Installments:

   (1) if you pay any missed Scheduled Installment(s) with interest, within one year of the due date of the missed Scheduled Installment (but not later than the Annuity

       Commencement Date which must be a date at least 10 years from the date the contract is issued); and

   (2) you make no more than 24 Scheduled Installments over the life of the contract outside of the grace period (within 30 days after the date each Scheduled Installment is due).

Should you fail to meet the conditions listed above, you may still be entitled to reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule under the contract. See the "Guaranteed Minimum Income Payments" provision for additional information. If you do not meet the conditions listed above, and you are not entitled to reduced Guaranteed Minimum Income Payments under the contract, you can still receive Income Payments on the Annuity Commencement Date, but you will lose your right to the guaranteed minimum.

Purchase Payments

General.  Purchase Payments received will be allocated as follows:

   (1) Any Scheduled Purchase Payment made on or after the Monthly Due Date for purposes of satisfying a Scheduled Installment will be allocated to the Subaccount;

   (2) Any Scheduled Purchase Payment made for purposes of satisfying a Scheduled Installment, but received prior to that installment's Monthly Due Date will be allocated to the Guarantee Account until the Monthly Due Date. On the Monthly Due Date, that Purchase Payment will be transferred to the Subaccount;

   (3) Any Purchase Payment received that is in an amount greater than one monthly Scheduled Installment but no greater than an amount which would cause the assets in the Guarantee Account to be greater than that amount equal to 13 months of Scheduled Installments will be allocated to the Guarantee Account.

Transfers or payments to the Subaccount cannot be greater than the Scheduled Installment amount. Scheduled Installments can be made by:

   (1) Scheduled Purchase Payments; or

   (2) transfers from the Guarantee Account (Purchase Payments made to the Guarantee Account may not cause assets in the Guarantee Account to be greater than an amount equal to 13 months of Scheduled Installments).

The total Purchase Payments for all contracts issued to any one Owner and/or Annuitant cannot exceed $2,000,000 without our prior approval. See the "Purchase Payment Allocation Table" in the "Synopsis" provision.

Establishing Scheduled Installments. We determine your right to receive the Guaranteed Minimum Income Payments in part, by the timely payment of the Scheduled Installments. Scheduled Installments are the monthly investments that you must make to the Subaccount during the Accumulation Period of your contract.

We establish the amount and number of Scheduled Installments when we issue your contract. Once established, the number and amount of the monthly Scheduled Installments cannot be changed. The amount and number of monthly Scheduled Installments depends in part on the amount of Guaranteed Minimum Income Payments and the Annuity Commencement Date you request at the time of application.

Guaranteed Minimum Income Payments and Amount of Scheduled Installments. The Guaranteed Minimum Income Payment is the minimum Monthly Income Payment we promise to pay beginning on the Annuity Commencement Date (the Annuity Commencement Date must be selected at the time of application and must be a date at least 10 years from the date the contract is issued) and continuing for the lifetime of the Annuitant(s) (or, if such Annuitant(s) dies before the end of a certain stated number of years, for that number of years) provided you have met the conditions necessary to receive the payments.

In the event that an Owner marries after we issue the contract, upon our approval, he or she may add their spouse as a Joint Owner and/or Joint Annuitant before the Annuity Commencement Date. If we approve the change, the amount and duration of your Scheduled Installments will not change; however, we will reduce the amount of your Guaranteed Minimum Income Payments because we expect to make such payments for a longer period of time (i.e., until the death of the last surviving spouse). The Guaranteed Minimum Income Payments will be reduced as if the spousal Joint Owner was added to the contract on the Contract Date.

When you apply for a contract, your application must provide us with:

  . the Annuity Commencement Date (which may not be changed after the contract is issued);

  .  the age (and for Non-Qualified Contracts, the gender) of the Annuitant(s);

  . the Accumulation Period (the Accumulation Period must be at least 10 years);

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



  . the minimum number of years (between 10 and 50, in five year increments) for which you would like Income Payments to be made; and

  .  one of the following items of information:

    -- the amount of the Guaranteed Minimum Income  Payment you want; or

    -- how much you want to pay in Scheduled Purchase  Payments.

With either item of information, we can determine the other item.

You may not change your Annuity Commencement Date after your contract is issued. Your Annuity Commencement Date must be at least 10 years from the date the contract is issued.

When we compute the amount of your Guaranteed Minimum Income Payments that your Scheduled Installments purchase, we consider a number of factors, including:

  .  expected mortality;

  .  persistency;

  .  length of Accumulation Period;

  .  length of certain period;

  .  expected investment performance; and

  .  length of maintenance, acquisition and distribution expenses.

Most of these factors may vary from one Owner and/or one market to another. Of the factors listed, the ones most likely to vary by market are: expected mortality, expected persistency, as well as acquisition and distribution expenses.

Mortality is dependent on many things, including age, gender, occupation, smoking status, socio-economic status, marital status, place of residence, etc. Age and gender are expressly reflected in the calculation of the Guaranteed Minimum Income Payment.

Persistency is also (or can be) impacted by age, occupation, socio-economic status, marital status, etc. Persistency is not directly used in the calculation of the Guaranteed Minimum Income Payment but is an important consideration in the pricing process that determines the level of Guaranteed Minimum Income Payment we can offer.

Acquisition and distribution expenses vary by the market in which the contract is sold, e.g. a group sale generally has lower distribution costs per dollar of Purchase Payment than an equivalent number of individual sales. Distribution expenses are not directly reflected in the calculation of the Guaranteed Minimum Income Payment but are an important consideration in the pricing process.

We will not necessarily reflect any or all of these factors in determining the Guaranteed Minimum Income Payment formula for a given market. We reserve the right to recognize the impact of these differences should we sell into markets where one or more of the factors is present.

Once your contract is issued and your Guaranteed Minimum Income Payments determined, the amount and number of Scheduled Installments determined necessary to obtain your Guaranteed Minimum Income Payments will not change.

See the "Guaranteed Minimum Income Payments" provision.

Making Scheduled Installments. You must make Scheduled Installments on the Monthly Due Date. For contracts issued on or after May 1, 2006, the minimum monthly Scheduled Installment is $250. For contracts issued prior to May 1, 2006, the minimum monthly Scheduled Installment is $100. You may make Scheduled Installments to the Subaccount in one of the following ways:

   (1) by making Scheduled Purchase Payments when due; or

   (2) by making transfers from the Guarantee Account (Purchase Payments made to the Guarantee Account may not cause assets in the Guarantee Account to be greater than an amount equal to 13 months of Scheduled Installments).

We allocate a Scheduled Purchase Payment received before its Monthly Due Date to the Guarantee Account. We will transfer that early payment from the Guarantee Account to the Subaccount on the Monthly Due Date. In the event that we do not receive your Scheduled Purchase Payment on or before its Monthly Due Date, we will use any Guarantee Account value to make up the missed Scheduled Purchase Payment. If the Guarantee Account value is insufficient for this purpose and the 30-day grace period has expired, then that Scheduled Installment is considered missed.

Transfers cannot be made to the Subaccount at any time other than on the Monthly Due Date. Therefore, this product due to its design and one available Subaccount will not permit frequent transfers among investment options.

Grace Period

The contract permits a 30-day grace period for the payment of each Scheduled Installment. This grace period begins the day after the Monthly Due Date for the Scheduled Installment. If the Scheduled Installment remains in default past the end of the grace period, an interest rate at an effective annual rate of 6% will be charged to all outstanding amounts. If the Scheduled Installment(s) remains in default past 12 months from the original due date, you will lose the right to Guaranteed Minimum Income Payments unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule.

Reinstatement

We will notify you of any delinquent payments on subsequent billing notices. In addition, if more than 9 months have passed from the date of the missed Scheduled Installment, we will send you a written notice once per month, up to the 12th month, that you are in danger of forfeiting your right to the Guaranteed Minimum Income Payments. You may reinstate your right to the Guaranteed Minimum Income Payment by paying the missed Scheduled
Installment(s), or the missing portion thereof, within the earlier of:

   (1) one year of its Monthly Due Date; or

   (2) the Annuity Commencement Date.

You also must pay us the missed Scheduled Installment(s), as well as interest at an annual rate of 6%. Interest accrues from the date of the end of the grace period for the missed Scheduled Installment(s) (or portion thereof) until the date of the next Monthly Due Date following the receipt of the payment. We will notify you of the exact amount you owe.

We allocate Purchase Payments for the missed portion of the Scheduled Installments to the Subaccount as of the Valuation Day that we receive them.

We apply Purchase Payments representing less than the full amount owed in connection with a missed Scheduled Installment in the following order:

   (1) to the missed portion of the Scheduled Installment; and then

   (2) interest on any missed Scheduled Installment(s).

If more than one Scheduled Installment is missed, we apply any Purchase Payment you make to pay the most recently missed Scheduled Installment (or portion thereof). We will reinstate your right to receive full Guaranteed Minimum Income Payments only after you have paid us all of your missed Scheduled Installments and any interest you owe on the foregoing. To retain your right to full Guaranteed Minimum Income Payments, you may make no more than 24 Scheduled Installments outside the grace period over the life of your contract. If you fail to pay any Scheduled Installment with any interest that is charged on it within one year from its Monthly Due Date (but not later than the Annuity Commencement Date which must be a date at least 10 years from the date the contract is issued), you forfeit your right to receive the Guaranteed Minimum Income Payments and you cannot reinstate it, (but may still be eligible for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule in accordance with the terms of your contract). See the "Guaranteed Minimum Income Payments" provision.

Scheduled Purchase Payments

When we issue a contract, we will send you a contract data page which includes your schedule of Scheduled Purchase Payments. The minimum Scheduled Purchase Payment is $25.00.

You may make Scheduled Purchase Payments through automatic transfers from your bank account (i.e., electronic fund transfers). Doing this helps ensure that you will make your Scheduled Purchase Payments on the Monthly Due Date.

In addition, any Purchase Payment received that is in an amount greater than one monthly Scheduled Installment but no greater than an amount which would cause your assets in the Guarantee Account to exceed an amount equal to 13 months of Scheduled Installments will be allocated to the Guarantee Account. These payments will be used to make your monthly Scheduled Installments for the number of months the payments received will allow. Amounts allocated to the Guarantee Account can never be greater than an amount equal to 13 months Scheduled Installments at any one time.

We will return within 7 days of receipt, any Purchase Payment (or any portion thereof) that causes the amount allocated to the Guarantee Account to exceed 13 months of Scheduled Installments. The total Purchase Payments for all contracts issued to any one Owner cannot exceed $2,000,000 without our prior approval.

Allocation of Purchase Payments

We allocate Scheduled Purchase Payments received on the Monthly Due Date, as well as any payments past due that we receive, directly to the Subaccount on the Valuation Day we receive such payment. We allocate any Scheduled Purchase Payment we receive before the Monthly Due Date to the Guarantee Account, and transfer that payment to the Subaccount as of the Monthly Due Date. Any amount received that is greater than your monthly Scheduled Purchase Payment will be allocated to the Guarantee Account. However, Purchase Payments received must not cause your assets allocated to the Guarantee Account to exceed an amount equal to 13 Scheduled Installments. Any amount received that causes the Guarantee Account to exceed 13 Scheduled Installments will be returned to you within 7 days of receipt. Amounts in the Guarantee Account will then be transferred systematically on a monthly basis to the Subaccount in the amount of your Scheduled Installments until your assets in the Guarantee Account are liquidated.

Purchase Payment Allocation Table


Type of Payment   When Received    Where Allocated
---------------------------------------------------
Scheduled       Monthly Due Date  Subaccount
Purchase
Payment or
portion thereof
---------------------------------------------------
Scheduled       Before Monthly    Guarantee
Purchase        Due Date          Account
Payment or
portion thereof
---------------------------------------------------
Scheduled       After Monthly Due Subaccount for
Purchase        Date              any past due
Payment or                        Scheduled
portion thereof                   Installment, then
                                  Guarantee
                                  Account for
                                  remainder
---------------------------------------------------
Purchase        On or After       Guarantee
Payment in an   Contract Date     Account
Amount Greater
than Scheduled
Purchase
Payment
---------------------------------------------------

Valuation Day and Valuation Period

We will value Accumulation Units and Annuity Units once daily at the close of regular trading (currently, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open except for on days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Valuation of Accumulation Units

Upon allocation or transfer to the Subaccount, we convert payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the dollar amount directed to the Subaccount by the value of an Accumulation Unit for the Subaccount on the Valuation Day on which the Scheduled Purchase Payment is invested in the Subaccount. Therefore, Scheduled Purchase Payments allocated to the Subaccount increase the number of Accumulation Units credited to the contract.

Partial withdrawals, surrenders, payment of a Death Benefit, and the application of Subaccount Value to acquire Monthly Income Payments on the Annuity Commencement Date all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions relating to the event.

The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of the Subaccount from one Valuation Period to the next. The net investment factor for the Subaccount for any Valuation Period reflects the change in the net asset value per share of the Total Return Fund from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution, so that the unit value is not impacted. Also, we take into account a charge or credit for any reserved taxes, which we determine to have resulted from the operations of the Subaccount.


The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Total Return Fund because of the deduction of Variable Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.


SURRENDER AND PARTIAL WITHDRAWALS

We will allow you to surrender your contract or withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions set forth below.

Partial withdrawals must be at least $100. A partial withdrawal or surrender is effective as of the Valuation Day we receive your request at our Service Center in a form acceptable to us. Unless you request otherwise, we will take any partial withdrawal:

   (1) first from the Guarantee Account; and

   (2) then from the Subaccount.

Partial withdrawals and surrender may be subject to surrender charges. When taking a partial withdrawal, any applicable surrender charge and/or any applicable premium tax will be taken from the amount withdrawn. See the "Charges and Deductions" provision. A partial withdrawal may also reduce the amount of your Death Benefit. See the "Death Benefit" provision.

You may need to make Scheduled Purchase Payments when you otherwise would not if you take partial withdrawals from the Guarantee Account, since such amounts will no longer be available for monthly Scheduled Installments.

You may elect to surrender your contract at any time after the issue date and receive a lump sum payment, subject to a surrender charge. After 12 months from the date the contract is issued, you may surrender your contract and elect one of the Optional Payment Plans. If you elect to surrender your contract, a surrender charge will apply unless you elect Optional Payment Plan 1 or Optional Payment Plan 2 (with a period certain of 10 or more years). Your surrender charge will be waived if you surrender your contract and apply the assets to Optional Payment Plan 1 or Optional Payment 2 (with a period certain of 10 or more years). If you elect to surrender your contract and apply the assets to any Optional Payment Plan, you will lose all rights to Guaranteed Minimum Income Payments under the contract. We will calculate any Surrender Value as of the Valuation Day your request for surrender is received at our Service Center.

You may also surrender your contract on the Annuity Commencement Date (which must be a date at least 10 years from the date the contract is issued) for the Contract Value as of that Valuation Day, without any surrender charge. In order to receive the lump sum payment, you must notify us at our Service Center of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to the Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon annuitization if you elect to receive a lump sum payment. If an Owner dies after notification is received, but prior to the Annuity Commencement Date, payment will be made in accordance with the "Death Benefit Upon Death of An Owner Before the Annuity Commencement Date" provision.

Partial withdrawals and surrenders may be subject to surrender charges. When taking a partial withdrawal, any applicable surrender charge and any applicable premium tax will be taken from the amount withdrawn. See the "Charges and Other Deductions" provision. A partial withdrawal may also reduce the amount of your Death Benefit. See "The Death Benefit" provision.

We will delay making a payment if:

   (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Variable Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our Owners.

Rules and regulations of the SEC may prescribe as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since Owners will not have access to their account.

In addition, we are required by state law to reserve the right to defer payments from the Guarantee Account for partial withdrawals and surrenders for up to six months from the date we receive your payment request. See the "Requesting Payments" provision for more information on circumstances in which we may delay making payments under the contract.

Partial withdrawals and surrender may be subject to ordinary income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to income tax withholding. See the "Federal Tax Matters" provision.

Telephone Withdrawals. You may take partial withdrawals under your contract by writing us in a form acceptable to us, or calling us provided we received your prior written authorization to take partial withdrawals over the telephone at our Service Center. You only can surrender your contract by writing our Service Center.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

  . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone instructions;

  . confirming the telephone transaction in writing to you or a third party you authorized; and/or

  .  tape-recording telephone instructions.

If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or prohibit telephone withdrawals.

To request a telephone withdrawal, please call us at 800.313.5282.

Special Note on Reliability. Please note that our telephone system may not always be available. Any telephone system, whether it is ours, yours, your service provider's or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center at the address listed on page 1 of this prospectus.

Repayment of Partial Withdrawals of Subaccount Value. To remain eligible to receive Guaranteed Minimum Income Payments (or partial Guaranteed Minimum Income Payments if you are eligible for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule in accordance with the terms of your contract), you must repay the amount of any partial withdrawal received from the Subaccount plus any applicable interest on the amount received within one year from the date of the partial withdrawal, but no later than the Annuity Commencement Date (such date must be a date at least 10 years from the date the contract is issued). If the repayment is not made by the Monthly Due Date next following the date of the partial withdrawal, we will charge you interest at an effective annual rate of 6% on the total amount withdrawn from the Subaccount.

It is important to understand that, because surrender charges may apply, the amount you receive from the Subaccount may not be the same as the amount we withdraw from the Subaccount. You must repay the amount you received from the Subaccount, plus interest and any premium taxes paid on the partial withdrawal. Therefore, the amount you repay includes:

  .  the amount you receive from the Subaccount; plus

  . interest we assess on the amount withdrawn from the date of the partial withdrawal until the date of repayment; plus

  . the amount of any premium taxes assessed on amounts withdrawn from the Subaccount.

We allocate any repayment (after deducting for interest) to the Subaccount as of the date we receive it. When you repay the amount of each partial withdrawal from the Subaccount within 12 months of the partial withdrawal, we will reimburse the Subaccount in the amount of the surrender charge taken for the repaid amount. The reimbursed amount will come from the assets of our General Account. Such amounts will be allocated to the Subaccount on the same Valuation Day your repayment of the partial withdrawal is received.

You should consult your tax adviser concerning repayments as we consider repayments after deducting interest charges to be new Purchase Payments for tax purposes (i.e., if the repayment is withdrawn again, that partial withdrawal will be taxed). In addition, taking a partial withdrawal may subject you to an ordinary income tax, AND a 10% IRS penalty tax if you are younger than age
59 1/2 at the time the partial withdrawal is taken. You may be subject to the income tax and penalty tax EVEN IF YOU REPAY ALL AMOUNTS OUTSTANDING. Consequently, it is very important that you consult your tax adviser prior to taking any partial withdrawals.

If you take multiple partial withdrawals, we will apply repayments to the most recent partial withdrawal first.

Partial withdrawals from the Guarantee Account do not have to be repaid to maintain your right to Guaranteed Minimum Income Payments. Generally, taking partial withdrawals from the Guarantee Account will not affect your right to receive Guaranteed Minimum Income Payments. However taking partial withdrawals from the Guarantee Account may require you to make Scheduled Purchase Payments (or higher Scheduled Purchase Payments). If such Scheduled Purchase Payments are not made, you could lose your right to receive the Guaranteed Minimum Income Payments.

Surrender Value. The amount payable on surrender of the contract is the Surrender Value as of the date our Service Center receives your surrender request in a form acceptable to us. The Surrender Value equals the Contract Value on the Valuation Day our Service Center receives your request, less any applicable surrender charge and any applicable premium tax charge. We will pay the Surrender Value in a lump sum, unless you elect one of the Optional Payment Plans. See the "Optional Payment Plans" provision in this prospectus. We may waive surrender charges upon surrender if you elect certain Optional Payment Plans. See the "Charges and Other Deductions" provision.

CHARGES AND OTHER DEDUCTIONS


We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We intend to recover the cost of marketing, administering and other costs associated with the benefits of the contracts through fees and charges imposed under the contracts, including the surrender charge and access charge, if applicable. See below and the "Sales of the Contracts" provision.

We will deduct the charges described below to cover our costs and expenses, the services provided, and our risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  monthly billing and electronic fund transfer transactions;

  .  administering Income Payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing contract confirmations and periodic statements;

  .  maintaining an internet service site; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  . the risk that the Guaranteed Minimum Income Payments will exceed the calculated variable Income Payments;

  .  the risk that the Death Benefit will be greater than the Surrender Value;

  . the risk that Annuitant(s) will live longer than we assumed in calculating the contract guarantees (these guarantees are incorporated in the contract and cannot be changed); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits stated in the contract. For example, surrender charges we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Surrender Charges

We may assess a surrender charge on partial withdrawals of Contract Value or surrender of the contract.

Unless we receive other instructions, we will first withdraw amounts from:

   (1) the Guarantee Account; then

   (2) from the Subaccount.

We will deduct any surrender charge from the amounts you withdraw.

The surrender charge for amounts partially withdrawn or surrendered from the Subaccount and/or the Guarantee Account is a percentage of the lesser of:

   (1) Scheduled Installments made to date and not previously withdrawn (partial withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation); and

   (2) the amount withdrawn.

The surrender charge percentage is as follows:


                              Surrender Charge
                             (as a percentage of
                           the lesser of Scheduled
                            installments made to
     Contract Year in      date and not previously
which Surrender or Partial    withdrawn and the
    Withdrawal is Made        amount withdrawn)
--------------------------------------------------
            1                        9%
            2                        8%
            3                        7%
            4                        6%
            5                        5%
            6                        4%
            7                        3%
            8                        2%
       9 and after                   1%
--------------------------------------------------

Examples:

 Assuming:

  .  you have made Purchase Payments of $18,000;

  . your Contract Value is $20,000 ($17,000 in the Subaccount and $3,000 in the Guarantee Account), $15,000 of which is from Scheduled Installments;

  .  you request a partial withdrawal of $10,000 in Contract Year 5; and

  .  you are not eligible for reduced Guaranteed Minimum Income Payments.

 Your surrender charge will be $500 (the lesser of 5% of $10,000 and 5% of $15,000). We take the partial withdrawal from the Guarantee Account ($3,000) and from the Subaccount ($7,000). You will receive a net check of $9,500 assuming there are no premium taxes or income taxes withheld. To reinstate your Guaranteed Minimum Income Payment you must repay the $6,650 to the Subaccount within 12 months of the partial withdrawal. In addition, you must pay interest to us (assessed on the $6,650 received) within 12 months of the partial withdrawal.

The following chart depicts the partial withdrawal.


                                              Account
                               ------------------------------------
                                             Guarantee
                                Subaccount    Account      Total
--------------------------------------------------------------------
Beginning Contract Value       $     17,000   $3,000   $     20,000
--------------------------------------------------------------------
Amount Withdrawn               $      7,000   $3,000   $     10,000
--------------------------------------------------------------------
Remaining Contract Value       $     10,000   $    0   $     10,000
--------------------------------------------------------------------
Surrender Charge               $       (350)  $ (150)  $       (500)
--------------------------------------------------------------------
Net Amount Paid to You         $      6,650   $2,850   $      9,500
--------------------------------------------------------------------
Amount to Reinstate Guaranteed
 Minimum Income Payment        $      6,650            $      6,650
 (+ Interest)                   (+ interest)  $    0    (+ interest)
--------------------------------------------------------------------
Amount We Add to the
 Subaccount                    $        350   $    0   $        350
--------------------------------------------------------------------
Account Value after Repayment* $     17,000   $    0   $     17,000
--------------------------------------------------------------------


*Assuming no growth in the Subaccount.

 However, if you withdraw $17,000, your surrender charge will be $750 (5% of $15,000). The remaining value in the Guarantee Account is $0 and the remaining value in the Subaccount is $3,000. You will receive a net check of $16,250 assuming there are no premium taxes or income taxes withheld. To reinstate your right to Guaranteed Minimum Income Payments you must repay to the Subaccount $13,400 within 12 months of the partial withdrawal. In addition, you must pay interest to us (assessed on the $13,400 received) within 12 months of the partial withdrawal.

 You will not be assessed a surrender charge on any amounts withdrawn greater than the amount of Scheduled Installments made.

 Current market conditions may affect the impact of the surrender charges on your contract.

 Assuming the amount of Scheduled Installments made to date equals $10,000, your Contract Value equals $20,000, and you fully surrender your contract in the third Contract Year, we would assess a surrender charge of $700 (7% of $10,000) with a net check to you of $19,300 assuming there are no premium taxes or income taxes withheld. However, if there is a market decline so your Contract Value is $9,000, and you request a full surrender, we would assess a surrender charge of $630 (the lesser of 7% of $9,000 and 7% of $10,000) with a net check to you of $8,370 assuming there are no premium taxes or income taxes withheld.

 Waiver of Surrender Charges. We will waive all surrender charges if you surrender your contract and apply your Contract Value to one of the following Optional Payment Plans:

   (1) Optional Payment Plan 1 (Life Income with Period Certain); or

   (2) Optional Payment Plan 2 (Joint Life and Survivor Income).

If you elect one of the above Optional Payment Plans, then the amount applied to the plan will be your Contract Value, minus any premium tax. See the "Optional Payment Plans" provision in this prospectus.

In addition, you may also surrender your contract on the Annuity Commencement Date (which must be at least 10 years from the date the contract is issued) for the Contract Value as of that Valuation Day, without any surrender charge. In order to receive the lump sum payment, you must notify us at our Service Center of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to your Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon annuitization if you elect to receive a lump sum payment. If an Owner dies after notification is received, but prior to the Annuity Commencement Date, payment will be made in accordance with the "Death Benefit Upon Death of An Owner Before the Annuity Commencement Date" provision.

Deductions from the Variable Account

We deduct from the Subaccount an amount, computed daily, equal to an effective annual rate of 1.50% of the average daily net assets of the Subaccount. We assess this charge when we compute the net investment factor. This charge reduces the value of Accumulation Units and Annuity Units. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35%.

Deductions for Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity either from Purchase Payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, Income Payments, and Death Benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. The amount of premium tax assessed depends upon the laws of the state in which you reside. The premium tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

The Total Return Fund incurs certain fees and expenses. To pay for these charges, the Total Return Fund makes deductions from its assets. The deductions are described more fully in the prospectus for the Total Return Fund.

We assess interest charges at an effective annual rate of 6% on any missed Scheduled Installment. We also assess interest at an annual effective rate of 6.0% on any partial withdrawal taken from the Subaccount. This interest is assessed from the date of the partial withdrawal until the date of the repayment. See "The Contract" and the "Surrenders and Partial Withdrawals" provisions.


We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to broker-dealers for selling the contracts. You do not directly pay these commissions, we do. We intend to recover the commissions, marketing, administrative and other expenses and the cost of contract benefits through fees and charges imposed under the contract. See the "Sales of the Contracts" provision.


THE DEATH BENEFIT

Death Benefit Upon Death of an Owner Before the Annuity Commencement Date

If any Owner, other than a spousal Joint Owner (or Annuitant, if the Owner is a non-natural person) dies before the Annuity Commencement Date, we will pay a Death Benefit to the Designated Beneficiary.

We calculate the Death Benefit as of the Valuation Day that we receive due proof of death and all required forms at our Service Center. Until we receive due proof of death and all required forms, Purchase Payments, if received, will continue to be applied to the Guarantee Account and/or the Subaccount, as appropriate. Further, until we receive complete written settlement instructions from the Designated Beneficiary, values adjusted for transfers will remain in the Variable Account and the Guarantee Account. The Death Benefit therefore will fluctuate with the performance of the Variable Account.

Upon receipt of due proof of death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to a finding of death) and all required forms, we will process the Death Benefit in accordance with your or your Designated Beneficiary's instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

Unless otherwise required to be distributed pursuant to the distribution rules stated below, we will pay Death Benefit proceeds in a lump sum unless you or your Designated Beneficiary elect one of our Optional Payment Plans. See the "Optional Payment Plans" provision.

Death Benefit Amount

The Death Benefit equals the greater of:

  . the sum of Purchase Payments received minus partial withdrawals as of the Valuation Day we receive due proof of death and all required forms at our Service Center; and

  . the Contract Value as of the Valuation Day we receive due proof of death and all required forms at our Service Center.

Required Distributions

In certain circumstances, federal tax law requires that distributions be made under the contract upon the death of:

  .  an Owner or Joint Owner; or

  . the Annuitant or Joint Annuitant, if any Owner is a non-natural person (i.e., an entity, such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any Owner (or any Annuitant, if the Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated Beneficiary:

   (1) Owner or Joint Owner;

   (2) Primary Beneficiary;

   (3) Contingent Beneficiary; or

   (4) Owner's estate.

If there is more than one Designated Beneficiary, we will treat each one separately in applying the distribution rules prescribed by the tax laws as briefly described in the "Distribution Rules" provision below.

We should be notified immediately by telephone or in writing upon the death of an Owner or an Annuitant. We have the right to request that any notification of death given by telephone be immediately followed by written notification. Upon notification, no additional Purchase Payments will be accepted (unless the Designated Beneficiary is the spouse of the deceased and that spousal beneficiary has elected to continue the contract). Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named Designated Beneficiary(ies) and any other information necessary to process applicable proceeds.

Distribution Rules

The distributions required by federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the contract is owned by a non-natural entity). Upon receipt of due proof of death and all required forms, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed below.

  . Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased, and a Joint Annuitant, except under certain types of Qualified Contracts, we will continue the contract in force with the surviving spouse as the new Owner and as the sole Annuitant. For contracts issued as IRAs (or custodial IRAs), if the Designated Beneficiary is the surviving spouse of the deceased and the Joint Annuitant, then the surviving spouse (or the custodian for the benefit of the surviving spouse) may continue the contract. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. If the Designated Beneficiary is the surviving spouse of the deceased person but not a Joint Annuitant, the rules for non-spouses will apply.

  . Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, the contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

      (1) receive the Death Benefit and any interest that has been earned in one lump sum payment upon receipt of due proof of death and all required forms;

      (2) receive the Death Benefit at any time during the five year period following the date of death. See the "Requesting Payments" provision;

      (3) apply the Death Benefit to provide an Income Payment under Optional Payment Plan 1 or Optional Payment Plan 2. The first Income Payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

If the Designated Beneficiary makes no choice within 30 days following receipt of due proof of death and all required forms at our Service Center, we will pay the Death Benefit at any time during the five year period following the date of death (number (2) above). We will not accept any Purchase Payments after we receive due proof of the non-spouse's death. If the Designated Beneficiary dies before we distribute the entire Death Benefit, we will pay in a lump sum any value remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under numbers (1) and (2) above, the contract will terminate when we pay the Death Benefit. Under number (3) above, this contract will terminate when we apply the Death Benefit to provide Income Payments.

Within 30 days of the date of receipt of due proof of death and all required forms, a non-spousal Joint Annuitant that is also the surviving Owner may use the proceeds from number (1) above to purchase a contract with current terms and values substantially similar to this contract, as of the date of receipt of due proof of death and all required forms, including but not limited to the Guaranteed Minimum Income Payment, the value in each investment, Scheduled Installments, Purchase Payments, and surrender charges, and the Annuity Commencement Date. Any missed Scheduled Installments will still be due.

Death Benefit After the Annuity Commencement Date


If any Annuitant dies after the Annuity Commencement Date, monthly Income Payments will be made as stated in the section discussing monthly income payments. See the "Benefits at Annuity Commencement Date" provision below.


BENEFITS AT ANNUITY COMMENCEMENT DATE

You must select an Annuity Commencement Date on your application. In order to receive Guaranteed Minimum Income Payments under this contract, all contract requirements must be met. The Annuity Commencement Date selected at the time of application must be at least 10 years from the date the contract is issued and may not be changed once the contract is issued. The Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of Joint Annuitants).

If the sole or last surviving Annuitant is still living on the Annuity Commencement Date, and you have met all contractual requirements, we will pay you or your designated payee the monthly Income Payments that are guaranteed not to go below the minimum amount as stated on your contract's Data Pages and as described below beginning on that date unless you elected to receive payment in a lump sum. As provided in your contract, we may adjust the Annuitant(s)' age(s) used to determine the first Annual Variable Annuity Benefit, and we may deduct premium taxes from your payments.

Monthly Income Payments are made under a life Income Payment plan with a period certain of 10, 15, 20, 25, 30, 35, 40, 45, or 50 years. If you do not select a period certain we will use a life Income Payment plan with a 10 year period certain. If the Annuitant dies after the Annuity Commencement Date, AND monthly Income Payments were being made under a life Income Payment plan with a period certain, payments will continue to be made to the named Beneficiary(ies) until the end of the period certain. For instance, if monthly Income Payments are being paid under a life Income Payment plan with a period certain of 20 years and the Annuitant dies in the 10th year of monthly Income Payments, payments will continue to be made to the Annuitant's named Beneficiary(ies) for a period of 10 more years.

We determine your monthly Income Payments when the guarantee is in effect based on the Calculated Level Monthly Benefit. The Calculated Level Monthly Benefit is derived from the Annual Variable Annuity Benefit. The Calculated Level Monthly Benefit is one-twelfth of the Annual Variable Annuity Benefit plus level interest over a twelve-month period. The interest rate for each Annuity Year is the rate we declare for a twelve-month certain single purchase payment immediate fixed annuity, as of the Annuity Commencement Date or applicable Annuity Commencement Date Anniversary, for this contract.

The dollar amount of the first Annual Variable Annuity Benefit is a function of:

  .  the amount of your Contract Value on the Annuity Commencement Date; and

  .  the annuity purchase rates shown in your contract.

The annuity purchase rates vary based on the age (and, for certain contracts, gender) of the Annuitant(s) as well as the certain period that was selected. Generally, the longer the life expectancy of the Annuitant(s) or the longer the certain period selected, the smaller the first Annual Variable Annuity Benefit will be. The benefit is calculated by:

   (1) dividing the Contract Value on the Annuity Commencement Date (less any applicable premium tax) by $1,000; and

   (2) multiplying the result by the applicable annuity purchase rate.

This amount is then "applied" to "acquire" Annuity Units. We determine the number of Annuity Units credited to a contract by dividing the dollar amount of the first Annual Variable Annuity Benefit by the Annuity Unit value for the Valuation Period ending on the Annuity Commencement Date or the first Valuation Period ending after the Annuity Commencement Date if the Annuity Commencement Date falls on a date when the New York Stock Exchange is closed or the Total Return Fund does not value its shares. The value of your Annuity Units changes daily as a result of the investment performance of the Subaccount.

We determine the dollar amount of each subsequent Annual Variable Annuity Benefit on each anniversary of the Annuity Commencement Date by multiplying the Annuity Unit value for the Valuation Period or the first Valuation Period ending after the Annuity Commencement Date if the anniversary of the Annuity Commencement Date falls on a date when the New York Stock Exchange is closed or on a date when the Total Return Fund does not value its shares by the number of Annuity Units credited to the contract.

The Annuity Unit value equals (a) x (b) where:

   (a) equals the Annuity Unit value for the preceding Valuation Period; and

   (b) equals (i) x (ii) where:

      (i) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

     (ii) is an assumed discount rate equal to .99990575 raised to a power equal to the number of days in the Valuation Period.

If the Guaranteed Minimum Income Payment does not apply and the net investment return for the Subaccount over an Annuity Year is equal to 3.5% (the interest rate we use in calculating the amount of the Annual Variable Annuity Benefit), the Annual Variable Annuity Benefit for that Annuity Year will equal the benefit for the prior year. To the extent that such net investment return exceeds 3.5% for an Annuity Year, the Annual Variable Annuity Benefit for that Annuity Year will be greater than the benefit for the prior year. To the extent that such net investment return falls short of 3.5% for an Annuity Year, the Annual Variable Annuity Benefit for that Annuity Year will be less than the benefit for the prior year.

Guaranteed Minimum Income Payments

If the Guaranteed Minimum Income Payment is in Effect

If you meet the conditions required under the contract for receipt of Guaranteed Minimum Income Payments (that is, within the time allowed, you paid all your Scheduled Installments and repaid the amount of any withdrawal received from the Subaccount plus interest and your Annuity Commencement Date was at least 10 years from the date the contract was issued), your monthly Income Payments after the Annuity Commencement Date will be at least equal to the Guaranteed Minimum Income Payments.

We will calculate your initial Calculated Level Monthly Benefit as discussed above under the "Benefits at Annuity Commencement Date" provision. If the initial monthly Income Payment is less than the Guaranteed Minimum Income Payment, your initial monthly Income Payment will equal the Guaranteed Minimum Income Payment. If this occurs, we will track the difference in the Adjustment Account that we establish on the Annuity Commencement Date. The value of the Adjustment Account will equal the greater of (a) and (b), where:

   (a) is zero (0); and

   (b) is 12 times the Guaranteed Minimum Income Payment minus 12 times the initial Calculated Level Monthly Benefit.

Monthly Income Payments will remain constant for an Annuity Year. At the beginning of each subsequent Annuity Year, we will determine the amount of the monthly Income Payments for that Annuity Year.

For monthly Income Payments after the first Annuity Year, the actual payment is the greater of (a) and (b), where:

   (a) is the subsequent Calculated Level Monthly Benefit minus 1/12 of any value in the Adjustment Account as of the date of the last monthly Income Payment; and

   (b) is the Guaranteed Minimum Income Payment.

For subsequent monthly Income Payments after the first Annuity Year, the value of the Adjustment Account will be the greater of (a) and (b), where:

   (a) is zero (0); and

   (b) is the value of the Adjustment Account as of the date that we determined the last Monthly Income Payment, plus 12 times the actual subsequent monthly Income Payment, minus 12 times the subsequent Calculated Level Monthly Benefit.

In other words, you will not receive any of the Subaccount's gain until the Adjustment Account has been repaid from any future performance of the Subaccount.

The Guaranteed Minimum Income Payment is determined at contract issue and is based on many factors. Individuals with the same factors will receive the same Guaranteed Minimum Income Payment. The factors include ages(s), gender(s), purchase date, Annuity Commencement Date chosen, Scheduled Installments, period certain, mortality, assumed interest rate, state premium tax (if any), and whether the contract is qualified or non-qualified.

Reduced Guaranteed Minimum Income Payments

For Qualified Contracts, you may be entitled to reduced Guaranteed Minimum Income Payments if you lose your right to full Guaranteed Minimum Income Payments, provided your contract is still in effect as of the Default Date.

The Valuation Day you lose your right to full Guaranteed Minimum Income Payments under the contract is considered the "Default Date." You will lose your right to full Guaranteed Minimum Income Payments under the contract when you:

  . Miss a Scheduled Installment and do not pay that Scheduled Installment within 12 months of the date it was due, plus interest at an effective annual rate of 6%. You may make no more than 24 Scheduled Installments outside the grace period over the life of your contract. See the "Reinstatement" provision in this prospectus; and/or

  . Take any withdrawals from the Subaccount and do not repay the amount withdrawn from the Subaccount within 12 months from the date of the withdrawal, plus interest at an effective annual rate of 6%.

If the due date of any missed payment falls on any date on which the New York Stock Exchange is not open for regular trading or on a date on which the Total Return Fund does not value its shares, the due date will occur on the next Valuation Day.

We will calculate the reduced Guaranteed Minimum Income Payment by taking (a) divided by (b) multiplied by (c), where:

   (a) is the total of Scheduled Installments paid to the Subaccount and not previously withdrawn prior to the Default Date;

   (b) is the total Scheduled Installments that are required to be paid into the Subaccount prior to the Annuity Commencement Date as shown on your contract's Data Pages (this date must be a date at least 10 years from the date the contract is issued); and

   (c) is the Guaranteed Minimum Income Payment (as shown on your contract's Data Pages).

Once the reduced Guaranteed Minimum Income Payment amount has been determined, we will not recalculate it again, even if subsequent Purchase Payments are made. In addition,

  . if partial withdrawals are taken from the Subaccount once the reduced Guaranteed Minimum Income Payment has been determined and you do not repay the partial withdrawals with interest, you will lose your right to Guaranteed Minimum Income Payments;

  . we will not further reduce your Guaranteed Minimum Income Payments as described above;

  . you may not begin Income Payments prior to the Annuity Commencement Date and still receive reduced Guaranteed Minimum Income Payments.

If the Guaranteed Minimum Income Payment is not in Effect

If the Guaranteed Minimum Income Payment is not in effect, you may still receive Income Payments or elect to forego Income Payments and receive the value of the contract on or before the Annuity Commencement Date in the form of a lump sum payment. If you elect to receive Income Payments, your actual Income Payments will be in the form of an annual variable Income Payment similar to a variable Income Payment described above under the "Benefits at Annuity Commencement Date" provision. There will be no Adjustment Account established.

OPTIONAL PAYMENT PLANS

You may apply your Death Benefit proceeds or your Surrender Value to an Optional Payment Plan. You will lose any Guaranteed Minimum Income Payments if you elect to apply your Surrender Value or your Death Benefit Proceeds to an Optional Payment Plan. The terms of the Optional Payment Plan elected will then become applicable. If you surrender the contract and select Optional Payment Plan 1 or Optional Payment Plan 2, then the amount applied to the Optional Payment Plan is the Contract Value, minus any premium tax. The amount we apply to calculate Income Payments is net of any applicable premium tax.

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During the Annuitant's life and before Income Payments begin, you (or the
Designated Beneficiary at your death) can choose an Optional Payment Plan. If you change a Designated Beneficiary, your Optional Payment Plan selection will remain in effect unless you make a new selection. Any election or change in an Optional Payment Plan must be sent to our Service Center in a form acceptable to us. We do not allow any changes after Income Payments begin. If an Optional Payment Plan has not been chosen at the death of the Annuitant or Owner, your Designated Beneficiary can choose an Optional Payment Plan when we pay the Death Benefit. See "The Death Benefit" provision.

We will make Income Payments under one of the Optional Payment Plans annually. The amount of each payment under an Optional Payment Plan must be at least $100. Payments made under an Optional Payment Plan at the death of any Owner (or the Annuitant if the Owner is a non-natural person), must conform to the rules outlined in the "Death Benefit" provision.

We may make an age adjustment to determine the amount of the Income Payments. We will adjust the age according to the age adjustment table shown in your contract.

The Optional Payment Plans listed below are available with fixed or variable payments. You must select one or the other; a combination is not permitted.

Fixed Income Payments. We will transfer proceeds applied to a fixed income option to our General Account. Payments made will equal or exceed those required by the state where we deliver the contract. We determine fixed Income Payments on the date we receive due proof of the Owner's death or on surrender.

Variable Income Payments. We will transfer proceeds applied to a variable income option to the Subaccount. Your Income Payments, after the first payment, will reflect the investment experience of the Subaccount. No minimum amount is guaranteed. Income Payments begin after the date we receive due proof of any Owner's death or a surrender. We will calculate your variable Income Payments in the manner described above under the "Benefits at Annuity Commencement Date" provision.

Optional Payment Plans. The contract provides two Optional Payment Plans, each of which is payable on a fixed or variable basis. If any payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Guaranteed amounts payable are determined assuming an interest rate of 3.5% compounded yearly. We may increase this rate and the amount of any payment. Following are explanations of the Optional Payment Plans available.

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. Payments are determined according to the table in the Monthly Income Benefit section of your contract. We determine the guaranteed amounts payable under the plan. The payee selects the designated period. If the payee dies during the minimum period, we may offer to pay the discounted sum of the remaining guaranteed payments in one payment.

   Optional Payment Plan 2 -- Joint Life and Survivor Income. This option provides for us to make periodic payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we may offer to pay the discounted amount of the remaining payments for the 10-year period in one payment to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the contract's Annuity Commencement Date. Variable income payments will begin within 7 days after the date payments would begin under the corresponding fixed option.

Payments made under Optional Payment Plan 1 and Optional Payment Plan 2 are not redeemable.

FEDERAL INCOME TAX MATTERS

Introduction

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

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Taxation of Non-qualified Contracts

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The Federal income tax law does not tax any increase in an Owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Variable Account must be "adequately diversified" in accordance with regulations of the Internal Revenue Service ("IRS"); and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the annual Purchase Payments applied to the contract. Contracts issued to a corporation or a trust are examples of contracts where the Owner is currently taxable on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural Owner (entity) is taxable on the annual increase in the Contract Value in excess of the Purchase Payments made that year. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Variable Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Variable Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Variable Account are adequately diversified. If the Variable Account fails to comply with these diversification standards, the Owner could be required to pay tax for the year of such failure on the untaxed income accumulated in the contract and for each subsequent year on that year's income under the contract.

Although we do not control the investments of the Total Return Fund, we expect that the Total Return Fund will comply with IRS regulations so that the Variable Account will be considered "adequately diversified."

Age at which Income Payments must begin. Federal income tax rules do not expressly identify a particular age by which Income Payments must begin. However, those rules do require that an annuity contract provide for amortization, through Income Payments of the contract's Purchase Payments paid and earnings. If Income Payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and full surrender. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent of your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) IRS rules are unclear, but with respect to an actual withdrawal or other such transactions (such as an assignment or a gift) that is treated as a withdrawal for tax purposes, it is possible that you will pay tax to the extent the remaining amount available under the benefit exceeds your "investment in the contract." This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A full surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a full surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

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Your "investment in the contract" generally equals the total of your Purchase
Payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

It is possible that certain additional amounts could be included in the gain under your contract for purposes of determining the tax treatment of withdrawals, e.g., amounts attributable to the Guaranteed Minimum Income Payment feature of the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) all or a portion of your Contract Value as a partial withdrawal or a full surrender, as the case may be.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract" (as defined above). In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of Income Payments. The Code imposes tax on a portion of each Income Payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your Income Payment.

Pursuant to the Code, you will pay tax on the full amount of your Income Payments once you have recovered the total amount of the "investment in the contract." If Income Payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Taxation of Death Benefits. We may distribute amounts from your contract because of the death of an Owner, a Joint Owner, or if an Owner is a non-natural person, an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the contract's Annuity Commencement Date.

Before the contract's Annuity Commencement Date.

  . The Death Benefit is taxed in the same manner as Income Payments, if the Death Benefit is received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the Death Benefit is taxed in the same manner as a surrender or a partial withdrawal depending on the manner in which the death benefit is paid.

After the contract's Annuity Commencement Date. The Death Benefit is excludable from income to the extent that it does not exceed the unrecovered "investment in the contract," provided the Death Benefit is received in accordance with the existing Optional Payment Plan. All Income Payments in excess of the unrecovered "investment in the contract" are includible in income.

The tax law imposes tax on a Death Benefit received in a lump sum to the extent that it exceeds the unrecovered "investment in the contract" at the time of payment.

Penalty taxes payable on partial withdrawals, surrender, or Income Payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals, surrender or Income Payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  . you receive as a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer or the joint lives of the taxpayer and his designated beneficiary; or

  . the beneficiary receives on or after the death of the Owner (or the Annuitant, if the Owner is not a natural person).

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an Income Payment, surrender, or partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract; and/or

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or one of its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of these rules are not clear. However, these rules could affect:

  . the amount of a surrender, partial withdrawal or Income Payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

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Section 1035 Exchanges.  Under section 1035 of the Code, the exchange of one annuity contract (or life insurance contract) for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon death of a non-spousal Joint Owner, the contract provides the surviving Joint Owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under section 1035.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We do not currently offer all of the types of Qualified Contracts described, and may not offer them in the future. Prospective purchasers should contact our Service Center to learn of the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified plans and individual retirement arrangements. Persons intending to use the contract in connection with a qualified plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its Death Benefit, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Accounts (IRAs). IRAs permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contracts for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs. Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.


  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the Purchase Payments made within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to non-elective contributions, may be subject to distribution restrictions specified in the employer's 403(b) Plan.


Terms of qualified plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified plan, we will amend a contract as generally necessary to conform to the requirements of that type of plan. However, the rights of any person to any benefits under qualified plans

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may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; and reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

There are specific Code and ERISA rules that apply to loans from qualified plans. Employer plans may have additional restrictions. Partial withdrawals and repayments of partial withdrawals permitted under this contract may not qualify as a qualified plan loan. There are specific Code rules that apply to death benefits under qualified plans, to which those features under this contract may be subject.

If this contract is purchased as an investment of a qualified retirement plan, the Owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the Owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.


The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualifications requirements.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEP IRAs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as Traditional IRA, Roth IRA, SEP IRA or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) Plan. Even if the death benefit under the contract were characterized as an


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incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.


Guaranteed Minimum Income Payments. Distributions from Qualified Contracts generally must satisfy certain required "minimum distribution rules." It is unclear whether variable Income Payments subject to the contract's Guaranteed Minimum Income Payments feature will satisfy these rules. As a result, the availability of such payments could cause the disqualification of a Qualified Contract, which could result in increased taxes to the Owner. We reserve the right to limit the availability of such payments, or to modify such payments, as necessary to preclude any such disqualification. In addition, the Guaranteed Minimum Income Payments feature could increase the amount of the minimum required distribution that must be taken from your contract.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of Purchase Payments and the time at which Purchase Payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of Purchase Payments made to Qualified Contracts;

  . the Code does not allow a deduction for Purchase Payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for Purchase Payments made to a Qualified Contract;

  . Under most qualified retirement plans, the Owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the Owner's lifetime.

The Federal income tax rules applicable to qualified plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.

Under most qualified retirement plans, the participant must begin receiving payments made from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2 for Traditional IRAs and SEPs and for other Qualified Contracts, and April 1 of the calendar year following the later of the calendar year in which the Owner attains age 70 1/2 or the calendar year in which the employee (except for a 5 percent owner) retires. Roth IRAs do not require any distributions during the Owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

When distributions are to be made for married participants under certain Qualified Contracts, the form of the distribution may have to be a qualified joint and survivor annuity. The form of distribution can be altered only with receipt of consent of the spouse and the Annuitant.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase Payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you must include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. Additional Federal taxes may be payable in connection with a Qualified Contract. For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as an employer-sponsored retirement plan, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or Income Payment:

  .  received on or after the Owner reaches age 59 1/2;

  . received on or after the Owner's death or because of the Owner's disability (as defined in the tax law);

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  .  received as a series of substantially equal periodic payments for the life
     (or life expectancy) of the taxpayer; or

  . to the extent it does not exceed the amount allowable as a deduction to the Owner, amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exceptions may vary.

Moving money from one Qualified Contract or qualified plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting a direct rollover of your after-tax contributions in certain circumstances. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Contract or plan and another Qualified Contract or plan.


Direct rollovers. The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.


Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal, surrender, or Income Payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Variable Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Variable Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Variable Account, we may impose a charge against the Variable Account to pay the taxes.


Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-skipping Transfer Tax

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under Federal law.


Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Subaccount within 7 days after receipt at our Service Center of a request in good order for a partial withdrawal or surrender. We also will ordinarily make payment of lump sum Death Benefit proceeds from the Subaccount within 7 days from the receipt of due proof of death and all required forms. We will determine the payment amount as of the end of the Valuation Day during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay Death Benefit proceeds in a lump sum, we will pay these proceeds either:

   (1) to your Designated Beneficiary directly in the form of a check; or


   (2) by establishing an interest bearing draft account for the Designated Beneficiary called the "Secure Access Account" in the amount of the Death Benefit.

When establishing the Secure Access Account we will send the beneficiary a draftbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the Death Benefit payable. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the Designated Beneficiary with regard to the form of Death Benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election.


We will delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Variable Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our Owners.

We reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to 6 months from the date we receive your payment request. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a Purchase Payment and/or block an Owner's account and thereby refuse any transfers into the Total Return Fund, requests for surrenders, partial withdrawals, or death benefits, until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.


SALES OF THE CONTRACTS


We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.


Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Services Regulatory Authority ("FINRA") (formerly, the NASD, Inc.).

Capital Brokerage Corporation offers the contracts through registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
800.289.9999. You can also obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with us.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.


We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 11.4% of the Purchase Payments received.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms") and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 1.4% of Purchase Payments received.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 9.0% of the Purchase Payments received. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.

All selling firms receive commissions as described above based on the sale and receipt of Purchase Payments in the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of Purchase Payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


During 2007, 2006 and 2005, $0.1 million, $0.1 million and $0.1 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Variable Account and any new Purchase Payments received. In 2007, 2006 and 2005, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage Corporation anticipate discontinuing offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.


LEGAL PROCEEDINGS


We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments , settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, we have been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, we will, unless in the opinion of our counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Variable Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Variable Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

ADDITIONAL INFORMATION

Owner Questions

The obligations to Owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

Return Privilege

Within the 15-day free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to your registered representative or to our Service Center at:

                  Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your Purchase Payments, the amount of the refund you receive will equal your Contract Value plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge.

State Regulation

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Department of Insurance.

Our books and accounts are subject to review and examination by the New York Department of Insurance at all times. The New York Department of Insurance conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender or Survival

We may require proof of age, gender, death or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Variable Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value, including your value in the Subaccount and the Guarantee Account. The report also will show Purchase Payments and charges made during the statement period. We also will send you an annual and a semi-annual report for the GE Investments Funds, Inc. -- Total Return Fund, as required by the 1940 Act. In addition, you will receive a written confirmation when you make Purchase Payments, transfers from the Guarantee Account to the Subaccount, or take partial withdrawals.

Other Information


We have filed a Registration Statement with the SEC, under the 1933 Act, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Variable Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov. (This uniform resource locator (URL) is an inactive textual reference only and is not intended to incorporate the SEC website into this prospectus.)

TABLE OF CONTENTS

Statement of Additional Information

              The Company..................................................  B-3

              The Variable Account.........................................  B-4

              The Contracts................................................  B-4
                 Net Investment Factor.....................................  B-4

              Termination of Participation Agreement.......................  B-5

              Calculation of Performance Data..............................  B-5
                 The Subaccount............................................  B-5
                 Other Performance Data....................................  B-6

              Tax Matters..................................................  B-7
                 Taxation of Genworth Life Insurance Company of New York...  B-7
                 IRS Required Distributions................................  B-7

              General Provisions...........................................  B-8
                 Using the Contract as Collateral..........................  B-8
                 The Beneficiary...........................................  B-8
                 Non-Participating.........................................  B-8
                 Misstatement of Age or Gender.............................  B-8
                 Incontestability..........................................  B-8
                 Statement of Values.......................................  B-9
                 Trust as Owner or Beneficiary.............................  B-9
                 Written Notice............................................  B-9

              Legal Developments Regarding Employment-Related Benefit Plans  B-9

              Regulation of Genworth Life Insurance Company of New York....  B-9

              Experts...................................................... B-10

              Financial Statements......................................... B-10

                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                            Annuity Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Variable Account is available free by writing us at the address below or by calling 800.313.5282.

Genworth Life Insurance Company of New York
Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Variable Account, Contract Form NY1162 3/01, to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                State                                     Zip

Signature of Requestor _________________________________________________________
                                                 Date

                    Statement of Additional Information For
        Scheduled Purchase Payment Variable Deferred Annuity Contracts

                                  NY1162 3/01

                                  Issued by:
                  Genworth Life Insurance Company of New York
                Genworth Life of New York VA Separate Account 1
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                        Telephone Number: 800.313.5282

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2008, for the Scheduled Purchase Payment Variable Deferred Annuity Contracts issued by Genworth Life Insurance Company of New York through its Genworth Life of New York VA Separate Account 1. The terms used in the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:     800.313.5282

Or write: Genworth Life Insurance Company of New York
          Annuity Service Center
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative.


The date of this Statement of Additional Information is May 1, 2008.

TABLE OF CONTENTS

The Company................................................................  B-3

The Variable Account.......................................................  B-4

The Contracts..............................................................  B-4
   Net Investment Factor...................................................  B-4

Termination of Participation Agreement.....................................  B-5

Calculation of Performance Data............................................  B-5
   The Subaccount..........................................................  B-5
   Other Performance Data..................................................  B-6

Tax Matters................................................................  B-7
   Taxation of Genworth Life Insurance Company of New York.................  B-7
   IRS Required Distributions..............................................  B-7

General Provisions.........................................................  B-8
   Using the Contract as Collateral........................................  B-8
   The Beneficiary.........................................................  B-8
   Non-Participating.......................................................  B-8
   Misstatement of Age or Gender...........................................  B-8
   Incontestability........................................................  B-8
   Statement of Values.....................................................  B-9
   Trust as Owner or Beneficiary...........................................  B-9
   Written Notice..........................................................  B-9

Legal Developments Regarding Employment-Related Benefit Plans..............  B-9

Regulation of Genworth Life Insurance Company of New York..................  B-9

Experts.................................................................... B-10

Financial Statements....................................................... B-10

The Company


We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. An affiliate of our former ultimate parent company acquired us in January 1999. We are an indirect, wholly owned subsidiary of Genworth Life Insurance Company while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") were merged with and into Genworth Life and Annuity Insurance Company ("GLAIC"), an affiliate of the Company. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of GLAIC. GLAIC received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to the Company, in exchange for a non-majority ownership interest in the Company. AML merged into the Company, with the Company being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, investment and financial solutions that help meet the homeownership, life security, wealth management and retirement security needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income and Institutional.

  . Protection. We offer customers life insurance, including term, whole and universal life, and long-term care insurance.

  . Retirement Income and Institutional. We offer customers a variety of wealth accumulation, income distribution and institutional products. Wealth accumulation and income distribution products principally include: individual fixed and variable annuities; group variable annuities offered through retirement plans; and single premium immediate annuities. Institutional products include: guaranteed investment contracts ("GICs"), and funding agreements.

We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

We are subject to regulation by the New York Superintendent of Insurance. We file an annual statement with the New York Superintendent of Insurance on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Superintendent of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State of New York, Department of Insurance, at least every 5 years.


The Variable Account


In accordance with the Board Resolution establishing the Variable Account, such Variable Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net Purchase Payments under the contracts shall be allocated to one or more Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.


The Contracts

Net Investment Factor

The net investment factor measures investment performance of the Subaccount during a Valuation Period. The net investment factor of the Subaccount for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the assets of the Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against the Subaccount for taxes; this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; and

      (b) is the value of the net assets of the Subaccount at the end of the preceding Valuation Period; and

      (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge. This factor is shown in your contract.

We will value the Subaccount's assets at fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreement

The participation agreement pursuant to which the GE Investments Funds, Inc. -- Total Return Fund sells its shares to the Variable Account contains a provision regarding the circumstances in which the Agreement may be terminated.

The participation agreement with GE Investments Funds, Inc. may be terminated at the option of any party upon six months written notice to the other, unless a shorter time is agreed upon by the parties.

Calculation of Performance Data


From time to time, we may disclose total return and other performance data for the Subaccount pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission and the Financial Industry Regulatory Authority.


The calculations of total return and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of Purchase Payments and are generally based on the rules of the state in which you reside.

The Subaccount

Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years, and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the Portfolio adjusted for the level of the Variable Account and contract charges currently in effect for this contract. Average annual total return will be calculated using Subaccount unit values.


We calculate the unit value for each Valuation Period based on the performance of the Subaccount investing in each class of the Total Return Fund, after deductions for the charges and expenses of the Total Return Fund, the administrative expense charge (deducted daily at an effective annual rate of 0.15% of your assets in the Variable Account) and the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of your assets in the Variable Account).


Total return does not consider the deduction of any premium taxes.

Total return will then be calculated according to the following formula:

TR = (ERV/P)/1/N/ - 1

where:

TR  =   the average annual total return for the period.
ERV =   the ending redeemable value (reflecting deductions as
        described above) of the hypothetical investment at the
        end of the period.
P   =   a hypothetical single investment of $1,000.
N   =   the duration of the period (in years).

Past performance is not a guarantee of future results.

The Total Return Fund has provided the price information used to calculate the adjusted historical performance of the Subaccount; we have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting deductions as
        described above) of the hypothetical investment at the
        end of the period.
P   =   a hypothetical single investment of $1,000.

Other non-standardized quotations of the Total Return Fund performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of the Total Return Fund performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life Insurance Company of New York

We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Federal Income Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Variable Account for Federal income taxes. We will periodically review the question of a charge to the Variable Account for Federal income taxes related to the Variable Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Variable Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any Owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

   (b) if any Owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that Owner's death; or

      (2) as income payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole Owner of the contract following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent and a Joint Owner, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an Owner for purposes of these rules.

Contracts issued as Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules apply to contracts issued as Qualified Contracts.

General
Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment. See the "Federal Tax Matters" provision of this prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. If you do, any Death Benefit will be paid in equal shares to the survivors in the appropriate beneficiary class, unless you otherwise request.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If an Annuitant's age or gender is misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after the report date. The statement will show Contract Value, Purchase Payments, and charges made during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the Owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life Insurance Company of New York

Besides Federal securities laws, we are subject to the New York insurance laws.

Experts


The consolidated financial statements for Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2007 and 2006, and for each of the years in the three-year period ended December 31, 2007, and the financial statements of the Separate Account as of December 31, 2007 and for the periods indicated, have been incorporated by reference herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.


Financial Statements


This Statement of Additional Information contains the consolidated financial statements for the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and the financial statements of the Variable Account. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of the Variable Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year Ended December 31, 2007

     (With Independent Registered Public Accounting Firm's Report Thereon)

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Table of Contents

                               December 31, 2007

                                                                            Page
                                                                            ----
Independent Registered Public Accounting Firm's Report.....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-26

Statements of Changes in Net Assets........................................ F-49

Notes to Financial Statements.............................................. F-97

            Report of Independent Registered Public Accounting Firm

The Contract Owners
Genworth Life of New York VA Separate Account 1 and
The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of Genworth Life of New York VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth Fund -- Series I shares; Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Technology Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B; AllianceBernstein Small Cap Growth Portfolio -- Class B, American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III, BlackRock Global Allocation V.I. Fund -- Class III, BlackRock Large Cap Growth V.I. Fund -- Class III, BlackRock Value Opportunities V.I. Fund -- Class III; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; Dreyfus -- Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; DWS Variable Series II -- DWS Dreman High Return Equity VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset ManagerSM Portfolio -- Initial Class, VIP Asset ManagerSM Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Income Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Equity Fund, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1, JPMorgan Insurance Trust Core Bond Portfolio 1, JPMorgan Insurance Trust Diversified Equity Portfolio 1, JPMorgan

Insurance Trust Diversified Mid Cap Growth Portfolio 1, JPMorgan Insurance Trust Equity Index Portfolio 1, JPMorgan Insurance Trust Government Bond Portfolio 1, JPMorgan Insurance Trust Intrepid Growth Portfolio 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1; Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II, Legg Mason Partners Variable Capital and Income Portfolio -- Class I, Legg Mason Partners Variable Capital and Income Portfolio -- Class II, Legg Mason Partners Variable Fundamental Value Portfolio -- Class I, Legg Mason Partners Variable Investors Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Partners Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Old Mutual Insurance Series Fund -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II, Jennison Portfolio -- Class II, Natural Resources Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Strategic Growth Portfolio -- Class II Shares; XTF Advisors Trust -- ETF 60 Portfolio Class II Shares) as of December 31, 2007, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two-year period then ended, and the financial highlights for each of the years or lesser periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life of New York VA Separate Account 1 as of December 31, 2007, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two-year period then ended, and the financial highlights for each of the years or lesser periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia

April 23, 2008

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                            As of December 31, 2007

                                                                              AIM Variable Insurance Funds
                                           ----------------------------------------------------------------------------------
                                                               AIM V.I.                                          AIM V.I.
                                               AIM V.I.         Capital        AIM V.I.         AIM V.I.      International
                                             Basic Value     Appreciation     Core Equity     Global Real         Growth
                              Consolidated     Fund --          Fund --         Fund --      Estate Fund --      Fund --
                                 Total     Series II shares Series I shares Series I shares Series II shares Series II shares
                              ------------ ---------------- --------------- --------------- ---------------- ----------------
Assets:
Investments at fair
  value (note 2b)............ $779,052,100    2,312,269         885,028         879,121         576,479         7,450,274
Dividend receivable..........      403,044           --              --              --              --                --
Receivable for units sold....    1,861,363        1,052             201             597             444            37,189
                              ------------    ---------         -------         -------         -------         ---------
       Total assets..........  781,316,507    2,313,321         885,229         879,718         576,923         7,487,463
                              ------------    ---------         -------         -------         -------         ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....      116,463          300             113             113              80             1,185
Payable for units
  withdrawn..................       34,010           --              --              --              --                --
                              ------------    ---------         -------         -------         -------         ---------
       Total liabilities.....      150,473          300             113             113              80             1,185
                              ------------    ---------         -------         -------         -------         ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  775,611,523    2,311,002         885,116         879,605         565,850         7,393,885
   Variable deferred
     annuity contract
     owners in the
     annuitization period....    5,554,511        2,019              --              --          10,993            92,393
                              ------------    ---------         -------         -------         -------         ---------
Net assets................... $781,166,034    2,313,021         885,116         879,605         576,843         7,486,278
                              ============    =========         =======         =======         =======         =========
Investments in
  securities at cost......... $748,168,063    2,127,311         734,156         762,917         689,840         6,852,084
                              ============    =========         =======         =======         =======         =========
Shares outstanding...........                   183,223          30,134          30,200          26,615           224,203
                                              =========         =======         =======         =======         =========

                              ----------------
                                 AIM V.I.
                                 Large Cap
                                  Growth
                                  Fund --
                              Series I shares
                              ---------------
Assets:
Investments at fair
  value (note 2b)............     260,661
Dividend receivable..........          --
Receivable for units sold....         273
                                  -------
       Total assets..........     260,934
                                  -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          34
Payable for units
  withdrawn..................          --
                                  -------
       Total liabilities.....          34
                                  -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     260,900
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
                                  -------
Net assets...................     260,900
                                  =======
Investments in
  securities at cost.........     214,055
                                  =======
Shares outstanding...........      16,446
                                  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                   Alger American Fund
                              ----------------------------- -----------------
                                  Alger          Alger      AllianceBernstein
                                 American    American Small     Balanced
                                  Growth     Capitalization  Wealth Strategy
                               Portfolio --   Portfolio --    Portfolio --
                              Class O Shares Class O Shares      Class B
                              -------------- -------------- -----------------
Assets:
Investments at fair
  value (note 2b)............    $471,979       549,029         2,626,144
Dividend receivable..........          --            --                --
Receivable for units sold....          --             1            60,702
                                 --------       -------         ---------
       Total assets..........     471,979       549,030         2,686,846
                                 --------       -------         ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          55            64               465
Payable for units
  withdrawn..................           8            --                --
                                 --------       -------         ---------
       Total liabilities.....          63            64               465
                                 --------       -------         ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     471,916       548,966         2,656,695
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --            --            29,686
                                 --------       -------         ---------
Net assets...................    $471,916       548,966         2,686,381
                                 ========       =======         =========
Investments in
  securities at cost.........    $458,052       393,746         2,640,023
                                 ========       =======         =========
Shares outstanding...........       9,579        16,477           202,478
                                 ========       =======         =========

                               AllianceBernstein Variable Products Series Fund, Inc.
                              ------------------------------------------------------------------------
                              AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                   Global            Growth         International       Large Cap
                                 Technology        and Income           Value            Growth
                                Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                   Class B           Class B           Class B           Class B
                              ----------------- ----------------- ----------------- -----------------
Assets:
Investments at fair
  value (note 2b)............      642,788          9,228,791        17,160,800         2,366,515
Dividend receivable..........           --                 --                --                --
Receivable for units sold....           --              4,874            86,477                --
                                   -------          ---------        ----------         ---------
       Total assets..........      642,788          9,233,665        17,247,277         2,366,515
                                   -------          ---------        ----------         ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           80              1,211             2,735               305
Payable for units
  withdrawn..................          764                 --                --                69
                                   -------          ---------        ----------         ---------
       Total liabilities.....          844              1,211             2,735               374
                                   -------          ---------        ----------         ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      641,944          9,232,454        17,030,476         2,366,141
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --                 --           214,066                --
                                   -------          ---------        ----------         ---------
Net assets...................      641,944          9,232,454        17,244,542         2,366,141
                                   =======          =========        ==========         =========
Investments in
  securities at cost.........      508,798          7,869,221        16,991,677         1,856,943
                                   =======          =========        ==========         =========
Shares outstanding...........       31,649            347,600           689,743            78,989
                                   =======          =========        ==========         =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                               AllianceBernstein
                               Variable Products
                               Series Fund, Inc.
                                  (continued)                   American Century Variable Portfolios, Inc.
                              -------------------- --------------------------------------------------------------------
                               AllianceBernstein    VP Income &
                                Small Cap Growth   Growth Fund -- VP International VP Ultra(R) Fund -- VP Value Fund --
                              Portfolio -- Class B    Class I     Fund -- Class I        Class I           Class I
                              -------------------- -------------- ---------------- ------------------- ----------------
Assets:
Investments at fair
  value (note 2b)............       $164,799          884,872        2,771,003           855,943          1,810,626
Dividend receivable..........             --               --               --                --                 --
Receivable for units sold....             34              219              541                --                 77
                                    --------          -------        ---------           -------          ---------
       Total assets..........        164,833          885,091        2,771,544           855,943          1,810,703
                                    --------          -------        ---------           -------          ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....             20              116              420               112                234
Payable for units
  withdrawn..................             --               --               --                59                 --
                                    --------          -------        ---------           -------          ---------
       Total liabilities.....             20              116              420               171                234
                                    --------          -------        ---------           -------          ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        164,813          884,975        2,563,508           855,772          1,799,419
   Variable deferred
     annuity contract
     owners in the
     annuitization period....             --               --          207,616                --             11,050
                                    --------          -------        ---------           -------          ---------
Net assets...................       $164,813          884,975        2,771,124           855,772          1,810,469
                                    ========          =======        =========           =======          =========
Investments in
  securities at cost.........       $129,136          851,182        2,477,308           689,325          1,837,491
                                    ========          =======        =========           =======          =========
Shares outstanding...........         10,849          104,595          233,643            70,448            242,386
                                    ========          =======        =========           =======          =========

                                   American
                               Century Variable
                              Portfolios II, Inc.
                              -------------------
                                 VP Inflation
                              Protection Fund --
                                   Class II
                              -------------------
Assets:
Investments at fair
  value (note 2b)............       991,877
Dividend receivable..........         3,174
Receivable for units sold....            --
                                    -------
       Total assets..........       995,051
                                    -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           132
Payable for units
  withdrawn..................           610
                                    -------
       Total liabilities.....           742
                                    -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       961,058
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        33,251
                                    -------
Net assets...................       994,309
                                    =======
Investments in
  securities at cost.........       963,382
                                    =======
Shares outstanding...........        94,017
                                    =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007


                                                BlackRock Variable Series Funds, Inc.
                              -------------------------------------------------------------------------


                               BlackRock Basic   BlackRock Global   BlackRock Large   BlackRock Value
                              Value V.I. Fund --  Allocation V.I.   Cap Growth V.I.  Opportunities V.I.
                                  Class III      Fund -- Class III Fund -- Class III Fund -- Class III
                              ------------------ ----------------- ----------------- ------------------
Assets:
Investments at fair
  value (note 2b)............      $756,781         31,985,661          175,387           503,764
Dividend receivable..........            --                 --               --                --
Receivable for units sold....         2,908            486,277               --             2,344
                                   --------         ----------          -------           -------
       Total assets..........       759,689         32,471,938          175,387           506,108
                                   --------         ----------          -------           -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           112              6,204               23                77
Payable for units
  withdrawn..................            --                 --                1                --
                                   --------         ----------          -------           -------
       Total liabilities.....           112              6,204               24                77
                                   --------         ----------          -------           -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       759,577         32,253,183          175,363           506,031
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --            212,551               --                --
                                   --------         ----------          -------           -------
Net assets...................      $759,577         32,465,734          175,363           506,031
                                   ========         ==========          =======           =======
Investments in
  securities at cost.........      $851,823         32,641,174          156,843           969,560
                                   ========         ==========          =======           =======
Shares outstanding...........        54,839          2,201,353           13,832            31,624
                                   ========         ==========          =======           =======

                                     Columbia Funds Variable
                                        Insurance Trust I
                              --------------------------------------
                                                  Columbia Marsico
                               Columbia Marsico     International
                                 Growth Fund,    Opportunities Fund,
                              Variable Series -- Variable Series --
                                   Class A             Class B
                              ------------------ -------------------
Assets:
Investments at fair
  value (note 2b)............     4,486,814          11,955,073
Dividend receivable..........            --                  --
Receivable for units sold....            --              36,231
                                  ---------          ----------
       Total assets..........     4,486,814          11,991,304
                                  ---------          ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           575               1,754
Payable for units
  withdrawn..................         1,184                  --
                                  ---------          ----------
       Total liabilities.....         1,759               1,754
                                  ---------          ----------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     4,485,055          11,897,210
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --              92,340
                                  ---------          ----------
Net assets...................     4,485,055          11,989,550
                                  =========          ==========
Investments in
  securities at cost.........     3,409,835           9,775,442
                                  =========          ==========
Shares outstanding...........       201,383             473,844
                                  =========          ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                        Dreyfus
                              ------------------------------------------------------------
                               Dreyfus Investment   Dreyfus Variable  The Dreyfus Socially
                              Portfolios -- MidCap Investment Fund --     Responsible
                               Stock Portfolio --     Money Market    Growth Fund, Inc. --
                                 Initial Shares        Portfolio         Initial Shares
                              -------------------- ------------------ --------------------
Assets:
Investments at fair
  value (note 2b)............       $186,947           1,087,389            363,717
Dividend receivable..........             --               4,144                 --
Receivable for units sold....             37                  72                122
                                    --------           ---------            -------
       Total assets..........        186,984           1,091,605            363,839
                                    --------           ---------            -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....             23                 144                 47
Payable for units
  withdrawn..................             --                  --                 --
                                    --------           ---------            -------
       Total liabilities.....             23                 144                 47
                                    --------           ---------            -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        186,961           1,091,461            363,792
   Variable deferred
     annuity contract
     owners in the
     annuitization period....             --                  --                 --
                                    --------           ---------            -------
Net assets...................       $186,961           1,091,461            363,792
                                    ========           =========            =======
Investments in
  securities at cost.........       $203,523           1,087,389            280,328
                                    ========           =========            =======
Shares outstanding...........         12,046           1,087,389             11,925
                                    ========           =========            =======

                                               DWS Variable Series II
                              --------------------------------------------------------

                                DWS Dreman High      DWS Dreman Small   DWS Technology
                              Return Equity VIP -- Mid Cap Value VIP -- VIP -- Class B
                                 Class B Shares       Class B Shares        Shares
                              -------------------- -------------------- --------------
Assets:
Investments at fair
  value (note 2b)............      1,056,615            1,312,671          198,872
Dividend receivable..........             --                   --               --
Receivable for units sold....             47                   --               35
                                   ---------            ---------          -------
       Total assets..........      1,056,662            1,312,671          198,907
                                   ---------            ---------          -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....            133                  172               26
Payable for units
  withdrawn..................             --                    2               --
                                   ---------            ---------          -------
       Total liabilities.....            133                  174               26
                                   ---------            ---------          -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      1,056,529            1,312,497          198,881
   Variable deferred
     annuity contract
     owners in the
     annuitization period....             --                   --               --
                                   ---------            ---------          -------
Net assets...................      1,056,529            1,312,497          198,881
                                   =========            =========          =======
Investments in
  securities at cost.........        963,975            1,309,057          162,914
                                   =========            =========          =======
Shares outstanding...........         73,325               65,372           18,886
                                   =========            =========          =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                               Evergreen Variable
                                 Eaton Vance Variable Trust      Annuity Trust
                              -------------------------------- ------------------

                                                VT Worldwide      Evergreen VA
                              VT Floating-Rate Health Sciences   Omega Fund --
                                Income Fund         Fund            Class 2
                              ---------------- --------------- ------------------
Assets:
Investments at fair
  value (note 2b)............   $13,723,826       2,219,958          43,466
Dividend receivable..........        74,879              --              --
Receivable for units sold....         8,427             515              --
                                -----------       ---------          ------
       Total assets..........    13,807,132       2,220,473          43,466
                                -----------       ---------          ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         1,968             282               6
Payable for units
  withdrawn..................            --              --              --
                                -----------       ---------          ------
       Total liabilities.....         1,968             282               6
                                -----------       ---------          ------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    13,698,648       2,220,191          43,460
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       106,516              --              --
                                -----------       ---------          ------
Net assets...................   $13,805,164       2,220,191          43,460
                                ===========       =========          ======
Investments in
  securities at cost.........   $14,241,477       2,038,293          36,372
                                ===========       =========          ======
Shares outstanding...........     1,432,550         175,352           2,214
                                ===========       =========          ======

                                              Federated Insurance Series
                              -----------------------------------------------------------
                                  Federated
                               American Leaders                        Federated High
                              Fund II -- Primary Federated Capital Income Bond Fund II --
                                    Shares        Income Fund II       Primary Shares
                              ------------------ ----------------- ----------------------
Assets:
Investments at fair
  value (note 2b)............      245,688            218,910             264,012
Dividend receivable..........           --                 --                  --
Receivable for units sold....           --                 --                  --
                                   -------            -------             -------
       Total assets..........      245,688            218,910             264,012
                                   -------            -------             -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           29                 25                  31
Payable for units
  withdrawn..................           --                 --                 216
                                   -------            -------             -------
       Total liabilities.....           29                 25                 247
                                   -------            -------             -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      245,659            218,885             263,765
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --                 --                  --
                                   -------            -------             -------
Net assets...................      245,659            218,885             263,765
                                   =======            =======             =======
Investments in
  securities at cost.........      275,638            253,953             269,593
                                   =======            =======             =======
Shares outstanding...........       14,343             22,756              35,249
                                   =======            =======             =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                Federated Insurance Series (continued)
                              ------------------------------------------

                                  Federated High          Federated
                              Income Bond Fund II -- Kaufmann Fund II --
                                  Service Shares       Service Shares
                              ---------------------- -------------------
Assets:
Investments at fair
  value (note 2b)............       $8,283,130            4,218,431
Dividend receivable..........               --                   --
Receivable for units sold....            1,614                   --
                                    ----------            ---------
       Total assets..........        8,284,744            4,218,431
                                    ----------            ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....            1,025                  550
Payable for units
  withdrawn..................               --                6,524
                                    ----------            ---------
       Total liabilities.....            1,025                7,074
                                    ----------            ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        8,283,719            4,211,357
   Variable deferred
     annuity contract
     owners in the
     annuitization period....               --                   --
                                    ----------            ---------
Net assets...................       $8,283,719            4,211,357
                                    ==========            =========
Investments in
  securities at cost.........       $8,421,322            3,197,467
                                    ==========            =========
Shares outstanding...........        1,111,830              226,676
                                    ==========            =========

                                                  Fidelity(R) Variable Insurance Products Fund
                              -------------------------------------------------------------------------------------
                                    VIP Asset             VIP Asset
                                   Manager/SM            Manager/SM           VIP Balanced      VIP Contrafund(R)
                              /Portfolio -- Initial /Portfolio -- Service Portfolio -- Service Portfolio -- Initial
                                      Class                Class 2              Class 2               Class
                              --------------------- --------------------- -------------------- --------------------
Assets:
Investments at fair
  value (note 2b)............        347,119              1,092,738            8,075,025            2,425,278
Dividend receivable..........             --                     --                   --                   --
Receivable for units sold....             --                     --                   --                   --
                                     -------              ---------            ---------            ---------
       Total assets..........        347,119              1,092,738            8,075,025            2,425,278
                                     -------              ---------            ---------            ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....             40                    158                1,402                  284
Payable for units
  withdrawn..................             --                    943                8,169                2,263
                                     -------              ---------            ---------            ---------
       Total liabilities.....             40                  1,101                9,571                2,547
                                     -------              ---------            ---------            ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        347,079              1,091,637            8,049,964            2,422,731
   Variable deferred
     annuity contract
     owners in the
     annuitization period....             --                     --               15,490                   --
                                     -------              ---------            ---------            ---------
Net assets...................        347,079              1,091,637            8,065,454            2,422,731
                                     =======              =========            =========            =========
Investments in
  securities at cost.........        318,916                991,657            8,052,970            2,316,109
                                     =======              =========            =========            =========
Shares outstanding...........         20,949                 66,916              515,976               86,928
                                     =======              =========            =========            =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                Fidelity(R) Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------------------------
                                                  VIP Dynamic
                                                    Capital      VIP Equity-    VIP Equity-    VIP Growth     VIP Growth
                              VIP Contrafund(R)  Appreciation      Income         Income        & Income       & Income
                                Portfolio --     Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                               Service Class 2  Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              ----------------- --------------- ------------- --------------- ------------- ---------------
Assets:
Investments at fair
  value (note 2b)............    $36,493,392        390,483       1,198,795     13,424,960       562,309       3,625,444
Dividend receivable..........             --             --              --             --            --              --
Receivable for units sold....         26,991             --              --         36,273             5             437
                                 -----------        -------       ---------     ----------       -------       ---------
       Total assets..........     36,520,383        390,483       1,198,795     13,461,233       562,314       3,625,881
                                 -----------        -------       ---------     ----------       -------       ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          4,790             51             142          1,907            66             464
Payable for units
  withdrawn..................             --             --              --             --            --              --
                                 -----------        -------       ---------     ----------       -------       ---------
       Total liabilities.....          4,790             51             142          1,907            66             464
                                 -----------        -------       ---------     ----------       -------       ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     36,360,184        390,432       1,198,653     13,354,034       562,248       3,625,417
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        155,409             --              --        105,292            --              --
                                 -----------        -------       ---------     ----------       -------       ---------
Net assets...................    $36,515,593        390,432       1,198,653     13,459,326       562,248       3,625,417
                                 ===========        =======       =========     ==========       =======       =========
Investments in
  securities at cost.........    $39,014,693        404,827       1,166,576     14,019,531       458,756       2,956,600
                                 ===========        =======       =========     ==========       =======       =========
Shares outstanding...........      1,328,965         43,484          50,138        569,578        33,058         216,315
                                 ===========        =======       =========     ==========       =======       =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                      Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------------
                               VIP Growth                                 VIP Investment
                              Opportunities  VIP Growth     VIP Growth      Grade Bond      VIP Mid Cap   VIP Overseas
                              Portfolio --  Portfolio --   Portfolio --    Portfolio --    Portfolio --   Portfolio --
                              Initial Class Initial Class Service Class 2 Service Class 2 Service Class 2 Initial Class
                              ------------- ------------- --------------- --------------- --------------- -------------
Assets:
Investments at fair
  value (note 2b)............   $331,149       997,878       2,367,329       3,489,390      18,942,927       649,908
Dividend receivable..........         --            --              --              --              --            --
Receivable for units sold....         --            --              35           8,502           7,573            --
                                --------       -------       ---------       ---------      ----------       -------
       Total assets..........    331,149       997,878       2,367,364       3,497,892      18,950,500       649,908
                                --------       -------       ---------       ---------      ----------       -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         39           118             304             596           2,461            76
Payable for units
  withdrawn..................         --            13              --              --              --           258
                                --------       -------       ---------       ---------      ----------       -------
       Total liabilities.....         39           131             304             596           2,461           334
                                --------       -------       ---------       ---------      ----------       -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    331,110       997,747       2,367,060       3,436,548      18,916,921       649,574
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --            --              --          60,748          31,118            --
                                --------       -------       ---------       ---------      ----------       -------
Net assets...................   $331,110       997,747       2,367,060       3,497,296      18,948,039       649,574
                                ========       =======       =========       =========      ==========       =======
Investments in
  securities at cost.........   $270,166       905,599       1,655,736       3,415,093      16,344,787       474,649
                                ========       =======       =========       =========      ==========       =======
Shares outstanding...........     14,803        22,116          53,020         278,261         531,657        25,668
                                ========       =======       =========       =========      ==========       =======

                              ----------------
                                 VIP Value
                                Strategies
                               Portfolio --
                              Service Class 2
                              ---------------
Assets:
Investments at fair
  value (note 2b)............     454,496
Dividend receivable..........          --
Receivable for units sold....           3
                                  -------
       Total assets..........     454,499
                                  -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          58
Payable for units
  withdrawn..................          --
                                  -------
       Total liabilities.....          58
                                  -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     454,441
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
                                  -------
Net assets...................     454,441
                                  =======
Investments in
  securities at cost.........     473,620
                                  =======
Shares outstanding...........      36,014
                                  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                      Franklin Templeton Variable Insurance Products Trust
                              ----------------------------------------------------------------------------------------------
                                                   Franklin Large   Franklin Templeton
                               Franklin Income       Cap Growth     VIP Founding Funds   Mutual Shares    Templeton Foreign
                              Securities Fund -- Securities Fund -- Allocation Fund -- Securities Fund -- Securities Fund --
                                Class 2 Shares     Class 2 Shares     Class 2 Shares     Class 2 Shares     Class 1 Shares
                              ------------------ ------------------ ------------------ ------------------ ------------------
Assets:
Investments at fair
  value (note 2b)............    $96,935,534          661,488           7,749,925          5,629,597            86,485
Dividend receivable..........             --               --                  --                 --                --
Receivable for units sold....        249,365              213             221,630              2,036                --
                                 -----------          -------           ---------          ---------            ------
       Total assets..........     97,184,899          661,701           7,971,555          5,631,633            86,485
                                 -----------          -------           ---------          ---------            ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         16,376               87               1,333                742                10
Payable for units
  withdrawn..................             --               --                  --                 --               103
                                 -----------          -------           ---------          ---------            ------
       Total liabilities.....         16,376               87               1,333                742               113
                                 -----------          -------           ---------          ---------            ------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     96,126,470          611,837           7,934,843          5,553,912            86,372
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      1,042,053           49,777              35,379             76,979                --
                                 -----------          -------           ---------          ---------            ------
Net assets...................    $97,168,523          661,614           7,970,222          5,630,891            86,372
                                 ===========          =======           =========          =========            ======
Investments in
  securities at cost.........    $97,972,252          595,407           7,841,208          5,620,088            68,375
                                 ===========          =======           =========          =========            ======
Shares outstanding...........      5,599,973           38,347             832,430            278,831             4,202
                                 ===========          =======           =========          =========            ======

                              --------------------------------------
                                                     Templeton
                              Templeton Foreign     Global Asset
                              Securities Fund -- Allocation Fund --
                                Class 2 Shares     Class 2 Shares
                              ------------------ ------------------
Assets:
Investments at fair
  value (note 2b)............     5,689,624           792,341
Dividend receivable..........            --                --
Receivable for units sold....            --               166
                                  ---------           -------
       Total assets..........     5,689,624           792,507
                                  ---------           -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           813               101
Payable for units
  withdrawn..................           499                --
                                  ---------           -------
       Total liabilities.....         1,312               101
                                  ---------           -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     5,453,021           792,406
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       235,291                --
                                  ---------           -------
Net assets...................     5,688,312           792,406
                                  =========           =======
Investments in
  securities at cost.........     4,947,543           948,535
                                  =========           =======
Shares outstanding...........       280,969            54,569
                                  =========           =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                              Franklin Templeton Variable Insurance
                                   Products Trust (continued)                  GE Investments Funds, Inc.
                              ------------------------------------  -------------------------------------------------
                              Templeton Global
                              Income Securities   Templeton Growth
                               Fund -- Class 1   Securities Fund --             International   Mid-Cap      Money
                                   Shares          Class 2 Shares   Income Fund  Equity Fund  Equity Fund Market Fund
                              -----------------  ------------------ ----------- ------------- ----------- -----------
Assets:
Investments at fair
  value (note 2b)............      $86,805           2,065,239       3,774,184     220,143     6,956,006  11,236,502
Dividend receivable..........           --                  --              --          --            --      40,656
Receivable for units sold....           --               1,443              --          --            --      18,839
                                   -------           ---------       ---------     -------     ---------  ----------
       Total assets..........       86,805           2,066,682       3,774,184     220,143     6,956,006  11,295,997
                                   -------           ---------       ---------     -------     ---------  ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           10                 269             466          26           963       1,476
Payable for units
  withdrawn..................           --                  --              85          --         1,899          --
                                   -------           ---------       ---------     -------     ---------  ----------
       Total liabilities.....           10                 269             551          26         2,862       1,476
                                   -------           ---------       ---------     -------     ---------  ----------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       86,795           2,066,413       3,773,633     220,117     6,921,872  11,294,521
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --                  --              --          --        31,272          --
                                   -------           ---------       ---------     -------     ---------  ----------
Net assets...................      $86,795           2,066,413       3,773,633     220,117     6,953,144  11,294,521
                                   =======           =========       =========     =======     =========  ==========
Investments in
  securities at cost.........      $76,065           2,102,936       4,052,471     178,884     7,277,303  11,236,501
                                   =======           =========       =========     =======     =========  ==========
Shares outstanding...........        5,106             133,759         328,190      15,006       402,081  11,236,502
                                   =======           =========       =========     =======     =========  ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                 GE Investments Funds, Inc. (continued)
                              ----------------------------------------------------------------------------
                                                                                 Total          Total
                                 Premier    Real Estate S&P 500(R) Small-Cap     Return         Return
                              Growth Equity Securities    Index     Equity      Fund --        Fund --
                                  Fund         Fund        Fund      Fund    Class 1 Shares Class 3 Shares
                              ------------- ----------- ---------- --------- -------------- --------------
Assets:
Investments at fair
  value (note 2b)............  $1,818,361    3,737,715  42,020,566 5,974,810   34,268,224    101,604,757
Dividend receivable..........          --           --          --        --           --             --
Receivable for units sold....         732        1,968      48,073     6,616        3,587        174,022
                               ----------    ---------  ---------- ---------   ----------    -----------
       Total assets..........   1,819,093    3,739,683  42,068,639 5,981,426   34,271,811    101,778,779
                               ----------    ---------  ---------- ---------   ----------    -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         234          470       5,346       764        4,512         17,877
Payable for units
  withdrawn..................          --           --          --        --           --             --
                               ----------    ---------  ---------- ---------   ----------    -----------
       Total liabilities.....         234          470       5,346       764        4,512         17,877
                               ----------    ---------  ---------- ---------   ----------    -----------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   1,818,859    3,739,213  42,017,002 5,980,662   34,267,299    100,804,668
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --           --      46,291        --           --        956,234
                               ----------    ---------  ---------- ---------   ----------    -----------
Net assets...................  $1,818,859    3,739,213  42,063,293 5,980,662   34,267,299    101,760,902
                               ==========    =========  ========== =========   ==========    ===========
Investments in
  securities at cost.........  $1,653,111    5,527,352  35,555,447 6,392,037   30,474,357    102,378,535
                               ==========    =========  ========== =========   ==========    ===========
Shares outstanding...........      23,032      344,173   1,584,486   490,946    1,841,388      5,465,560
                               ==========    =========  ========== =========   ==========    ===========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                              GE Investments Funds, Inc. Goldman Sachs Variable
                                    (continued)             Insurance Trust     J.P. Morgan Series Trust II
                              -------------------------- ---------------------- ---------------------------
                                                           Goldman    Goldman
                                                            Sachs      Sachs                International
                                 U.S.          Value     Growth and   Mid Cap     Bond         Equity
                              Equity Fund   Equity Fund  Income Fund Value Fund Portfolio     Portfolio
                              -----------   -----------  ----------- ---------- ---------   -------------
Assets:
Investments at fair
  value (note 2b)............ $1,766,266     2,132,222     196,827   1,694,517  1,971,177      518,638
Dividend receivable..........         --            --          --          --         --           --
Receivable for units sold....      1,579           690          --          --        750          201
                              ----------     ---------     -------   ---------   ---------     -------
       Total assets..........  1,767,845     2,132,912     196,827   1,694,517  1,971,927      518,839
                              ----------     ---------     -------   ---------   ---------     -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        225           282          24         207        258           69
Payable for units
  withdrawn..................         --            --          --         286         --           --
                              ----------     ---------     -------   ---------   ---------     -------
       Total liabilities.....        225           282          24         493        258           69
                              ----------     ---------     -------   ---------   ---------     -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  1,767,620     2,132,630     196,803   1,694,024  1,971,669      518,770
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --            --          --          --         --           --
                              ----------     ---------     -------   ---------   ---------     -------
Net assets................... $1,767,620     2,132,630     196,803   1,694,024  1,971,669      518,770
                              ==========     =========     =======   =========   =========     =======
Investments in
  securities at cost......... $1,617,003     1,974,123     175,503   1,740,186  2,078,683      439,507
                              ==========     =========     =======   =========   =========     =======
Shares outstanding...........     48,510       209,864      15,708     120,864    176,313       32,517
                              ==========     =========     =======   =========   =========     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                              J.P. Morgan Series Trust II (continued)            Janus Aspen Series
                              --------------------------------------- ----------------------------------------
                                                                        Balanced      Balanced   Flexible Bond
                               Mid Cap       Small    U.S. Large Cap  Portfolio --  Portfolio -- Portfolio --
                                Value       Company    Core Equity    Institutional   Service    Institutional
                              Portfolio    Portfolio    Portfolio        Shares        Shares       Shares
                               ----------  ---------  --------------  ------------- ------------ -------------
Assets:
Investments at fair
  value (note 2b)............ $3,483,191    402,167      190,417        2,518,683    9,233,675      224,013
Dividend receivable..........         --         --           --               --           --           --
Receivable for units sold....      2,354        202           49               44       43,584           --
                               ----------   -------      -------        ---------    ---------      -------
       Total assets..........  3,485,545    402,369      190,466        2,518,727    9,277,259      224,013
                               ----------   -------      -------        ---------    ---------      -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        457         53           26              293        1,374           26
Payable for units
  withdrawn..................         --         --           --               --           --           --
                               ----------   -------      -------        ---------    ---------      -------
       Total liabilities.....        457         53           26              293        1,374           26
                               ----------   -------      -------        ---------    ---------      -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  3,485,088    402,316      190,440        2,518,434    9,275,885      223,987
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --         --           --               --           --           --
                               ----------   -------      -------        ---------    ---------      -------
Net assets................... $3,485,088    402,316      190,440        2,518,434    9,275,885      223,987
                               ==========   =======      =======        =========    =========      =======
Investments in
  securities at cost......... $2,894,705    378,472      154,370        2,086,406    7,814,493      232,773
                               ==========   =======      =======        =========    =========      =======
Shares outstanding...........    113,570     25,042       12,059           83,816      297,094       19,547
                               ==========   =======      =======        =========    =========      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                 Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------
                                                                   Global Life       Global        International
                                     Forty             Forty         Sciences      Technology          Growth
                                  Portfolio --      Portfolio --   Portfolio --   Portfolio --      Portfolio --
                              Institutional Shares Service Shares Service Shares Service Shares Institutional Shares
                              -------------------- -------------- -------------- -------------- --------------------
Assets:
Investments at fair
  value (note 2b)............      $2,910,060        5,833,405       126,217         52,986          1,629,708
Dividend receivable..........              --               --            --             --                 --
Receivable for units sold....              --           27,387            --             33                 41
                                   ----------        ---------       -------         ------          ---------
       Total assets..........       2,910,060        5,860,792       126,217         53,019          1,629,749
                                   ----------        ---------       -------         ------          ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....             338              941            17              7                188
Payable for units
  withdrawn..................           1,613               --            --             --                 --
                                   ----------        ---------       -------         ------          ---------
       Total liabilities.....           1,951              941            17              7                188
                                   ----------        ---------       -------         ------          ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       2,908,109        5,781,138       126,200         53,012          1,629,561
   Variable deferred
     annuity contract
     owners in the
     annuitization period....              --           78,713            --             --                 --
                                   ----------        ---------       -------         ------          ---------
Net assets...................      $2,908,109        5,859,851       126,200         53,012          1,629,561
                                   ==========        =========       =======         ======          =========
Investments in
  securities at cost.........      $1,977,628        4,782,161        71,079         32,503            924,574
                                   ==========        =========       =======         ======          =========
Shares outstanding...........          70,667          142,976        11,033         10,229             24,953
                                   ==========        =========       =======         ======          =========

                              ---------------
                              International
                                  Growth
                               Portfolio --
                              Service Shares
                              --------------
Assets:
Investments at fair
  value (note 2b)............   1,411,692
Dividend receivable..........          --
Receivable for units sold....          --
                                ---------
       Total assets..........   1,411,692
                                ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         181
Payable for units
  withdrawn..................       1,964
                                ---------
       Total liabilities.....       2,145
                                ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   1,409,547
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
                                ---------
Net assets...................   1,409,547
                                =========
Investments in
  securities at cost.........     517,792
                                =========
Shares outstanding...........      21,883
                                =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                          Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------
                                Large Cap                     Mid Cap                     Worldwide
                                 Growth       Large Cap       Growth        Mid Cap        Growth       Worldwide
                              Portfolio --      Growth     Portfolio --      Growth     Portfolio --      Growth
                              Institutional  Portfolio --  Institutional  Portfolio --  Institutional  Portfolio --
                                 Shares     Service Shares    Shares     Service Shares    Shares     Service Shares
                              ------------- -------------- ------------- -------------- ------------- --------------
Assets:
Investments at fair
  value (note 2b)............  $1,226,222      322,330       2,056,560      273,599       1,512,844      551,845
Dividend receivable..........          --           --              --           --              --           --
Receivable for units sold....          --            2              13           --              --           75
                               ----------      -------       ---------      -------       ---------      -------
       Total assets..........   1,226,222      322,332       2,056,573      273,599       1,512,844      551,920
                               ----------      -------       ---------      -------       ---------      -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         143           40             241           35             177           71
Payable for units
  withdrawn..................       1,046           --              --           --              --           --
                               ----------      -------       ---------      -------       ---------      -------
       Total liabilities.....       1,189           40             241           35             177           71
                               ----------      -------       ---------      -------       ---------      -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   1,225,033      322,292       2,056,332      273,564       1,512,667      551,849
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --           --              --           --              --           --
                               ----------      -------       ---------      -------       ---------      -------
Net assets...................  $1,225,033      322,292       2,056,332      273,564       1,512,667      551,849
                               ==========      =======       =========      =======       =========      =======
Investments in
  securities at cost.........  $1,282,084      233,472       2,233,890      136,465       1,639,226      392,942
                               ==========      =======       =========      =======       =========      =======
Shares outstanding...........      46,413       12,364          51,491        7,024          42,820       15,753
                               ==========      =======       =========      =======       =========      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                 JPMorgan Insurance Trust
                              -----------------------------------------------------------------------------------------------
                                                                   JPMorgan
                                                       JPMorgan    Insurance   JPMorgan    JPMorgan    JPMorgan    JPMorgan
                               JPMorgan    JPMorgan    Insurance     Trust     Insurance   Insurance   Insurance   Insurance
                               Insurance   Insurance     Trust    Diversified    Trust       Trust       Trust       Trust
                                 Trust    Trust Core  Diversified   Mid Cap     Equity    Government   Intrepid    Intrepid
                               Balanced      Bond       Equity      Growth       Index       Bond       Growth      Mid Cap
                              Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                              ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
Assets:
Investments at fair
  value (note 2b)............   $47,384    1,552,659    762,090     41,432      539,197    1,373,712    866,734     805,492
Dividend receivable..........        --           --         --         --           --           --         --          --
Receivable for units sold....        --          134        297         --          132          183         --          --
                                -------    ---------    -------     ------      -------    ---------    -------     -------
       Total assets..........    47,384    1,552,793    762,387     41,432      539,329    1,373,895    866,734     805,492
                                -------    ---------    -------     ------      -------    ---------    -------     -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         6          216        119          6           85          192        138         124
Payable for units
  withdrawn..................        --           --         --          1           --           --        203          84
                                -------    ---------    -------     ------      -------    ---------    -------     -------
       Total liabilities.....         6          216        119          7           85          192        341         208
                                -------    ---------    -------     ------      -------    ---------    -------     -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    47,378    1,391,871    718,548     41,425      506,415    1,213,240    811,494     761,463
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        --      160,706     43,720         --       32,829      160,463     54,899      43,821
                                -------    ---------    -------     ------      -------    ---------    -------     -------
Net assets...................   $47,378    1,552,577    762,268     41,425      539,244    1,373,703    866,393     805,284
                                =======    =========    =======     ======      =======    =========    =======     =======
Investments in
  securities at cost.........   $46,539    1,512,133    749,052     41,993      533,797    1,330,978    829,040     807,254
                                =======    =========    =======     ======      =======    =========    =======     =======
Shares outstanding...........     2,872      136,079     41,553      2,002       41,896      120,501     52,946      45,202
                                =======    =========    =======     ======      =======    =========    =======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                                                  Legg Mason
                                                                                               Partners Variable
                                         Legg Mason Partners Variable Equity Trust               Income Trust
                              ---------------------------------------------------------------- -----------------
                               Legg Mason   Legg Mason   Legg Mason   Legg Mason
                                Partners     Partners     Partners     Partners    Legg Mason     Legg Mason
                                Variable     Variable     Variable     Variable     Partners       Partners
                               Aggressive  Capital and  Capital and  Fundamental    Variable       Variable
                                 Growth       Income       Income       Value      Investors    Strategic Bond
                              Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio --   Portfolio --
                                Class II     Class I      Class II     Class I      Class I         Class I
                              ------------ ------------ ------------ ------------ ------------ -----------------
Assets:
Investments at fair
  value (note 2b)............  $1,220,686    106,728      825,268      605,254       74,079         80,532
Dividend receivable..........          --         --           --           --           --             --
Receivable for units sold....          --         --           --          869           --             --
                               ----------    -------      -------      -------       ------         ------
       Total assets..........   1,220,686    106,728      825,268      606,123       74,079         80,532
                               ----------    -------      -------      -------       ------         ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         163         12          134           79            9              9
Payable for units
  withdrawn..................          --         --          107           --           --             --
                               ----------    -------      -------      -------       ------         ------
       Total liabilities.....         163         12          241           79            9              9
                               ----------    -------      -------      -------       ------         ------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   1,220,523    106,716      825,027      606,044       74,070         80,523
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --         --           --           --           --             --
                               ----------    -------      -------      -------       ------         ------
Net assets...................  $1,220,523    106,716      825,027      606,044       74,070         80,523
                               ==========    =======      =======      =======       ======         ======
Investments in
  securities at cost.........  $1,104,682    123,584      959,487      660,123       58,995         87,236
                               ==========    =======      =======      =======       ======         ======
Shares outstanding...........      74,935      8,600       66,447       27,905        4,484          8,110
                               ==========    =======      =======      =======       ======         ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                     MFS(R) Variable Insurance Trust
                              -------------------------------------------------------------------------------------------
                                   MFS(R)
                                  Investors           MFS(R)             MFS(R)            MFS(R)            MFS(R)
                                Growth Stock     Investors Trust     New Discovery    Strategic Income    Total Return
                              Series -- Service Series --  Service Series --  Service Series -- Service Series -- Service
                                Class Shares       Class Shares       Class Shares      Class Shares      Class Shares
                              ----------------- ------------------ ------------------ ----------------- -----------------
Assets:
Investments at fair
  value (note 2b)............    $2,529,755         3,859,046          1,083,781           787,738         13,163,499
Dividend receivable..........            --                --                 --                --                 --
Receivable for units sold....         1,846               522              3,432                --             40,053
                                 ----------         ---------          ---------           -------         ----------
       Total assets..........     2,531,601         3,859,568          1,087,213           787,738         13,203,552
                                 ----------         ---------          ---------           -------         ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           327               496                143               100              2,075
Payable for units
  withdrawn..................            --                --                 --                17                 --
                                 ----------         ---------          ---------           -------         ----------
       Total liabilities.....           327               496                143               117              2,075
                                 ----------         ---------          ---------           -------         ----------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     2,531,274         3,859,072          1,087,070           787,621         13,165,128
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --                --                 --                --             36,349
                                 ----------         ---------          ---------           -------         ----------
Net assets...................    $2,531,274         3,859,072          1,087,070           787,621         13,201,477
                                 ==========         =========          =========           =======         ==========
Investments in
  securities at cost.........    $1,932,969         2,899,649            917,796           793,547         12,939,445
                                 ==========         =========          =========           =======         ==========
Shares outstanding...........       218,648           164,987             66,449            75,744            613,969
                                 ==========         =========          =========           =======         ==========

                              ------------------

                                   MFS(R)
                                  Utilities
                              Series -- Service
                                Class Shares
                              -----------------
Assets:
Investments at fair
  value (note 2b)............     5,439,206
Dividend receivable..........            --
Receivable for units sold....            --
                                  ---------
       Total assets..........     5,439,206
                                  ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           703
Payable for units
  withdrawn..................         2,778
                                  ---------
       Total liabilities.....         3,481
                                  ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     5,435,725
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --
                                  ---------
Net assets...................     5,435,725
                                  =========
Investments in
  securities at cost.........     3,916,233
                                  =========
Shares outstanding...........       159,461
                                  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                              Old Mutual Insurance Series Fund                 Oppenheimer Variable Account Funds
                              -------------------------------- ------------------------------------------------------------------
                                                                                                        Oppenheimer
                                               Old Mutual                   Oppenheimer   Oppenheimer     Capital
                              Old Mutual       Large Cap       Oppenheimer    Balanced      Capital     Appreciation  Oppenheimer
                              Growth II          Growth         Balanced     Fund/VA --   Appreciation   Fund/VA --    Core Bond
                              Portfolio        Portfolio         Fund/VA   Service Shares   Fund/VA    Service Shares   Fund/VA
                              ----------       ----------      ----------- -------------- ------------ -------------- -----------
Assets:
Investments at fair
  value (note 2b)............  $212,640         482,889          742,178     6,907,569      641,172      5,277,684     1,008,147
Dividend receivable..........        --              --               --            --           --             --            --
Receivable for units sold....        --               4               --        16,863           --          2,319            --
                               --------         -------          -------     ---------      -------      ---------     ---------
       Total assets..........   212,640         482,893          742,178     6,924,432      641,172      5,280,003     1,008,147
                               --------         -------          -------     ---------      -------      ---------     ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        25              56               86         1,063           76            685           116
Payable for units
  withdrawn..................        --              --                6            --           --             --            --
                               --------         -------          -------     ---------      -------      ---------     ---------
       Total liabilities.....        25              56               92         1,063           76            685           116
                               --------         -------          -------     ---------      -------      ---------     ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   212,615         482,837          742,086     6,923,369      641,096      5,251,479     1,008,031
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        --              --               --            --           --         27,839            --
                               --------         -------          -------     ---------      -------      ---------     ---------
Net assets...................  $212,615         482,837          742,086     6,923,369      641,096      5,279,318     1,008,031
                               ========         =======          =======     =========      =======      =========     =========
Investments in
  securities at cost.........  $291,555         494,809          710,279     7,033,394      526,295      4,103,301     1,006,056
                               ========         =======          =======     =========      =======      =========     =========
Shares outstanding...........    13,790          20,610           45,227       424,298       13,590        112,819        91,153
                               ========         =======          =======     =========      =======      =========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                             Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------------------
                              Oppenheimer                            Oppenheimer
                                Global                               Main Street              Oppenheimer
                              Securities               Oppenheimer    Small Cap                  MidCap
                              Fund/VA --  Oppenheimer  Main Street   Fund/VA --  Oppenheimer     Fund/
                                Service   High Income   Fund/VA --     Service     MidCap        VA --
                                Shares      Fund/VA   Service Shares   Shares      Fund/VA   Service Shares
                              ----------- ----------- -------------- ----------- ----------- --------------
Assets:
Investments at fair
  value (note 2b)............ $10,799,656   215,155     9,565,418     8,770,871    479,251      315,402
Dividend receivable..........          --        --            --            --         --           --
Receivable for units sold....       4,926        --        14,694        22,230         17          335
                              -----------   -------     ---------     ---------    -------      -------
       Total assets..........  10,804,582   215,155     9,580,112     8,793,101    479,268      315,737
                              -----------   -------     ---------     ---------    -------      -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....       1,377        25         1,245         1,261         55           34
Payable for units
  withdrawn..................          --        --            --            --         --           --
                              -----------   -------     ---------     ---------    -------      -------
       Total liabilities.....       1,377        25         1,245         1,261         55           34
                              -----------   -------     ---------     ---------    -------      -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  10,803,205   215,130     9,528,831     8,712,748    479,213      315,703
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --        --        50,036        79,092         --           --
                              -----------   -------     ---------     ---------    -------      -------
Net assets................... $10,803,205   215,130     9,578,867     8,791,840    479,213      315,703
                              ===========   =======     =========     =========    =======      =======
Investments in
  securities at cost......... $ 9,291,708   225,801     7,660,195     8,244,874    574,684      257,143
                              ===========   =======     =========     =========    =======      =======
Shares outstanding...........     297,757    27,064       376,888       486,460      8,864        5,926
                              ===========   =======     =========     =========    =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007



                                                           PIMCO Variable Insurance Trust
                              ----------------------------------------------------------------------------------------
                                            Foreign Bond
                                             Portfolio                      Long-Term
                               All Asset    (U.S. Dollar    High Yield   U.S. Government  Low Duration   Total Return
                              Portfolio --   Hedged) --    Portfolio --   Portfolio --    Portfolio --   Portfolio --
                                Advisor    Administrative Administrative Administrative  Administrative Administrative
                              Class Shares  Class Shares   Class Shares   Class Shares    Class Shares   Class Shares
                              ------------ -------------- -------------- --------------- -------------- --------------
Assets:
Investments at fair
  value (note 2b)............  $1,290,686     141,820       5,469,686      12,115,402      25,749,387     27,827,768
Dividend receivable..........          --         389          34,953          42,728          93,918        108,203
Receivable for units sold....          --          62           2,107          11,329          47,432          2,451
                               ----------     -------       ---------      ----------      ----------     ----------
       Total assets..........   1,290,686     142,271       5,506,746      12,169,459      25,890,737     27,938,422
                               ----------     -------       ---------      ----------      ----------     ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         158          20             695           1,700           4,339          3,672
Payable for units
  withdrawn..................          --          --              --              --              --             --
                               ----------     -------       ---------      ----------      ----------     ----------
       Total liabilities.....         158          20             695           1,700           4,339          3,672
                               ----------     -------       ---------      ----------      ----------     ----------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   1,290,528     142,251       5,483,871      12,104,467      25,267,117     27,871,755
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --          --          22,180          63,292         619,281         62,995
                               ----------     -------       ---------      ----------      ----------     ----------
Net assets...................  $1,290,528     142,251       5,506,051      12,167,759      25,886,398     27,934,750
                               ==========     =======       =========      ==========      ==========     ==========
Investments in
  securities at cost.........  $1,306,283     141,273       5,516,817      11,965,080      25,325,214     27,268,887
                               ==========     =======       =========      ==========      ==========     ==========
Shares outstanding...........     109,939      14,014         679,464       1,107,441       2,499,940      2,652,790
                               ==========     =======       =========      ==========      ==========     ==========

                                  The
                               Prudential
                              Series Fund
                              ------------


                                Jennison
                              20/20 Focus
                              Portfolio --
                                Class II
                              ------------
Assets:
Investments at fair
  value (note 2b)............  4,685,223
Dividend receivable..........         --
Receivable for units sold....     24,052
                               ---------
       Total assets..........  4,709,275
                               ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        747
Payable for units
  withdrawn..................         --
                               ---------
       Total liabilities.....        747
                               ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  4,647,119
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     61,409
                               ---------
Net assets...................  4,708,528
                               =========
Investments in
  securities at cost.........  4,903,262
                               =========
Shares outstanding...........    296,909
                               =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                         The Universal
                              The Prudential Series Fund     Rydex       Institutional          Van Kampen Life
                                     (continued)         Variable Trust   Funds, Inc.          Investment Trust
                              -------------------------  -------------- --------------- -------------------------------
                                              Natural                       Equity                         Strategic
                                Jennison     Resources                    and Income       Comstock         Growth
                              Portfolio --  Portfolio --                 Portfolio --    Portfolio --    Portfolio --
                                Class II      Class II      OTC Fund    Class II Shares Class II Shares Class II Shares
                              ------------  ------------ -------------- --------------- --------------- ---------------
Assets:
Investments at fair
  value (note 2b)............   $97,776      3,095,045     1,068,725        943,776        8,874,342        558,929
Dividend receivable..........        --             --            --             --               --             --
Receivable for units sold....        --          6,424           110             --           41,690             --
                                -------      ---------     ---------        -------        ---------        -------
       Total assets..........    97,776      3,101,469     1,068,835        943,776        8,916,032        558,929
                                -------      ---------     ---------        -------        ---------        -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        13            439           145            175            1,319             72
Payable for units
  withdrawn..................        --             --            --          1,126               --          1,110
                                -------      ---------     ---------        -------        ---------        -------
       Total liabilities.....        13            439           145          1,301            1,319          1,182
                                -------      ---------     ---------        -------        ---------        -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    97,763      3,084,913     1,068,690        942,475        8,838,882        557,747
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        --         16,117            --             --           75,831             --
                                -------      ---------     ---------        -------        ---------        -------
Net assets...................   $97,763      3,101,030     1,068,690        942,475        8,914,713        557,747
                                =======      =========     =========        =======        =========        =======
Investments in
  securities at cost.........   $80,871      2,939,666       771,486        956,279        8,927,299        477,599
                                =======      =========     =========        =======        =========        =======
Shares outstanding...........     4,220         55,348        58,980         64,028          643,068         16,790
                                =======      =========     =========        =======        =========        =======


                              XTF Advisors Trust
                              -------------------


                              ETF 60 Portfolio --
                                Class II Shares
                              -------------------
Assets:
Investments at fair
  value (note 2b)............      1,358,934
Dividend receivable..........             --
Receivable for units sold....             27
                                   ---------
       Total assets..........      1,358,961
                                   ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....            245
Payable for units
  withdrawn..................             --
                                   ---------
       Total liabilities.....            245
                                   ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      1,347,591
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         11,125
                                   ---------
Net assets...................      1,358,716
                                   =========
Investments in
  securities at cost.........      1,382,064
                                   =========
Shares outstanding...........        136,302
                                   =========

                 See accompanying note to financial statements

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                                               AIM Variable Insurance Funds
                                            ----------------------------------------------------------------------------------
                                                                AIM V.I.                                          AIM V.I.
                                                                 Capital        AIM V.I.         AIM V.I.      International
                                             AIM V.I. Basic   Appreciation     Core Equity     Global Real         Growth
                            Consolidated     Value Fund --       Fund --         Fund --      Estate Fund --      Fund --
                                Total       Series II shares Series I shares Series I shares Series II shares Series II shares
                          ----------------- ---------------- --------------- --------------- ---------------- ----------------
                             Year ended
                          December 31, 2007                                    Year ended December 31, 2007
                          ----------------- ----------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 20,238,987           9,337              --         10,117            46,928          26,635
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     10,819,679          38,559          14,266         15,217             7,231          91,069
                            ------------        --------         -------         ------          --------         -------
Net investment income
  (expense)..............      9,419,308         (29,222)        (14,266)        (5,100)           39,697         (64,434)
                            ------------        --------         -------         ------          --------         -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     14,660,452          87,724          25,357         30,510            (7,880)        276,749
   Change in unrealized
     appreciation
     (depreciation)......    (11,661,873)       (185,047)         76,728         40,047          (152,226)        253,716
   Capital gain
     distribution........     25,528,989         132,746              --             --            79,848              --
                            ------------        --------         -------         ------          --------         -------
Net realized and
  unrealized gain (loss)
  on investments.........     28,527,568          35,423         102,085         70,557           (80,258)        530,465
                            ------------        --------         -------         ------          --------         -------
Increase (decrease) in
  net assets from
  operations.............   $ 37,946,876           6,201          87,819         65,457           (40,561)        466,031
                            ============        ========         =======         ======          ========         =======

                          ---------------
                             AIM V.I.
                             Large Cap
                              Growth
                              Fund --
                          Series I shares
                          ---------------


                          ---------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         80
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      3,488
                              ------
Net investment income
  (expense)..............     (3,408)
                              ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      5,947
   Change in unrealized
     appreciation
     (depreciation)......     24,697
   Capital gain
     distribution........         --
                              ------
Net realized and
  unrealized gain (loss)
  on investments.........     30,644
                              ------
Increase (decrease) in
  net assets from
  operations.............     27,236
                              ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                Alger American Fund                        AllianceBernstein Variable Products Series Fund, Inc.
                           ----------------------------  -----------------------------------------------------------------------
                               Alger      Alger American AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                              American        Small       Balanced Wealth       Global          Growth and       International
                               Growth     Capitalization     Strategy         Technology          Income             Value
                            Portfolio --   Portfolio --    Portfolio --      Portfolio --      Portfolio --      Portfolio --
                           Class O Shares Class O Shares      Class B           Class B           Class B           Class B
                           -------------- -------------- ----------------- ----------------- ----------------- -----------------
                                                            Period from
                                                           August 27 to
                           Year ended December 31, 2007  December 31, 2007                      Year ended December 31, 2007
                           ----------------------------  ----------------- -----------------------------------------------------
Investment income and
 expense:
   Income -- Ordinary
    dividends.............    $  1,809            --               --               --            145,766           256,821
   Expenses -- Mortality
    and expense risk and
    administrative
    expenses (note 4a)....       7,271         9,413            6,821            7,919            152,554           204,925
                              --------       -------          -------           ------           --------          --------
Net investment income
 (expense)................      (5,462)       (9,413)          (6,821)          (7,919)            (6,788)           51,896
                              --------       -------          -------           ------           --------          --------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................     (14,615)       92,728             (445)          12,286            262,541           385,567
   Change in unrealized
    appreciation
    (depreciation)........     106,611        18,903          (13,879)          77,674           (395,340)         (570,328)
   Capital gain
    distribution..........          --            --               --               --            444,535           223,128
                              --------       -------          -------           ------           --------          --------
Net realized and
 unrealized gain (loss)
 on investments...........      91,996       111,631          (14,324)          89,960            311,736            38,367
                              --------       -------          -------           ------           --------          --------
Increase (decrease) in
 net assets from
 operations...............    $ 86,534       102,218          (21,145)          82,041            304,948            90,263
                              ========       =======          =======           ======           ========          ========

                           -----------------
                           AllianceBernstein
                               Large Cap
                                Growth
                             Portfolio --
                                Class B
                           -----------------



                           -----------------
Investment income and
 expense:
   Income -- Ordinary
    dividends.............           --
   Expenses -- Mortality
    and expense risk and
    administrative
    expenses (note 4a)....       37,624
                                -------
Net investment income
 (expense)................      (37,624)
                                -------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................       82,890
   Change in unrealized
    appreciation
    (depreciation)........      214,898
   Capital gain
    distribution..........           --
                                -------
Net realized and
 unrealized gain (loss)
 on investments...........      297,788
                                -------
Increase (decrease) in
 net assets from
 operations...............      260,164
                                =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          AllianceBernstein
                          Variable Products                                                  American Century
                          Series Fund, Inc.                                                      Variable
                             (continued)      American Century Variable Portfolios, Inc.    Portfolios II, Inc.
                          ----------------- ----------------------------------------------  -------------------
                          AllianceBernstein
                              Small Cap     VP Income &      VP                                VP Inflation
                               Growth         Growth    International VP Ultra(R) VP Value      Protection
                            Portfolio --      Fund --      Fund --      Fund --   Fund --         Fund --
                               Class B        Class I      Class I      Class I   Class I        Class II
                          ----------------- ----------- ------------- ----------- --------  -------------------
                                                      Year ended December 31, 2007
                          ------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      $    --          8,511       11,519           --    138,654        53,255
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..        2,103         10,458       38,562       13,115     32,769        18,976
                               -------        -------      -------      -------   --------        ------
Net investment income
  (expense)..............       (2,103)        (1,947)     (27,043)     (13,115)   105,885        34,279
                               -------        -------      -------      -------   --------        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       11,680         18,204      162,772       15,988      1,817        (3,703)
   Change in unrealized
     appreciation
     (depreciation)......        4,325        (50,387)     163,255      143,362   (296,721)       39,836
   Capital gain
     distribution........           --             --           --           --     60,710            --
                               -------        -------      -------      -------   --------        ------
Net realized and
  unrealized gain (loss)
  on investments.........       16,005        (32,183)     326,027      159,350   (234,194)       36,133
                               -------        -------      -------      -------   --------        ------
Increase (decrease) in
  net assets from
  operations.............      $13,902        (34,130)     298,984      146,235   (128,309)       70,412
                               =======        =======      =======      =======   ========        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                           Columbia Funds Variable
                                      BlackRock Variable Series Funds, Inc.                   Insurance Trust I
                          ------------------------------------------------------------  -----------------------------
                                                                                                          Columbia
                                                           BlackRock                       Columbia       Marsico
                                              BlackRock    Large Cap     BlackRock         Marsico     International
                             BlackRock         Global       Growth         Value            Growth     Opportunities
                          Basic Value V.I. Allocation V.I.   V.I.    Opportunities V.I. Fund, Variable Fund, Variable
                              Fund --          Fund --      Fund --       Fund --         Series --      Series --
                             Class III        Class III    Class III     Class III         Class A        Class B
                          ---------------- --------------- --------- ------------------ -------------- --------------
                                          Year ended December 31, 2007                  Year ended December 31, 2007
                          ------------------------------------------------------------  -----------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $  16,997        1,026,402         99         27,841            3,380         173,443
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..       10,368          314,684      1,923          8,325           66,489         155,282
                             ---------        ---------     ------        -------          -------       ---------
Net investment income
  (expense)..............        6,629          711,718     (1,824)        19,516          (63,109)         18,161
                             ---------        ---------     ------        -------          -------       ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        4,210          255,126        519        (83,476)         149,513         502,483
   Change in unrealized
     appreciation
     (depreciation)......     (106,879)        (555,721)     6,253        (23,665)         529,035         768,216
   Capital gain
     distribution........       92,003        1,442,217         --         74,370               --         201,799
                             ---------        ---------     ------        -------          -------       ---------
Net realized and
  unrealized gain (loss)
  on investments.........      (10,666)       1,141,622      6,772        (32,771)         678,548       1,472,498
                             ---------        ---------     ------        -------          -------       ---------
Increase (decrease) in
  net assets from
  operations.............    $  (4,037)       1,853,340      4,948        (13,255)         615,439       1,490,659
                             =========        =========     ======        =======          =======       =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           Dreyfus                             DWS Variable Series II
                          ----------------------------------------  -------------------------------------------
                             Dreyfus
                           Investment
                          Portfolios --   Dreyfus     The Dreyfus
                             MidCap       Variable      Socially
                              Stock      Investment   Responsible     DWS Dreman     DWS Dreman        DWS
                          Portfolio --    Fund --     Growth Fund,   High Return   Small Mid Cap    Technology
                             Initial    Money Market    Inc. --     Equity VIP --   Value VIP --      VIP --
                             Shares      Portfolio   Initial Shares Class B Shares Class B Shares Class B Shares
                          ------------- ------------ -------------- -------------- -------------- --------------
                                Year ended December 31, 2007                Year ended December 31, 2007
                          ----------------------------------------  -------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  4,862       48,735         1,943         11,410          47,847            --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      2,977       16,701         5,809         16,853          19,815         3,085
                            --------       ------        ------        -------        --------        ------
Net investment income
  (expense)..............      1,885       32,034        (3,866)        (5,443)         28,032        (3,085)
                            --------       ------        ------        -------        --------        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      1,573           (4)        7,382         35,947           8,007         5,184
   Change in unrealized
     appreciation
     (depreciation)......    (23,072)          --        18,248        (80,268)       (155,018)       20,240
   Capital gain
     distribution........     18,840           --            --          9,045         121,926            --
                            --------       ------        ------        -------        --------        ------
Net realized and
  unrealized gain (loss)
  on investments.........     (2,659)          (4)       25,630        (35,276)        (25,085)       25,424
                            --------       ------        ------        -------        --------        ------
Increase (decrease) in
  net assets from
  operations.............   $   (774)      32,030        21,764        (40,719)          2,947        22,339
                            ========       ======        ======        =======        ========        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                         Evergreen
                                                     Variable Annuity
                          Eaton Vance Variable Trust       Trust          Federated Insurance Series
                          -------------------------  ----------------- -------------------------------
                                                                       Federated             Federated
                                             VT                         American            High Income
                               VT         Worldwide                     Leaders   Federated    Bond
                          Floating-Rate    Health      Evergreen VA    Fund II --  Capital  Fund II --
                             Income       Sciences     Omega Fund --    Primary    Income     Primary
                              Fund          Fund          Class 2        Shares    Fund II    Shares
                          -------------   ---------  ----------------- ---------- --------- -----------
                          Year ended December 31,       Year ended
                                   2007              December 31, 2007   Year ended December 31, 2007
                          -------------------------  ----------------- -------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 677,880           --           120         13,701     17,929     34,631
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     177,617       34,049           639          6,319      4,253      5,869
                            ---------      -------         -----        -------    -------    -------
Net investment income
  (expense)..............     500,263      (34,049)         (519)         7,382     13,676     28,762
                            ---------      -------         -----        -------    -------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (32,394)      40,811           102         (5,112)   (26,846)    (2,577)
   Change in unrealized
     appreciation
     (depreciation)......    (478,153)      73,879         4,398        (87,778)    22,095    (17,391)
   Capital gain
     distribution........          --       17,816            --         50,173         --         --
                            ---------      -------         -----        -------    -------    -------
Net realized and
  unrealized gain (loss)
  on investments.........    (510,547)     132,506         4,500        (42,717)    (4,751)   (19,968)
                            ---------      -------         -----        -------    -------    -------
Increase (decrease) in
  net assets from
  operations.............   $ (10,284)      98,457         3,981        (35,335)     8,925      8,794
                            =========      =======         =====        =======    =======    =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Federated Insurance
                            Series (continued)       Fidelity(R) Variable Insurance Products Fund
                          ---------------------- ---------------------------------------------------
                           Federated
                          High Income Federated   VIP Asset    VIP Asset       VIP           VIP
                             Bond      Kaufmann  Manager/SM/  Manager/SM/    Balanced   Contrafund(R)
                          Fund II --  Fund II -- Portfolio -- Portfolio -- Portfolio -- Portfolio --
                            Service     Service    Initial      Service      Service       Initial
                            Shares      Shares      Class       Class 2      Class 2        Class
                          ----------- ---------- ------------ ------------ ------------ -------------
                                Year ended
                            December 31, 2007                Year ended December 31, 2007
                          ---------------------- ---------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $ 568,693    67,215      19,045       63,602      168,077       130,046
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    117,547    63,245       4,126       19,941       87,119        40,039
                           ---------   -------      ------      -------      -------      --------
Net investment income
  (expense)..............    451,146     3,970      14,919       43,661       80,958        90,007
                           ---------   -------      ------      -------      -------      --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        110   177,168       2,450       20,147       44,872       291,413
   Change in unrealized
     appreciation
     (depreciation)......   (339,224)  361,688      12,213       44,163      (29,350)     (455,154)
   Capital gain
     distribution........         --   135,417       7,974       33,070       18,797       494,352
                           ---------   -------      ------      -------      -------      --------
Net realized and
  unrealized gain (loss)
  on investments.........   (339,114)  674,273      22,637       97,380       34,319       330,611
                           ---------   -------      ------      -------      -------      --------
Increase (decrease) in
  net assets from
  operations.............  $ 112,032   678,243      37,556      141,041      115,277       420,618
                           =========   =======      ======      =======      =======      ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                         Fidelity(R) Variable Insurance Products Fund (continued)
                          --------------------------------------------------------------------------------------
                                            VIP
                                          Dynamic        VIP          VIP          VIP
                               VIP        Capital      Equity-      Equity-       Growth            VIP
                          Contrafund(R) Appreciation    Income       Income      & Income          Growth
                          Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --       & Income
                             Service      Service      Initial      Service      Initial    Portfolio -- Service
                             Class 2      Class 2       Class       Class 2       Class           Class 2
                          ------------- ------------ ------------ ------------ ------------ --------------------
                                                       Year ended December 31, 2007
                          --------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $ 1,874,409     20,098        30,637       303,573     37,174          145,221
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      485,155      4,958        22,171       176,550     10,613           54,912
                           -----------    -------      --------    ----------    -------          -------
Net investment income
  (expense)..............    1,389,254     15,140         8,466       127,023     26,561           90,309
                           -----------    -------      --------    ----------    -------          -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      607,081        582       132,434       135,271     79,811          106,515
   Change in unrealized
     appreciation
     (depreciation)......   (4,700,359)   (31,719)     (200,131)   (1,503,396)   (35,691)          98,077
   Capital gain
     distribution........    7,155,115     22,592        94,474     1,047,873     11,590           46,764
                           -----------    -------      --------    ----------    -------          -------
Net realized and
  unrealized gain (loss)
  on investments.........    3,061,837     (8,545)       26,777      (320,252)    55,710          251,356
                           -----------    -------      --------    ----------    -------          -------
Increase (decrease) in
  net assets from
  operations.............  $ 4,451,091      6,595        35,243      (193,229)    82,271          341,665
                           ===========    =======      ========    ==========    =======          =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           Fidelity(R) Variable Insurance Products Fund (continued)
                          -----------------------------------------------------------------------------------------------
                                                                        VIP
                               VIP                                   Investment                                  VIP
                             Growth          VIP           VIP         Grade         VIP          VIP           Value
                          Opportunities     Growth        Growth        Bond       Mid Cap      Overseas      Strategies
                          Portfolio --   Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --   Portfolio --
                             Initial       Initial       Service      Service      Service      Initial        Service
                              Class         Class        Class 2      Class 2      Class 2       Class         Class 2
                          -------------  ------------  ------------ ------------ ------------ ------------   ------------
                                                                    Period from
                                                        Year ended   May 1, to    Year ended
                                                       December 31, December 31, December 31,
                          Year ended December 31, 2007     2007         2007         2007     Year ended December 31, 2007
                          ---------------------------  ------------ ------------ ------------ ---------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $    --         9,827        10,200        1,906       106,429      23,996         25,960
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      5,725        14,832        34,745       22,625       269,422      10,405          5,939
                             -------       -------       -------      -------     ---------     -------        -------
Net investment income
  (expense)..............     (5,725)       (5,005)      (24,545)     (20,719)     (162,993)     13,591         20,021
                             -------       -------       -------      -------     ---------     -------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     27,196        (1,175)       95,966        8,680       383,360      81,525            447
   Change in unrealized
     appreciation
     (depreciation)......     62,191       242,071       420,000       74,297       432,057     (41,649)       (28,076)
   Capital gain
     distribution........         --            --            --           --     1,506,767      54,485         10,261
                             -------       -------       -------      -------     ---------     -------        -------
Net realized and
  unrealized gain (loss)
  on investments.........     89,387       240,896       515,966       82,977     2,322,184      94,361        (17,368)
                             -------       -------       -------      -------     ---------     -------        -------
Increase (decrease) in
  net assets from
  operations.............    $83,662       235,891       491,421       62,258     2,159,191     107,952          2,653
                             =======       =======       =======      =======     =========     =======        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                          Franklin Templeton Variable Insurance Products Trust
                          ------------------------------------------------------------------------------------
                                                      Franklin
                                                      Templeton
                                        Franklin         VIP                                         Templeton
                            Franklin   Large Cap      Founding        Mutual   Templeton  Templeton    Global
                             Income      Growth         Funds         Shares    Foreign    Foreign     Asset
                           Securities  Securities    Allocation     Securities Securities Securities Allocation
                            Fund --     Fund --        Fund --       Fund --    Fund --    Fund --    Fund --
                            Class 2     Class 2        Class 2       Class 2    Class 1    Class 2    Class 2
                             Shares      Shares        Shares         Shares     Shares     Shares     Shares
                          -----------  ---------- ----------------- ---------- ---------- ---------- ----------
                                                     Period from
                                Year ended          August 27 to
                             December 31, 2007    December 31, 2007        Year ended December 31, 2007
                          ----------------------  ----------------- ------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $ 2,397,905    11,293             --        115,276     2,848     96,569     128,936
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..   1,383,265    20,226         24,857         83,719     1,680     77,570      11,166
                          -----------   -------       --------       --------    ------    -------    --------
Net investment income
  (expense)..............   1,014,640    (8,933)       (24,857)        31,557     1,168     18,999     117,770
                          -----------   -------       --------       --------    ------    -------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,525,594    72,376         (4,557)         9,398    12,374    163,048     (12,244)
   Change in unrealized
     appreciation
     (depreciation)......  (3,121,035)  (14,804)       (91,283)      (249,506)   (1,697)   202,866    (206,210)
   Capital gain
     distribution........     283,223    11,119             --        159,805     5,064    187,410     155,241
                          -----------   -------       --------       --------    ------    -------    --------
Net realized and
  unrealized gain (loss)
  on investments.........  (1,312,218)   68,691        (95,840)       (80,303)   15,741    553,324     (63,213)
                          -----------   -------       --------       --------    ------    -------    --------
Increase (decrease) in
  net assets from
  operations............. $  (297,578)   59,758       (120,697)       (48,746)   16,909    572,323      54,557
                          ===========   =======       ========       ========    ======    =======    ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Franklin Templeton
                           Variable Insurance
                             Products Trust
                               (continued)             GE Investments Funds, Inc.
                          --------------------  ----------------------------------------
                          Templeton
                            Global   Templeton
                            Income     Growth
                          Securities Securities
                           Fund --    Fund --            International  Mid-Cap   Money
                           Class 1    Class 2    Income     Equity      Equity    Market
                            Shares     Shares     Fund       Fund        Fund      Fund
                          ---------- ---------- -------  ------------- --------  -------
                               Year ended
                            December 31, 2007         Year ended December 31, 2007
                          --------------------  ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $ 5,050     19,778   263,648       3,925     142,254  518,739
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    1,989     20,618   106,395       3,201      96,846  172,735
                           -------    -------   -------     -------    --------  -------
Net investment income
  (expense)..............    3,061       (840)  157,253         724      45,408  346,004
                           -------    -------   -------     -------    --------  -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   12,990      7,413   (86,168)     48,320     171,153       --
   Change in unrealized
     appreciation
     (depreciation)......   (2,605)   (67,482)   63,167     (33,821)   (521,555)      (1)
   Capital gain
     distribution........       --     46,158        --      29,408     940,552       --
                           -------    -------   -------     -------    --------  -------
Net realized and
  unrealized gain (loss)
  on investments.........   10,385    (13,911)  (23,001)     43,907     590,150       (1)
                           -------    -------   -------     -------    --------  -------
Increase (decrease) in
  net assets from
  operations.............  $13,446    (14,751)  134,252      44,631     635,558  346,003
                           =======    =======   =======     =======    ========  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                             GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------------------------
                             Premier    Real Estate S&P 500(R) Small-Cap  Total Return   Total Return
                          Growth Equity Securities    Index     Equity      Fund --        Fund --
                              Fund         Fund        Fund      Fund    Class 1 Shares Class 3 Shares
                          ------------- ----------- ---------- --------- -------------- --------------
                                                  Year ended December 31, 2007
                          ---------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $   9,143      287,769    726,388   194,685      805,394       2,361,605
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      32,980       69,866    628,118    98,495      527,153       1,335,499
                            ---------   ----------  ---------  --------    ---------      ----------
Net investment income
  (expense)..............     (23,837)     217,903     98,270    96,190      278,241       1,026,106
                            ---------   ----------  ---------  --------    ---------      ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     128,554       70,706  1,315,249   106,985      659,288       1,748,043
   Change in unrealized
     appreciation
     (depreciation)......    (168,306)  (2,270,839)  (623,997) (991,025)     979,008      (1,372,203)
   Capital gain
     distribution........     151,411    1,244,824    612,462   853,728    1,178,135       3,458,966
                            ---------   ----------  ---------  --------    ---------      ----------
Net realized and
  unrealized gain (loss)
  on investments.........     111,659     (955,309) 1,303,714   (30,312)   2,816,431       3,834,806
                            ---------   ----------  ---------  --------    ---------      ----------
Increase (decrease) in
  net assets from
  operations.............   $  87,822     (737,406) 1,401,984    65,878    3,094,672       4,860,912
                            =========   ==========  =========  ========    =========      ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             GE Investments          Goldman
                              Funds, Inc.         Sachs Variable          J.P. Morgan
                              (continued)        Insurance Trust        Series Trust II
                          -------------------  -------------------  ----------------------
                                                Goldman    Goldman
                                                 Sachs      Sachs
                             U.S.     Value    Growth and  Mid Cap            International
                            Equity    Equity     Income     Value     Bond       Equity
                             Fund      Fund       Fund      Fund    Portfolio   Portfolio
                          ---------  --------  ---------- --------  --------- -------------
                               Year ended           Year ended            Year ended
                           December 31, 2007    December 31, 2007      December 31, 2007
                          -------------------  -------------------  ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  18,594    41,687     7,778     64,285   137,232      4,420
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    34,931    34,928     3,903     31,927    31,811      7,582
                          ---------  --------   -------   --------  --------     ------
Net investment income
  (expense)..............   (16,337)    6,759     3,875     32,358   105,421     (3,162)
                          ---------  --------   -------   --------  --------     ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   276,401    55,803    40,401    265,109    (6,291)    13,596
   Change in unrealized
     appreciation
     (depreciation)......  (324,894) (141,922)  (53,554)  (417,994) (105,235)    20,753
   Capital gain
     distribution........   223,089   253,093    14,596    201,715        --         --
                          ---------  --------   -------   --------  --------     ------
Net realized and
  unrealized gain (loss)
  on investments.........   174,596   166,974     1,443     48,830  (111,526)    34,349
                          ---------  --------   -------   --------  --------     ------
Increase (decrease) in
  net assets from
  operations............. $ 158,259   173,733     5,318     81,188    (6,105)    31,187
                          =========  ========   =======   ========  ========     ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            J.P. Morgan Series Trust II
                                    (continued)                      Janus Aspen Series
                          ------------------------------  ---------------------------------------
                                               U.S. Large   Balanced      Balanced   Flexible Bond
                           Mid Cap     Small    Cap Core  Portfolio --  Portfolio -- Portfolio --
                            Value     Company    Equity   Institutional   Service    Institutional
                          Portfolio  Portfolio Portfolio     Shares        Shares       Shares
                          ---------  --------- ---------- ------------- ------------ -------------
                           Year ended December 31, 2007         Year ended December 31, 2007
                          ------------------------------  ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  84,897     2,355     2,141       69,638      186,704       12,598
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    57,584     7,331     3,215       39,810      129,304        3,897
                          ---------   -------    ------      -------      -------       ------
Net investment income
  (expense)..............    27,313    (4,976)   (1,074)      29,828       57,400        8,701
                          ---------   -------    ------      -------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   132,280    13,314     2,767      145,956      177,915       (5,646)
   Change in unrealized
     appreciation
     (depreciation)......  (236,979)  (54,767)   (1,565)      69,909      335,621       10,465
   Capital gain
     distribution........   106,007    19,047        --           --           --           --
                          ---------   -------    ------      -------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........     1,308   (22,406)    1,202      215,865      513,536        4,819
                          ---------   -------    ------      -------      -------       ------
Increase (decrease) in
  net assets from
  operations............. $  28,621   (27,382)      128      245,693      570,936       13,520
                          =========   =======    ======      =======      =======       ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                   Janus Aspen Series (continued)
                          -------------------------------------------------------------------------------
                                                     Global Life     Global    International International
                              Forty        Forty       Sciences    Technology     Growth        Growth
                          Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --
                          Institutional   Service      Service      Service    Institutional    Service
                             Shares        Shares       Shares       Shares       Shares        Shares
                          ------------- ------------ ------------ ------------ ------------- -------------
                                                    Year ended December 31, 2007
                          -------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  9,481         7,767          --          168         9,982         5,855
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     41,343        66,205       2,277          918        24,159        20,557
                            --------     ---------      ------       ------       -------       -------
Net investment income
  (expense)..............    (31,862)      (58,438)     (2,277)        (750)      (14,177)      (14,702)
                            --------     ---------      ------       ------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    200,349       326,243      28,273        6,706       322,952        75,038
   Change in unrealized
     appreciation
     (depreciation)......    704,879       837,861       1,673        4,223        94,769       243,831
   Capital gain
     distribution........         --            --          --           --            --            --
                            --------     ---------      ------       ------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments.........    905,228     1,164,104      29,946       10,929       417,721       318,869
                            --------     ---------      ------       ------       -------       -------
Increase (decrease) in
  net assets from
  operations.............   $873,366     1,105,666      27,669       10,179       403,544       304,167
                            ========     =========      ======       ======       =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                   Janus Aspen Series (continued)
                          -------------------------------------------------------------------------------
                            Large Cap    Large Cap      Mid Cap      Mid Cap      Worldwide    Worldwide
                             Growth        Growth       Growth        Growth       Growth        Growth
                          Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio --  Portfolio --
                          Institutional   Service    Institutional   Service    Institutional   Service
                             Shares        Shares       Shares        Shares       Shares        Shares
                          ------------- ------------ ------------- ------------ ------------- ------------
                                                    Year ended December 31, 2007
                          -------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 10,192        1,652         4,501          187        12,548        3,275
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     21,547        4,927        32,645        4,936        24,403        9,678
                            --------       ------      --------       ------       -------       ------
Net investment income
  (expense)..............    (11,355)      (3,275)      (28,144)      (4,749)      (11,855)      (6,403)
                            --------       ------      --------       ------       -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (63,367)      40,474      (193,277)      71,147       (30,877)      48,248
   Change in unrealized
     appreciation
     (depreciation)......    278,860        5,709       647,720       (5,582)      193,363       10,039
   Capital gain
     distribution........         --           --        11,980        1,539            --           --
                            --------       ------      --------       ------       -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    215,493       46,183       466,423       67,104       162,486       58,287
                            --------       ------      --------       ------       -------       ------
Increase (decrease) in
  net assets from
  operations.............   $204,138       42,908       438,279       62,355       150,631       51,884
                            ========       ======      ========       ======       =======       ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                             JPMorgan Insurance Trust
                          ----------------------------------------------------------------------------------------------
                                                               JPMorgan
                                       JPMorgan    JPMorgan    Insurance   JPMorgan    JPMorgan    JPMorgan    JPMorgan
                           JPMorgan    Insurance   Insurance     Trust     Insurance   Insurance   Insurance   Insurance
                           Insurance     Trust       Trust    Diversified    Trust       Trust       Trust       Trust
                             Trust       Core     Diversified   Mid Cap     Equity    Government   Intrepid    Intrepid
                           Balanced      Bond       Equity      Growth       Index       Bond       Growth      Mid Cap
                          Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                          ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
                                                           Year ended December 31, 2007
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $488        70,487        788         564         426       73,448          5       1,660
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     416        28,658      5,422         361       3,921       27,239      5,937       6,032
                             ----       -------     ------       -----      ------      -------     ------      ------
Net investment income
  (expense)..............      72        41,829     (4,634)        203      (3,495)      46,209     (5,932)     (4,372)
                             ----       -------     ------       -----      ------      -------     ------      ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      18       (14,217)     2,927        (873)        182      (12,013)     7,579      (3,522)
   Change in unrealized
     appreciation
     (depreciation)......     760        35,264     13,038        (702)      5,400       38,231     37,694      (5,780)
   Capital gain
     distribution........      93            --      1,347       3,370          --           --         --       5,710
                             ----       -------     ------       -----      ------      -------     ------      ------
Net realized and
  unrealized gain (loss)
  on investments.........     871        21,047     17,312       1,795       5,582       26,218     45,273      (3,592)
                             ----       -------     ------       -----      ------      -------     ------      ------
Increase (decrease) in
  net assets from
  operations.............    $943        62,876     12,678       1,998       2,087       72,427     39,341      (7,964)
                             ====       =======     ======       =====      ======      =======     ======      ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                              Legg Mason
                                                                                               Partners
                                                                                               Variable
                                     Legg Mason Partners Variable Equity Trust               Income Trust
                          ---------------------------------------------------------------  -----------------
                           Legg Mason   Legg Mason   Legg Mason   Legg Mason
                            Partners     Partners     Partners     Partners    Legg Mason     Legg Mason
                            Variable     Variable     Variable     Variable     Partners       Partners
                           Aggressive  Capital and  Capital and  Fundamental    Variable       Variable
                             Growth       Income       Income       Value      Investors    Strategic Bond
                          Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio --   Portfolio --
                            Class II     Class I      Class II     Class I      Class I         Class I
                          ------------ ------------ ------------ ------------ ------------ -----------------
                                                                                              Year ended
                                            Year ended December 31, 2007                   December 31, 2007
                          ---------------------------------------------------------------  -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $     --       6,063        39,993       11,652       1,071          3,946
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     19,988       1,674        14,074        9,904       2,557          1,954
                            --------     -------      --------     --------     -------         ------
Net investment income
  (expense)..............    (19,988)      4,389        25,919        1,748      (1,486)         1,992
                            --------     -------      --------     --------     -------         ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      8,253      17,703        25,268       74,845      40,073         (6,421)
   Change in unrealized
     appreciation
     (depreciation)......    (13,948)    (32,257)     (149,264)    (135,886)    (33,329)         4,907
   Capital gain
     distribution........     10,233      14,352       108,756       58,012       2,461             --
                            --------     -------      --------     --------     -------         ------
Net realized and
  unrealized gain (loss)
  on investments.........      4,538        (202)      (15,240)      (3,029)      9,205         (1,514)
                            --------     -------      --------     --------     -------         ------
Increase (decrease) in
  net assets from
  operations.............   $(15,450)      4,187        10,679       (1,281)      7,719            478
                            ========     =======      ========     ========     =======         ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                MFS(R) Variable Insurance Trust
                          -----------------------------------------------------------------------------------------
                               MFS(R)
                              Investors          MFS(R)            MFS(R)            MFS(R)            MFS(R)
                            Growth Stock     Investors Trust    New Discovery   Strategic Income    Total Return
                          Series -- Service Series -- Service Series -- Service Series -- Service Series -- Service
                            Class Shares      Class Shares      Class Shares      Class Shares      Class Shares
                          ----------------- ----------------- ----------------- ----------------- -----------------
                                                                 Year ended December 31, 2007
                          -----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $  2,150            22,627            27,840           33,098            234,253
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..       40,089            59,682            18,896           11,258            201,758
                              --------           -------           -------           ------           --------
Net investment income
  (expense)..............      (37,939)          (37,055)            8,944           21,840             32,495
                              --------           -------           -------           ------           --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       80,509           118,228            33,745           (1,602)            53,882
   Change in unrealized
     appreciation
     (depreciation)......      186,685           194,015           (88,937)          (7,448)          (211,880)
   Capital gain
     distribution........           --            32,847            59,420               --            201,403
                              --------           -------           -------           ------           --------
Net realized and
  unrealized gain (loss)
  on investments.........      267,194           345,090             4,228           (9,050)            43,405
                              --------           -------           -------           ------           --------
Increase (decrease) in
  net assets from
  operations.............     $229,255           308,035            13,172           12,790             75,900
                              ========           =======           =======           ======           ========

                          ------------------

                               MFS(R)
                              Utilities
                          Series -- Service
                            Class Shares
                          -----------------

                          ------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       162,617
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..        75,645
                              ---------
Net investment income
  (expense)..............        86,972
                              ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       228,472
   Change in unrealized
     appreciation
     (depreciation)......       550,393
   Capital gain
     distribution........       196,581
                              ---------
Net realized and
  unrealized gain (loss)
  on investments.........       975,446
                              ---------
Increase (decrease) in
  net assets from
  operations.............     1,062,418
                              =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          Old Mutual Insurance
                               Series Fund                    Oppenheimer Variable Account Funds
                          --------------------  --------------------------------------------------------------
                                                            Oppenheimer               Oppenheimer
                                     Old Mutual              Balanced   Oppenheimer     Capital
                          Old Mutual Large Cap  Oppenheimer Fund/VA --    Capital     Appreciation  Oppenheimer
                          Growth II    Growth    Balanced     Service   Appreciation   Fund/VA --    Core Bond
                          Portfolio  Portfolio    Fund/VA     Shares      Fund/VA    Service Shares   Fund/VA
                          ---------- ---------- ----------- ----------- ------------ -------------- -----------
                               Year ended
                            December 31, 2007                    Year ended December 31, 2007
                          --------------------  --------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $    294       723      24,900      92,964       2,359           532        68,309
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     3,134     7,070      12,003      91,916      12,307        86,580        17,284
                           --------   -------     -------    --------     -------       -------       -------
Net investment income
  (expense)..............    (2,840)   (6,347)     12,897       1,048      (9,948)      (86,048)       51,025
                           --------   -------     -------    --------     -------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (38,402)  (14,910)     16,432       7,281      78,185       184,697        (7,188)
   Change in unrealized
     appreciation
     (depreciation)......    85,483   104,926     (78,433)   (291,926)     45,149       498,567        (9,576)
   Capital gain
     distribution........        --        --      68,878     280,463          --            --            --
                           --------   -------     -------    --------     -------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments.........    47,081    90,016       6,877      (4,182)    123,334       683,264       (16,764)
                           --------   -------     -------    --------     -------       -------       -------
Increase (decrease) in
  net assets from
  operations.............  $ 44,241    83,669      19,774      (3,134)    113,386       597,216        34,261
                           ========   =======     =======    ========     =======       =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                            Oppenheimer Variable Account Funds (continued)
                          ----------------------------------------------------------------------------------
                           Oppenheimer                               Oppenheimer
                              Global                  Oppenheimer    Main Street                Oppenheimer
                            Securities   Oppenheimer  Main Street     Small Cap    Oppenheimer  MidCap Fund/
                            Fund/VA --   High Income   Fund/VA --     Fund/VA --     MidCap        VA --
                          Service Shares   Fund/VA   Service Shares Service Shares   Fund/VA   Service Shares
                          -------------- ----------- -------------- -------------- ----------- --------------
                                                     Year ended December 31, 2007
                          ----------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 148,157       33,773       112,693         19,472           --           --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     157,814        5,285       209,753        112,314        7,951        5,157
                            ---------      -------      --------       --------      -------       ------
Net investment income
  (expense)..............      (9,657)      28,488       (97,060)       (92,842)      (7,951)      (5,157)
                            ---------      -------      --------       --------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     255,036       (7,686)      750,995        201,944      (50,041)       7,575
   Change in unrealized
     appreciation
     (depreciation)......    (274,785)     (20,474)     (312,156)      (604,633)      88,914       11,034
   Capital gain
     distribution........     431,655           --            --        184,660           --           --
                            ---------      -------      --------       --------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........     411,906      (28,160)      438,839       (218,029)      38,873       18,609
                            ---------      -------      --------       --------      -------       ------
Increase (decrease) in
  net assets from
  operations.............   $ 402,249          328       341,779       (310,871)      30,922       13,452
                            =========      =======      ========       ========      =======       ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                                       PIMCO Variable Insurance Trust
                          ----------------------------------------------------------------------------------------
                                        Foreign Bond
                                       Portfolio (U.S.                   Long-Term
                           All Asset       Dollar        High Yield   U.S. Government  Low Duration   Total Return
                          Portfolio --   Hedged) --     Portfolio --   Portfolio --    Portfolio --   Portfolio --
                            Advisor    Administrative  Administrative Administrative  Administrative Administrative
                          Class Shares  Class Shares    Class Shares   Class Shares    Class Shares   Class Shares
                          ------------ --------------- -------------- --------------- -------------- --------------

                                                        Year ended December 31, 2007
                          ----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $88,256         4,919          456,113        462,440        431,099       1,378,819
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    16,138         2,406          107,548        168,465        182,514         469,281
                            -------         -----         --------        -------        -------       ---------
Net investment income
  (expense)..............    72,118         2,513          348,565        293,975        248,585         909,538
                            -------         -----         --------        -------        -------       ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        40           (67)         (70,084)       (88,485)        59,298        (110,158)
   Change in unrealized
     appreciation
     (depreciation)......    (5,330)          352         (229,819)       674,799        427,143       1,058,116
   Capital gain
     distribution........        --            --               --             --             --              --
                            -------         -----         --------        -------        -------       ---------
Net realized and
  unrealized gain (loss)
  on investments.........    (5,290)          285         (299,903)       586,314        486,441         947,958
                            -------         -----         --------        -------        -------       ---------
Increase (decrease) in
  net assets from
  operations.............   $66,828         2,798           48,662        880,289        735,026       1,857,496
                            =======         =====         ========        =======        =======       =========

                            The Prudential
                             Series Fund
                          ------------------



                            Jennison 20/20
                          Focus Portfolio --
                               Class II
                          ------------------
                              Year ended
                          December 31, 2007
                          ------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       424,610
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..        78,366
                               --------
Net investment income
  (expense)..............       346,244
                               --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       147,204
   Change in unrealized
     appreciation
     (depreciation)......      (337,033)
   Capital gain
     distribution........            --
                               --------
Net realized and
  unrealized gain (loss)
  on investments.........      (189,829)
                               --------
Increase (decrease) in
  net assets from
  operations.............       156,415
                               ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                          The Universal
                          The Prudential Series Fund  Rydex Variable   Institutional Funds,   Van Kampen Life Investment
                                 (continued)               Trust               inc.                      Trust
                          -------------------------  ----------------- -------------------- ------------------------------
                                          Natural                                                              Strategic
                            Jennison     Resources                      Equity and Income      Comstock         Growth
                          Portfolio --  Portfolio --                       Portfolio --      Portfolio --    Portfolio --
                            Class II      Class II       OTC Fund        Class II Shares    Class II Shares Class II Shares
                          ------------  ------------ ----------------- -------------------- --------------- ---------------
                                 Year ended             Year ended      Period from May 1
                              December 31, 2007      December 31, 2007 to December 31, 2007  Year ended December 31, 2007
                          -------------------------  ----------------- -------------------- ------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $    --       492,251             767                814             89,645             --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     1,505        28,951          17,042              6,124            111,882          7,060
                            -------       -------         -------            -------           --------         ------
Net investment income
  (expense)..............    (1,505)      463,300         (16,275)            (5,310)           (22,237)        (7,060)
                            -------       -------         -------            -------           --------         ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       633       150,732          21,487               (343)           109,477         12,025
   Change in unrealized
     appreciation
     (depreciation)......     9,678       119,769         148,905            (12,503)          (600,441)        56,169
   Capital gain
     distribution........        --            --              --                914            110,575             --
                            -------       -------         -------            -------           --------         ------
Net realized and
  unrealized gain (loss)
  on investments.........    10,311       270,501         170,392            (11,932)          (380,389)        68,194
                            -------       -------         -------            -------           --------         ------
Increase (decrease) in
  net assets from
  operations.............   $ 8,806       733,801         154,117            (17,242)          (402,626)        61,134
                            =======       =======         =======            =======           ========         ======


                           XTF Advisors Trust
                          --------------------


                          ETF 60 Portfolio --
                            Class II Shares
                          --------------------
                           Period from May 1
                          to December 31, 2007
                          --------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........            --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..         8,702
                                -------
Net investment income
  (expense)..............        (8,702)
                                -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............          (715)
   Change in unrealized
     appreciation
     (depreciation)......       (23,130)
   Capital gain
     distribution........            --
                                -------
Net realized and
  unrealized gain (loss)
  on investments.........       (23,845)
                                -------
Increase (decrease) in
  net assets from
  operations.............       (32,547)
                                =======

                See accompanying notes to financial statements

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                               AIM Variable Insurance Funds
                                                         ----------------------------------------
                                                            AIM V.I. Basic      AIM V.I. Capital
                                                             Value Fund --     Appreciation Fund --
                                  Consolidated Total       Series II shares      Series I shares
                              -------------------------  --------------------  ------------------
                                      Year ended              Year ended           Year ended
                                     December 31,            December 31,         December 31,
                              -------------------------  --------------------  ------------------
                                  2007          2006        2007       2006      2007       2006
                              ------------  -----------  ---------  ---------  --------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  9,419,308    3,185,806    (29,222)   (27,755)  (14,266)   (13,090)
   Net realized gain
     (loss) on
     investments.............   14,660,452    6,544,540     87,724     49,563    25,357    156,772
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (11,661,873)  20,535,694   (185,047)   135,342    76,728   (100,901)
   Capital gain
     distribution............   25,528,989   10,783,548    132,746    101,363        --         --
                              ------------  -----------  ---------  ---------  --------   --------
       Increase
         (decrease) in
         net assets from
         operations..........   37,946,876   41,049,588      6,201    258,513    87,819     42,781
                              ------------  -----------  ---------  ---------  --------   --------
From capital
  transactions:
   Net premiums..............  301,810,458  130,274,139     35,541    193,826    40,626      5,035
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........   (6,811,225)  (3,332,293)    (7,690)        --        --     (1,703)
     Surrenders..............  (48,489,087) (27,847,636)  (180,083)  (100,303) (101,179)   (55,525)
     Administrative
       expenses (note 4a)....     (398,715)    (279,050)    (1,896)    (1,740)     (417)      (376)
     Transfers (to) from
       the Guarantee
       Account...............   17,347,893   15,224,110     54,375     24,974   (11,387)    19,672
     Transfers (to) from
       other subaccounts.....           --           --   (138,585)   (80,274)   (2,609)  (118,515)
                              ------------  -----------  ---------  ---------  --------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  263,459,324  114,039,270   (238,338)    36,483   (74,966)  (151,412)
                              ------------  -----------  ---------  ---------  --------   --------
Increase (decrease) in
  net assets.................  301,406,200  155,088,858   (232,137)   294,996    12,853   (108,631)
Net assets at beginning
  of year....................  479,759,834  324,670,976  2,545,158  2,250,162   872,263    980,894
                              ------------  -----------  ---------  ---------  --------   --------
Net assets at end of year.... $781,166,034  479,759,834  2,313,021  2,545,158   885,116    872,263
                              ============  ===========  =========  =========  ========   ========
Change in units (note 5):
   Units purchased...........                               15,090     29,139     7,270     80,825
   Units redeemed............                              (28,588)   (26,066)  (14,212)   (97,702)
                                                         ---------  ---------  --------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........                              (13,498)     3,073    (6,942)   (16,877)
                                                         =========  =========  ========   ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                        AIM Variable Insurance Funds (continued)
                              ------------------------------------------------------------
                                 AIM V.I. Core      AIM V.I. Global    AIM V.I. International
                                 Equity Fund --    Real Estate Fund --    Growth Fund --
                                Series I shares     Series II shares     Series II shares
                              -------------------  -----------------   --------------------
                                   Year ended          Year ended           Year ended
                                  December 31,        December 31,         December 31,
                              -------------------  -----------------   --------------------
                                 2007      2006      2007       2006      2007        2006
                              ---------  --------  --------   -------  ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (5,100)      808    39,697     1,445    (64,434)        978
   Net realized gain
     (loss) on
     investments.............    30,510   136,649    (7,880)    7,591    276,749      92,813
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    40,047   (21,539) (152,226)   38,418    253,716     265,782
   Capital gain
     distribution............        --        --    79,848     7,163         --          --
                              ---------  --------  --------   -------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    65,457   115,918   (40,561)   54,617    466,031     359,573
                              ---------  --------  --------   -------  ---------   ---------
From capital
  transactions:
   Net premiums..............     9,069    25,490    70,306    43,179  4,459,737   1,739,252
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........   (13,962)       --        --        --         --          --
     Surrenders..............  (166,387) (120,300)   (2,095)       --   (172,578)    (24,441)
     Administrative
       expenses (note 4a)....      (235)     (251)     (137)      (67)    (2,631)       (885)
     Transfers (to) from
       the Guarantee
       Account...............     2,486     7,247   190,348   101,296    128,501     238,904
     Transfers (to) from
       other subaccounts.....    15,825      (794)   95,616    25,415   (175,896)   (156,305)
                              ---------  --------  --------   -------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (153,204)  (88,608)  354,038   169,823  4,237,133   1,796,525
                              ---------  --------  --------   -------  ---------   ---------
Increase (decrease) in
  net assets.................   (87,747)   27,310   313,477   224,440  4,703,164   2,156,098
Net assets at beginning
  of year....................   967,352   940,042   263,366    38,926  2,783,114     627,016
                              ---------  --------  --------   -------  ---------   ---------
Net assets at end of year.... $ 879,605   967,352   576,843   263,366  7,486,278   2,783,114
                              =========  ========  ========   =======  =========   =========
Change in units (note 5):
   Units purchased...........     4,384   101,879    43,190    18,251    615,486     218,797
   Units redeemed............   (17,441) (121,565)  (17,343)   (5,263)  (286,768)    (65,379)
                              ---------  --------  --------   -------  ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (13,057)  (19,686)   25,847    12,988    328,718     153,418
                              =========  ========  ========   =======  =========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 AIM Variable
                               Insurance Funds
                                 (continued)               Alger American Fund
                              -----------------  ----------------------------------------
                                                                       Alger American Small
                                AIM V.I. Large   Alger American Growth   Capitalization
                              Cap Growth Fund --    Portfolio --          Portfolio --
                               Series I shares     Class O Shares        Class O Shares
                              -----------------  --------------------  ------------------
                                  Year ended         Year ended            Year ended
                                 December 31,       December 31,          December 31,
                              -----------------  --------------------  ------------------
                                2007      2006     2007       2006       2007       2006
                              --------  -------  --------   --------   --------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (3,408)  (2,706)   (5,462)    (8,236)    (9,413)   (11,404)
   Net realized gain
     (loss) on
     investments.............    5,947    8,187   (14,615)   (45,891)    92,728     40,386
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   24,697    2,986   106,611     71,746     18,903    108,933
   Capital gain
     distribution............       --       --        --         --         --         --
                              --------  -------  --------   --------   --------   --------
       Increase
         (decrease) in
         net assets from
         operations..........   27,236    8,467    86,534     17,619    102,218    137,915
                              --------  -------  --------   --------   --------   --------
From capital
  transactions:
   Net premiums..............    9,700    9,085        --         --      3,075        180
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --       --        --         --         --         --
     Surrenders..............  (34,208)  (2,237) (153,806)  (156,243)  (299,575)  (224,536)
     Administrative
       expenses (note 4a)....     (323)    (301)     (366)      (403)      (549)      (670)
     Transfers (to) from
       the Guarantee
       Account...............   41,486    2,374     1,689     14,386      1,042     15,843
     Transfers (to) from
       other subaccounts.....    4,466  (69,798)  (36,637)    (1,415)   (34,270)    39,479
                              --------  -------  --------   --------   --------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   21,121  (60,877) (189,120)  (143,675)  (330,277)  (169,704)
                              --------  -------  --------   --------   --------   --------
Increase (decrease) in
  net assets.................   48,357  (52,410) (102,586)  (126,056)  (228,059)   (31,789)
Net assets at beginning
  of year....................  212,543  264,953   574,502    700,558    777,025    808,814
                              --------  -------  --------   --------   --------   --------
Net assets at end of year.... $260,900  212,543   471,916    574,502    548,966    777,025
                              ========  =======  ========   ========   ========   ========
Change in units (note 5):
   Units purchased...........    5,494   29,956       511      4,333      3,013     17,231
   Units redeemed............   (3,857) (30,228)  (16,188)   (17,902)   (28,896)   (32,665)
                              --------  -------  --------   --------   --------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    1,637     (272)  (15,677)   (13,569)   (25,883)   (15,434)
                              ========  =======  ========   ========   ========   ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           AllianceBernstein Variable Products Series Fund, Inc.
                              ----------------------------------------------------------------------------------
                              AllianceBernstein
                               Balanced Wealth  AllianceBernstein
                                  Strategy      Global Technology AllianceBernstein Growth   AllianceBernstein
                                Portfolio --      Portfolio --    and Income Portfolio --   International Value
                                   Class B           Class B             Class B            Portfolio -- Class B
                              ----------------- ----------------  -----------------------  ---------------------
                                 Period from
                                August 27 to       Year ended          Year ended                Year ended
                                December 31,      December 31,        December 31,              December 31,
                              ----------------- ----------------  -----------------------  ---------------------
                                    2007          2007     2006      2007         2006        2007        2006
                              ----------------- -------  -------   ---------   ---------   ----------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $   (6,821)     (7,919)  (6,729)    (6,788)     (39,486)      51,896    (13,467)
   Net realized gain
     (loss) on
     investments.............          (445)     12,286   11,562    262,541      186,067      385,567    137,727
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       (13,879)     77,674   23,085   (395,340)     663,073     (570,328)   658,210
   Capital gain
     distribution............            --          --       --    444,535      435,958      223,128     26,361
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........       (21,145)     82,041   27,918    304,948    1,245,612       90,263    808,831
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
From capital
  transactions:
   Net premiums..............     2,634,257      80,355   63,824    156,333      805,168   10,720,562  3,808,923
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........            --          --  (16,864)   (43,213)     (32,924)          --         --
     Surrenders..............        (6,401)    (21,346) (16,858)  (803,175)    (423,814)    (512,365)   (80,691)
     Administrative
       expenses (note 4a)....            --        (756)    (534)    (4,784)      (3,878)      (4,894)    (1,545)
     Transfers (to) from
       the Guarantee
       Account...............        79,502      11,725    7,837    271,203      139,062      482,103    351,350
     Transfers (to) from
       other subaccounts.....           168      20,114   81,760   (112,241)    (305,573)     314,941    300,248
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     2,707,526      90,092  119,165   (535,877)     178,041   11,000,347  4,378,285
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
Increase (decrease) in
  net assets.................     2,686,381     172,133  147,083   (230,929)   1,423,653   11,090,610  5,187,116
Net assets at beginning
  of year....................            --     469,811  322,728  9,463,383    8,039,730    6,153,932    966,816
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
Net assets at end of year....    $2,686,381     641,944  469,811  9,232,454    9,463,383   17,244,542  6,153,932
                                 ==========     =======  =======   =========   =========   ==========  =========
Change in units (note 5):
   Units purchased...........       277,103       8,461   23,010     65,142      131,900    1,498,980    477,585
   Units redeemed............       (12,703)     (3,377) (14,694)  (105,502)    (115,787)    (640,405)  (115,967)
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........       264,400       5,084    8,316    (40,360)      16,113      858,575    361,618
                                 ==========     =======  =======   =========   =========   ==========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                AllianceBernstein Variable Products       American Century
                                   Series Fund, Inc. (continued)          Variable Portfolios, Inc.
                              ------------------------------------------  ------------------------
                                AllianceBernstein    AllianceBernstein
                                 Large Cap Growth    Small Cap Growth     VP Income & Growth
                               Portfolio -- Class B  Portfolio -- Class B  Fund -- Class I
                              ---------------------  -------------------  ------------------------
                                    Year ended          Year ended           Year ended
                                   December 31,        December 31,         December 31,
                              ---------------------  -------------------  ------------------------
                                 2007        2006      2007       2006      2007         2006
                              ----------  ---------   -------   -------     -------      -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (37,624)   (37,777)  (2,103)    (1,859)   (1,947)         783
   Net realized gain
     (loss) on
     investments.............     82,890     67,631   11,680     11,768    18,204        5,036
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    214,898    (97,485)   4,325      1,389   (50,387)      53,222
   Capital gain
     distribution............         --         --       --         --        --           --
                              ----------  ---------   -------   -------     -------      -------
       Increase
         (decrease) in
         net assets from
         operations..........    260,164    (67,631)  13,902     11,298   (34,130)      59,041
                              ----------  ---------   -------   -------     -------      -------
From capital
  transactions:
   Net premiums..............     91,923    159,694   24,635      5,833    25,908       91,050
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (53,340)   (12,328)      --         97   (36,201)          --
     Surrenders..............   (284,740)  (155,647) (17,157)   (21,222)  (19,270)     (14,745)
     Administrative
       expenses (note 4a)....     (1,689)    (1,321)     (48)       (25)     (420)        (341)
     Transfers (to) from
       the Guarantee
       Account...............     42,702    135,726   21,461     16,392   488,633       39,380
     Transfers (to) from
       other subaccounts.....    (52,646)   (81,498)   5,638    (13,058)   (4,729)     (13,109)
                              ----------  ---------   -------   -------     -------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (257,790)    44,626   34,529    (11,983)  453,921      102,235
                              ----------  ---------   -------   -------     -------      -------
Increase (decrease) in
  net assets.................      2,374    (23,005)  48,431       (685)  419,791      161,276
Net assets at beginning
  of year....................  2,363,767  2,386,772  116,382    117,067   465,184      303,908
                              ----------  ---------   -------   -------     -------      -------
Net assets at end of year.... $2,366,141  2,363,767  164,813    116,382   884,975      465,184
                              ==========  =========   =======   =======     =======      =======
Change in units (note 5):
   Units purchased...........     21,136     70,541    5,932      2,087    33,491        9,664
   Units redeemed............    (45,993)   (70,647)  (3,299)    (2,857)   (7,157)      (2,396)
                              ----------  ---------   -------   -------     -------      -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (24,857)      (106)   2,633       (770)   26,334        7,268
                              ==========  =========   =======   =======     =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  American Century Variable Portfolios, Inc. (continued)
                              -------------------------------------------------------------
                                 VP International       VP Ultra(R)          VP Value
                                 Fund --  Class I     Fund -- Class I     Fund -- Class I
                              ---------------------  ----------------  --------------------
                                    Year ended          Year ended          Year ended
                                   December 31,        December 31,        December 31,
                              ---------------------  ----------------  --------------------
                                 2007        2006      2007     2006      2007       2006
                              ----------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (27,043)    (2,395) (13,115) (11,872)   105,885     69,240
   Net realized gain
     (loss) on
     investments.............    162,772     20,491   15,988    1,755      1,817     17,560
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    163,255     95,607  143,362  (27,111)  (296,721)   117,016
   Capital gain
     distribution............         --         --       --       --     60,710     67,573
                              ----------  ---------  -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    298,984    113,703  146,235  (37,228)  (128,309)   271,389
                              ----------  ---------  -------  -------  ---------  ---------
From capital
  transactions:
   Net premiums..............  1,470,691    825,088   17,131   96,866    118,289    170,128
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         --         --       --       --         --         --
     Surrenders..............    (90,167)    (9,242) (19,588) (40,697)   (23,822)   (53,221)
     Administrative
       expenses (note 4a)....       (793)      (426)  (1,115)    (859)      (641)      (552)
     Transfers (to) from
       the Guarantee
       Account...............    127,804     56,970      182    4,698     44,945     54,504
     Transfers (to) from
       other subaccounts.....   (234,504)     7,174  (58,083)  34,200   (185,992)   (49,566)
                              ----------  ---------  -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  1,273,031    879,564  (61,473)  94,208    (47,221)   121,293
                              ----------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets.................  1,572,015    993,267   84,762   56,980   (175,530)   392,682
Net assets at beginning
  of year....................  1,199,109    205,842  771,010  714,030  1,985,999  1,593,317
                              ----------  ---------  -------  -------  ---------  ---------
Net assets at end of year.... $2,771,124  1,199,109  855,772  771,010  1,810,469  1,985,999
                              ==========  =========  =======  =======  =========  =========
Change in units (note 5):
   Units purchased...........    429,062     93,066    3,978   14,738     46,054     34,951
   Units redeemed............   (325,079)   (20,063)  (8,280)  (7,018)   (50,997)   (24,933)
                              ----------  ---------  -------  -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    103,983     73,003   (4,302)   7,720     (4,943)    10,018
                              ==========  =========  =======  =======  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              American Century Variable
                              Portfolios II, Inc.         BlackRock Variable Series Funds, Inc.
                              ------------------------  -------------------------------------------
                                                        BlackRock Basic Value    BlackRock Global
                              VP Inflation Protection      V.I. Fund --       Allocation V.I. Fund --
                               Fund -- Class II             Class III                Class III
                              ------------------------  --------------------  ---------------------
                                  Year ended                Year ended              Year ended
                                 December 31,              December 31,            December 31,
                              ------------------------  --------------------  ---------------------
                                  2007         2006       2007        2006       2007         2006
                               ---------    -------      --------   -------   ----------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  34,279       9,127        6,629      8,028      711,718      97,963
   Net realized gain
     (loss) on
     investments.............    (3,703)     (1,741)       4,210      5,108      255,126      21,944
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    39,836      (6,451)    (106,879)    17,471     (555,721)   (103,749)
   Capital gain
     distribution............        --          --       92,003     46,843    1,442,217     184,325
                               ---------     -------     --------   -------   ----------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    70,412         935       (4,037)    77,450    1,853,340     200,483
                               ---------     -------     --------   -------   ----------   ---------
From capital
  transactions:
   Net premiums..............   379,271     512,935      148,718    147,185   25,789,400   3,525,406
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --          --           --         --           --          --
     Surrenders..............   (37,744)    (16,783)     (17,624)    (2,252)    (483,075)    (22,089)
     Administrative
       expenses (note 4a)....      (882)       (495)        (757)      (407)        (633)       (193)
     Transfers (to) from
       the Guarantee
       Account...............    33,852      99,053       34,581     50,059      253,946     638,071
     Transfers (to) from
       other subaccounts.....  (364,363)     38,088       59,032    (26,494)     499,912     101,427
                               ---------     -------     --------   -------   ----------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    10,134     632,798      223,950    168,091   26,059,550   4,242,622
                               ---------     -------     --------   -------   ----------   ---------
Increase (decrease) in
  net assets.................    80,546     633,733      219,913    245,541   27,912,890   4,443,105
Net assets at beginning
  of year....................   913,763     280,030      539,664    294,123    4,552,844     109,739
                               ---------     -------     --------   -------   ----------   ---------
Net assets at end of year.... $ 994,309     913,763      759,577    539,664   32,465,734   4,552,844
                               =========     =======     ========   =======   ==========   =========
Change in units (note 5):
   Units purchased...........   163,039      83,500       22,331     20,023    3,134,729     452,351
   Units redeemed............  (161,632)    (20,334)      (5,581)    (5,602)    (824,229)    (47,359)
                               ---------     -------     --------   -------   ----------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     1,407      63,166       16,750     14,421    2,310,500     404,992
                               =========     =======     ========   =======   ==========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              BlackRock Variable Series Funds, Inc.          Columbia Funds Variable
                                          (continued)                          Insurance Trust I
                              ---------------------------------------------  ----------------------
                              BlackRock Large Cap  BlackRock Value             Columbia Marsico
                              Growth V.I. Fund -- Opportunities V.I. Fund -- Growth Fund, Variable
                                  Class III           Class III                Series -- Class A
                              ------------------  -------------------------  ----------------------
                                 Year ended           Year ended                  Year ended
                                December 31,         December 31,                December 31,
                              ------------------  -------------------------  ----------------------
                                2007      2006      2007         2006           2007        2006
                              --------   ------     -------      --------    ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,824)  (1,086)   19,516       183,139        (63,109)    (58,428)
   Net realized gain
     (loss) on
     investments.............      519      235   (83,476)      (16,030)       149,513      77,685
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    6,253    5,204   (23,665)     (328,647)       529,035     146,952
   Capital gain
     distribution............       --       --    74,370       202,108             --          --
                              --------   ------     -------      --------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    4,948    4,353   (13,255)       40,570        615,439     166,209
                              --------   ------     -------      --------    ---------   ---------
From capital
  transactions:
   Net premiums..............   14,365    1,793    55,743        81,202        190,368     648,752
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --       --        --            --       (110,172)       (401)
     Surrenders..............     (887)    (216)  (39,474)      (20,597)      (234,858)    (87,960)
     Administrative
       expenses (note 4a)....      (72)     (46)     (866)         (739)        (3,268)     (2,194)
     Transfers (to) from
       the Guarantee
       Account...............    9,614   21,788       146        15,987         30,238      68,519
     Transfers (to) from
       other subaccounts.....   61,279    1,621    (6,631)       26,201        (22,179)   (114,621)
                              --------   ------     -------      --------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   84,299   24,940     8,918       102,054       (149,871)    512,095
                              --------   ------     -------      --------    ---------   ---------
Increase (decrease) in
  net assets.................   89,247   29,293    (4,337)      142,624        465,568     678,304
Net assets at beginning
  of year....................   86,116   56,823   510,368       367,744      4,019,487   3,341,183
                              --------   ------     -------      --------    ---------   ---------
Net assets at end of year.... $175,363   86,116   506,031       510,368      4,485,055   4,019,487
                              ========   ======     =======      ========    =========   =========
Change in units (note 5):
   Units purchased...........    6,455    2,271     9,369        12,543         38,982      89,822
   Units redeemed............     (108)    (153)   (8,661)       (4,800)       (49,284)    (51,173)
                              --------   ------     -------      --------    ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    6,347    2,118       708         7,743        (10,302)     38,649
                              ========   ======     =======      ========    =========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Columbia Funds Variable
                              Insurance Trust I (continued)                Dreyfus
                              ----------------------------  ------------------------------------------
                                 Columbia Marsico
                                   International            Dreyfus Investment
                                Opportunities Fund,         Portfolios -- MidCap   Dreyfus Variable
                                     Variable               Stock Portfolio --    Investment Fund --
                                 Series -- Class B           Initial Shares      Money Market Portfolio
                              ----------------------------  -------------------  ---------------------
                                    Year ended                 Year ended             Year ended
                                   December 31,               December 31,           December 31,
                              ----------------------------  -------------------  ---------------------
                                  2007           2006         2007       2006       2007       2006
                               -----------     ---------     -------   -------   ---------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    18,161       (13,935)      1,885      4,133      32,034     22,625
   Net realized gain
     (loss) on
     investments.............     502,483       284,652       1,573        384          (4)        --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     768,216       622,413     (23,072)    (7,970)         --         --
   Capital gain
     distribution............     201,799       103,341      18,840     11,181          --         --
                               -----------     ---------     -------   -------   ---------   --------
       Increase
         (decrease) in
         net assets from
         operations..........   1,490,659       996,471        (774)     7,728      32,030     22,625
                               -----------     ---------     -------   -------   ---------   --------
From capital
  transactions:
   Net premiums..............   4,980,921     2,262,124      35,454     47,554      82,070     46,934
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........     (22,574)           --          --         --    (820,936)        --
     Surrenders..............    (306,073)     (134,606)    (17,946)    (2,033)    (89,486)  (167,639)
     Administrative
       expenses (note 4a)....      (4,776)       (2,579)       (153)       (90)       (558)      (206)
     Transfers (to) from
       the Guarantee
       Account...............     267,066       131,851      16,282     14,886       1,457     12,346
     Transfers (to) from
       other subaccounts.....  (1,156,382)     (416,941)     (1,525)    (2,965)  1,074,831    232,071
                               -----------     ---------     -------   -------   ---------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   3,758,182     1,839,849      32,112     57,352     247,378    123,506
                               -----------     ---------     -------   -------   ---------   --------
Increase (decrease) in
  net assets.................   5,248,841     2,836,320      31,338     65,080     279,408    146,131
Net assets at beginning
  of year....................   6,740,709     3,904,389     155,623     90,543     812,053    665,922
                               -----------     ---------     -------   -------   ---------   --------
Net assets at end of year.... $11,989,550     6,740,709     186,961    155,623   1,091,461    812,053
                               ===========     =========     =======   =======   =========   ========
Change in units (note 5):
   Units purchased...........     671,288       240,394       5,506      4,136     321,972     54,805
   Units redeemed............    (390,284)      (89,722)     (3,588)      (482)   (297,718)   (42,412)
                               -----------     ---------     -------   -------   ---------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     281,004       150,672       1,918      3,654      24,254     12,393
                               ===========     =========     =======   =======   =========   ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Dreyfus (continued)               DWS Variable Series II
                              -----------------------  ----------------------------------------
                              The Dreyfus Socially       DWS Dreman High     DWS Dreman Small
                              Responsible Growth Fund,    Return Equity        Mid Cap Value
                               Inc. -- Initial           VIP -- Class B       VIP -- Class B
                                    Shares                   Shares               Shares
                              -----------------------  ------------------  --------------------
                                  Year ended               Year ended           Year ended
                                 December 31,             December 31,         December 31,
                              -----------------------  ------------------  --------------------
                                2007         2006         2007      2006      2007       2006
                               --------     -------    ---------  -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (3,866)     (4,889)       (5,443)  (2,291)    28,032    (10,146)
   Net realized gain
     (loss) on
     investments.............    7,382       1,844        35,947   15,739      8,007     10,208
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   18,248      28,971       (80,268)  71,139   (155,018)   110,032
   Capital gain
     distribution............       --          --         9,045   35,226    121,926     48,357
                               --------     -------    ---------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   21,764      25,926       (40,719) 119,813      2,947    158,451
                               --------     -------    ---------  -------  ---------  ---------
From capital
  transactions:
   Net premiums..............    2,660      25,251       224,230   99,534     34,246    301,145
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       83          --       (50,493)      --    (10,258)        --
     Surrenders..............  (23,479)     (2,159)       (5,556)  (2,060)   (38,916)   (20,085)
     Administrative
       expenses (note 4a)....     (509)       (492)         (631)    (335)      (785)      (639)
     Transfers (to) from
       the Guarantee
       Account...............      900       1,420        79,685  107,956    181,221    121,706
     Transfers (to) from
       other subaccounts.....   (2,939)      5,841       (88,231)  13,925     30,745     13,194
                               --------     -------    ---------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (23,284)     29,861       159,004  219,020    196,253    415,321
                               --------     -------    ---------  -------  ---------  ---------
Increase (decrease) in
  net assets.................   (1,520)     55,787       118,285  338,833    199,200    573,772
Net assets at beginning
  of year....................  365,312     309,525       938,244  599,411  1,113,297    539,525
                               --------     -------    ---------  -------  ---------  ---------
Net assets at end of year.... $363,792     365,312     1,056,529  938,244  1,312,497  1,113,297
                               ========     =======    =========  =======  =========  =========
Change in units (note 5):
   Units purchased...........      639       4,533        19,928   20,005     13,962     24,209
   Units redeemed............   (3,077)       (852)      (10,734)  (5,976)    (5,510)    (3,645)
                               --------     -------    ---------  -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (2,438)      3,681         9,194   14,029      8,452     20,564
                               ========     =======    =========  =======  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              DWS Variable Series II
                                 (continued)                  Eaton Vance Variable Trust
                              ---------------------  -------------------------------------------
                                DWS Technology
                                VIP -- Class B          VT Floating-Rate     VT Worldwide Health
                                    Shares                Income Fund           Sciences Fund
                              ---------------------  ---------------------  --------------------
                                  Year ended               Year ended            Year ended
                                 December 31,             December 31,          December 31,
                              ---------------------  ---------------------  --------------------
                                2007        2006        2007        2006       2007       2006
                               --------    -------   ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (3,085)    (3,022)      500,263    351,355    (34,049)   (27,909)
   Net realized gain
     (loss) on
     investments.............    5,184        822       (32,394)    (7,717)    40,811     25,804
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   20,240      1,831      (478,153)   (24,971)    73,879    (13,958)
   Capital gain
     distribution............       --         --            --         --     17,816         --
                               --------    -------   ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   22,339       (369)      (10,284)   318,667     98,457    (16,063)
                               --------    -------   ----------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............    3,529     27,508     3,440,277    597,114    140,961    799,958
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........  (14,513)        --       (52,908)   (84,083)    (6,969)        --
     Surrenders..............   (7,588)      (408)     (591,401)  (524,586)  (126,063)   (49,166)
     Administrative
       expenses (note 4a)....     (283)      (221)       (5,319)    (4,386)    (3,087)    (1,237)
     Transfers (to) from
       the Guarantee
       Account...............      (59)     4,564       195,450    552,551     40,679     44,101
     Transfers (to) from
       other subaccounts.....   (7,122)    (5,394)    1,976,241    405,049    (48,150)   227,786
                               --------    -------   ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (26,036)    26,049     4,962,340    941,659     (2,629) 1,021,442
                               --------    -------   ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   (3,697)    25,680     4,952,056  1,260,326     95,828  1,005,379
Net assets at beginning
  of year....................  202,578    176,898     8,853,108  7,592,782  2,124,363  1,118,984
                               --------    -------   ----------  ---------  ---------  ---------
Net assets at end of year.... $198,881    202,578    13,805,164  8,853,108  2,220,191  2,124,363
                               ========    =======   ==========  =========  =========  =========
Change in units (note 5):
   Units purchased...........      985      3,814       723,946    253,955     30,159    108,402
   Units redeemed............   (2,653)    (1,975)     (245,545)  (165,185)   (30,610)   (36,109)
                               --------    -------   ----------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,668)     1,839       478,401     88,770       (451)    72,293
                               ========    =======   ==========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Evergreen Variable
                               Annuity Trust           Federated Insurance Series
                              -----------------  --------------------------------------------
                              Evergreen VA Omega Federated American Leaders Federated Capital
                              Fund -- Class 2    Fund II -- Primary Shares    Income Fund II
                              -----------------  -------------------------  -----------------
                                 Year ended                                     Year ended
                                December 31,     Year ended December 31,       December 31,
                              -----------------  -------------------------  -----------------
                                 2007     2006       2007          2006       2007      2006
                              -------   ------   --------      --------     --------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (519)    (400)     7,382         6,011       13,676   16,577
   Net realized gain
     (loss) on
     investments.............     102       12     (5,112)         (440)     (26,846) (19,290)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   4,398    2,118    (87,778)       (4,082)      22,095   49,635
   Capital gain
     distribution............      --       --     50,173        76,642           --       --
                              -------   ------     --------     --------    --------  -------
       Increase
         (decrease) in
         net assets from
         operations..........   3,981    1,730    (35,335)       78,131        8,925   46,922
                              -------   ------     --------     --------    --------  -------
From capital
  transactions:
   Net premiums..............      --   21,673        361           349          218      882
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........      --       --         --            --           --       --
     Surrenders..............      --       --   (224,584)     (119,153)    (149,227) (68,603)
     Administrative
       expenses (note 4a)....     (82)     (41)      (333)         (381)        (257)    (339)
     Transfers (to) from
       the Guarantee
       Account...............      (7)       2    (13,998)      (32,792)         295     (105)
     Transfers (to) from
       other subaccounts.....      94       (7)   (36,200)      (24,193)         394    2,459
                              -------   ------     --------     --------    --------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........       5   21,627   (274,754)     (176,170)    (148,577) (65,706)
                              -------   ------     --------     --------    --------  -------
Increase (decrease) in
  net assets.................   3,986   23,357   (310,089)      (98,039)    (139,652) (18,784)
Net assets at beginning
  of year....................  39,474   16,117    555,748       653,787      358,537  377,321
                              -------   ------     --------     --------    --------  -------
Net assets at end of year.... $43,460   39,474    245,659       555,748      218,885  358,537
                              =======   ======     ========     ========    ========  =======
Change in units (note 5):
   Units purchased...........       8    2,016        199           149          597      528
   Units redeemed............      (7)      (5)   (21,066)      (14,855)     (15,605)  (7,944)
                              -------   ------     --------     --------    --------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........       1    2,011    (20,867)      (14,706)     (15,008)  (7,416)
                              =======   ======     ========     ========    ========  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           Federated Insurance Series (continued)
                              ------------------------------------------------------------------------------
                              Federated High Income Bond Federated High Income Bond  Federated Kaufmann
                              Fund II -- Primary Shares  Fund II --  Service Shares Fund II -- Service Shares
                              -------------------------  -------------------------  ------------------------
                              Year ended December 31,    Year ended December 31,    Year ended December 31,
                              -------------------------  -------------------------  ------------------------
                                   2007         2006          2007          2006       2007         2006
                               ---------    --------      ---------     ---------    ---------    ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  28,762       30,731       451,146       379,444        3,970      (31,482)
   Net realized gain
     (loss) on
     investments.............    (2,577)      (5,015)          110        (7,445)     177,168      119,587
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (17,391)      16,168      (339,224)      158,991      361,688      261,525
   Capital gain
     distribution............        --           --            --            --      135,417       22,631
                               ---------     --------     ---------     ---------    ---------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........     8,794       41,884       112,032       530,990      678,243      372,261
                               ---------     --------     ---------     ---------    ---------    ---------
From capital
  transactions:
   Net premiums..............       109        8,904       943,318     1,346,650      262,274      358,359
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --           --       (17,616)       (7,907)          --           --
     Surrenders..............  (250,534)    (121,519)     (497,408)     (219,536)    (261,854)     (92,964)
     Administrative
       expenses (note 4a)....      (342)        (244)       (9,360)       (6,176)      (2,672)      (1,670)
     Transfers (to) from
       the Guarantee
       Account...............        18       29,045       539,332        48,156      222,222      271,462
     Transfers (to) from
       other subaccounts.....        72      112,819       117,952       744,491     (152,891)    (104,644)
                               ---------     --------     ---------     ---------    ---------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (250,677)      29,005     1,076,218     1,905,678       67,079      430,543
                               ---------     --------     ---------     ---------    ---------    ---------
Increase (decrease) in
  net assets.................  (241,883)      70,889     1,188,250     2,436,668      745,322      802,804
Net assets at beginning
  of year....................   505,648      434,759     7,095,469     4,658,801    3,466,035    2,663,231
                               ---------     --------     ---------     ---------    ---------    ---------
Net assets at end of year.... $ 263,765      505,648     8,283,719     7,095,469    4,211,357    3,466,035
                               =========     ========     =========     =========    =========    =========
Change in units (note 5):
   Units purchased...........        27       14,322       153,908       205,582       44,239       71,734
   Units redeemed............   (19,477)     (11,910)      (77,102)      (57,651)     (41,006)     (45,121)
                               ---------     --------     ---------     ---------    ---------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (19,450)       2,412        76,806       147,931        3,233       26,613
                               =========     ========     =========     =========    =========    =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Fidelity(R) Variable Insurance Products Fund
                              ----------------------------------------------------------------
                              VIP Asset Manager/SM/ VIP Asset Manager/SM/     VIP Balanced
                                 Portfolio --           Portfolio --          Portfolio --
                                Initial Class          Service Class 2       Service Class 2
                              --------------------  --------------------  --------------------
                                  Year ended             Year ended            Year ended
                                 December 31,           December 31,          December 31,
                              --------------------  --------------------  --------------------
                                2007        2006       2007       2006       2007       2006
                               --------   -------   ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 14,919      4,113      43,661      5,907     80,958     (7,292)
   Net realized gain
     (loss) on
     investments.............    2,450       (198)     20,147      3,617     44,872      8,328
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   12,213     11,285      44,163     41,811    (29,350)    51,406
   Capital gain
     distribution............    7,974         --      33,070         --     18,797         --
                               --------   -------   ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   37,556     15,200     141,041     51,335    115,277     52,442
                               --------   -------   ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............       --         --      30,805    365,416  6,616,138  1,198,177
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --         --     (16,030)    (3,793)        --         --
     Surrenders..............  (25,450)   (43,964)    (16,506)    (1,830)  (149,088)    (2,634)
     Administrative
       expenses (note 4a)....     (167)      (175)     (1,760)    (1,227)      (705)        --
     Transfers (to) from
       the Guarantee
       Account...............   56,166         31       5,833     42,202     76,618      3,003
     Transfers (to) from
       other subaccounts.....        7        379    (197,459)    (4,462)   285,605   (129,379)
                               --------   -------   ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   30,556    (43,729)   (195,117)   396,306  6,828,568  1,069,167
                               --------   -------   ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   68,112    (28,529)    (54,076)   447,641  6,943,845  1,121,609
Net assets at beginning
  of year....................  278,967    307,496   1,145,713    698,072  1,121,609         --
                               --------   -------   ---------  ---------  ---------  ---------
Net assets at end of year.... $347,079    278,967   1,091,637  1,145,713  8,065,454  1,121,609
                               ========   =======   =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........    5,387         76       5,957     51,984    870,587    140,189
   Units redeemed............   (3,247)    (3,926)    (22,482)   (13,731)  (243,996)   (32,159)
                               --------   -------   ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    2,140     (3,850)    (16,525)    38,253    626,591    108,030
                               ========   =======   =========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  Fidelity(R) Variable Insurance Products Fund (continued)
                              ------------------------------------------------------------------
                                                                              VIP Dynamic Capital
                                 VIP Contrafund(R)       VIP Contrafund(R)      Appreciation
                                   Portfolio --            Portfolio --         Portfolio --
                                   Initial Class          Service Class 2      Service Class 2
                              ----------------------  ----------------------  ------------------
                                    Year ended              Year ended           Year ended
                                   December 31,            December 31,         December 31,
                              ----------------------  ----------------------  ------------------
                                  2007        2006       2007        2006       2007      2006
                              -----------  ---------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    90,007     (4,414)  1,389,254    (100,183)  15,140    (2,343)
   Net realized gain
     (loss) on
     investments.............     291,413    209,117     607,081     605,737      582     3,005
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (455,154)  (144,613) (4,700,359)   (475,025) (31,719)   15,226
   Capital gain
     distribution............     494,352    259,413   7,155,115   1,968,732   22,592     5,748
                              -----------  ---------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     420,618    319,503   4,451,091   1,999,261    6,595    21,636
                              -----------  ---------  ----------  ----------  -------   -------
From capital
  transactions:
   Net premiums..............          --     11,439   7,247,959   5,207,842   78,844    16,900
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........     (18,709)   (52,920)   (191,776)     (6,006)      --        --
     Surrenders..............  (1,130,744)  (751,644) (1,485,255)   (716,173)  (2,648)   (4,407)
     Administrative
       expenses (note 4a)....      (2,530)    (2,808)    (33,218)    (21,048)    (344)     (287)
     Transfers (to) from
       the Guarantee
       Account...............         943     49,752   1,203,016     863,662   14,990    18,582
     Transfers (to) from
       other subaccounts.....     (55,135)   237,795      35,218     768,595   77,445     6,523
                              -----------  ---------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,206,175)  (508,386)  6,775,944   6,096,872  168,287    37,311
                              -----------  ---------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets.................    (785,557)  (188,883) 11,227,035   8,096,133  174,882    58,947
Net assets at beginning
  of year....................   3,208,288  3,397,171  25,288,558  17,192,425  215,550   156,603
                              -----------  ---------  ----------  ----------  -------   -------
Net assets at end of year.... $ 2,422,731  3,208,288  36,515,593  25,288,558  390,432   215,550
                              ===========  =========  ==========  ==========  =======   =======
Change in units (note 5):
   Units purchased...........       4,954     26,568   1,012,202     716,312   10,204     5,806
   Units redeemed............     (69,725)   (57,488)   (503,142)   (270,114)    (251)   (3,192)
                              -----------  ---------  ----------  ----------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (64,771)   (30,920)    509,060     446,198    9,953     2,614
                              ===========  =========  ==========  ==========  =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                   Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------
                                VIP Equity-Income      VIP Equity-Income    VIP Growth & Income
                                   Portfolio --           Portfolio --          Portfolio --
                                  Initial Class         Service Class 2        Initial Class
                              ---------------------  ---------------------  -------------------
                                    Year ended             Year ended            Year ended
                                   December 31,           December 31,          December 31,
                              ---------------------  ---------------------  -------------------
                                 2007        2006       2007        2006      2007       2006
                              ----------  ---------  ----------  ---------  --------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    8,466     64,729     127,023    213,073    26,561     (4,621)
   Net realized gain
     (loss) on
     investments.............    132,434    101,153     135,271    183,833    79,811     30,828
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (200,131)   (32,522) (1,503,396)    70,953   (35,691)    56,393
   Capital gain
     distribution............     94,474    212,156   1,047,873    886,923    11,590     27,233
                              ----------  ---------  ----------  ---------  --------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     35,243    345,516    (193,229) 1,354,782    82,271    109,833
                              ----------  ---------  ----------  ---------  --------  ---------
From capital
  transactions:
   Net premiums..............        361      1,232   2,545,650    434,431       150        360
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (66,229)        --     (39,436)   (17,126)  (15,563)        --
     Surrenders..............   (670,417)  (546,603)   (609,621)  (444,175) (402,304)  (258,981)
     Administrative
       expenses (note 4a)....       (873)    (1,139)     (6,998)    (5,857)     (721)      (991)
     Transfers (to) from
       the Guarantee
       Account...............     (7,372)    (5,875)    450,498    433,247       141      1,586
     Transfers (to) from
       other subaccounts.....     19,565   (112,352)  2,394,917   (177,205)  (25,784)     4,076
                              ----------  ---------  ----------  ---------  --------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (724,965)  (664,737)  4,735,010    223,315  (444,081)  (253,950)
                              ----------  ---------  ----------  ---------  --------  ---------
Increase (decrease) in
  net assets.................   (689,722)  (319,221)  4,541,781  1,578,097  (361,810)  (144,117)
Net assets at beginning
  of year....................  1,888,375  2,207,596   8,917,545  7,339,448   924,058  1,068,175
                              ----------  ---------  ----------  ---------  --------  ---------
Net assets at end of year.... $1,198,653  1,888,375  13,459,326  8,917,545   562,248    924,058
                              ==========  =========  ==========  =========  ========  =========
Change in units (note 5):
   Units purchased...........      4,144      6,724     573,179    140,144     1,089      3,414
   Units redeemed............    (49,623)   (54,644)   (172,077)  (121,899)  (34,588)   (25,025)
                              ----------  ---------  ----------  ---------  --------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (45,479)   (47,920)    401,102     18,245   (33,499)   (21,611)
                              ==========  =========  ==========  =========  ========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  Fidelity(R) Variable Insurance Products Fund (continued)
                              --------------------------------------------------------------------
                               VIP Growth & Income   VIP Growth Opportunities      VIP Growth
                                   Portfolio --         Portfolio --              Portfolio --
                                 Service Class 2        Initial Class             Initial Class
                              ---------------------  -----------------------  --------------------
                                    Year ended           Year ended                Year ended
                                   December 31,         December 31,              December 31,
                              ---------------------  -----------------------  --------------------
                                 2007        2006      2007         2006         2007       2006
                              ----------  ---------   --------     --------   ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   90,309    (28,662)   (5,725)      (3,164)      (5,005)   (12,033)
   Net realized gain
     (loss) on
     investments.............    106,515     99,672    27,196       (8,231)      (1,175)   (67,804)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     98,077    198,420    62,191       26,097      242,071    140,329
   Capital gain
     distribution............     46,764     85,045        --           --           --         --
                              ----------  ---------   --------     --------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    341,665    354,475    83,662       14,702      235,891     60,492
                              ----------  ---------   --------     --------   ---------  ---------
From capital
  transactions:
   Net premiums..............     53,422     95,395    10,488        9,142           --      1,038
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         82    (51,577)       --           --       (2,788)   (12,887)
     Surrenders..............   (224,086)  (107,073) (178,600)    (100,433)    (307,051)  (280,716)
     Administrative
       expenses (note 4a)....     (1,763)    (1,572)     (387)        (488)        (854)    (1,028)
     Transfers (to) from
       the Guarantee
       Account...............     63,836     (2,931)     (739)        (192)     (18,464)    10,106
     Transfers (to) from
       other subaccounts.....   (112,620)   (23,520)     (946)     (31,079)     (14,150)    (3,845)
                              ----------  ---------   --------     --------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (221,129)   (91,278) (170,184)    (123,050)    (343,307)  (287,332)
                              ----------  ---------   --------     --------   ---------  ---------
Increase (decrease) in
  net assets.................    120,536    263,197   (86,522)    (108,348)    (107,416)  (226,840)
Net assets at beginning
  of year....................  3,504,881  3,241,684   417,632      525,980    1,105,163  1,332,003
                              ----------  ---------   --------     --------   ---------  ---------
Net assets at end of year.... $3,625,417  3,504,881   331,110      417,632      997,747  1,105,163
                              ==========  =========   ========     ========   =========  =========
Change in units (note 5):
   Units purchased...........     26,148     68,473     1,074        1,279        4,423      4,621
   Units redeemed............    (44,011)   (77,011)  (17,082)     (15,554)     (32,685)   (31,977)
                              ----------  ---------   --------     --------   ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (17,863)    (8,538)  (16,008)     (14,275)     (28,262)   (27,356)
                              ==========  =========   ========     ========   =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           Fidelity(R) Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------------
                                                     VIP Investment
                                    VIP Growth         Grade Bond          VIP Mid Cap          VIP Overseas
                                   Portfolio --       Portfolio --        Portfolio --          Portfolio --
                                 Service Class 2     Service Class 2     Service Class 2        Initial Class
                              ---------------------  --------------- ----------------------  ------------------
                                                       Period from
                                    Year ended          May 1 to           Year ended            Year ended
                                   December 31,       December 31,        December 31,          December 31,
                              ---------------------  --------------- ----------------------  ------------------
                                 2007        2006         2007          2007        2006       2007      2006
                              ----------  ---------  --------------- ----------  ----------  --------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (24,545)   (28,122)      (20,719)     (162,993)    (54,376)   13,591     1,478
   Net realized gain
     (loss) on
     investments.............     95,966     58,164         8,680       383,360     381,296    81,525    54,751
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    420,000     68,996        74,297       432,057    (398,407)  (41,649)   61,368
   Capital gain
     distribution............         --         --            --     1,506,767   1,499,668    54,485        --
                              ----------  ---------     ---------    ----------  ----------  --------  --------
       Increase
         (decrease) in
         net assets from
         operations..........    491,421     99,038        62,258     2,159,191   1,428,181   107,952   117,597
                              ----------  ---------     ---------    ----------  ----------  --------  --------
From capital
  transactions:
   Net premiums..............     22,659    123,352     1,918,152     1,709,732   2,010,603        --     8,904
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         --    (19,891)           --      (193,592)    (76,097)  (17,929)       --
     Surrenders..............   (145,917)   (71,056)      (41,732)   (1,260,731)   (678,964) (249,768) (142,701)
     Administrative
       expenses (note 4a)....     (1,571)    (1,194)         (273)      (20,032)    (14,591)     (413)     (381)
     Transfers (to) from
       the Guarantee
       Account...............     11,201     33,175        42,192       393,375     580,676     2,343    12,393
     Transfers (to) from
       other subaccounts.....    (82,006)  (129,685)    1,516,699       275,250      32,008    (4,789)   21,984
                              ----------  ---------     ---------    ----------  ----------  --------  --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (195,634)   (65,299)    3,435,038       904,002   1,853,635  (270,556)  (99,801)
                              ----------  ---------     ---------    ----------  ----------  --------  --------
Increase (decrease) in
  net assets.................    295,787     33,739     3,497,296     3,063,193   3,281,816  (162,604)   17,796
Net assets at beginning
  of year....................  2,071,273  2,037,534            --    15,884,846  12,603,030   812,178   794,382
                              ----------  ---------     ---------    ----------  ----------  --------  --------
Net assets at end of year.... $2,367,060  2,071,273     3,497,296    18,948,039  15,884,846   649,574   812,178
                              ==========  =========     =========    ==========  ==========  ========  ========
Change in units (note 5):
   Units purchased...........     15,609     43,711       426,020       262,972     256,246     1,972    14,021
   Units redeemed............    (33,991)   (51,977)      (78,726)     (158,711)   (155,938)  (19,634)  (21,968)
                              ----------  ---------     ---------    ----------  ----------  --------  --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (18,382)    (8,266)      347,294       104,261     100,308   (17,662)   (7,947)
                              ==========  =========     =========    ==========  ==========  ========  ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Fidelity(R) Variable Insurance
                              Products Fund (continued)
                              -----------------------------

                              VIP Value Strategies
                                 Portfolio --
                               Service Class 2
                              -----------------------------

                                  Year ended
                                 December 31,
                              -----------------------------
                                  2007            2006
                              --------        --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 20,021          1,033
   Net realized gain
     (loss) on
     investments.............      447         16,055
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (28,076)       (13,557)
   Capital gain
     distribution............   10,261         31,361
                                 --------     -------
       Increase
         (decrease) in
         net assets from
         operations..........    2,653         34,892
                                 --------     -------
From capital
  transactions:
   Net premiums..............  137,853         31,200
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --             --
     Surrenders..............  (23,078)        (2,911)
     Administrative
       expenses (note 4a)....     (315)          (214)
     Transfers (to) from
       the Guarantee
       Account...............   28,826          3,488
     Transfers (to) from
       other subaccounts.....   10,218        (38,844)
                                 --------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  153,504         (7,281)
                                 --------     -------
Increase (decrease) in
  net assets.................  156,157         27,611
Net assets at beginning
  of year....................  298,284        270,673
                                 --------     -------
Net assets at end of year.... $454,441        298,284
                                 ========     =======
Change in units (note 5):
   Units purchased...........   12,575         12,316
   Units redeemed............   (1,815)       (13,148)
                                 --------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   10,760           (832)
                                 ========     =======

                                    Franklin Templeton Variable Insurance Products Trust
                              ----------------------------------------------------------------------
                                                                                   Franklin Templeton
                              Franklin Income Securities  Franklin Large Cap       VIP Founding Funds
                                      Fund --            Growth Securities Fund -- Allocation Fund --
                                  Class 2 Shares            Class 2 Shares           Class 2 Shares
                              -------------------------  ------------------------  ------------------
                                                                                      Period from
                                    Year ended                Year ended              August 27 to
                                   December 31,              December 31,             December 31,
                              -------------------------  ------------------------  ------------------
                                 2007          2006         2007         2006             2007
                               ----------   ----------    ---------    ---------   ------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  1,014,640        96,752      (8,933)      (4,889)         (24,857)
   Net realized gain
     (loss) on
     investments.............  1,525,594       156,593      72,376        7,155           (4,557)
   Change in unrealized
     appreciation
     (depreciation) on
     investments............. (3,121,035)    2,084,975     (14,804)      58,592          (91,283)
   Capital gain
     distribution............    283,223        28,147      11,119           --               --
                               ----------   ----------    ---------    ---------       ---------
       Increase
         (decrease) in
         net assets from
         operations..........   (297,578)    2,366,467      59,758       60,858         (120,697)
                               ----------   ----------    ---------    ---------       ---------
From capital
  transactions:
   Net premiums.............. 63,258,281    26,508,913     472,208      605,174        7,811,972
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         --        (7,441)    (21,380)          --               --
     Surrenders.............. (2,436,148)     (237,667)    (66,232)     (15,030)         (47,912)
     Administrative
       expenses (note 4a)....    (23,848)       (7,203)       (500)        (405)              --
     Transfers (to) from
       the Guarantee
       Account...............  1,904,755     1,794,742      69,798       47,927           66,414
     Transfers (to) from
       other subaccounts.....    645,027      (112,295)   (889,015)     (18,656)         260,445
                               ----------   ----------    ---------    ---------       ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ 63,348,067    27,939,049    (435,121)     619,010        8,090,919
                               ----------   ----------    ---------    ---------       ---------
Increase (decrease) in
  net assets................. 63,050,489    30,305,516    (375,363)     679,868        7,970,222
Net assets at beginning
  of year.................... 34,118,034     3,812,518   1,036,977      357,109               --
                               ----------   ----------    ---------    ---------       ---------
Net assets at end of year.... 97,168,523    34,118,034     661,614    1,036,977        7,970,222
                               ==========   ==========    =========    =========       =========
Change in units (note 5):
   Units purchased...........  9,359,022     3,128,207     182,143       68,271          872,291
   Units redeemed............ (3,801,927)     (509,256)   (218,219)     (13,552)         (66,329)
                               ----------   ----------    ---------    ---------       ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  5,557,095     2,618,951     (36,076)      54,719          805,962
                               ==========   ==========    =========    =========       =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Franklin Templeton Variable Insurance Products Trust (continued)
                              --------------------------------------------------------------
                              Mutual Shares Securities Templeton Foreign    Templeton Foreign
                                      Fund --          Securities Fund --  Securities Fund --
                                  Class 2 Shares         Class 1 Shares      Class 2 Shares
                              ----------------------   ----------------   --------------------
                                    Year ended            Year ended           Year ended
                                   December 31,          December 31,         December 31,
                              ----------------------   ----------------   --------------------
                                  2007         2006      2007      2006      2007       2006
                              -----------   ---------  -------   -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    31,557      (5,394)   1,168        44     18,999     (8,712)
   Net realized gain
     (loss) on
     investments.............       9,398      35,641   12,374       488    163,048     91,803
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (249,506)    187,686   (1,697)   16,207    202,866    295,401
   Capital gain
     distribution............     159,805      17,023    5,064        --    187,410         --
                              -----------   ---------  -------   -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     (48,746)    234,956   16,909    16,739    572,323    378,492
                              -----------   ---------  -------   -------  ---------  ---------
From capital
  transactions:
   Net premiums..............   3,321,108   2,106,949       --     3,717  1,804,527  1,285,840
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........          --          --   (7,717)       --    (10,390)        --
     Surrenders..............    (143,453)    (50,097) (47,987)   (2,154)  (127,175)   (35,641)
     Administrative
       expenses (note 4a)....      (1,921)       (320)    (146)      (52)    (1,612)      (899)
     Transfers (to) from
       the Guarantee
       Account...............     393,425     194,055      (24)   32,271    342,883    139,100
     Transfers (to) from
       other subaccounts.....  (1,044,303)    183,972   (2,156)   35,932    (15,896)   (68,090)
                              -----------   ---------  -------   -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   2,524,856   2,434,559  (58,030)   69,714  1,992,337  1,320,310
                              -----------   ---------  -------   -------  ---------  ---------
Increase (decrease) in
  net assets.................   2,476,110   2,669,515  (41,121)   86,453  2,564,660  1,698,802
Net assets at beginning
  of year....................   3,154,781     485,266  127,493    41,040  3,123,652  1,424,850
                              -----------   ---------  -------   -------  ---------  ---------
Net assets at end of year.... $ 5,630,891   3,154,781   86,372   127,493  5,688,312  3,123,652
                              ===========   =========  =======   =======  =========  =========
Change in units (note 5):
   Units purchased...........     517,882     224,000        7     6,153    514,501    133,642
   Units redeemed............    (369,641)    (34,065)  (3,884)     (299)  (363,520)   (33,439)
                              -----------   ---------  -------   -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     148,241     189,935   (3,877)    5,854    150,981    100,203
                              ===========   =========  =======   =======  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Franklin Templeton Variable Insurance Products Trust (continued)
                              ---------------------------------------------------------------
                               Templeton Global      Templeton Global     Templeton Growth
                               Asset Allocation     Income Securities        Securities
                                    Fund --              Fund --               Fund --
                                Class 2 Shares        Class 1 Shares       Class 2 Shares
                              --------------------  -------------------  --------------------
                                  Year ended            Year ended           Year ended
                                 December 31,          December 31,         December 31,
                              --------------------  -------------------  --------------------
                                 2007       2006      2007       2006       2007       2006
                              ---------   -------   --------   -------   ---------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 117,770    22,579      3,061     3,522        (840)   (1,192)
   Net realized gain
     (loss) on
     investments.............   (12,244)    3,957     12,990     2,376       7,413     2,616
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (206,210)   28,442     (2,605)   15,716     (67,482)   29,785
   Capital gain
     distribution............   155,241    26,239         --        --      46,158     1,612
                              ---------   -------   --------   -------   ---------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    54,557    81,217     13,446    21,614     (14,751)   32,821
                              ---------   -------   --------   -------   ---------   -------
From capital
  transactions:
   Net premiums..............    87,101    72,163         --        --   1,245,690   343,884
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --        --     (6,326)       --          --    (5,643)
     Surrenders..............   (19,260)  (12,173)   (96,560)  (60,670)    (24,940)   (2,792)
     Administrative
       expenses (note 4a)....      (532)     (371)      (133)     (161)       (403)       --
     Transfers (to) from
       the Guarantee
       Account...............    62,953    33,932         44       (56)    180,923    29,205
     Transfers (to) from
       other subaccounts.....    54,718     8,221        467     1,363     238,127    44,292
                              ---------   -------   --------   -------   ---------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   184,980   101,772   (102,508)  (59,524)  1,639,397   408,946
                              ---------   -------   --------   -------   ---------   -------
Increase (decrease) in
  net assets.................   239,537   182,989    (89,062)  (37,910)  1,624,646   441,767
Net assets at beginning
  of year....................   552,869   369,880    175,857   213,767     441,767        --
                              ---------   -------   --------   -------   ---------   -------
Net assets at end of year.... $ 792,406   552,869     86,795   175,857   2,066,413   441,767
                              =========   =======   ========   =======   =========   =======
Change in units (note 5):
   Units purchased...........    14,562    13,251      1,095       805     166,304    44,259
   Units redeemed............    (4,734)   (7,107)   (10,038)   (6,595)    (20,609)   (4,251)
                              ---------   -------   --------   -------   ---------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     9,828     6,144     (8,943)   (5,790)    145,695    40,008
                              =========   =======   ========   =======   =========   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                 GE Investments Funds, Inc.
                              ----------------------------------------------------------------------
                                    Income Fund       International Equity Fund  Mid-Cap Equity Fund
                              ----------------------  ------------------------  --------------------
                                    Year ended            Year ended                 Year ended
                                   December 31,          December 31,               December 31,
                              ----------------------  ------------------------  --------------------
                                  2007        2006        2007         2006        2007       2006
                              -----------  ---------    --------    -------     ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   157,253    206,642       724         (622)       45,408       (379)
   Net realized gain
     (loss) on
     investments.............     (86,168)   (43,569)   48,320       19,656       171,153    169,698
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      63,167    (41,847)  (33,821)      20,225      (521,555)  (424,109)
   Capital gain
     distribution............          --         --    29,408           --       940,552    619,769
                              -----------  ---------    --------     -------    ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     134,252    121,226    44,631       39,259       635,558    364,979
                              -----------  ---------    --------     -------    ---------  ---------
From capital
  transactions:
   Net premiums..............   1,854,331  2,548,318        --           --     1,036,881    176,651
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........      (9,088)    (1,561)       --           --       (97,807)   (17,332)
     Surrenders..............    (657,257)  (458,037) (100,677)     (25,444)     (866,374)  (477,630)
     Administrative
       expenses (note 4a)....      (2,749)    (2,382)     (216)        (233)       (3,667)    (3,326)
     Transfers (to) from
       the Guarantee
       Account...............      75,824    198,920       238       (1,396)       24,431     92,315
     Transfers (to) from
       other subaccounts.....  (4,044,435)    30,650    79,199        7,065       709,298   (274,596)
                              -----------  ---------    --------     -------    ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (2,783,374) 2,315,908   (21,456)     (20,008)      802,762   (503,918)
                              -----------  ---------    --------     -------    ---------  ---------
Increase (decrease) in
  net assets.................  (2,649,122) 2,437,134    23,175       19,251     1,438,320   (138,939)
Net assets at beginning
  of year....................   6,422,755  3,985,621   196,942      177,691     5,514,824  5,653,763
                              -----------  ---------    --------     -------    ---------  ---------
Net assets at end of year.... $ 3,773,633  6,422,755   220,117      196,942     6,953,144  5,514,824
                              ===========  =========    ========     =======    =========  =========
Change in units (note 5):
   Units purchased...........     489,227    331,789     7,907        3,127       215,992     46,050
   Units redeemed............    (743,965)  (106,899)   (9,029)      (4,697)     (116,872)   (76,392)
                              -----------  ---------    --------     -------    ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (254,738)   224,890    (1,122)      (1,570)       99,120    (30,342)
                              ===========  =========    ========     =======    =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              GE Investments Funds, Inc. (continued)
                              -------------------------------------------------------------------------------
                                  Money Market Fund     Premier Growth Equity Fund Real Estate Securities Fund
                              ------------------------  -------------------------  --------------------------
                                     Year ended              Year ended                  Year ended
                                    December 31,            December 31,                December 31,
                              ------------------------  -------------------------  --------------------------
                                  2007         2006          2007          2006       2007           2006
                              ------------  ----------   ---------     ---------    ----------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    346,004     231,600    (23,837)      (27,721)      217,903        58,363
   Net realized gain
     (loss) on
     investments.............           --          --    128,554        51,252        70,706       114,938
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............           (1)         --   (168,306)      163,077    (2,270,839)      332,834
   Capital gain
     distribution............           --          --    151,411            --     1,244,824       635,340
                              ------------  ----------   ---------     ---------    ----------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........      346,003     231,600     87,822       186,608      (737,406)    1,141,475
                              ------------  ----------   ---------     ---------    ----------     ---------
From capital
  transactions:
   Net premiums..............    4,348,869   3,030,847     21,443        16,707       217,808       252,683
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........   (3,681,425) (1,901,449)       104            --        (9,518)       (3,940)
     Surrenders..............   (2,906,533) (2,262,035)  (814,208)     (154,203)     (322,922)     (157,753)
     Administrative
       expenses (note 4a)....       (8,110)     (5,309)    (1,887)       (2,050)       (2,590)       (2,134)
     Transfers (to) from
       the Guarantee
       Account...............      526,907     559,314      5,873       (72,681)       53,740       174,024
     Transfers (to) from
       other subaccounts.....    3,370,431   2,750,101      7,743      (292,305)     (261,538)     (171,765)
                              ------------  ----------   ---------     ---------    ----------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    1,650,139   2,171,469   (780,932)     (504,532)     (325,020)       91,115
                              ------------  ----------   ---------     ---------    ----------     ---------
Increase (decrease) in
  net assets.................    1,996,142   2,403,069   (693,110)     (317,924)   (1,062,426)    1,232,590
Net assets at beginning
  of year....................    9,298,379   6,895,310  2,511,969     2,829,893     4,801,639     3,569,049
                              ------------  ----------   ---------     ---------    ----------     ---------
Net assets at end of year.... $ 11,294,521   9,298,379  1,818,859     2,511,969     3,739,213     4,801,639
                              ============  ==========   =========     =========    ==========     =========
Change in units (note 5):
   Units purchased...........   12,202,030  10,827,887      6,383         9,686        27,343        38,829
   Units redeemed............  (10,725,168) (9,307,729)   (83,342)      (62,835)      (39,969)      (32,386)
                              ------------  ----------   ---------     ---------    ----------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    1,476,862   1,520,158    (76,959)      (53,149)      (12,626)        6,443
                              ============  ==========   =========     =========    ==========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              GE Investments Funds, Inc. (continued)
                              ---------------------------------------------------------------------
                                                                                  Total Return
                               S&P 500(R) Index Fund   Small-Cap Equity Fund Fund -- Class 1 Shares
                              -----------------------  --------------------  ----------------------
                                     Year ended             Year ended             Year ended
                                    December 31,           December 31,           December 31,
                              -----------------------  --------------------  ----------------------
                                  2007        2006        2007       2006       2007        2006
                              -----------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    98,270      67,614     96,190    (46,780)    278,241     102,360
   Net realized gain
     (loss) on
     investments.............   1,315,249     787,441    106,985    182,849     659,288     305,025
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (623,997)  4,122,267   (991,025)  (216,773)    979,008   2,308,983
   Capital gain
     distribution............     612,462          --    853,728    719,002   1,178,135     395,958
                              -----------  ----------  ---------  ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,401,984   4,977,322     65,878    638,298   3,094,672   3,112,326
                              -----------  ----------  ---------  ---------  ----------  ----------
From capital
  transactions:
   Net premiums..............   3,754,379   2,536,749     60,037    523,391   1,478,960   6,069,467
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (201,832)   (297,284)   (43,263)   (35,639)    (43,786)    (80,151)
     Surrenders..............  (4,336,034) (3,013,763)  (401,436)  (335,320) (2,018,535) (1,060,688)
     Administrative
       expenses (note 4a)....     (46,560)    (40,380)    (3,791)    (3,013)    (41,873)    (30,088)
     Transfers (to) from
       the Guarantee
       Account...............     521,761     427,569     42,704    152,482   1,478,467   1,203,819
     Transfers (to) from
       other subaccounts.....     463,034  (1,166,850)   (76,369)  (121,896)   (503,299)   (242,094)
                              -----------  ----------  ---------  ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     154,748  (1,553,959)  (422,118)   180,005     349,934   5,860,265
                              -----------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets.................   1,556,732   3,423,363   (356,240)   818,303   3,444,606   8,972,591
Net assets at beginning
  of year....................  40,506,561  37,083,198  6,336,902  5,518,599  30,822,693  21,850,102
                              -----------  ----------  ---------  ---------  ----------  ----------
Net assets at end of year.... $42,063,293  40,506,561  5,980,662  6,336,902  34,267,299  30,822,693
                              ===========  ==========  =========  =========  ==========  ==========
Change in units (note 5):
   Units purchased...........     624,077     462,562     17,574     79,839     305,177     944,763
   Units redeemed............    (591,460)   (597,670)   (44,482)   (65,117)   (276,487)   (418,754)
                              -----------  ----------  ---------  ---------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      32,617    (135,108)   (26,908)    14,722      28,690     526,009
                              ===========  ==========  =========  =========  ==========  ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              GE Investments Funds, Inc. (continued)
                              ---------------------------------------------------------------------
                                    Total Return
                                       Fund --
                                   Class 3 Shares          U.S. Equity Fund      Value Equity Fund
                              ------------------------  ---------------------  --------------------
                                     Year ended               Year ended            Year ended
                                    December 31,             December 31,          December 31,
                              ------------------------  ---------------------  --------------------
                                  2007         2006        2007        2006       2007       2006
                              ------------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,026,106     324,892     (16,337)    (3,540)     6,759      4,990
   Net realized gain
     (loss) on
     investments.............    1,748,043      92,896     276,401     50,717     55,803     55,157
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (1,372,203)    598,426    (324,894)   334,997   (141,922)    70,276
   Capital gain
     distribution............    3,458,966     337,227     223,089         --    253,093    165,857
                              ------------  ----------  ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    4,860,912   1,353,441     158,259    382,174    173,733    296,280
                              ------------  ----------  ----------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............   73,109,300  25,866,660      13,409     56,875      7,486     74,928
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........           --          --         115    (21,336)        --        155
     Surrenders..............   (1,918,248)   (144,939) (1,262,276)  (208,340)  (172,178)   (71,554)
     Administrative
       expenses (note 4a)....       (9,920)         --      (1,756)    (1,863)    (1,176)      (937)
     Transfers (to) from
       the Guarantee
       Account...............      421,188     100,642       2,516    (51,484)     9,947      7,542
     Transfers (to) from
       other subaccounts.....   (1,549,932)   (328,202)     (2,571)  (326,381)   (51,802)    (2,950)
                              ------------  ----------  ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   70,052,388  25,494,161  (1,250,563)  (552,529)  (207,723)     7,184
                              ------------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   74,913,300  26,847,602  (1,092,304)  (170,355)   (33,990)   303,464
Net assets at beginning
  of year....................   26,847,602          --   2,859,924  3,030,279  2,166,620  1,863,156
                              ------------  ----------  ----------  ---------  ---------  ---------
Net assets at end of year.... $101,760,902  26,847,602   1,767,620  2,859,924  2,132,630  2,166,620
                              ============  ==========  ==========  =========  =========  =========
Change in units (note 5):
   Units purchased...........   10,284,437   2,851,864      11,072      9,062      4,514     26,866
   Units redeemed............   (3,914,342)   (312,578)   (105,181)   (55,376)   (21,038)   (26,153)
                              ------------  ----------  ----------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    6,370,095   2,539,286     (94,109)   (46,314)   (16,524)       713
                              ============  ==========  ==========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                Goldman Sachs Variable Insurance Trust
                              -----------------------------------------
                              Goldman Sachs Growth Goldman Sachs Mid Cap
                                and Income Fund         Value Fund
                              -------------------  --------------------
                                   Year ended           Year ended
                                  December 31,         December 31,
                              -------------------  --------------------
                                 2007      2006       2007       2006
                              ---------  --------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   3,875         4     32,358     34,270
   Net realized gain
     (loss) on
     investments.............    40,401    58,179    265,109    128,147
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (53,554)   (3,749)  (417,994)   (36,682)
   Capital gain
     distribution............    14,596    12,473    201,715    201,938
                              ---------  --------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     5,318    66,907     81,188    327,673
                              ---------  --------  ---------  ---------
From capital
  transactions:
   Net premiums..............        --        --     10,790    186,308
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --        --     (9,843)        --
     Surrenders..............  (150,249) (162,002)  (833,961)  (298,383)
     Administrative
       expenses (note 4a)....      (247)     (192)    (1,031)      (909)
     Transfers (to) from
       the Guarantee
       Account...............       486    28,729     19,425    126,084
     Transfers (to) from
       other subaccounts.....     5,133  (116,255)   (60,216)  (164,933)
                              ---------  --------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (144,877) (249,720)  (874,836)  (151,833)
                              ---------  --------  ---------  ---------
Increase (decrease) in
  net assets.................  (139,559) (182,813)  (793,648)   175,840
Net assets at beginning
  of year....................   336,362   519,175  2,487,672  2,311,832
                              ---------  --------  ---------  ---------
Net assets at end of year.... $ 196,803   336,362  1,694,024  2,487,672
                              =========  ========  =========  =========
Change in units (note 5):
   Units purchased...........     1,399     3,758     13,721     40,483
   Units redeemed............   (12,177)  (26,244)   (43,766)   (37,447)
                              ---------  --------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (10,778)  (22,486)   (30,045)     3,036
                              =========  ========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                    J.P. Morgan Series Trust II
                              ------------------------------------------
                                                     International Equity
                                  Bond Portfolio         Portfolio
                              ---------------------  -------------------
                                    Year ended          Year ended
                                   December 31,        December 31,
                              ---------------------  -------------------
                                 2007        2006      2007       2006
                              ----------  ---------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  105,421     48,377   (3,162)    (2,247)
   Net realized gain
     (loss) on
     investments.............     (6,291)    (9,123)  13,596     13,190
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (105,235)     8,527   20,753     35,699
   Capital gain
     distribution............         --         --       --         --
                              ----------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     (6,105)    47,781   31,187     46,642
                              ----------  ---------   -------   -------
From capital
  transactions:
   Net premiums..............     45,556     84,912       --     11,579
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (19,279)        --       --         --
     Surrenders..............    (66,893)   (93,247)    (573)   (17,503)
     Administrative
       expenses (note 4a)....     (1,973)    (1,869)     (58)       (77)
     Transfers (to) from
       the Guarantee
       Account...............     24,264     29,895   72,984    122,008
     Transfers (to) from
       other subaccounts.....     25,974     21,694   49,916     31,839
                              ----------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........      7,649     41,385  122,269    147,846
                              ----------  ---------   -------   -------
Increase (decrease) in
  net assets.................      1,544     89,166  153,456    194,488
Net assets at beginning
  of year....................  1,970,125  1,880,959  365,314    170,826
                              ----------  ---------   -------   -------
Net assets at end of year.... $1,971,669  1,970,125  518,770    365,314
                              ==========  =========   =======   =======
Change in units (note 5):
   Units purchased...........     24,437     45,195   10,096     13,712
   Units redeemed............    (23,803)   (41,258)  (4,129)    (5,517)
                              ----------  ---------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........        634      3,937    5,967      8,195
                              ==========  =========   =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       J.P. Morgan Series Trust II (continued)
                              ---------------------------------------------------------
                                                                        U.S. Large Cap
                                  Mid Cap Value        Small Company      Core Equity
                                    Portfolio            Portfolio         Portfolio
                              ---------------------  ----------------  ----------------
                                    Year ended          Year ended        Year ended
                                   December 31,        December 31,      December 31,
                              ---------------------  ----------------  ----------------
                                 2007        2006      2007     2006     2007     2006
                              ----------  ---------  -------  -------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   27,313      4,938   (4,976)  (3,852)  (1,074)  (1,135)
   Net realized gain
     (loss) on
     investments.............    132,280     93,394   13,314    5,603    2,767    3,055
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (236,979)   323,727  (54,767)  46,585   (1,565)  24,294
   Capital gain
     distribution............    106,007     39,806   19,047    9,651       --       --
                              ----------  ---------  -------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........     28,621    461,865  (27,382)  57,987      128   26,214
                              ----------  ---------  -------  -------  -------  -------
From capital
  transactions:
   Net premiums..............     39,301    113,365       --    7,393       --    8,087
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (49,234)        --  (10,106)      --       --       --
     Surrenders..............   (191,513)  (128,709) (27,002) (28,215)  (2,192)  (2,737)
     Administrative
       expenses (note 4a)....     (2,537)    (2,341)    (345)    (351)    (107)     (94)
     Transfers (to) from
       the Guarantee
       Account...............    141,481    176,234   (1,461)    (214)  (1,070)  (1,011)
     Transfers (to) from
       other subaccounts.....    (81,187)  (110,518) (13,275)  (1,348)  (3,754) (15,583)
                              ----------  ---------  -------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (143,689)    48,031  (52,189) (22,735)  (7,123) (11,338)
                              ----------  ---------  -------  -------  -------  -------
Increase (decrease) in
  net assets.................   (115,068)   509,896  (79,571)  35,252   (6,995)  14,876
Net assets at beginning
  of year....................  3,600,156  3,090,260  481,887  446,635  197,435  182,559
                              ----------  ---------  -------  -------  -------  -------
Net assets at end of year.... $3,485,088  3,600,156  402,316  481,887  190,440  197,435
                              ==========  =========  =======  =======  =======  =======
Change in units (note 5):
   Units purchased...........     21,288     30,455    1,250    1,121      251      839
   Units redeemed............    (28,792)   (27,451)  (3,855)  (2,401)    (713)  (1,628)
                              ----------  ---------  -------  -------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (7,504)     3,004   (2,605)  (1,280)    (462)    (789)
                              ==========  =========  =======  =======  =======  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series
                              -----------------------------------------------------------------
                                     Balanced               Balanced          Flexible Bond
                                   Portfolio --           Portfolio --        Portfolio --
                               Institutional Shares      Service Shares     Institutional Shares
                              ----------------------  --------------------  -------------------
                                    Year ended             Year ended          Year ended
                                   December 31,           December 31,        December 31,
                              ----------------------  --------------------  -------------------
                                 2007        2006        2007       2006      2007       2006
                              ----------  ----------  ---------  ---------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   29,828      22,117     57,400     21,336    8,701     10,586
   Net realized gain
     (loss) on
     investments.............    145,956     127,022    177,915    181,058   (5,646)    (4,150)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     69,909     174,915    335,621    304,582   10,465      1,295
   Capital gain
     distribution............         --          --         --         --       --        659
                              ----------  ----------  ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    245,693     324,054    570,936    506,976   13,520      8,390
                              ----------  ----------  ---------  ---------   -------   -------
From capital
  transactions:
   Net premiums..............     10,563       8,793  2,554,852    641,766       --         --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........     (2,955)    (11,185)        85   (118,344)      --       (331)
     Surrenders..............   (840,557) (1,320,789)  (464,583)  (342,320) (95,366)   (67,440)
     Administrative
       expenses (note 4a)....     (2,140)     (2,771)    (3,382)    (2,619)    (114)      (121)
     Transfers (to) from
       the Guarantee
       Account...............    (22,716)     34,712     97,959    203,616      (48)         9
     Transfers (to) from
       other subaccounts.....    (37,133)    (60,502)   (82,075)  (140,694)   1,162        887
                              ----------  ----------  ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (894,938) (1,351,742) 2,102,856    241,405  (94,366)   (66,996)
                              ----------  ----------  ---------  ---------   -------   -------
Increase (decrease) in
  net assets.................   (649,245) (1,027,688) 2,673,792    748,381  (80,846)   (58,606)
Net assets at beginning
  of year....................  3,167,679   4,195,367  6,602,093  5,853,712  304,833    363,439
                              ----------  ----------  ---------  ---------   -------   -------
Net assets at end of year.... $2,518,434   3,167,679  9,275,885  6,602,093  223,987    304,833
                              ==========  ==========  =========  =========   =======   =======
Change in units (note 5):
   Units purchased...........      2,697       7,856    298,521    120,356      228        277
   Units redeemed............    (55,128)    (94,298)  (103,050)   (98,388)  (6,932)    (5,248)
                              ----------  ----------  ---------  ---------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (52,431)    (86,442)   195,471     21,968   (6,704)    (4,971)
                              ==========  ==========  =========  =========   =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               Janus Aspen Series (continued)
                              ------------------------------------------------------------------
                                       Forty                   Forty         Global Life Sciences
                                    Portfolio --           Portfolio --        Portfolio --
                                Institutional Shares      Service Shares      Service Shares
                              -----------------------  --------------------  -------------------
                                     Year ended             Year ended          Year ended
                                    December 31,           December 31,        December 31,
                              -----------------------  --------------------  -------------------
                                  2007        2006        2007       2006      2007       2006
                              -----------  ----------  ---------  ---------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (31,862)    (37,553)   (58,438)   (12,712)  (2,277)    (2,842)
   Net realized gain
     (loss) on
     investments.............     200,349      25,184    326,243     32,245   28,273      7,263
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     704,879     258,296    837,861     92,256    1,673      3,746
   Capital gain
     distribution............          --          --         --         --       --         --
                              -----------  ----------  ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     873,366     245,927  1,105,666    111,789   27,669      8,167
                              -----------  ----------  ---------  ---------   -------   -------
From capital
  transactions:
   Net premiums..............         859       1,444  3,718,556  1,080,555       --         --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........      (3,600)    (13,884)        --     (4,515)      --     (5,022)
     Surrenders..............    (968,242)   (956,239)  (141,238)   (47,115) (65,619)    (3,652)
     Administrative
       expenses (note 4a)....      (1,697)     (2,157)    (1,161)      (603)     (23)       (25)
     Transfers (to) from
       the Guarantee
       Account...............      (2,044)     (9,547)    64,998     78,509     (243)    (1,446)
     Transfers (to) from
       other subaccounts.....     (37,144)    (47,241)  (730,921)    (1,499)  (1,165)    (3,265)
                              -----------  ----------  ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,011,868) (1,027,624) 2,910,234  1,105,332  (67,050)   (13,410)
                              -----------  ----------  ---------  ---------   -------   -------
Increase (decrease) in
  net assets.................    (138,502)   (781,697) 4,015,900  1,217,121  (39,381)    (5,243)
Net assets at beginning
  of year....................   3,046,611   3,828,308  1,843,951    626,830  165,581    170,824
                              -----------  ----------  ---------  ---------   -------   -------
Net assets at end of year.... $ 2,908,109   3,046,611  5,859,851  1,843,951  126,200    165,581
                              ===========  ==========  =========  =========   =======   =======
Change in units (note 5):
   Units purchased...........       1,744       3,653    497,654    137,619      206        422
   Units redeemed............     (56,690)    (70,133)  (265,508)   (32,059)  (5,478)    (1,586)
                              -----------  ----------  ---------  ---------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (54,946)    (66,480)   232,146    105,560   (5,272)    (1,164)
                              ===========  ==========  =========  =========   =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              Janus Aspen Series (continued)
                              -------------------------------------------------------------
                              Global Technology  International Growth  International Growth
                                 Portfolio --        Portfolio --          Portfolio --
                                Service Shares   Institutional Shares     Service Shares
                              -----------------  --------------------  --------------------
                                  Year ended          Year ended            Year ended
                                 December 31,        December 31,          December 31,
                              -----------------  --------------------  --------------------
                                2007      2006      2007       2006       2007       2006
                              --------  -------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (750)  (1,088)   (14,177)     8,243    (14,702)     3,048
   Net realized gain
     (loss) on
     investments.............    6,706    3,999    322,952    195,501     75,038     94,602
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    4,223    1,174     94,769    459,863    243,831    295,428
   Capital gain
     distribution............       --       --         --         --         --         --
                              --------  -------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   10,179    4,085    403,544    663,607    304,167    393,078
                              --------  -------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............       --       26      4,000      1,400         --         --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --       --         --         --    (13,692)    (5,556)
     Surrenders..............   (9,988) (10,381)  (699,044)  (545,129)   (31,991)   (75,402)
     Administrative
       expenses (note 4a)....      (31)     (29)    (1,143)    (1,403)      (489)      (394)
     Transfers (to) from
       the Guarantee
       Account...............       (2)   2,012       (427)   (40,713)      (205)      (403)
     Transfers (to) from
       other subaccounts.....  (14,622)     356     99,248    (27,530)   (61,982)   (72,448)
                              --------  -------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (24,643)  (8,016)  (597,366)  (613,375)  (108,359)  (154,203)
                              --------  -------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................  (14,464)  (3,931)  (193,822)    50,232    195,808    238,875
Net assets at beginning
  of year....................   67,476   71,407  1,823,383  1,773,151  1,213,739    974,864
                              --------  -------  ---------  ---------  ---------  ---------
Net assets at end of year.... $ 53,012   67,476  1,629,561  1,823,383  1,409,547  1,213,739
                              ========  =======  =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........        6      879      7,327     15,125         30      1,600
   Units redeemed............   (2,557)  (1,941)   (30,910)   (48,041)    (4,821)   (11,311)
                              --------  -------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (2,551)  (1,062)   (23,583)   (32,916)    (4,791)    (9,711)
                              ========  =======  =========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               Janus Aspen Series (continued)
                              ---------------------------------------------------------------
                                 Large Cap Growth     Large Cap Growth      Mid Cap Growth
                                   Portfolio --         Portfolio --         Portfolio --
                               Institutional Shares    Service Shares    Institutional Shares
                              ---------------------  -----------------  ---------------------
                                    Year ended           Year ended           Year ended
                                   December 31,         December 31,         December 31,
                              ---------------------  -----------------  ---------------------
                                 2007        2006      2007      2006      2007       2006
                              ----------  ---------  --------  -------  ---------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (11,355)   (17,677)   (3,275)  (4,067)   (28,144)    (40,165)
   Net realized gain
     (loss) on
     investments.............    (63,367)  (133,071)   40,474   12,258   (193,277)   (512,710)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    278,860    325,872     5,709   21,139    647,720     872,968
   Capital gain
     distribution............         --         --        --       --     11,980          --
                              ----------  ---------  --------  -------  ---------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........    204,138    175,124    42,908   29,330    438,279     320,093
                              ----------  ---------  --------  -------  ---------  ----------
From capital
  transactions:
   Net premiums..............        361        349     4,632       26     10,697      17,267
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........     (2,130)   (10,891)       --      216    (31,397)    (26,326)
     Surrenders..............   (672,421)  (395,175) (112,837) (19,155)  (845,741)   (898,462)
     Administrative
       expenses (note 4a)....       (911)    (1,180)      (24)     (33)    (2,102)     (2,530)
     Transfers (to) from
       the Guarantee
       Account...............       (267)    (1,811)       (6) (19,530)   (28,672)      1,443
     Transfers (to) from
       other subaccounts.....    (10,065)   (58,856)   62,591   (1,213)   (59,589)    (98,932)
                              ----------  ---------  --------  -------  ---------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (685,433)  (467,564)  (45,644) (39,689)  (956,804) (1,007,540)
                              ----------  ---------  --------  -------  ---------  ----------
Increase (decrease) in
  net assets.................   (481,295)  (292,440)   (2,736) (10,359)  (518,525)   (687,447)
Net assets at beginning
  of year....................  1,706,328  1,998,768   325,028  335,387  2,574,857   3,262,304
                              ----------  ---------  --------  -------  ---------  ----------
Net assets at end of year.... $1,225,033  1,706,328   322,292  325,028  2,056,332   2,574,857
                              ==========  =========  ========  =======  =========  ==========
Change in units (note 5):
   Units purchased...........      1,068      2,278     6,517      254      2,229       8,725
   Units redeemed............    (58,812)   (47,314)  (12,339)  (4,443)   (62,411)    (83,776)
                              ----------  ---------  --------  -------  ---------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (57,744)   (45,036)   (5,822)  (4,189)   (60,182)    (75,051)
                              ==========  =========  ========  =======  =========  ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                             Janus Aspen Series (continued)
                              ------------------------------------------------------------
                                Mid Cap Growth      Worldwide Growth     Worldwide Growth
                                 Portfolio --         Portfolio --         Portfolio --
                                Service Shares    Institutional Shares    Service Shares
                              ------------------  --------------------  ------------------
                                  Year ended           Year ended           Year ended
                                 December 31,         December 31,         December 31,
                              ------------------  --------------------  ------------------
                                 2007      2006      2007       2006      2007      2006
                              ---------  -------  ---------  ---------  --------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (4,749)  (5,207)   (11,855)     5,271    (6,403)       89
   Net realized gain
     (loss) on
     investments.............    71,147   17,799    (30,877)  (163,581)   48,248    38,059
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (5,582)  25,383    193,363    424,782    10,039    56,481
   Capital gain
     distribution............     1,539       --         --         --        --        --
                              ---------  -------  ---------  ---------  --------  --------
       Increase
         (decrease) in
         net assets from
         operations..........    62,355   37,975    150,631    266,472    51,884    94,629
                              ---------  -------  ---------  ---------  --------  --------
From capital
  transactions:
   Net premiums..............     1,026    1,104        470      2,241       168    15,821
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --   (6,423)    (9,944)   (18,287)       --   (10,408)
     Surrenders..............  (112,828) (10,931)  (398,712)  (356,045) (120,784)  (56,492)
     Administrative
       expenses (note 4a)....       (37)     (47)    (1,097)    (1,268)      (95)     (100)
     Transfers (to) from
       the Guarantee
       Account...............   (23,977)   4,053       (591)    (8,480)   10,445     6,878
     Transfers (to) from
       other subaccounts.....    (8,039)  (4,789)    (4,146)   (45,346)  (23,289) (138,689)
                              ---------  -------  ---------  ---------  --------  --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (143,855) (17,033)  (414,020)  (427,185) (133,555) (182,990)
                              ---------  -------  ---------  ---------  --------  --------
Increase (decrease) in
  net assets.................   (81,500)  20,942   (263,389)  (160,713)  (81,671)  (88,361)
Net assets at beginning
  of year....................   355,064  334,122  1,776,056  1,936,769   633,520   721,881
                              ---------  -------  ---------  ---------  --------  --------
Net assets at end of year.... $ 273,564  355,064  1,512,667  1,776,056   551,849   633,520
                              =========  =======  =========  =========  ========  ========
Change in units (note 5):
   Units purchased...........        76    2,377        764      3,816     1,174     7,867
   Units redeemed............   (11,226)  (3,758)   (33,389)   (45,521)  (13,298)  (26,919)
                              ---------  -------  ---------  ---------  --------  --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (11,150)  (1,381)   (32,625)   (41,705)  (12,124)  (19,052)
                              =========  =======  =========  =========  ========  ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                 JPMorgan Insurance Trust
                              --------------------------------------------------------------
                                                                                  JPMorgan
                                                                    JPMorgan     Insurance
                                 JPMorgan          JPMorgan        Insurance       Trust
                                 Insurance         Insurance         Trust      Diversified
                                   Trust             Trust        Diversified     Mid Cap
                                 Balanced          Core Bond         Equity        Growth
                                Portfolio 1       Portfolio 1     Portfolio 1   Portfolio 1
                              --------------  ------------------  ------------ -------------
                                Year ended        Year ended       Year ended    Year ended
                               December 31,      December 31,     December 31,  December 31,
                              --------------  ------------------  ------------ -------------
                                2007    2006     2007      2006       2007      2007    2006
                              -------  -----  ---------  -------  ------------ ------  -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    72    (10)    41,829   (2,787)    (4,634)      203    (20)
   Net realized gain
     (loss) on
     investments.............      18     --    (14,217)     832      2,927      (873)    --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     760     85     35,264    5,261     13,038      (702)   140
   Capital gain
     distribution............      93     --         --       --      1,347     3,370     --
                              -------  -----  ---------  -------    -------    ------  -----
       Increase
         (decrease) in
         net assets from
         operations..........     943     75     62,876    3,306     12,678     1,998    120
                              -------  -----  ---------  -------    -------    ------  -----
From capital
  transactions:
   Net premiums..............      --     --  1,262,932  816,878    291,171    24,794  2,224
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........      --     --         --       --         --        --     --
     Surrenders..............      --     --    (54,865)  (2,645)   (11,146)       --     --
     Administrative
       expenses (note 4a)....      --     --       (159)      --        (55)       (8)    --
     Transfers (to) from
       the Guarantee
       Account...............  38,528  7,242    128,200   25,109     10,368    12,334    (53)
     Transfers (to) from
       other subaccounts.....      53    537   (729,577)  40,522    459,252        16     --
                              -------  -----  ---------  -------    -------    ------  -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  38,581  7,779    606,531  879,864    749,590    37,136  2,171
                              -------  -----  ---------  -------    -------    ------  -----
Increase (decrease) in
  net assets.................  39,524  7,854    669,407  883,170    762,268    39,134  2,291
Net assets at beginning
  of year....................   7,854     --    883,170       --         --     2,291     --
                              -------  -----  ---------  -------    -------    ------  -----
Net assets at end of year.... $47,378  7,854  1,552,577  883,170    762,268    41,425  2,291
                              =======  =====  =========  =======    =======    ======  =====
Change in units (note 5):
   Units purchased...........   4,920    733    448,168   98,282    102,597     5,191    229
   Units redeemed............  (1,421)    --   (388,394) (13,374)   (36,904)   (1,832)    --
                              -------  -----  ---------  -------    -------    ------  -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   3,499    733     59,774   84,908     65,693     3,359    229
                              =======  =====  =========  =======    =======    ======  =====

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              JPMorgan Insurance Trust (continued)
                              -------------------------------------------------------------------
                                 JPMorgan          JPMorgan          JPMorgan         JPMorgan
                              Insurance Trust   Insurance Trust   Insurance Trust Insurance Trust
                               Equity Index     Government Bond   Intrepid Growth Intrepid Mid Cap
                                Portfolio 1       Portfolio 1       Portfolio 1     Portfolio 1
                              --------------- ------------------  --------------- ---------------
                                Year ended        Year ended        Year ended       Year ended
                               December 31,      December 31,      December 31,     December 31,
                              --------------- ------------------  --------------- ---------------
                                   2007          2007      2006        2007         2007    2006
                              --------------- ---------  -------  --------------- -------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $ (3,495)       46,209   (2,855)      (5,932)     (4,372)   (309)
   Net realized gain
     (loss) on
     investments.............         182       (12,013)   1,385        7,579      (3,522)    105
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       5,400        38,231    4,503       37,694      (5,780)  4,018
   Capital gain
     distribution............          --            --       --           --       5,710      --
                                 --------     ---------  -------      -------     -------  ------
       Increase
         (decrease) in
         net assets from
         operations..........       2,087        72,427    3,033       39,341      (7,964)  3,814
                                 --------     ---------  -------      -------     -------  ------
From capital
  transactions:
   Net premiums..............     195,290     1,244,578  802,640      342,675     259,166  63,624
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........          --            --       --           --          --      --
     Surrenders..............      (7,067)      (54,853)  (2,646)     (11,746)     (9,224)     --
     Administrative
       expenses (note 4a)....         (74)         (141)      --          (72)       (101)     --
     Transfers (to) from
       the Guarantee
       Account...............      36,253        (3,519)  26,319       13,134      76,264     871
     Transfers (to) from
       other subaccounts.....     312,755      (745,931)  31,796      483,061     419,087    (253)
                                 --------     ---------  -------      -------     -------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     537,157       440,134  858,109      827,052     745,192  64,242
                                 --------     ---------  -------      -------     -------  ------
Increase (decrease) in
  net assets.................     539,244       512,561  861,142      866,393     737,228  68,056
Net assets at beginning
  of year....................          --       861,142       --           --      68,056      --
                                 --------     ---------  -------      -------     -------  ------
Net assets at end of year....    $539,244     1,373,703  861,142      866,393     805,284  68,056
                                 ========     =========  =======      =======     =======  ======
Change in units (note 5):
   Units purchased...........      78,062       433,255  102,032      126,853     110,735  14,571
   Units redeemed............     (28,702)     (389,123) (19,265)     (48,762)    (39,087) (7,950)
                                 --------     ---------  -------      -------     -------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      49,360        44,132   82,767       78,091      71,648   6,621
                                 ========     =========  =======      =======     =======  ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Legg Mason Partners Variable Equity Trust
                              ----------------------------------------------------------------
                               Legg Mason Partners   Legg Mason Partners  Legg Mason Partners
                               Variable Aggressive   Variable Capital and Variable Capital and
                                      Growth              Income                Income
                              Portfolio -- Class II  Portfolio -- Class I Portfolio -- Class II
                              ---------------------  -------------------  --------------------
                                    Year ended          Year ended            Year ended
                                   December 31,        December 31,          December 31,
                              ---------------------  -------------------  --------------------
                                 2007        2006      2007       2006      2007        2006
                              ----------  ---------   -------   -------    --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (19,988)   (16,659)   4,389        580     25,919      3,507
   Net realized gain
     (loss) on
     investments.............      8,253      9,079   17,703      6,508     25,268        322
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (13,948)    81,777  (32,257)     4,225   (149,264)    14,274
   Capital gain
     distribution............     10,233         --   14,352      2,190    108,756      8,007
                              ----------  ---------   -------   -------    --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    (15,450)    74,197    4,187     13,503     10,679     26,110
                              ----------  ---------   -------   -------    --------   -------
From capital
  transactions:
   Net premiums..............     56,418    720,982       --         --    317,393    401,798
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         --         --       --         --         --     (1,887)
     Surrenders..............    (25,957)   (17,918) (20,793)   (65,281)    (7,640)      (295)
     Administrative
       expenses (note 4a)....     (1,605)      (471)     (61)       (72)      (568)      (179)
     Transfers (to) from
       the Guarantee
       Account...............      1,029     26,537       10          7        818        410
     Transfers (to) from
       other subaccounts.....      5,627      1,465       81     24,667      2,700     11,515
                              ----------  ---------   -------   -------    --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     35,512    730,595  (20,763)   (40,679)   312,703    411,362
                              ----------  ---------   -------   -------    --------   -------
Increase (decrease) in
  net assets.................     20,062    804,792  (16,576)   (27,176)   323,382    437,472
Net assets at beginning
  of year....................  1,200,461    395,669  123,292    150,468    501,645     64,173
                              ----------  ---------   -------   -------    --------   -------
Net assets at end of year.... $1,220,523  1,200,461  106,716    123,292    825,027    501,645
                              ==========  =========   =======   =======    ========   =======
Change in units (note 5):
   Units purchased...........      6,534     61,351   24,941      2,003    126,997     40,682
   Units redeemed............     (4,232)    (7,766) (23,428)    (5,244)   (89,431)    (1,786)
                              ----------  ---------   -------   -------    --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      2,302     53,585    1,513     (3,241)    37,566     38,896
                              ==========  =========   =======   =======    ========   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Legg Mason Partners                    Legg Mason Partners
                                Variable Equity Trust (continued)             Variable Income Trust
                              ----------------------------------------------  --------------------
                              Legg Mason Partners        Legg Mason Partners  Legg Mason Partners
                              Variable Fundamental Value Variable Investors   Variable Strategic Bond
                              Portfolio -- Class I       Portfolio -- Class I Portfolio -- Class I
                              -------------------------  -------------------  --------------------
                                                             Year ended           Year ended
                              Year ended December 31,       December 31,         December 31,
                              -------------------------  -------------------  --------------------
                                   2007          2006      2007       2006      2007         2006
                                ---------    --------    --------   -------   --------     --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   1,748       (1,195)      (1,486)      386      1,992        7,789
   Net realized gain
     (loss) on
     investments.............    74,845       13,984       40,073     4,882     (6,421)      (7,119)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (135,886)      48,764      (33,329)   23,032      4,907        6,383
   Capital gain
     distribution............    58,012       19,364        2,461     4,988         --          203
                                ---------    -------     --------   -------   --------     --------
       Increase
         (decrease) in
         net assets from
         operations..........    (1,281)      80,917        7,719    33,288        478        7,256
                                ---------    -------     --------   -------   --------     --------
From capital
  transactions:
   Net premiums..............    28,544       91,981           --        --         --           --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --           --      (42,864)       --     (5,651)          --
     Surrenders..............   (12,079)      (6,063)    (116,685)  (25,526)  (121,950)     (74,300)
     Administrative
       expenses (note 4a)....      (668)        (449)         (91)     (131)      (108)        (142)
     Transfers (to) from
       the Guarantee
       Account...............    19,767       24,043          489         9       (110)          48
     Transfers (to) from
       other subaccounts.....   (24,664)     (70,521)         851        69      2,319      (47,403)
                                ---------    -------     --------   -------   --------     --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    10,900       38,991     (158,300)  (25,579)  (125,500)    (121,797)
                                ---------    -------     --------   -------   --------     --------
Increase (decrease) in
  net assets.................     9,619      119,908     (150,581)    7,709   (125,022)    (114,541)
Net assets at beginning
  of year....................   596,425      476,517      224,651   216,942    205,545      320,086
                                ---------    -------     --------   -------   --------     --------
Net assets at end of year.... $ 606,044      596,425       74,070   224,651     80,523      205,545
                                =========    =======     ========   =======   ========     ========
Change in units (note 5):
   Units purchased...........   135,677       11,092           54        23        365        1,142
   Units redeemed............  (110,789)      (8,790)     (10,328)   (1,933)    (8,900)      (9,708)
                                ---------    -------     --------   -------   --------     --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    24,888        2,302      (10,274)   (1,910)    (8,535)      (8,566)
                                =========    =======     ========   =======   ========     ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               MFS(R) Variable Insurance Trust
                              ------------------------------------------------------------------------
                              MFS(R) Investors Growth Stock MFS(R) Investors Trust MFS(R) New Discovery
                                Series -- Service             Series -- Service      Series -- Service
                                   Class Shares                 Class Shares           Class Shares
                              ----------------------------  --------------------   --------------------
                                    Year ended                   Year ended             Year ended
                                   December 31,                 December 31,           December 31,
                              ----------------------------  --------------------   --------------------
                                   2007            2006        2007        2006       2007       2006
                                ----------     ---------    ---------   ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (37,939)       (38,058)      (37,055)    (48,875)     8,944    (17,322)
   Net realized gain
     (loss) on
     investments.............     80,509         46,544       118,228     160,345     33,745     30,702
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    186,685        123,071       194,015     275,983    (88,937)    84,790
   Capital gain
     distribution............         --             --        32,847          --     59,420     19,942
                                ----------     ---------    ---------   ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    229,255        131,557       308,035     387,453     13,172    118,112
                                ----------     ---------    ---------   ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............     97,425        150,422       103,282      93,098      7,899     43,192
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (14,658)        (1,534)           --     (16,472)        --     (4,621)
     Surrenders..............   (184,582)      (150,855)     (236,543)   (288,054)   (80,621)   (61,778)
     Administrative
       expenses (note 4a)....     (1,586)        (1,394)       (3,968)     (3,534)      (515)      (528)
     Transfers (to) from
       the Guarantee
       Account...............     22,301         66,873        55,570      62,727      8,610     57,832
     Transfers (to) from
       other subaccounts.....   (123,000)       (82,431)     (102,172)   (329,800)   (45,032)     8,381
                                ----------     ---------    ---------   ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (204,100)       (18,919)     (183,831)   (482,035)  (109,659)    42,478
                                ----------     ---------    ---------   ---------  ---------  ---------
Increase (decrease) in
  net assets.................     25,155        112,638       124,204     (94,582)   (96,487)   160,590
Net assets at beginning
  of year....................  2,506,119      2,393,481     3,734,868   3,829,450  1,183,557  1,022,967
                                ----------     ---------    ---------   ---------  ---------  ---------
Net assets at end of year.... $2,531,274      2,506,119     3,859,072   3,734,868  1,087,070  1,183,557
                                ==========     =========    =========   =========  =========  =========
Change in units (note 5):
   Units purchased...........     15,279         37,466        23,749      50,624      2,782     20,576
   Units redeemed............    (35,990)       (38,127)      (38,792)    (94,934)   (12,167)   (15,845)
                                ----------     ---------    ---------   ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (20,711)          (661)      (15,043)    (44,310)    (9,385)     4,731
                                ==========     =========    =========   =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                        MFS(R) Variable Insurance Trust (continued)
                              -------------------------------------------------------------------
                              MFS(R) Strategic Income  MFS(R) Total Return     MFS(R) Utilities
                              Series -- Service         Series -- Service      Series -- Service
                                 Class Shares              Class Shares          Class Shares
                              ----------------------  ---------------------  --------------------
                                  Year ended                Year ended            Year ended
                                 December 31,              December 31,          December 31,
                              ----------------------  ---------------------  --------------------
                                2007         2006        2007        2006       2007       2006
                               --------     -------   ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 21,840      23,800        32,495     45,855     86,972      5,348
   Net realized gain
     (loss) on
     investments.............   (1,602)     (3,108)       53,882      4,581    228,472    165,407
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (7,448)      5,998      (211,880)   391,927    550,393    511,553
   Capital gain
     distribution............       --       3,305       201,403    149,174    196,581    102,928
                               --------     -------   ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   12,790      29,995        75,900    591,537  1,062,418    785,236
                               --------     -------   ----------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............    9,676      32,535     5,535,876  3,312,022    372,499    457,732
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........  (29,651)         --       (11,168)    (1,876)        --     (5,854)
     Surrenders..............  (20,649)    (20,757)     (239,399)   (91,094)  (270,011)  (142,311)
     Administrative
       expenses (note 4a)....     (668)       (615)       (9,506)    (6,046)    (3,262)    (1,724)
     Transfers (to) from
       the Guarantee
       Account...............  108,797      75,169        96,435    178,987    388,960    391,748
     Transfers (to) from
       other subaccounts.....      490      26,922       (36,894)  (154,119)  (125,963)   516,682
                               --------     -------   ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   67,995     113,254     5,335,344  3,237,874    362,223  1,216,273
                               --------     -------   ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   80,785     143,249     5,411,244  3,829,411  1,424,641  2,001,509
Net assets at beginning
  of year....................  706,836     563,587     7,790,233  3,960,822  4,011,084  2,009,575
                               --------     -------   ----------  ---------  ---------  ---------
Net assets at end of year.... $787,621     706,836    13,201,477  7,790,233  5,435,725  4,011,084
                               ========     =======   ==========  =========  =========  =========
Change in units (note 5):
   Units purchased...........   14,075      16,852       837,384    429,885     63,251    134,456
   Units redeemed............   (8,701)     (7,416)     (354,019)  (130,208)   (43,705)   (54,496)
                               --------     -------   ----------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    5,374       9,436       483,365    299,677     19,546     79,960
                               ========     =======   ==========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                        Oppenheimer Variable
                                Old Mutual Insurance Series Fund           Account Funds
                              ----------------------------------------  ------------------
                              Old Mutual Growth II Old Mutual Large Cap Oppenheimer Balanced
                                  Portfolio         Growth Portfolio          Fund/VA
                              -------------------  -------------------  ------------------
                                  Year ended           Year ended           Year ended
                                 December 31,         December 31,         December 31,
                              -------------------  -------------------  ------------------
                                2007       2006      2007       2006      2007       2006
                              --------   -------   --------   -------   --------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,840)   (3,656)    (6,347)   (7,714)    12,897     11,760
   Net realized gain
     (loss) on
     investments.............  (38,402)  (49,271)   (14,910)  (26,817)    16,432      7,589
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   85,483    68,339    104,926    55,375    (78,433)    28,117
   Capital gain
     distribution............       --        --         --        --     68,878     35,978
                              --------   -------   --------   -------   --------   --------
       Increase
         (decrease) in
         net assets from
         operations..........   44,241    15,412     83,669    20,844     19,774     83,444
                              --------   -------   --------   -------   --------   --------
From capital
  transactions:
   Net premiums..............       --        --         --        --        361      1,232
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --        --         --        --         --         --
     Surrenders..............  (59,578)  (43,535)  (121,313)  (51,986)  (173,445)  (116,042)
     Administrative
       expenses (note 4a)....     (307)     (364)      (459)     (498)      (440)      (514)
     Transfers (to) from
       the Guarantee
       Account...............        9    (3,794)      (397)      (31)   (21,100)     8,310
     Transfers (to) from
       other subaccounts.....       11   (11,694)      (432)  (20,096)   (19,008)    64,911
                              --------   -------   --------   -------   --------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (59,865)  (59,387)  (122,601)  (72,611)  (213,632)   (42,103)
                              --------   -------   --------   -------   --------   --------
Increase (decrease) in
  net assets.................  (15,624)  (43,975)   (38,932)  (51,767)  (193,858)    41,341
Net assets at beginning
  of year....................  228,239   272,214    521,769   573,536    935,944    894,603
                              --------   -------   --------   -------   --------   --------
Net assets at end of year.... $212,615   228,239    482,837   521,769    742,086    935,944
                              ========   =======   ========   =======   ========   ========
Change in units (note 5):
   Units purchased...........      937       339         36     1,165      3,372      6,438
   Units redeemed............   (6,318)   (6,319)    (9,111)   (7,233)   (17,086)    (9,334)
                              --------   -------   --------   -------   --------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (5,381)   (5,980)    (9,075)   (6,068)   (13,714)    (2,896)
                              ========   =======   ========   =======   ========   ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                        Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------
                                                                            Oppenheimer Capital
                               Oppenheimer Balanced   Oppenheimer Capital      Appreciation
                                    Fund/VA --           Appreciation           Fund/VA --
                                  Service Shares            Fund/VA           Service Shares
                              ---------------------  --------------------  --------------------
                                    Year ended            Year ended            Year ended
                                   December 31,          December 31,          December 31,
                              ---------------------  --------------------  --------------------
                                 2007        2006       2007       2006       2007       2006
                              ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    1,048      4,071     (9,948)   (11,489)   (86,048)   (68,589)
   Net realized gain
     (loss) on
     investments.............      7,281     11,157     78,185      9,163    184,697    146,624
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (291,926)   147,174     45,149     68,882    498,567    232,008
   Capital gain
     distribution............    280,463     61,060         --         --         --         --
                              ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     (3,134)   223,462    113,386     66,556    597,216    310,043
                              ----------  ---------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............  3,610,246  1,867,465        361      1,411    344,468    615,393
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (13,488)    (3,761)   (59,470)        --         --    (15,678)
     Surrenders..............   (170,502)   (31,059)  (363,585)  (230,061)  (237,942)  (219,110)
     Administrative
       expenses (note 4a)....     (2,675)    (1,078)    (1,000)    (1,221)    (3,720)    (3,670)
     Transfers (to) from
       the Guarantee
       Account...............     37,671     10,390     (1,059)   (55,350)   149,388    192,715
     Transfers (to) from
       other subaccounts.....    103,019     20,696    (72,867)    44,263   (821,129)  (560,626)
                              ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  3,564,271  1,862,653   (497,620)  (240,958)  (568,935)     9,024
                              ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................  3,561,137  2,086,115   (384,234)  (174,402)    28,281    319,067
Net assets at beginning
  of year....................  3,362,232  1,276,117  1,025,330  1,199,732  5,251,037  4,931,970
                              ----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of year.... $6,923,369  3,362,232    641,096  1,025,330  5,279,318  5,251,037
                              ==========  =========  =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........    478,410    221,056      1,310     11,958    124,766     95,552
   Units redeemed............   (159,918)   (48,154)   (35,249)   (30,704)  (167,490)   (87,576)
                              ----------  ---------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    318,492    172,902    (33,939)   (18,746)   (42,724)     7,976
                              ==========  =========  =========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Oppenheimer Variable Account Funds (continued)
                              ---------------------------------------------------------------
                                                          Oppenheimer
                                   Oppenheimer         Global Securities       Oppenheimer
                                    Core Bond              Fund/VA --          High Income
                                     Fund/VA             Service Shares          Fund/VA
                              ---------------------  ---------------------  -----------------
                                    Year ended             Year ended           Year ended
                                   December 31,           December 31,         December 31,
                              ---------------------  ---------------------  -----------------
                                 2007        2006         2007        2006      2007      2006
                              ----------  ---------  ----------  ---------  --------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   51,025     62,427      (9,657)   (58,296)   28,488   30,782
   Net realized gain
     (loss) on
     investments.............     (7,188)   (11,343)    255,036    228,945    (7,686)  (2,210)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (9,576)      (295)   (274,785)   553,075   (20,474)   9,332
   Capital gain
     distribution............         --         --     431,655    338,897        --       --
                              ----------  ---------  ----------  ---------  --------  -------
       Increase
         (decrease) in
         net assets from
         operations..........     34,261     50,789     402,249  1,062,621       328   37,904
                              ----------  ---------  ----------  ---------  --------  -------
From capital
  transactions:
   Net premiums..............         --         --   1,470,129  1,349,736     2,750      562
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (28,232)      (342)         --     (6,606)       --  (17,546)
     Surrenders..............   (443,453)  (253,453)   (605,255)  (313,259) (278,460) (95,504)
     Administrative
       expenses (note 4a)....       (872)    (1,051)     (8,725)    (4,653)     (236)    (329)
     Transfers (to) from
       the Guarantee
       Account...............    (13,862)       306     679,584    476,681       490      (71)
     Transfers (to) from
       other subaccounts.....     69,417    (38,532)     21,431    724,703     5,319   36,606
                              ----------  ---------  ----------  ---------  --------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (417,002)  (293,072)  1,557,164  2,226,602  (270,137) (76,282)
                              ----------  ---------  ----------  ---------  --------  -------
Increase (decrease) in
  net assets.................   (382,741)  (242,283)  1,959,413  3,289,223  (269,809) (38,378)
Net assets at beginning
  of year....................  1,390,772  1,633,055   8,843,792  5,554,569   484,939  523,317
                              ----------  ---------  ----------  ---------  --------  -------
Net assets at end of year.... $1,008,031  1,390,772  10,803,205  8,843,792   215,130  484,939
                              ==========  =========  ==========  =========  ========  =======
Change in units (note 5):
   Units purchased...........      6,065      4,687     176,978    250,856     1,467    3,999
   Units redeemed............    (36,279)   (27,053)    (80,152)   (95,256)  (22,393) (10,258)
                              ----------  ---------  ----------  ---------  --------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (30,214)   (22,366)     96,826    155,600   (20,926)  (6,259)
                              ==========  =========  ==========  =========  ========  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                        Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------
                                                            Oppenheimer
                                    Oppenheimer             Main Street
                                    Main Street              Small Cap           Oppenheimer
                                     Fund/VA --             Fund/VA --             MidCap
                                   Service Shares         Service Shares           Fund/VA
                              -----------------------  --------------------  ------------------
                                     Year ended             Year ended           Year ended
                                    December 31,           December 31,         December 31,
                              -----------------------  --------------------  ------------------
                                  2007        2006        2007       2006      2007      2006
                              -----------  ----------  ---------  ---------  --------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (97,060)    (67,257)   (92,842)   (73,750)   (7,951)  (10,607)
   Net realized gain
     (loss) on
     investments.............     750,995     329,929    201,944    184,484   (50,041)  (80,848)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (312,156)    939,668   (604,633)   369,279    88,914   101,055
   Capital gain
     distribution............          --          --    184,660    142,125        --        --
                              -----------  ----------  ---------  ---------  --------  --------
       Increase
         (decrease) in
         net assets from
         operations..........     341,779   1,202,340   (310,871)   622,138    30,922     9,600
                              -----------  ----------  ---------  ---------  --------  --------
From capital
  transactions:
   Net premiums..............   2,651,174   3,290,780  2,130,046    493,666    10,877     9,355
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........     (11,242)    (21,927)  (164,572)        --   (14,377)       --
     Surrenders..............    (940,711)   (676,044)  (408,953)  (142,919) (150,843) (220,333)
     Administrative
       expenses (note 4a)....      (7,147)     (5,190)    (4,342)    (3,138)     (613)     (842)
     Transfers (to) from
       the Guarantee
       Account...............     310,103     321,156    200,196    222,721      (182)     (124)
     Transfers (to) from
       other subaccounts.....  (5,039,047)   (172,061) 1,621,679    (81,843)   (3,807)   (9,045)
                              -----------  ----------  ---------  ---------  --------  --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (3,036,870)  2,736,714  3,374,054    488,487  (158,945) (220,989)
                              -----------  ----------  ---------  ---------  --------  --------
Increase (decrease) in
  net assets.................  (2,695,091)  3,939,054  3,063,183  1,110,625  (128,023) (211,389)
Net assets at beginning
  of year....................  12,273,958   8,334,904  5,728,657  4,618,032   607,236   818,625
                              -----------  ----------  ---------  ---------  --------  --------
Net assets at end of year.... $ 9,578,867  12,273,958  8,791,840  5,728,657   479,213   607,236
                              ===========  ==========  =========  =========  ========  ========
Change in units (note 5):
   Units purchased...........     654,002     450,160    444,498     87,787     4,831     1,286
   Units redeemed............    (914,948)   (191,742)  (143,347)   (55,800)  (16,956)  (19,362)
                              -----------  ----------  ---------  ---------  --------  --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (260,946)    258,418    301,151     31,987   (12,125)  (18,076)
                              ===========  ==========  =========  =========  ========  ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Oppenheimer Variable
                                Account Funds
                                 (continued)          PIMCO Variable Insurance Trust
                              -------------------  --------------------------------------------------
                                 Oppenheimer
                                    MidCap                                Foreign Bond Portfolio
                                 Fund/ VA --       All Asset Portfolio -- (U.S. Dollar Hedged) --
                                Service Shares     Advisor Class Shares    Administrative Class Shares
                              -------------------  ---------------------  ---------------------------
                                  Year ended           Year ended            Year ended
                                 December 31,         December 31,          December 31,
                              -------------------  ---------------------  ---------------------------
                                2007       2006       2007        2006      2007           2006
                              --------   -------    ---------   -------      -------       -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (5,157)   (4,770)     72,118     32,633     2,513          3,365
   Net realized gain
     (loss) on
     investments.............    7,575     6,477          40        616       (67)         1,305
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   11,034       136      (5,330)    (7,137)      352         (4,281)
   Capital gain
     distribution............       --        --          --      1,697        --            282
                              --------   -------    ---------   -------      -------       -------
       Increase
         (decrease) in
         net assets from
         operations..........   13,452     1,843      66,828     27,809     2,798            671
                              --------   -------    ---------   -------      -------       -------
From capital
  transactions:
   Net premiums..............    3,186    57,263      88,191    212,218        --            798
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --        --          --         --        --             --
     Surrenders..............  (27,486)   (2,358)     (7,919)    (6,471)   (6,693)       (11,656)
     Administrative
       expenses (note 4a)....     (272)     (167)       (285)       (87)      (21)           (25)
     Transfers (to) from
       the Guarantee
       Account...............    7,093     6,515     328,914      2,798       418            379
     Transfers (to) from
       other subaccounts.....    4,088   (20,319)    (31,229)   (72,245)    5,846         (4,520)
                              --------   -------    ---------   -------      -------       -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (13,391)   40,934     377,672    136,213      (450)       (15,024)
                              --------   -------    ---------   -------      -------       -------
Increase (decrease) in
  net assets.................       61    42,777     444,500    164,022     2,348        (14,353)
Net assets at beginning
  of year....................  315,642   272,865     846,028    682,006   139,903        154,256
                              --------   -------    ---------   -------      -------       -------
Net assets at end of year.... $315,703   315,642   1,290,528    846,028   142,251        139,903
                              ========   =======    =========   =======      =======       =======
Change in units (note 5):
   Units purchased...........    2,537     4,445      39,394     43,112     1,485          3,638
   Units redeemed............   (3,368)   (1,914)     (5,379)   (29,734)   (1,502)        (4,956)
                              --------   -------    ---------   -------      -------       -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (831)    2,531      34,015     13,378       (17)        (1,318)
                              ========   =======    =========   =======      =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           PIMCO Variable Insurance Trust (continued)
                              ----------------------------------------------------------------------------------
                                                          Long-Term U.S. Government
                              High Yield Portfolio --     Portfolio -- Administrative Low Duration Portfolio --
                              Administrative Class Shares      Class Shares           Administrative Class Shares
                              --------------------------  --------------------------  --------------------------
                                    Year ended                  Year ended                  Year ended
                                   December 31,                December 31,                December 31,
                              --------------------------  --------------------------  --------------------------
                                  2007          2006         2007           2006         2007           2006
                               -----------    ---------    ----------     ---------    ----------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   348,565      282,993       293,975       330,342       248,585        28,906
   Net realized gain
     (loss) on
     investments.............     (70,084)      16,384       (88,485)      (79,026)       59,298        (2,089)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (229,819)     102,436       674,799      (373,677)      427,143           852
   Capital gain
     distribution............          --           --            --        85,725            --            --
                               -----------    ---------    ----------     ---------    ----------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........      48,662      401,813       880,289       (36,636)      735,026        27,669
                               -----------    ---------    ----------     ---------    ----------     ---------
From capital
  transactions:
   Net premiums..............   1,068,134    1,359,893     3,145,773     1,035,653    12,898,075       483,901
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........      (1,799)     (25,342)      (59,986)      (90,015)           --            --
     Surrenders..............    (431,871)    (390,808)     (955,289)     (654,526)     (327,506)      (46,402)
     Administrative
       expenses (note 4a)....      (2,975)      (2,710)       (5,276)       (4,624)       (3,697)         (880)
     Transfers (to) from
       the Guarantee
       Account...............     186,934      523,197       353,600        74,523       342,711        67,470
     Transfers (to) from
       other subaccounts.....  (2,102,342)     123,502      (143,370)       21,421    10,928,895        74,289
                               -----------    ---------    ----------     ---------    ----------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,283,919)   1,587,732     2,335,452       382,432    23,838,478       578,378
                               -----------    ---------    ----------     ---------    ----------     ---------
Increase (decrease) in
  net assets.................  (1,235,257)   1,989,545     3,215,741       345,796    24,573,504       606,047
Net assets at beginning
  of year....................   6,741,308    4,751,763     8,952,018     8,606,222     1,312,894       706,847
                               -----------    ---------    ----------     ---------    ----------     ---------
Net assets at end of year.... $ 5,506,051    6,741,308    12,167,759     8,952,018    25,886,398     1,312,894
                               ===========    =========    ==========     =========    ==========     =========
Change in units (note 5):
   Units purchased...........     303,063      222,471       548,171       174,122     3,010,368        87,626
   Units redeemed............    (418,751)     (83,252)     (331,244)     (131,148)     (719,605)      (29,785)
                               -----------    ---------    ----------     ---------    ----------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (115,688)     139,219       216,927        42,974     2,290,763        57,841
                               ===========    =========    ==========     =========    ==========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              PIMCO Variable Insurance
                                 Trust (continued)              The Prudential Series Fund
                              --------------------------  -------------------------------------------
                              Total Return Portfolio --    Jennison 20/20 Focus      Jennison
                              Administrative Class Shares Portfolio -- Class II  Portfolio -- Class II
                              --------------------------  ---------------------  --------------------
                                     Year ended                 Year ended          Year ended
                                    December 31,               December 31,        December 31,
                              --------------------------  ---------------------  --------------------
                                  2007          2006         2007        2006     2007        2006
                               -----------   ----------   ----------  ---------   ------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   909,538       795,049      346,244    (11,709) (1,505)     (1,024)
   Net realized gain
     (loss) on
     investments.............    (110,158)      (81,064)     147,204     24,037     633       4,887
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,058,116      (197,353)    (337,033)   109,276   9,678         134
   Capital gain
     distribution............          --            --           --      8,770      --          --
                               -----------   ----------   ----------  ---------   ------     -------
       Increase
         (decrease) in
         net assets from
         operations..........   1,857,496       516,632      156,415    130,374   8,806       3,997
                               -----------   ----------   ----------  ---------   ------     -------
From capital
  transactions:
   Net premiums..............   6,331,326     5,870,207    4,088,364  2,194,261     300      64,706
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (172,692)     (119,845)          --         --      --          --
     Surrenders..............  (1,914,383)   (1,253,813)    (133,594)   (16,547) (1,104)     (1,375)
     Administrative
       expenses (note 4a)....     (20,591)      (17,211)      (1,341)       (88)   (165)        (21)
     Transfers (to) from
       the Guarantee
       Account...............     452,609       659,645       92,003    209,835     (17)        151
     Transfers (to) from
       other subaccounts.....  (5,677,484)     (186,321)  (2,152,246)    63,305    (329)    (37,797)
                               -----------   ----------   ----------  ---------   ------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,001,215)    4,952,662    1,893,186  2,450,766  (1,315)     25,664
                               -----------   ----------   ----------  ---------   ------     -------
Increase (decrease) in
  net assets.................     856,281     5,469,294    2,049,601  2,581,140   7,491      29,661
Net assets at beginning
  of year....................  27,078,469    21,609,175    2,658,927     77,787  90,272      60,611
                               -----------   ----------   ----------  ---------   ------     -------
Net assets at end of year.... $27,934,750    27,078,469    4,708,528  2,658,927  97,763      90,272
                               ===========   ==========   ==========  =========   ======     =======
Change in units (note 5):
   Units purchased...........   1,407,496       828,011      623,759    248,255      65       7,729
   Units redeemed............  (1,498,292)     (366,888)    (484,736)   (49,559)   (151)     (5,687)
                               -----------   ----------   ----------  ---------   ------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (90,796)      461,123      139,023    198,696     (86)      2,042
                               ===========   ==========   ==========  =========   ======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                The Universal
                              The Prudential Series Fund                        Institutional
                                   (continued)           Rydex Variable Trust    Funds, Inc.
                              -------------------------  ------------------   -----------------
                                                                              Equity and Income
                                Natural Resources                               Portfolio --
                              Portfolio -- Class II           OTC Fund         Class II Shares
                              -------------------------  ------------------   -----------------
                                                                                 Period from
                                    Year ended               Year ended             May 1
                                   December 31,             December 31,       to December 31,
                              -------------------------  ------------------   -----------------
                                    2007         2006       2007       2006         2007
                               ----------    ---------   ---------   -------  -----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  463,300        5,702      (16,275)  (15,203)       (5,310)
   Net realized gain
     (loss) on
     investments.............    150,732       21,652       21,487     6,841          (343)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    119,769       10,051      148,905    44,808       (12,503)
   Capital gain
     distribution............         --       67,902           --        --           914
                               ----------    ---------   ---------   -------       -------
       Increase
         (decrease) in
         net assets from
         operations..........    733,801      105,307      154,117    36,446       (17,242)
                               ----------    ---------   ---------   -------       -------
From capital
  transactions:
   Net premiums..............    937,939      547,722       20,193     1,100       899,224
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         --           --           --        --            --
     Surrenders..............    (50,464)      (4,730)     (12,041)  (40,601)       (1,393)
     Administrative
       expenses (note 4a)....     (1,491)        (174)        (112)     (123)           --
     Transfers (to) from
       the Guarantee
       Account...............     52,917       77,894        5,219     9,628          (371)
     Transfers (to) from
       other subaccounts.....    379,938       10,997      (49,703)   (2,046)       62,257
                               ----------    ---------   ---------   -------       -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  1,318,839      631,709      (36,444)  (32,042)      959,717
                               ----------    ---------   ---------   -------       -------
Increase (decrease) in
  net assets.................  2,052,640      737,016      117,673     4,404       942,475
Net assets at beginning
  of year....................  1,048,390      311,374      951,017   946,613            --
                               ----------    ---------   ---------   -------       -------
Net assets at end of year.... $3,101,030    1,048,390    1,068,690   951,017       942,475
                               ==========    =========   =========   =======       =======
Change in units (note 5):
   Units purchased...........    148,324       60,072        3,537     3,268       119,083
   Units redeemed............    (63,032)     (22,113)      (6,213)   (6,734)      (21,984)
                               ----------    ---------   ---------   -------       -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     85,292       37,959       (2,676)   (3,466)       97,099
                               ==========    =========   =========   =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  Van Kampen Life Investment Trust     XTF Advisors Trust
                              ---------------------------------------  -------------------
                                                     Strategic Growth
                              Comstock Portfolio --    Portfolio --    ETF 60 Portfolio --
                                 Class II Shares      Class II Shares    Class II Shares
                              ---------------------  ----------------  -------------------
                                                                           Period from
                                    Year ended          Year ended          May 1 to
                                   December 31,        December 31,       December 31,
                              ---------------------  ----------------  -------------------
                                 2007        2006        2007     2006        2007
                              ----------  ---------  -------- -------- -------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (22,237)    29,723   (7,060)  (4,067)         (8,702)
   Net realized gain
     (loss) on
     investments.............    109,477     43,688   12,025    7,033            (715)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (600,441)   321,583   56,169      777         (23,130)
   Capital gain
     distribution............    110,575    174,959       --       --              --
                              ----------  ---------  -------  -------       ---------
       Increase
         (decrease) in
         net assets from
         operations..........   (402,626)   569,953   61,134    3,743         (32,547)
                              ----------  ---------  -------  -------       ---------
From capital
  transactions:
   Net premiums..............  3,188,239  1,094,814    1,205   51,259       1,395,814
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (74,235)        --       --       --              --
     Surrenders..............   (271,926)  (109,270) (29,212) (16,397)         (4,962)
     Administrative
       expenses (note 4a)....     (4,121)    (2,460)    (239)    (124)             --
     Transfers (to) from
       the Guarantee
       Account...............    256,045    157,407  186,675   50,466          (2,139)
     Transfers (to) from
       other subaccounts.....  1,242,236    (91,122)  34,103   15,821           2,550
                              ----------  ---------  -------  -------       ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  4,336,238  1,049,369  192,532  101,025       1,391,263
                              ----------  ---------  -------  -------       ---------
Increase (decrease) in
  net assets.................  3,933,612  1,619,322  253,666  104,768       1,358,716
Net assets at beginning
  of year....................  4,981,101  3,361,779  304,081  199,313              --
                              ----------  ---------  -------  -------       ---------
Net assets at end of year.... $8,914,713  4,981,101  557,747  304,081       1,358,716
                              ==========  =========  =======  =======       =========
Change in units (note 5):
   Units purchased...........    572,155    149,229   39,191   25,015         150,319
   Units redeemed............   (197,125)   (60,523) (20,506) (14,784)        (11,903)
                              ----------  ---------  -------  -------       ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    375,030     88,706   18,685   10,231         138,416
                              ==========  =========  =======  =======       =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2007

(1)Description of Entity

   Genworth Life of New York VA Separate Account 1 ("Separate Account") is a separate investment account established on April 1, 1996 by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. The Separate Account has subaccounts that currently invest in open-ended mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLICNY, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

   Currently there are multiple Subaccounts of the Separate Account available under each contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business, which GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLICNY's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Separate Account.

   On April 28, 2007, the Legg Mason Partners Variable Portfolios I,
Inc. -- Legg Mason Partners Variable All Cap Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio -- Class I shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended
December 31, 2007 and 2006 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class I shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class I shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth
Portfolio -- Class II shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007


   The following portfolios are not available to contracts issued or on after May 1, 2007:

   Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II

   Van Kampen Life Investment Trust -- Strategic Growth Portfolio -- Class II Shares

   AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balance Wealth Strategy Portfolio -- Class B and Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares were added to the Separate Account effective August 27, 2007.

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares and XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares were added to the Separate Account effective
May 1, 2007.

   Effective May 1, 2006, the following portfolios were added to the Separate Account.

AIM Variable Insurance Funds                                 JPMorgan Insurance Trust
  AIM V.I. Large Cap Growth -- Series I shares                 JPMorgan Insurance Trust Balanced Portfolio 1
Fidelity(R) Variable Insurance Products Fund                   JPMorgan Insurance Trust Core Bond Portfolio 1
  VIP Balanced Portfolio -- Service Class 2                    JPMorgan Insurance Trust Diversified Equity Portfolio 1
Franklin Templeton Variable Insurance Products Trust           JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
  Templeton Growth Securities Fund -- Class 2 Shares           JPMorgan Insurance Trust Equity Index Portfolio 1
                                                               JPMorgan Insurance Trust Government Bond Portfolio 1
                                                               JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1
                                                               JPMorgan Insurance Trust Intrepid Growth Portfolio 1

On May 1, 2006, the AIM Variable Insurance Funds -- AIM V.I. Growth
Fund -- Series I shares and the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares were both merged into the AIM Variable Insurance Funds -- AIM V.I. Capital Appreciation Fund -- Series I shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes for the years ended December 31, 2007 and 2006 are reflective of the combined values of all three funds. AIM Variable Insurance Funds -- AIM V.I. Premier Equity Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series I shares effective May 1, 2006, and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds. The AIM Variable Insurance Funds -- AIM V.I. Blue Chip Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Large Cap Growth -- Series I shares effective June 9, 2006 and the AIM V.I Large Cap Growth -- Series I shares values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds.

   Effective May 1, 2006, GE Investments Funds, Inc., adopted a multiple class plan for the Total Return Fund. Under this plan, shares outstanding on May 1, 2006 were re-designated Class 1 shares and will remain an investment option for contracts issued before May 1, 2006. For contracts issued on or after May 1, 2006, the subaccount will invest in Class 3 shares.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007


   The following portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity Variable(R) Insurance Products Fund                 MFS(R) Variable Insurance Trust
  The VIP Asset Manager/SM/ Portfolio -- Service Class 2       MFS(R) New Discovery Series -- Service Class Shares
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Mid Cap Value Fund
J.P. Morgan Series Trust II
  Bond Portfolio
  International Equity Portfolio
  Mid Cap Value Portfolio
  Small Company Portfolio
  U.S. Large Cap Core Equity Portfolio

   Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available for new premium or transfers.

   The following portfolios are not available to contracts issued on or after May 1, 2003:

Dreyfus                                                      PIMCO Variable Insurance Trust
  The Dreyfus Socially Responsible Growth                      The Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Fund, Inc. -- Initial Shares                                  Administrative Class Shares
Janus Aspen Series
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Large Cap Growth Portfolio -- Service Shares
  Mid Cap Growth Portfolio -- Service Shares
  Worldwide Growth Portfolio -- Service Shares

   As of December 31, 2006, the following portfolios were available but not shown on the statements due to not having had any activity since inception.

JPMorgan Insurance Trust
  JPMorgan Insurance Trust Diversified Equity Portfolio 1
  JPMorgan Insurance Trust Equity Index Portfolio 1
  JPMorgan Insurance Trust Intrepid Growth Portfolio 1

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (b) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the Valuation Day (as defined in the definition section of the prospectus) the request for purchase or redemption is received while income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007


  (c) Unit Classes

   There are nine unit classes of Subaccounts based on the annuity contracts through which the Subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4(a) below. Form number NY1066 is no longer available for sale, although additional premium payments may still be accepted under the terms of the contract.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser periods ended December 31, 2007 were:

                                                                                Cost of     Proceeds
                                                                                 Shares       from
Fund/Portfolio                                                                  Acquired   Shares Sold
--------------                                                                 ----------- -----------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund -- Series II shares................................ $   372,412 $  508,089
 AIM V.I. Capital Appreciation Fund -- Series I shares........................      86,667    176,025
 AIM V.I. Core Equity Fund -- Series I shares.................................      57,737    216,569
 AIM V.I. Global Real Estate Fund -- Series II shares.........................     692,402    219,198
 AIM V.I. International Growth Fund -- Series II shares.......................   7,800,959  3,654,936
 AIM V.I. Large Cap Growth Fund -- Series I shares............................      61,598     44,151
Alger American Fund
 Alger American Growth Portfolio -- Class O Shares............................       7,990    202,540
 Alger American Small Capitalization Portfolio -- Class O Shares..............      38,501    378,381
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B..............   2,776,631    136,162
 AllianceBernstein Global Technology Portfolio -- Class B.....................     149,126     62,067
 AllianceBernstein Growth and Income Portfolio -- Class B.....................   1,442,775  1,548,491
 AllianceBernstein International Value Portfolio -- Class B...................  19,223,006  7,996,300
 AllianceBernstein Large Cap Growth Portfolio -- Class B......................     203,063    499,941
 AllianceBernstein Small Cap Growth Portfolio -- Class B......................      82,417     45,760
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I...........................................     579,564    127,858
 VP International Fund -- Class I.............................................   5,089,598  3,814,861
 VP Ultra(R) Fund -- Class I..................................................      50,948    125,291
 VP Value Fund -- Class I.....................................................     757,977    634,106
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II.....................................   1,730,405  1,675,142
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund -- Class III.................................     457,580     79,337
 BlackRock Global Allocation V.I. Fund -- Class III...........................  36,896,748  8,817,968
 BlackRock Large Cap Growth V.I. Fund -- Class III............................      85,855      3,313
 BlackRock Value Opportunities V.I. Fund -- Class III.........................     561,499    122,938
Columbia Funds Variable Insurance Trust I
 Columbia Marsico Growth Fund, Variable Series -- Class A.....................     593,097    805,194
 Columbia Marsico International Opportunities Fund, Variable Series -- Class B   9,159,237  5,202,898

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                             Cost of     Proceeds
                                                                              Shares       from
Fund/Portfolio                                                               Acquired   Shares Sold
--------------                                                             ------------ -----------
Dreyfus
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares $    116,460 $    63,646
 Dreyfus Variable Investment Fund -- Money Market Portfolio...............    3,380,500   3,101,846
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.....        7,780      35,039
DWS Variable Series II
 DWS Dreman High Return Equity VIP -- Class B Shares......................      399,753     201,873
 DWS Dreman Small Mid Cap Value VIP -- Class B Shares.....................      490,032     143,746
 DWS Technology VIP -- Class B Shares.....................................       15,319      44,459
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund.............................................    8,200,543   2,769,121
 VT Worldwide Health Sciences Fund........................................      470,490     487,058
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2.......................................          214         724
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.....................       66,612     283,605
 Federated Capital Income Fund II.........................................       23,914     158,805
 Federated High Income Bond Fund II -- Primary Shares.....................       34,984     256,911
 Federated High Income Bond Fund II -- Service Shares.....................    2,716,109   1,192,248
 Federated Kaufmann Fund II -- Service Shares.............................    1,071,585     860,777
Fidelity(R) Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class.........................       98,802      45,323
 VIP Asset Manager/SM/ Portfolio -- Service Class 2.......................      165,528     282,203
 VIP Balanced Portfolio -- Service Class 2................................    9,654,001   2,709,885
 VIP Contrafund(R) Portfolio -- Initial Class.............................      714,266   1,333,903
 VIP Contrafund(R) Portfolio -- Service Class 2...........................   22,513,781   7,187,873
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2............      215,058       8,998
 VIP Equity-Income Portfolio -- Initial Class.............................      189,971     811,731
 VIP Equity-Income Portfolio -- Service Class 2...........................    8,111,416   2,244,865
 VIP Growth & Income Portfolio -- Initial Class...........................       63,357     469,417
 VIP Growth & Income Portfolio -- Service Class 2.........................      518,597     603,962
 VIP Growth Opportunities Portfolio -- Initial Class......................       10,720     186,407
 VIP Growth Portfolio -- Initial Class....................................       69,752     417,989
 VIP Growth Portfolio -- Service Class 2..................................      179,260     402,659
 VIP Investment Grade Bond Portfolio -- Service Class 2...................    4,204,696     798,282
 VIP Mid Cap Portfolio -- Service Class 2.................................    5,471,215   3,224,893
 VIP Overseas Portfolio -- Initial Class..................................      111,299     314,084
 VIP Value Strategies Portfolio -- Service Class 2........................      215,541      31,713
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares........................  109,685,277  44,806,384
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..............    2,088,696   2,501,878
 Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares..    8,482,490     636,726
 Mutual Shares Securities Fund -- Class 2 Shares..........................    7,166,733   4,429,130
 Templeton Foreign Securities Fund -- Class 1 Shares......................        8,007      59,799
 Templeton Foreign Securities Fund -- Class 2 Shares......................    6,532,369   4,301,738
 Templeton Global Asset Allocation Fund -- Class 2 Shares.................      559,580     101,678
 Templeton Global Income Securities Fund -- Class 1 Shares................       18,062     117,505
 Templeton Growth Securities Fund -- Class 2 Shares.......................    1,938,987     255,465

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                   Cost of     Proceeds
                                                                    Shares       from
Fund/Portfolio                                                     Acquired   Shares Sold
--------------                                                   ------------ -----------
GE Investments Funds, Inc.
 Income Fund.................................................... $  5,484,952 $ 8,094,896
 International Equity Fund......................................      152,525     143,831
 Mid-Cap Equity Fund............................................    3,590,490   1,799,195
 Money Market Fund..............................................   20,691,095  18,720,495
 Premier Growth Equity Fund.....................................      229,831     884,277
 Real Estate Securities Fund....................................    2,156,225   1,021,784
 S&P 500(R) Index Fund..........................................    8,615,083   7,807,150
 Small-Cap Equity Fund..........................................    1,306,194     784,661
 Total Return Fund -- Class 1 Shares............................    6,310,435   4,502,487
 Total Return Fund -- Class 3 Shares............................  118,769,032  44,055,773
 U.S. Equity Fund...............................................      383,642   1,429,886
 Value Equity Fund..............................................      353,371     301,929
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund...........................       40,628     167,024
 Goldman Sachs Mid Cap Value Fund...............................      487,845   1,131,736
J.P. Morgan Series Trust II
 Bond Portfolio.................................................      407,930     295,313
 International Equity Portfolio.................................      212,682      93,726
 Mid Cap Value Portfolio........................................      605,788     618,299
 Small Company Portfolio........................................       43,684      81,971
 U.S. Large Cap Core Equity Portfolio...........................        5,815      14,084
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares.....................      115,361     980,354
 Balanced Portfolio -- Service Shares...........................    3,495,159   1,378,197
 Flexible Bond Portfolio -- Institutional Shares................       15,755     101,405
 Forty Portfolio -- Institutional Shares........................       39,252   1,081,262
 Forty Portfolio -- Service Shares..............................    6,127,676   3,294,123
 Global Life Sciences Portfolio -- Service Shares...............        2,524      71,841
 Global Technology Portfolio -- Service Shares..................          204      25,627
 International Growth Portfolio -- Institutional Shares.........      203,447     814,915
 International Growth Portfolio -- Service Shares...............        6,553     127,522
 Large Cap Growth Portfolio -- Institutional Shares.............       23,121     718,586
 Large Cap Growth Portfolio -- Service Shares...................       74,365     123,261
 Mid Cap Growth Portfolio -- Institutional Shares...............       51,307   1,024,292
 Mid Cap Growth Portfolio -- Service Shares.....................        2,910     149,956
 Worldwide Growth Portfolio -- Institutional Shares.............       22,251     447,818
 Worldwide Growth Portfolio -- Service Shares...................       16,999     156,986
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Balanced Portfolio 1..................       57,334      15,990
 JPMorgan Insurance Trust Core Bond Portfolio 1.................    4,727,204   4,045,530
 JPMorgan Insurance Trust Diversified Equity Portfolio 1........    1,158,916     412,794
 JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1       59,435      18,722
 JPMorgan Insurance Trust Equity Index Portfolio 1..............      840,475     306,862
 JPMorgan Insurance Trust Government Bond Portfolio 1...........    4,582,332   4,062,784
 JPMorgan Insurance Trust Intrepid Growth Portfolio 1...........    1,360,317     538,855
 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1..........    1,160,222     413,486

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                             Cost of     Proceeds
                                                                              Shares       from
Fund/Portfolio                                                               Acquired   Shares Sold
--------------                                                              ----------- -----------
Legg Mason Partners Variable Equity Trust
 Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II...... $   104,912 $    79,046
 Legg Mason Partners Variable Capital and Income Portfolio -- Class I......     269,367     271,383
 Legg Mason Partners Variable Capital and Income Portfolio -- Class II.....   1,439,856     992,267
 Legg Mason Partners Variable Fundamental Value Portfolio -- Class I.......   1,430,518   1,364,223
 Legg Mason Partners Variable Investors Portfolio -- Class I...............       4,383     161,707
Legg Mason Partners Variable Income Trust
 Legg Mason Partners Variable Strategic Bond Portfolio -- Class I..........       9,351     132,861
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares..............     144,242     388,052
 MFS(R) Investors Trust Series -- Service Class Shares.....................     323,455     512,145
 MFS(R) New Discovery Series -- Service Class Shares.......................     114,490     159,151
 MFS(R) Strategic Income Series -- Service Class Shares....................     214,102     119,876
 MFS(R) Total Return Series -- Service Class Shares........................   9,656,919   4,123,382
 MFS(R) Utilities Series -- Service Class Shares...........................   1,623,999     972,880
Old Mutual Insurance Series Fund
 Old Mutual Growth II Portfolio............................................       9,671      72,360
 Old Mutual Large Cap Growth Portfolio.....................................         914     129,831
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA..............................................     148,089     279,697
 Oppenheimer Balanced Fund/VA -- Service Shares............................   5,745,950   1,916,178
 Oppenheimer Capital Appreciation Fund/VA..................................      21,212     528,637
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................   1,486,821   2,132,935
 Oppenheimer Core Bond Fund/VA.............................................     151,615     517,545
 Oppenheimer Global Securities Fund/VA -- Service Shares...................   3,452,710   1,479,376
 Oppenheimer High Income Fund/VA...........................................      52,577     294,220
 Oppenheimer Main Street Fund/VA -- Service Shares.........................   7,487,525  10,605,404
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............   5,459,559   2,019,595
 Oppenheimer MidCap Fund/VA................................................      59,975     227,055
 Oppenheimer MidCap Fund/VA -- Service Shares..............................      41,048      59,907
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class Shares...............................     524,678      74,764
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares      21,941      19,950
 High Yield Portfolio -- Administrative Class Shares.......................   3,922,960   4,838,758
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........   6,636,950   4,022,152
 Low Duration Portfolio -- Administrative Class Shares.....................  31,581,846   7,625,822
 Total Return Portfolio -- Administrative Class Shares.....................  16,686,611  16,749,247
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio -- Class II................................   8,013,743   5,782,904
 Jennison Portfolio -- Class II............................................         839       3,650
 Natural Resources Portfolio -- Class II...................................   2,892,972   1,116,863
Rydex Variable Trust
 OTC Fund..................................................................      33,133      85,859
The Universal Institutional Funds, Inc.
 Equity and Income Portfolio -- Class II Shares............................   1,179,719     223,097
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares.....................................   6,872,741   2,482,031
 Strategic Growth Portfolio -- Class II Shares.............................     404,470     217,830
XTF Advisors Trust
 ETF 60 Portfolio -- Class II Shares.......................................   1,509,425     126,646

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007


(4)Related Party Transactions

  (a) Genworth Life Insurance Company of New York

   Net premium payments transferred from Guarantee Account to the Separate Account represent gross premium payments recorded by GLICNY on its flexible variable deferred and immediate annuity contracts, less deductions for any applicable premium taxes.

   Some contracts permit contract owners to elect to allocate premium payments to a Guarantee Account that is part of the general account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time for each amount allocated (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the Subaccounts of the Separate Account and in certain instances transfer amounts from the Subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that GLICNY assumes, as well as any additional benefits provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The fees are assessed on a daily basis through the daily net amount asset value. Footnote 6 demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLICNY.

  (c) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"), formerly NASD, Inc. CBC serves as principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

  (d) Bonus Credit

   For Type IV and V unit contracts, transfers from the General Account for payments by GLICNY in the form of bonus credits include approximately $1.7 million and $.3 million for the periods ended December 31, 2007 and 2006.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by Subaccount from capital transactions for the years or lesser periods ended December 31, 2007 and 2006 are reflected in the Statements of Changes in Net Assets.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007


(6)Financial Highlights

   GLICNY offers several variable annuity products with Subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by Subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended
December 31, 2007, 2006, 2005, 2004 and 2003 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2006 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return. Financial highlights are only disclosed for Subaccounts that had outstanding units as of December 31, 2007 and were available to contract owners during 2007.

                                                     Net Assets      Expenses as a  Investment
                                                -------------------- % of Average     Income          Total
                                         Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                        ------- -------------- ----- -------------- ---------- -------------------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund -- Series II
   shares
   2007................................ 147,454 16.29 to  9.96 2,313 1.45% to 1.95%    0.38%   (0.11)% to  (0.37)%
   2006................................ 160,952 16.31 to 11.40 2,545 1.45% to 2.10%    0.41%    11.31% to   10.58%
   2005................................ 157,878 14.65 to 10.32 2,250 1.45% to 1.85%    0.52%     3.90% to    3.23%
   2004................................ 129,238 14.10 to 11.83 1,795 1.45% to 1.80%    0.00%     9.23% to    8.84%
   2003................................  28,340 12.91 to 12.88   366 1.45% to 1.80%    0.00%    29.08% to   28.77%
 AIM V.I. Capital Appreciation Fund --
   Series I shares
   2007................................  75,762 11.07 to 12.07   885 1.45% to 1.80%    0.00%    10.38% to    9.99%
   2006................................  82,704 10.03 to 11.15   872 1.45% to 2.10%    0.07%     4.76% to    4.07%
   2005................................  44,586 11.84 to  9.48   446 1.45% to 1.80%    0.07%     7.26% to    6.88%
   2004................................  45,342  9.89 to  8.86   423 1.45% to 1.80%    0.00%     5.08% to    4.71%
   2003................................  32,160  9.43 to  8.45   288 1.45% to 1.80%    0.00%    27.64% to   27.19%
 AIM V.I. Core Equity Fund -- Series I
   shares
   2007................................  76,482 11.52 to 11.44   880 1.45% to 1.85%    1.02%     6.54% to    6.11%
   2006................................  89,539 10.81 to 10.74   967 1.45% to 2.45%    0.56%     8.10% to    7.36%
   2005................................ 109,225  9.33 to  8.25   940 1.45% to 1.80%    0.79%     4.13% to    3.76%
   2004................................ 125,234  8.98 to  7.94 1,037 1.45% to 1.80%    0.45%     4.24% to    3.87%
   2003................................ 138,016  8.63 to  7.64 1,092 1.45% to 1.80%    0.34%    23.27% to   22.83%
 AIM V.I. Global Real Estate Fund --
   Series II shares
   2007................................  42,225 14.96 to 11.71   577 1.45% to 2.20%    9.23%   (7.14)% to  (7.85)%
   2006................................  16,378 16.11 to 14.46   263 1.45% to 1.85%    2.58%    40.18% to   39.61%
   2005................................   3,389 11.49 to 11.48    39 1.45% to 1.60%    2.77%    14.89% to   14.78%
 AIM V.I. International Growth Fund --
   Series II shares
   2007................................ 533,253  9.65 to 10.34 7,486 1.15% to 2.55%    0.53%     (60.83)% to 5.07%
   2006................................ 204,571 15.54 to 14.22 2,783 1.45% to 2.10%    1.76%    26.03% to   25.20%
   2005................................  51,153 12.33 to 11.37   627 1.45% to 1.85%    0.94%    16.00% to   13.71%
   2004................................   9,724 10.63 to 10.63   103 1.45% to 1.45%    0.00%     6.29% to    6.29%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                      Net Assets       Expenses as a  Investment
                                                 --------------------- % of Average     Income          Total
                                         Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                       --------- -------------- ------ -------------- ---------- --------------------
 AIM V.I. Large Cap Growth Fund --
   Series I shares
   2007...............................    22,488 11.63 to 11.60    261 1.45% to 1.60%    0.04%     13.96% to   13.78%
   2006...............................    20,850 10.20 to 10.15    213 1.45% to 2.20%    0.17%      2.03% to    1.51%
   2005...............................    21,122 12.58 to 12.52    265 1.45% to 1.60%    0.67%      2.00% to    1.85%
   2004...............................    16,122 12.34 to 12.29    198 1.45% to 1.60%    0.17%      3.16% to    3.00%
   2003...............................     4,943 11.96 to 11.94     59 1.45% to 1.60%    0.00%     23.33% to   23.14%
Alger American Fund
 Alger American Growth Portfolio --
   Class O Shares
   2007...............................    35,657 13.23 to 13.23    472 1.40% to 1.40%    0.35%     18.26% to   18.26%
   2006...............................    51,334 11.19 to 11.19    575 1.40% to 1.40%    0.13%      3.68% to    3.68%
   2005...............................    64,903 10.79 to 10.79    701 1.40% to 1.40%    0.23%     10.47% to   10.47%
   2004...............................    72,967  9.77 to  9.77    713 1.40% to 1.40%    0.00%      4.02% to    4.02%
   2003...............................    91,917  9.39 to  9.39    863 1.40% to 1.40%    0.00%     33.27% to   33.27%
 Alger American Small Capitalization
   Portfolio -- Class O Shares
   2007...............................    40,688 13.49 to 13.49    549 1.40% to 1.40%    0.00%     15.59% to   15.59%
   2006...............................    66,572 11.67 to 11.67    777 1.40% to 1.40%    0.00%     18.34% to   18.34%
   2005...............................    82,007  9.86 to  9.86    809 1.40% to 1.40%    0.00%     15.25% to   15.25%
   2004...............................    93,792  8.56 to  8.56    803 1.40% to 1.40%    0.00%     14.94% to   14.94%
   2003...............................   102,876  7.45 to  7.45    766 1.40% to 1.40%    0.00%     40.36% to   40.36%
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein Balanced Wealth
   Strategy Portfolio -- Class B
   2007...............................   264,400 10.19 to 10.16  2,686 1.45% to 2.45%    0.00%      5.98% to    4.59%
 AllianceBernstein Global Technology
   Portfolio -- Class B
   2007...............................    36,791 17.60 to 17.31    642 1.45% to 1.80%    0.00%     18.15% to   17.73%
   2006...............................    31,707 14.90 to 11.13    470 1.45% to 2.10%    0.00%      6.81% to    6.11%
   2005...............................    23,391 13.95 to 11.04    322 1.45% to 1.80%    0.00%      2.15% to    1.79%
   2004...............................    23,665 13.65 to 10.84    322 1.45% to 1.80%    0.00%      3.56% to    3.20%
   2003...............................    14,495 13.18 to 13.15    191 1.45% to 1.80%    0.00%     31.83% to   31.51%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2007...............................   715,181 16.60 to 12.01  9,232 1.40% to 2.10%    1.52%      3.39% to    2.65%
   2006...............................   755,540 16.05 to 11.71  9,463 1.40% to 2.10%    1.14%     15.35% to   14.53%
   2005...............................   739,428 13.92 to 10.23  8,040 1.40% to 1.85%    1.24%      3.14% to    2.31%
   2004...............................   656,846 13.49 to 10.09  6,931 1.40% to 1.80%    0.74%      9.66% to    9.22%
   2003...............................   475,881 12.30 to  9.22  4,562 1.40% to 1.80%    0.78%     30.27% to   23.04%
 AllianceBernstein International Value
   Portfolio -- Class B
   2007............................... 1,300,461  9.52 to  9.83 17,245 1.15% to 2.55%    2.26%   (83.43)% to  (2.59)%
   2006...............................   441,968 16.12 to 15.05  6,154 1.45% to 2.10%    1.18%     33.17% to   32.29%
   2005...............................    80,349 12.10 to 11.39    966 1.45% to 1.85%    1.01%     14.84% to   13.91%
   2004...............................     3,222 10.54 to 10.54     34 1.60% to 1.60%    0.00%      5.38% to    5.38%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                      Net Assets      Expenses as a  Investment
                                                 -------------------- % of Average     Income          Total
                                          Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                         ------- -------------- ----- -------------- ---------- --------------------
 AllianceBernstein Large Cap Growth
   Portfolio -- Class B
   2007................................. 224,757  9.71 to 11.99 2,366 1.45% to 1.85%    0.00%     11.96% to   11.50%
   2006................................. 249,614  8.68 to 10.72 2,364 1.45% to 2.10%    0.00%    (2.08)% to  (2.72)%
   2005................................. 249,721 12.65 to  8.78 2,387 1.45% to 1.85%    0.00%     13.18% to   10.30%
   2004................................. 188,211 11.21 to  7.77 1,624 1.45% to 1.80%    0.00%      6.77% to    6.40%
   2003................................. 144,699  8.66 to  7.29 1,169 1.45% to 1.80%    0.00%     21.58% to   21.15%
 AllianceBernstein Small Cap Growth
   Portfolio -- Class B
   2007.................................  12,340 13.09 to 13.85   165 1.45% to 1.80%    0.00%     12.04% to   11.64%
   2006.................................   9,706 11.68 to 12.40   116 1.45% to 1.80%    0.00%      8.91% to    8.52%
   2005.................................  10,475 11.52 to 10.63   117 1.45% to 1.65%    0.00%      3.34% to    3.13%
   2004.................................  10,472 11.16 to 10.30   114 1.45% to 1.65%    0.00%     12.73% to   12.50%
   2003.................................  13,236  9.92 to  9.16   128 1.45% to 1.65%    0.00%     46.52% to   46.22%
American Century Variable Portfolios,
  Inc.
 VP Income & Growth Fund -- Class I
   2007.................................  54,786 16.37 to 11.36   885 1.45% to 1.85%    1.28%   (1.52)% to   (1.93)%
   2006.................................  28,453 16.62 to 11.58   465 1.45% to 1.85%    1.77%     15.39% to   14.93%
   2005.................................  21,185 14.41 to 14.33   304 1.45% to 1.60%    1.86%      3.12% to    2.96%
   2004.................................  11,847 13.92 to 13.92   165 1.60% to 1.60%    1.37%     11.19% to   11.19%
   2003.................................   8,523 12.52 to 12.52   107 1.60% to 1.60%    0.00%     27.28% to   27.28%
 VP International Fund -- Class I
   2007................................. 190,697 21.64 to 12.42 2,771 1.45% to 2.20%    0.54%     16.34% to   15.45%
   2006.................................  86,714 18.60 to 13.83 1,199 1.45% to 1.85%    1.15%     23.22% to   22.72%
   2005.................................  13,711 15.10 to 14.92   206 1.45% to 1.80%    1.02%     11.62% to   11.22%
   2004.................................   9,080 13.53 to 13.48   122 1.45% to 1.60%    0.21%     13.09% to    0.00%
   2003.................................   2,047 11.92 to 11.92    24 1.60% to 1.60%    0.00%     22.52% to   22.52%
 VP Ultra(R) Fund -- Class I
   2007.................................  58,491 14.80 to 11.58   856 1.45% to 1.85%    0.00%     19.25% to   18.77%
   2006.................................  62,792 12.41 to  9.75   771 1.45% to 1.85%    0.00%    (4.67)% to  (5.06)%
   2005.................................  55,072 13.02 to 12.87   714 1.45% to 1.80%    0.00%      0.69% to    0.33%
   2004.................................  31,229 12.93 to 12.83   403 1.45% to 1.80%    0.00%      8.91% to    0.00%
   2003.................................   1,564 11.83 to 11.80    19 1.60% to 1.80%    0.00%     22.90% to   22.65%
 VP Value Fund -- Class I
   2007................................. 113,695 16.11 to  9.28 1,810 1.45% to 1.95%    6.70%    (6.52)% to  (7.19)%
   2006................................. 118,643 17.23 to 11.79 1,986 1.45% to 1.85%    5.66%     16.94% to   16.46%
   2005................................. 108,625 14.73 to 14.56 1,593 1.45% to 1.80%    6.17%      3.52% to    3.15%
   2004.................................  89,951 14.23 to 14.18 1,276 1.45% to 1.60%    0.92%     12.68% to   12.50%
   2003.................................  64,086 12.63 to 12.61   808 1.45% to 1.60%    0.84%     27.09% to   26.90%
American Century Variable Portfolios II,
  Inc.
 VP Inflation Protection Fund -- Class
   II
   2007.................................  92,682 10.76 to 10.74   994 1.45% to 2.10%    4.61%      7.92% to    7.20%
   2006.................................  91,275  9.97 to 10.02   914 1.45% to 2.10%    3.30%      0.11% to  (0.55)%
   2005.................................  28,111 10.09 to  9.94   280 1.45% to 1.85%    2.81%      0.87% to  (0.57)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                     Net Assets       Expenses as a  Investment
                                                --------------------- % of Average     Income           Total
                                        Units     Unit Value    000s  Net Assets(1)   Ratio(2)        Return(3)
                                      --------- -------------- ------ -------------- ---------- ---------------------
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund
   -- Class III
   2007..............................    57,948 13.19 to 12.21    760 1.45% to 1.85%    2.55%      0.05% to   (0.36)%
   2006..............................    41,198 13.18 to 12.21    540 1.45% to 2.10%    3.60%      19.84% to   19.05%
   2005..............................    26,777 11.00 to 10.96    294 1.45% to 1.70%    0.29%       1.14% to    0.88%
   2004..............................     7,940 10.88 to 10.86     87 1.45% to 1.70%    1.91%       8.78% to    8.60%
 BlackRock Global Allocation V.I.
   Fund -- Class III
   2007.............................. 2,725,305 14.61 to 10.93 32,466 1.45% to 2.55%    6.21%   (15.41)% to    14.10%
   2006..............................   414,919 12.69 to 12.23  4,553 1.45% to 2.10%   10.37%      14.72% to   13.97%
   2005..............................     9,926 11.07 to 11.05    110 1.45% to 1.70%    0.00%      10.65% to   10.46%
 BlackRock Large Cap Growth V.I.
   Fund -- Class III
   2007..............................    13,280 13.27 to 13.10    175 1.45% to 1.80%    0.08%       6.49% to    6.11%
   2006..............................     6,933 12.46 to 10.92     86 1.45% to 2.10%    0.06%       5.33% to    4.64%
   2005..............................     4,815 11.83 to 11.80     57 1.45% to 1.60%    0.00%       8.87% to    8.71%
   2004..............................     2,808 10.85 to 10.85     30 1.60% to 1.60%    0.20%       8.53% to    8.53%
 BlackRock Value Opportunities V.I.
   Fund -- Class III
   2007..............................    38,767 13.12 to 11.45    506 1.45% to 1.85%    5.09%     (2.59)% to  (2.98)%
   2006..............................    38,058 13.47 to 11.76    510 1.45% to 2.10%   40.95%      10.65% to    9.93%
   2005..............................    30,315 12.17 to 10.71    367 1.45% to 1.85%    1.01%       8.52% to    7.06%
   2004..............................     6,600 11.22 to 11.21     74 1.45% to 1.60%   18.24%       12.17% to  12.05%
Columbia Funds Variable Insurance
  Trust I
 Columbia Marsico Growth Fund,
   Variable Series -- Class A
   2007..............................   264,582 17.65 to 12.39  4,485 1.45% to 2.10%    0.08%      15.76% to   15.00%
   2006..............................   274,884 15.25 to 10.78  4,019 1.45% to 2.10%    0.00%       4.56% to    3.87%
   2005..............................   236,234 14.58 to 10.39  3,342 1.45% to 1.85%    0.00%       5.89% to    3.86%
   2004..............................   135,142 13.77 to 11.58  1,823 1.45% to 1.80%    0.00%      11.40% to    0.00%
   2003..............................    48,973 12.36 to 12.35    605 1.45% to 1.65%    0.00%      23.62% to   23.45%
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2007..............................   651,295  9.64 to 11.29 11,990 1.15% to 2.55%    1.88%    (62.57)% to   19.81%
   2006..............................   370,335 22.01 to 14.62  6,741 1.45% to 2.10%    1.27%      21.44% to   20.64%
   2005..............................   219,663 18.12 to 12.13  3,904 1.45% to 1.85%    1.07%      21.30% to   17.38%
   2004..............................   147,137 15.39 to 12.48  2,231 1.45% to 1.80%    0.52%      14.90% to   14.50%
   2003..............................    54,373 13.39 to 13.36    728 1.45% to 1.80%    0.01%      33.90% to   33.59%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                    Net Assets      Expenses as a  Investment
                                               -------------------- % of Average     Income          Total
                                        Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                       ------- -------------- ----- -------------- ---------- -------------------
Dreyfus
 Dreyfus Investment Portfolios --
   MidCap Stock Portfolio -- Initial
   Shares
   2007...............................  11,484 16.32 to 16.01   187 1.45% to 1.80%    2.46%     0.02% to  (0.34)%
   2006...............................   9,566 16.32 to 10.89   156 1.45% to 1.85%    4.97%     6.19% to    5.76%
   2005...............................   5,912 15.36 to 15.29    91 1.45% to 1.60%    0.03%     7.59% to    7.43%
   2004...............................   5,051 14.28 to 14.23    72 1.45% to 1.60%    0.53%    12.82% to   12.64%
   2003...............................   2,461 12.66 to 12.63    31 1.45% to 1.60%    0.43%    29.82% to   29.62%
 Dreyfus Variable Investment Fund --
   Money Market Portfolio
   2007............................... 104,014 10.57 to 10.63 1,091 1.45% to 1.85%    4.69%     3.31% to    2.88%
   2006...............................  79,760 10.23 to 10.33   812 1.45% to 1.85%    4.52%     3.08% to    2.67%
   2005...............................  67,367  9.93 to  9.81   665 1.45% to 1.80%    2.67%     1.18% to    0.82%
   2004...............................  77,640  9.81 to  9.73   759 1.45% to 1.80%    0.63%     0.00% to  (1.05)%
   2003...............................   1,024  9.90 to  9.88    10 1.45% to 1.60%    0.35%   (0.93)% to  (1.08)%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial Shares
   2007...............................  36,226  9.16 to  9.04   364 1.45% to 1.65%    0.52%     6.21% to    6.00%
   2006...............................  38,664  8.63 to 10.83   365 1.45% to 1.85%    0.10%     7.62% to    7.19%
   2005...............................  34,983  9.35 to  7.94   310 1.45% to 1.65%    0.00%     2.12% to    1.91%
   2004...............................  31,059  9.17 to  7.79   268 1.45% to 1.65%    0.60%     4.67% to    4.46%
   2003...............................  15,074  8.77 to  7.46   116 1.45% to 1.65%    0.15%    24.18% to   23.93%
DWS Variable Series II
 DWS Dreman High Return Equity VIP
   -- Class B Shares
   2007...............................  63,919 16.60 to 16.29 1,057 1.45% to 1.80%    1.05%   (3.61)% to  (3.96)%
   2006...............................  54,725 17.22 to 11.91   938 1.45% to 1.85%    1.26%    16.50% to   16.03%
   2005...............................  40,696 14.78 to 14.71   599 1.45% to 1.60%    1.31%     5.96% to    5.80%
   2004...............................  33,493 13.95 to 13.90   466 1.45% to 1.60%    1.10%    11.98% to   11.81%
   2003...............................  22,204 12.46 to 12.44   276 1.45% to 1.60%    1.48%    29.58% to   29.38%
 DWS Dreman Small Mid Cap Value VIP
   -- Class B Shares
   2007...............................  59,173 22.32 to 21.91 1,312 1.45% to 1.80%    3.81%     1.17% to    0.81%
   2006...............................  50,721 22.07 to 12.67 1,113 1.45% to 1.85%    0.41%    22.79% to   22.29%
   2005...............................  30,157 17.97 to 17.76   540 1.45% to 1.80%    0.31%     8.19% to    7.81%
   2004...............................  20,944 16.61 to 16.47   347 1.45% to 1.80%    0.28%    23.70% to   23.27%
   2003...............................   3,817 13.43 to 13.36    52 1.45% to 1.80%    0.00%    39.60% to   39.10%
 DWS Technology VIP -- Class B
   Shares
   2007...............................  11,822 16.94 to 16.63   199 1.45% to 1.80%    0.00%    12.18% to   11.78%
   2006...............................  13,491 15.10 to 10.25   203 1.45% to 1.85%    0.00%   (1.02)% to  (1.42)%
   2005...............................  11,652 15.26 to 15.08   178 1.45% to 1.80%    0.10%     1.77% to    1.41%
   2004...............................   7,514 14.99 to 14.87   112 1.45% to 1.80%    0.00%     0.01% to  (0.35)%
   2003...............................   3,691 14.99 to 14.92    55 1.45% to 1.80%    0.00%    44.07% to   43.56%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                   Net Assets       Expenses as a  Investment
                                              --------------------- % of Average     Income          Total
                                      Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                    --------- -------------- ------ -------------- ---------- --------------------
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2007............................ 1,294,362 10.02 to  9.77 13,805 1.15% to 2.55%    5.89%      3.46% to  (3.46)%
   2006............................   815,961 10.91 to 10.43  8,850 1.45% to 2.10%    5.81%      3.98% to    3.29%
   2005............................   727,191 10.50 to 10.33  7,593 1.45% to 1.80%    4.06%      2.36% to    2.00%
   2004............................   548,039 10.25 to 10.12  5,599 1.45% to 1.80%    2.76%      1.34% to    0.98%
   2003............................   116,521 10.12 to 10.07  1,178 1.45% to 1.80%    1.64%      1.47% to    1.11%
 VT Worldwide Health Sciences
   Fund
   2007............................   149,174 15.18 to 14.89  2,220 1.45% to 1.80%    0.00%      4.62% to    4.25%
   2006............................   149,625 14.50 to 10.44  2,124 1.45% to 2.10%    0.00%    (1.45)% to  (2.10)%
   2005............................    77,332 14.72 to 11.78  1,118 1.45% to 1.80%    0.00%      5.48% to    5.11%
   2004............................    58,737 13.95 to 11.20    803 1.45% to 1.80%    0.00%      4.70% to    4.33%
   2003............................    20,729 13.33 to 13.27    276 1.45% to 1.80%    0.00%     28.09% to   27.64%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund --
   Class 2
   2007............................     3,499 12.44 to 12.33     43 1.45% to 1.70%    0.28%     10.11% to    9.83%
   2006............................     3,497 11.30 to 10.72     39 1.45% to 2.10%    0.00%      4.17% to    3.49%
   2005............................     1,486 10.85 to 10.80     17 1.45% to 1.70%    0.00%      2.07% to    1.81%
Federated Insurance Series
 Federated American Leaders Fund II
   -- Primary Shares
   2007............................    20,560 11.95 to 11.95    246 1.40% to 1.40%    3.06%   (10.93)% to (10.93)%
   2006............................    41,427 13.42 to 13.42    556 1.40% to 1.40%    2.44%     15.18% to   15.18%
   2005............................    56,133 11.65 to 11.65    654 1.40% to 1.40%    1.54%      3.56% to    3.56%
   2004............................    63,965 11.25 to 11.25    719 1.40% to 1.40%    1.41%      8.24% to    8.24%
   2003............................    64,306 10.39 to 10.39    668 1.40% to 1.40%    1.56%     25.91% to   25.91%
 Federated Capital Income Fund II
   2007............................    22,066  9.92 to  9.92    219 1.40% to 1.40%    5.95%      2.57% to    2.57%
   2006............................    37,074  9.67 to  9.67    359 1.40% to 1.40%    6.00%     14.03% to   14.03%
   2005............................    44,491  8.48 to  8.48    377 1.40% to 1.40%    5.50%      4.80% to    4.80%
   2004............................    58,257  8.09 to  8.09    471 1.40% to 1.40%    4.40%      8.38% to    8.38%
   2003............................    59,546  7.47 to  7.47    445 1.40% to 1.40%    6.45%     18.99% to   18.99%
 Federated High Income Bond
   Fund II -- Primary Shares
   2007............................    20,369 12.95 to 12.95    264 1.40% to 1.40%    8.33%      1.97% to    1.97%
   2006............................    39,819 12.70 to 12.70    506 1.40% to 1.40%    7.91%      9.26% to    9.26%
   2005............................    37,407 11.62 to 11.62    435 1.40% to 1.40%    8.36%      1.23% to    1.23%
   2004............................    34,885 11.48 to 11.48    401 1.40% to 1.40%    7.21%      8.91% to    8.91%
   2003............................    42,992 10.54 to 10.54    453 1.40% to 1.40%    7.69%     20.51% to   20.51%
 Federated High Income Bond
   Fund II -- Service Shares
   2007............................   594,397 13.94 to 10.97  8,284 1.45% to 2.10%    7.26%      1.68% to    1.01%
   2006............................   517,591 13.71 to 10.86  7,095 1.45% to 2.10%    7.69%      8.97% to    8.25%
   2005............................   369,658 12.81 to 10.05  4,658 1.45% to 1.85%    6.59%      0.79% to    0.44%
   2004............................   178,884 12.73 to 11.06  2,243 1.45% to 1.80%    6.04%      8.56% to    8.18%
   2003............................   115,982 11.75 to 11.44  1,344 1.45% to 1.80%    6.55%     20.03% to   19.60%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                       Net Assets       Expenses as a  Investment
                                                  --------------------- % of Average     Income          Total
                                          Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                        --------- -------------- ------ -------------- ---------- --------------------
 Federated Kaufmann Fund II --
   Service Shares
   2007................................   199,236 22.03 to 21.67  4,211 1.45% to 1.80%    1.68%     18.87% to   18.45%
   2006................................   196,003 18.54 to 12.00  3,466 1.45% to 2.10%    0.58%     12.94% to   12.20%
   2005................................   169,389 16.41 to 12.63  2,662 1.45% to 1.80%    0.00%      9.27% to    8.89%
   2004................................   117,009 15.02 to 11.59  1,715 1.45% to 1.80%    0.00%     12.82% to   12.42%
   2003................................    30,395 13.31 to 13.28    404 1.45% to 1.80%    0.00%     33.13% to   32.81%
Fidelity(R) Variable Insurance Products
  Fund
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2007................................    25,274 13.73 to 13.73    347 1.40% to 1.40%    6.49%     13.88% to   13.88%
   2006................................    23,134 12.06 to 12.06    279 1.40% to 1.40%    2.81%      5.82% to    5.82%
   2005................................    26,984 11.40 to 11.40    307 1.40% to 1.40%    2.79%      2.59% to    2.59%
   2004................................    28,918 11.11 to 11.11    321 1.40% to 1.40%    2.59%      3.99% to    3.99%
   2003................................    29,599 10.68 to 10.68    316 1.40% to 1.40%    3.81%     16.33% to   16.33%
 VIP Asset Manager/SM/ Portfolio --
   Service Class 2
   2007................................    88,970 12.70 to 12.12  1,092 1.45% to 1.85%    5.68%     13.50% to   13.03%
   2006................................   105,495 11.19 to 10.68  1,146 1.45% to 2.10%    2.33%      5.59% to    4.89%
   2005................................    67,242 10.60 to 10.19    698 1.45% to 2.10%    0.33%      2.28% to    1.87%
   2004................................     1,649 10.36 to 10.35     17 1.45% to 1.60%    0.00%      3.63% to    3.52%
 VIP Balanced Portfolio -- Service
   Class 2
   2007................................   734,604 11.17 to 10.05  8,065 1.45% to 2.55%    3.79%     10.61% to    0.71%
   2006................................   108,030 10.43 to 10.36  1,122 1.45% to 2.45%    0.00%      4.30% to    3.60%
 VIP Contrafund(R) Portfolio -- Initial
   Class
   2007................................   120,994 20.02 to 20.02  2,423 1.40% to 1.40%    4.58%     15.94% to   15.94%
   2006................................   185,766 17.27 to 17.27  3,208 1.40% to 1.40%    1.28%     10.16% to   10.16%
   2005................................   216,686 15.68 to 15.68  3,397 1.40% to 1.40%    0.30%     15.31% to   15.31%
   2004................................   211,508 13.60 to 13.60  2,876 1.40% to 1.40%    0.34%     13.86% to   13.86%
   2003................................   230,813 11.94 to 11.94  2,756 1.40% to 1.40%    0.49%     26.67% to   26.67%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2007................................ 2,178,605  9.80 to 10.97 36,516 1.15% to 2.55%    6.02%   (34.76)% to   14.76%
   2006................................ 1,669,583 15.22 to 11.89 25,289 1.45% to 2.10%    1.07%      9.82% to    9.10%
   2005................................ 1,223,385 14.41 to 13.72 17,192 1.45% to 1.80%    0.10%     14.96% to   14.55%
   2004................................   518,404 12.55 to 11.96  6,394 1.45% to 1.80%    0.15%     13.49% to   13.09%
   2003................................   229,971 11.08 to 10.57  2,509 1.45% to 1.80%    0.22%     26.34% to   25.89%
 VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2
   2007................................    23,726 16.59 to 16.31    390 1.45% to 1.80%    6.24%      5.17% to    4.80%
   2006................................    13,774 15.77 to 12.36    216 1.45% to 2.10%    0.26%     12.17% to   11.43%
   2005................................    11,160 14.06 to 12.65    157 1.45% to 1.70%    0.00%     18.93% to   18.63%
   2004................................       624 11.82 to 10.67      8 1.45% to 1.70%    0.00%      0.00% to  (0.44)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                      Net Assets       Expenses as a  Investment
                                                 --------------------- % of Average     Income          Total
                                         Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                       --------- -------------- ------ -------------- ---------- -------------------
 VIP Equity-Income Portfolio --
   Initial Class
   2007...............................    78,815 15.21 to 15.21  1,199 1.40% to 1.40%    1.95%       0.10% to  0.10%
   2006...............................   124,294 15.19 to 15.19  1,888 1.40% to 1.40%    4.53%      18.52% to 18.52%
   2005...............................   172,214 12.82 to 12.82  2,208 1.40% to 1.40%    2.06%       4.39% to  4.39%
   2004...............................   187,385 12.28 to 12.28  2,301 1.40% to 1.40%    1.56%       9.97% to  9.97%
   2003...............................   197,885 11.17 to 11.17  2,210 1.40% to 1.40%    1.82%      28.51% to 28.51%
 VIP Equity-Income Portfolio --
   Service Class 2
   2007............................... 1,070,884  9.64 to  9.38 13,459 1.15% to 2.55%    2.64%   (45.31)% to (9.14)%
   2006...............................   669,782 13.03 to 12.16  8,918 1.45% to 2.10%    4.24%      18.20% to 17.42%
   2005...............................   651,537 12.49 to 10.36  7,340 1.45% to 1.85%    1.75%       4.04% to  3.65%
   2004...............................   569,801 12.04 to 10.52  6,164 1.45% to 1.80%    1.15%       9.62% to  9.23%
   2003...............................   338,487 10.05 to  9.62  3,328 1.45% to 1.80%    0.98%      28.14% to  7.69%
 VIP Growth & Income Portfolio --
   Initial Class
   2007...............................    41,008 13.71 to 13.71    562 1.40% to 1.40%    4.94%     10.55% to  10.55%
   2006...............................    74,507 12.40 to 12.40    924 1.40% to 1.40%    0.96%     11.60% to  11.60%
   2005...............................    96,118 11.11 to 11.11  1,068 1.40% to 1.40%    1.52%      6.13% to   6.13%
   2004...............................   108,648 10.47 to 10.47  1,138 1.40% to 1.40%    0.90%      4.31% to   4.31%
   2003...............................   116,496 10.04 to 10.04  1,169 1.40% to 1.40%    1.18%     22.05% to  22.05%
 VIP Growth & Income Portfolio --
   Service Class 2
   2007...............................   278,837 12.76 to 13.12  3,625 1.45% to 1.80%    4.09%     10.23% to   9.83%
   2006...............................   296,700 11.58 to 11.93  3,505 1.45% to 2.10%    0.70%     11.22% to  10.49%
   2005...............................   305,237 11.57 to 10.31  3,242 1.45% to 1.80%    1.22%      5.85% to   5.47%
   2004...............................   260,302 10.96 to  9.76  2,615 1.45% to 1.80%    0.56%      3.99% to   3.62%
   2003...............................   127,353  9.89 to  9.41  1,224 1.45% to 1.80%    0.85%     21.66% to  21.22%
 VIP Growth Opportunities Portfolio
   -- Initial Class
   2007...............................    30,097 11.00 to 11.00    331 1.40% to 1.40%    0.00%     21.45% to  21.45%
   2006...............................    46,104  9.06 to  9.06    418 1.40% to 1.40%    0.74%      3.98% to   3.98%
   2005...............................    60,379  8.71 to  8.71    526 1.40% to 1.40%    0.93%      7.37% to   7.37%
   2004...............................    69,551  8.11 to  8.11    564 1.40% to 1.40%    0.56%      5.69% to   5.69%
   2003...............................    91,860  7.68 to  7.68    705 1.40% to 1.40%    0.78%     28.06% to  28.06%
 VIP Growth Portfolio -- Initial Class
   2007...............................    73,108 13.65 to 13.65    998 1.40% to 1.40%    0.93%     25.18% to  25.18%
   2006...............................   101,370 10.90 to 10.90  1,105 1.40% to 1.40%    0.41%      5.36% to   5.36%
   2005...............................   128,725 10.35 to 10.35  1,332 1.40% to 1.40%    0.51%      4.32% to   4.32%
   2004...............................   150,434  9.92 to  9.92  1,492 1.40% to 1.40%    0.27%      1.93% to   1.93%
   2003...............................   167,788  9.73 to  9.73  1,633 1.40% to 1.40%    0.28%     30.99% to  30.99%
 VIP Growth Portfolio -- Service
   Class 2
   2007...............................   203,223 11.05 to 13.41  2,367 1.45% to 2.10%    0.46%     24.81% to  23.99%
   2006...............................   221,605  8.85 to 10.82  2,071 1.45% to 2.10%    0.16%      5.03% to   4.34%
   2005...............................   229,870 11.12 to  8.35  2,037 1.45% to 1.85%    0.25%      3.98% to   3.61%
   2004...............................   223,397 10.72 to  8.05  1,914 1.45% to 1.80%    0.11%      1.63% to   1.27%
   2003...............................   134,614  8.88 to  7.93  1,133 1.45% to 1.80%    0.09%     30.62% to  30.16%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                    Net Assets       Expenses as a  Investment
                                               --------------------- % of Average     Income          Total
                                       Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                     --------- -------------- ------ -------------- ---------- --------------------
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2007.............................   347,294 10.09 to 10.04  3,497 1.15% to 2.55%    0.10%      16.01% to   0.55%
 VIP Mid Cap Portfolio -- Service
   Class 2
   2007.............................   932,561  9.78 to 10.55 18,948 1.15% to 2.55%    0.60%   (38.24)% to    8.25%
   2006.............................   828,300 22.09 to 12.19 15,885 1.40% to 2.10%    1.17%     10.84% to   10.05%
   2005.............................   727,992 19.93 to 11.09 12,602 1.40% to 1.85%    0.00%     16.37% to   10.86%
   2004.............................   389,465 17.13 to 13.15  5,774 1.40% to 1.80%    0.00%     22.91% to   22.41%
   2003.............................   243,437 13.94 to 11.89  2,946 1.40% to 1.80%    0.21%     39.35% to   35.77%
 VIP Overseas Portfolio -- Initial
   Class
   2007.............................    39,584 16.41 to 16.41    650 1.40% to 1.40%    3.25%     15.66% to   15.66%
   2006.............................    57,246 14.19 to 14.19    812 1.40% to 1.40%    1.60%     16.43% to   16.43%
   2005.............................    65,193 12.19 to 12.19    794 1.40% to 1.40%    1.18%     17.39% to   17.39%
   2004.............................    73,980 10.38 to 10.38    768 1.40% to 1.40%    1.20%     12.04% to   12.04%
   2003.............................    80,335  9.26 to  9.26    744 1.40% to 1.40%    0.82%     41.37% to   41.37%
 VIP Value Strategies Portfolio --
   Service Class 2
   2007.............................    33,726 13.52 to 13.34    454 1.45% to 1.80%    6.67%      3.90% to    3.53%
   2006.............................    22,966 13.01 to 11.65    298 1.45% to 2.10%    1.92%     14.33% to   13.58%
   2005.............................    23,798 11.38 to 11.33    271 1.45% to 1.70%    0.09%      0.95% to    0.69%
   2004.............................    11,647 11.27 to 11.25    131 1.45% to 1.70%    0.00%     12.74% to   12.55%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities Fund --
   Class 2 Shares
   2007............................. 8,556,750 12.40 to  9.63 97,169 1.45% to 2.55%    3.41%     3.33% to   (5.51)%
   2006............................. 2,999,655 12.13 to 11.29 34,118 1.45% to 2.10%    2.54%     16.53% to   15.76%
   2005.............................   380,704 10.41 to  9.75  3,812 1.45% to 2.10%    0.04%      4.07% to  (2.48)%
 Franklin Large Cap Growth
   Securities Fund -- Class 2 Shares
   2007.............................    46,099 14.93 to 10.42    662 1.45% to 1.95%    0.82%      4.68% to    4.18%
   2006.............................    82,175 14.27 to 10.90  1,037 1.45% to 1.85%    0.70%      9.29% to    8.85%
   2005.............................    27,455 13.05 to 12.99    358 1.45% to 1.60%    0.57%    (0.40)% to  (0.55)%
   2004.............................    19,546 13.11 to 13.06    255 1.45% to 1.60%    0.43%      6.37% to    6.21%
   2003.............................     7,110 12.32 to 12.30     87 1.45% to 1.60%    0.30%     25.11% to   24.92%
 Franklin Templeton VIP Founding
   Funds Allocation Fund -- Class 2
   Shares
   2007.............................   805,962  9.92 to  9.88  7,970 1.45% to 2.55%    0.00%     (2.52)% to (3.43)%
 Mutual Shares Securities Fund --
   Class 2 Shares
   2007.............................   371,527 17.38 to 10.99  5,631 1.45% to 2.20%    2.25%      1.97% to    1.19%
   2006.............................   223,286 17.04 to 12.40  3,155 1.45% to 1.85%    1.19%     16.67% to   16.20%
   2005.............................    33,351 14.61 to 14.44    485 1.45% to 1.80%    0.94%      8.96% to    8.57%
   2004.............................    27,794 13.41 to 13.30    371 1.45% to 1.80%    0.78%     11.00% to   10.61%
   2003.............................    11,623 12.08 to 12.02    141 1.45% to 1.80%    0.50%     23.33% to   22.90%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                   Net Assets      Expenses as a  Investment
                                              -------------------- % of Average     Income          Total
                                       Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                      ------- -------------- ----- -------------- ---------- --------------------
 Templeton Foreign Securities Fund --
   Class 1 Shares
   2007..............................   5,660 15.26 to 15.26    86 1.40% to 1.40%    2.39%     14.16% to   14.16%
   2006..............................   9,537 13.37 to 13.37   127 1.40% to 1.40%    1.46%     20.00% to   20.00%
   2005..............................   3,684 11.14 to 11.14    41 1.40% to 1.40%    1.40%      8.94% to    8.94%
 Templeton Foreign Securities Fund --
   Class 2 Shares
   2007.............................. 341,692 21.54 to 12.18 5,688 1.45% to 2.20%    2.13%     13.77% to   12.90%
   2006.............................. 190,711 18.93 to 12.96 3,124 1.45% to 1.85%    1.19%     19.69% to   19.20%
   2005..............................  90,508 15.82 to 15.63 1,424 1.45% to 1.80%    1.14%      8.58% to    8.19%
   2004..............................  78,991 14.57 to 14.45 1,147 1.45% to 1.80%    1.06%     16.81% to   16.40%
   2003..............................  44,437 12.47 to 12.41   553 1.45% to 1.80%    0.05%     30.30% to   29.84%
 Templeton Global Asset Allocation
   Fund -- Class 2 Shares
   2007..............................  40,256 19.77 to 19.40   792 1.45% to 1.80%   17.82%      8.41% to    8.02%
   2006..............................  30,427 18.24 to 12.29   553 1.45% to 1.85%    6.66%     19.36% to   18.88%
   2005..............................  24,283 15.28 to 15.10   370 1.45% to 1.80%    2.78%      2.06% to    1.70%
   2004..............................   8,402 14.97 to 14.85   125 1.45% to 1.80%    2.89%     14.04% to   13.64%
   2003..............................   2,370 13.13 to 13.07    32 1.45% to 1.80%    1.27%     30.04% to   29.58%
 Templeton Global Income Securities
   Fund -- Class 1 Shares
   2007..............................   7,313 11.87 to 11.87    87 1.40% to 1.40%    3.59%      9.71% to    9.71%
   2006..............................  16,256 10.82 to 10.82   176 1.40% to 1.40%    3.20%     11.56% to   11.56%
   2005..............................  22,046  9.70 to  9.70   214 1.40% to 1.40%    2.36%    (4.27)% to  (4.27)%
   2004..............................     395 10.13 to 10.13     4 1.40% to 1.40%    0.00%      1.28% to    1.28%
 Templeton Growth Securities Fund --
   Class 2 Shares
   2007.............................. 185,703 11.15 to 11.08 2,066 1.45% to 1.80%    1.50%      0.86% to    0.49%
   2006..............................  40,008 11.05 to 10.98   442 1.45% to 2.45%    0.33%     10.55% to    9.80%
GE Investments Funds, Inc.
 Income Fund
   2007.............................. 317,169 13.99 to 11.60 3,774 1.40% to 1.80%    5.76%      3.35% to    2.93%
   2006.............................. 571,907 13.54 to 10.19 6,423 1.40% to 2.10%    6.48%      2.92% to    2.18%
   2005.............................. 347,018 13.15 to 10.21 3,986 1.40% to 1.80%    4.97%      0.61% to    0.21%
   2004.............................. 361,702 13.07 to 10.18 4,152 1.40% to 1.80%    5.88%      1.97% to    1.56%
   2003.............................. 230,598 12.82 to 10.81 2,692 1.40% to 1.80%    6.61%      2.15% to    1.73%
 International Equity Fund
   2007..............................  13,233 16.63 to 16.63   220 1.40% to 1.40%    1.73%     21.25% to   21.25%
   2006..............................  14,355 13.72 to 13.72   197 1.40% to 1.40%    1.10%     22.95% to   22.95%
   2005..............................  15,925 11.16 to 11.16   178 1.40% to 1.40%    1.03%     16.55% to   16.55%
   2004..............................  22,411  9.57 to  9.57   215 1.40% to 1.40%    1.06%     14.23% to   14.23%
   2003..............................  26,855  8.38 to  8.38   225 1.40% to 1.40%    0.86%     35.98% to   35.98%
 Mid-Cap Equity Fund
   2007.............................. 475,563  9.75 to 10.21 6,953 1.15% to 2.55%    2.22%   (43.45)% to    3.13%
   2006.............................. 376,443 17.79 to 11.12 5,515 1.40% to 2.10%    1.52%      6.89% to    6.13%
   2005.............................. 406,786 16.64 to 10.49 5,654 1.40% to 1.85%    2.60%     10.18% to    4.91%
   2004.............................. 386,807 15.11 to 11.91 4,924 1.40% to 1.80%    1.12%     14.40% to   13.94%
   2003.............................. 348,239 13.21 to 10.45 3,932 1.40% to 1.80%    1.57%     31.08% to   30.55%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                             Net Assets       Expenses as a  Investment
                                       ---------------------- % of Average     Income          Total
                               Units     Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                             --------- -------------- ------- -------------- ---------- --------------------
 Money Market Fund
   2007..................... 7,478,410 12.09 to 10.44  11,295 1.40% to 2.20%    4.78%      3.45% to    2.60%
   2006..................... 6,001,548 11.69 to 10.30   9,298 1.40% to 2.10%    4.54%      3.17% to    2.43%
   2005..................... 4,481,391 11.33 to  0.99   6,895 1.40% to 1.85%    2.76%      1.37% to    0.69%
   2004..................... 3,989,644 11.18 to  0.98   6,254 1.40% to 1.80%    1.00%    (0.46)% to  (0.86)%
   2003..................... 2,334,195 11.23 to  0.99   4,517 1.40% to 1.80%    0.79%    (0.63)% to  (1.03)%
 Premier Growth Equity Fund
   2007.....................   163,769 10.21 to 11.13   1,819 1.40% to 1.80%    0.42%      3.86% to    3.43%
   2006.....................   240,727  9.83 to 10.72   2,512 1.40% to 2.10%    0.41%      7.55% to    6.78%
   2005.....................   293,875 11.13 to  9.14   2,829 1.40% to 1.80%    0.37%   (0.12)% to   (0.53)%
   2004.....................   308,207 11.17 to  9.15   2,920 1.40% to 1.80%    0.65%      5.53% to    5.11%
   2003.....................   298,708  9.64 to  8.67   2,661 1.40% to 1.80%    0.19%     27.11% to   26.60%
 Real Estate Securities Fund
   2007.....................   184,849 26.60 to 19.42   3,739 1.40% to 1.80%    6.36%   (16.06)% to (16.40)%
   2006.....................   197,475 31.69 to 13.26   4,802 1.40% to 2.10%    2.92%     31.17% to   30.24%
   2005.....................   191,031 24.16 to 14.85   3,569 1.40% to 1.80%    6.63%     10.22% to    9.78%
   2004.....................   137,678 21.92 to 13.51   2,430 1.40% to 1.80%    6.94%     30.51% to   29.99%
   2003.....................    74,748 16.79 to 12.46   1,082 1.40% to 1.80%    9.97%     35.46% to   24.62%
 S&P 500(R) Index Fund
   2007..................... 3,517,982  9.69 to  9.82  42,063 1.15% to 2.55%    1.73%   (53.88)% to  (2.71)%
   2006..................... 3,485,365 12.17 to 11.52  40,507 1.40% to 2.10%    1.68%     13.82% to   13.01%
   2005..................... 3,620,472 11.98 to  9.85  37,084 1.40% to 1.80%    1.73%      3.05% to    2.63%
   2004..................... 3,112,538 11.66 to  9.58  31,124 1.40% to 1.80%    2.03%      8.91% to    8.47%
   2003..................... 2,052,888  9.53 to  8.82  18,994 1.40% to 1.80%    1.60%     26.48% to   25.97%
 Small-Cap Equity Fund
   2007.....................   400,457 17.74 to 11.34   5,981 1.40% to 1.85%    3.04%      0.95% to    0.48%
   2006.....................   427,366 17.58 to 11.25   6,337 1.40% to 2.10%    0.78%     11.69% to   10.89%
   2005.....................   412,644 15.74 to 12.45   5,519 1.40% to 1.80%    1.09%      8.00% to    7.57%
   2004.....................   380,119 14.57 to 11.57   4,710 1.40% to 1.80%    5.83%     13.53% to   13.08%
   2003.....................   351,784 12.83 to 10.23   3,857 1.40% to 1.80%    0.08%     28.33% to   21.88%
 Total Return Fund -- Class 1 Shares
   2007..................... 2,365,482 16.40 to 12.50  34,267 1.40% to 2.10%    2.44%     10.11% to    9.32%
   2006..................... 2,336,793 14.89 to 11.44  30,823 1.40% to 2.10%    1.96%     12.16% to   11.37%
   2005..................... 1,810,784 13.28 to 10.27  21,850 1.40% to 2.10%    2.28%      2.80% to    1.81%
   2004.....................   728,066 12.99 to 11.21   8,902 1.40% to 1.80%    2.48%     10.33% to    6.24%
   2003.....................   130,149 12.18 to 11.41   1,538 1.40% to 1.80%    1.76%     18.63% to   14.09%
 Total Return Fund -- Class 3 Shares
   2007..................... 8,909,381 11.67 to 10.42 101,761 1.40% to 2.55%    3.58%      9.89% to    6.37%
   2006..................... 2,539,286 10.62 to 10.55  26,848 1.40% to 2.45%    4.45%      6.24% to    5.49%
 U.S. Equity Fund
   2007.....................   143,327 14.11 to 12.17   1,768 1.40% to 1.80%    0.81%      6.49% to    6.06%
   2006.....................   237,436 13.25 to 11.47   2,860 1.40% to 2.10%    1.37%     14.50% to   13.69%
   2005.....................   283,750 11.57 to  9.53   3,031 1.40% to 1.80%    1.08%      1.08% to    0.67%
   2004.....................   340,993 11.45 to  9.46   3,690 1.40% to 1.80%    1.35%      6.65% to    6.22%
   2003.....................   347,925 10.74 to  8.89   3,554 1.40% to 1.80%    0.93%     21.55% to   21.06%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                    Net Assets      Expenses as a  Investment
                                               -------------------- % of Average     Income          Total
                                        Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                       ------- -------------- ----- -------------- ---------- -------------------
 Value Equity Fund
   2007............................... 163,427 12.70 to 13.19 2,133 1.45% to 1.80%    1.91%     8.49% to    8.11%
   2006............................... 179,951 11.71 to 11.74 2,167 1.45% to 2.10%    1.85%    16.15% to   15.38%
   2005............................... 179,238 11.83 to  9.99 1,863 1.45% to 1.80%    1.29%     2.56% to    2.19%
   2004............................... 162,869 11.56 to  9.76 1,657 1.45% to 1.80%    1.31%     7.98% to    7.60%
   2003............................... 135,429  9.62 to  9.06 1,275 1.45% to 1.80%    1.85%    22.26% to   21.82%
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income
   Fund
   2007...............................  15,174 12.97 to 12.97   197 1.40% to 1.40%    2.81%     0.07% to    0.07%
   2006...............................  25,952 12.96 to 12.96   336 1.40% to 1.40%    1.42%    20.92% to   20.92%
   2005...............................  48,438 10.72 to 10.72   519 1.40% to 1.40%    1.67%     2.48% to    2.48%
   2004...............................  47,728 10.46 to 10.46   499 1.40% to 1.40%    1.57%    17.13% to   17.13%
   2003...............................  50,734  8.93 to  8.93   453 1.40% to 1.40%    1.45%    22.62% to   22.62%
 Goldman Sachs Mid Cap Value Fund
   2007...............................  91,608 25.69 to 11.78 1,694 1.40% to 2.10%    2.96%     1.75% to    1.02%
   2006............................... 121,653 25.25 to 11.66 2,488 1.40% to 2.10%    2.89%    14.54% to   13.73%
   2005............................... 118,616 22.04 to 10.27 2,311 1.40% to 1.85%    3.15%    13.89% to    2.67%
   2004...............................  95,801 19.81 to 19.81 1,898 1.40% to 1.40%    4.39%    24.12% to   24.12%
   2003............................... 106,801 15.96 to 15.96 1,705 1.40% to 1.40%    0.91%    26.60% to   26.60%
J.P. Morgan Series Trust II
 Bond Portfolio
   2007............................... 178,732 11.12 to 10.17 1,972 1.45% to 1.85%    6.89%   (0.15)% to  (0.56)%
   2006............................... 178,097 11.13 to 10.23 1,970 1.45% to 1.85%    4.13%     2.63% to    2.22%
   2005............................... 174,160 10.85 to 10.72 1,880 1.45% to 1.80%    4.36%     1.32% to    0.97%
   2004............................... 119,093 10.71 to 10.62 1,271 1.45% to 1.80%    3.39%     2.78% to    2.41%
   2003...............................  31,821 10.42 to 10.37   331 1.45% to 1.80%    0.63%     2.21% to    1.85%
 International Equity Portfolio
   2007...............................  24,636 21.25 to 14.27   519 1.45% to 1.85%    0.94%     7.74% to    7.30%
   2006...............................  18,670 19.73 to 13.29   365 1.45% to 1.85%    0.75%    20.27% to   19.79%
   2005...............................  10,475 16.40 to 16.21   171 1.45% to 1.80%    0.72%     9.09% to    8.71%
   2004...............................   6,873 14.98 to 14.91   102 1.60% to 1.80%    0.48%    16.48% to   16.24%
   2003...............................   1,923 12.86 to 12.83    24 1.60% to 1.80%    0.00%    30.33% to   30.06%
 Mid Cap Value Portfolio
   2007............................... 181,666 19.38 to 11.62 3,485 1.45% to 1.85%    2.35%     0.96% to    0.55%
   2006............................... 189,170 19.20 to 11.55 3,600 1.45% to 1.85%    1.75%    15.15% to   14.68%
   2005............................... 186,166 16.67 to 16.48 3,090 1.45% to 1.80%    0.96%     7.63% to    7.25%
   2004............................... 141,948 15.49 to 15.36 2,191 1.45% to 1.80%    0.56%    19.30% to   18.88%
   2003...............................  64,936 12.98 to 12.92   842 1.45% to 1.80%    0.31%    27.75% to   27.30%
 Small Company Portfolio
   2007...............................  23,380 17.34 to 17.01   402 1.45% to 1.80%    0.51%   (7.04)% to  (7.38)%
   2006...............................  25,985 18.65 to 11.24   482 1.45% to 1.85%    0.78%    13.34% to   12.88%
   2005...............................  27,264 16.45 to 16.26   446 1.45% to 1.80%    0.00%     1.92% to    1.56%
   2004...............................  22,184 16.14 to 16.01   358 1.45% to 1.80%    0.00%    25.33% to   24.88%
   2003...............................   7,495 12.88 to 12.82    96 1.45% to 1.80%    0.00%    34.01% to   33.53%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                       Net Assets      Expenses as a  Investment
                                                  -------------------- % of Average     Income          Total
                                           Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                          ------- -------------- ----- -------------- ---------- --------------------
 U.S. Large Cap Core Equity Portfolio
   2007..................................  12,487 15.38 to 15.09   190 1.45% to 1.80%    1.08%      0.18% to  (0.18)%
   2006..................................  12,949 15.35 to 11.50   197 1.45% to 1.85%    1.01%     14.89% to   14.42%
   2005..................................  13,739 13.36 to 13.21   182 1.45% to 1.80%    1.17%    (0.12)% to  (0.47)%
   2004..................................  12,717 13.38 to 13.27   169 1.45% to 1.80%    0.83%      7.90% to    0.00%
   2003..................................   4,374 12.40 to 12.37    54 1.45% to 1.60%    0.00%     26.28% to   26.09%
Janus Aspen Series
 Balanced Portfolio -- Institutional
   Shares
   2007.................................. 141,408 17.81 to 17.81 2,518 1.40% to 1.40%    2.47%      8.98% to    8.98%
   2006.................................. 193,839 16.34 to 16.34 3,168 1.40% to 1.40%    1.99%      9.17% to    9.17%
   2005.................................. 280,281 14.97 to 14.97 4,195 1.40% to 1.40%    2.20%      6.45% to    6.45%
   2004.................................. 349,565 14.06 to 14.06 4,916 1.40% to 1.40%    2.20%      7.01% to    7.01%
   2003.................................. 390,966 13.14 to 13.14 5,138 1.40% to 1.40%    2.19%     12.46% to   12.46%
 Balanced Portfolio -- Service Shares
   2007.................................. 731,461 13.41 to 10.30 9,276 1.45% to 2.55%    2.34%      8.68% to    4.51%
   2006.................................. 535,990 12.34 to 11.22 6,602 1.45% to 2.10%    1.97%      8.82% to    8.10%
   2005.................................. 514,022 11.66 to 10.38 5,855 1.45% to 2.10%    2.07%      6.10% to    3.81%
   2004.................................. 526,294 11.02 to 10.61 5,668 1.45% to 1.80%    2.34%      6.72% to    6.34%
   2003.................................. 472,214 10.17 to  9.96 4,769 1.45% to 1.80%    1.98%     12.07% to   11.68%
 Flexible Bond Portfolio -- Institutional
   Shares
   2007..................................  15,368 14.57 to 14.57   224 1.40% to 1.40%    4.56%      5.53% to    5.53%
   2006..................................  22,072 13.81 to 13.81   305 1.40% to 1.40%    4.71%      2.76% to    2.76%
   2005..................................  27,043 13.44 to 13.44   363 1.40% to 1.40%    5.40%      0.58% to    0.58%
   2004..................................  29,300 13.36 to 13.36   391 1.40% to 1.40%    5.70%      2.51% to    2.51%
   2003..................................  32,282 13.03 to 13.03   421 1.40% to 1.40%    4.80%      4.91% to    4.91%
 Forty Portfolio -- Institutional Shares
   2007.................................. 132,400 21.96 to 21.96 2,908 1.40% to 1.40%    0.32%     35.07% to   35.07%
   2006.................................. 187,346 16.26 to 16.26 3,047 1.40% to 1.40%    0.33%      7.82% to    7.82%
   2005.................................. 253,827 15.08 to 15.08 3,828 1.40% to 1.40%    0.21%     11.27% to   11.27%
   2004.................................. 283,037 13.55 to 13.55 3,836 1.40% to 1.40%    0.25%     16.57% to   16.57%
   2003.................................. 298,587 11.63 to 11.63 3,472 1.40% to 1.40%    0.48%     18.85% to   18.85%
 Forty Portfolio -- Service Shares
   2007.................................. 394,414  9.93 to 12.56 5,860 1.15% to 2.55%    0.21%   (12.17)% to   40.38%
   2006.................................. 162,268 11.68 to 11.15 1,844 1.45% to 2.10%    0.20%      7.54% to    6.83%
   2005..................................  56,708 12.82 to 10.76   627 1.45% to 1.80%    0.01%     10.93% to   10.54%
   2004..................................  50,273 11.58 to  9.72   504 1.45% to 1.80%    0.03%     16.26% to   15.85%
   2003..................................  26,887  9.97 to  8.38   235 1.45% to 1.80%    0.28%     18.49% to   18.07%
 Global Life Sciences Portfolio --
   Service Shares
   2007..................................   8,927 13.78 to 14.50   126 1.45% to 1.80%    0.00%     19.93% to   19.50%
   2006..................................  14,199 11.49 to 12.13   166 1.45% to 1.80%    0.00%      4.80% to    4.42%
   2005..................................  15,363 11.71 to 10.86   171 1.45% to 1.80%    0.00%     10.70% to   10.31%
   2004..................................  15,691 10.59 to  9.83   158 1.45% to 1.80%    0.00%     12.57% to   12.17%
   2003..................................  19,251  9.42 to  8.75   171 1.45% to 1.80%    0.00%     24.36% to   23.92%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                     Net Assets      Expenses as a  Investment
                                                -------------------- % of Average     Income          Total
                                         Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                        ------- -------------- ----- -------------- ---------- -------------------
 Global Technology Portfolio -- Service
   Shares
   2007................................   4,628  9.26 to 11.72    53 1.45% to 1.80%    0.29%    19.92% to   19.50%
   2006................................   7,179  7.72 to  9.81    67 1.45% to 1.80%    0.00%     6.27% to    5.89%
   2005................................   8,241  9.33 to  7.20    72 1.45% to 1.80%    0.00%     9.94% to    9.55%
   2004................................  10,494  8.50 to  6.56    83 1.45% to 1.80%    0.00%   (0.89)% to  (1.24)%
   2003................................  10,145  8.59 to  6.63    78 1.45% to 1.80%    0.00%    44.35% to   43.84%
 International Growth Portfolio --
   Institutional Shares
   2007................................  56,741 28.72 to 28.72 1,630 1.40% to 1.40%    0.58%    26.51% to   26.51%
   2006................................  80,323 22.70 to 22.70 1,823 1.40% to 1.40%    1.86%    44.97% to   44.97%
   2005................................ 113,239 15.66 to 15.66 1,773 1.40% to 1.40%    1.20%    30.45% to   30.45%
   2004................................ 124,062 12.00 to 12.00 1,489 1.40% to 1.40%    0.91%    17.28% to   17.28%
   2003................................ 130,958 10.23 to 10.23 1,340 1.40% to 1.40%    1.23%    33.03% to   33.03%
 International Growth Portfolio --
   Service Shares
   2007................................  56,739 23.01 to 26.44 1,410 1.45% to 1.80%    0.45%    26.15% to   25.70%
   2006................................  61,529 18.24 to 17.84 1,214 1.45% to 2.10%    1.85%    44.51% to   43.56%
   2005................................  71,241 16.64 to 12.50   975 1.45% to 1.80%    1.08%    30.03% to   29.57%
   2004................................  78,224 12.83 to  9.64   825 1.45% to 1.80%    0.93%    16.97% to   16.55%
   2003................................  58,962  9.71 to  8.25   541 1.45% to 1.80%    1.00%    32.58% to   32.11%
 Large Cap Growth Portfolio --
   Institutional Shares
   2007................................  99,462 12.32 to 12.32 1,225 1.40% to 1.40%    0.67%    13.47% to   13.47%
   2006................................ 157,207 10.85 to 10.85 1,706 1.40% to 1.40%    0.46%     9.82% to    9.82%
   2005................................ 202,244  9.88 to  9.88 1,999 1.40% to 1.40%    0.34%     2.83% to    2.83%
   2004................................ 221,060  9.61 to  9.61 2,125 1.40% to 1.40%    0.14%     3.05% to    3.05%
   2003................................ 239,349  9.33 to  9.33 2,232 1.40% to 1.40%    0.09%    29.89% to   29.89%
 Large Cap Growth Portfolio -- Service
   Shares
   2007................................  30,330  9.90 to 11.73   322 1.45% to 1.80%    0.52%    13.12% to   12.72%
   2006................................  36,152  8.75 to 10.41   325 1.45% to 1.80%    0.27%     9.53% to    9.14%
   2005................................  40,342  9.61 to  7.92   335 1.45% to 1.80%    0.13%     2.51% to    2.15%
   2004................................  44,074  9.39 to  7.74   361 1.45% to 1.80%    0.00%     2.69% to    2.33%
   2003................................  46,103  9.16 to  7.55   370 1.45% to 1.80%    0.00%    29.59% to   29.13%
 Mid Cap Growth Portfolio --
   Institutional Shares
   2007................................ 118,780 17.31 to 17.31 2,056 1.40% to 1.40%    0.19%    20.33% to   20.33%
   2006................................ 178,962 14.39 to 14.39 2,575 1.40% to 1.40%    0.00%    12.03% to   12.03%
   2005................................ 254,013 12.84 to 12.84 3,262 1.40% to 1.40%    0.00%    10.74% to   10.74%
   2004................................ 283,191 11.60 to 11.60 3,284 1.40% to 1.40%    0.00%    19.06% to   19.06%
   2003................................ 312,231  9.74 to  9.74 3,041 1.40% to 1.40%    0.00%    33.22% to   33.22%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                    Net Assets      Expenses as a  Investment
                                               -------------------- % of Average     Income         Total
                                        Units    Unit Value   000s  Net Assets(1)   Ratio(2)      Return(3)
                                       ------- -------------- ----- -------------- ---------- ------------------
 Mid Cap Growth Portfolio -- Service
   Shares
   2007...............................  18,858 13.00 to 17.71   274 1.45% to 1.80%    0.06%   19.97% to   19.54%
   2006...............................  30,009 10.84 to 14.82   355 1.45% to 1.80%    0.00%   11.67% to   11.27%
   2005...............................  31,390 13.42 to  9.62   335 1.45% to 1.80%    0.00%   10.41% to   10.02%
   2004...............................  41,831 12.17 to  8.73   394 1.45% to 1.80%    0.00%   18.73% to   18.31%
   2003...............................  33,173 10.27 to  7.37   266 1.45% to 1.80%    0.00%   32.81% to   32.34%
 Worldwide Growth Portfolio --
   Institutional Shares
   2007............................... 121,252 12.48 to 12.48 1,513 1.40% to 1.40%    0.72%    8.09% to    8.09%
   2006............................... 153,878 11.54 to 11.54 1,776 1.40% to 1.40%    1.71%   16.56% to   16.56%
   2005............................... 195,583  9.90 to  9.90 1,937 1.40% to 1.40%    1.37%    4.39% to    4.39%
   2004............................... 214,028  9.49 to  9.49 2,030 1.40% to 1.40%    1.02%    3.31% to    3.31%
   2003............................... 224,455  9.18 to  9.18 2,061 1.40% to 1.40%    1.09%   22.26% to   22.26%
 Worldwide Growth Portfolio -- Service
   Shares
   2007...............................  50,040 10.23 to 11.78   552 1.45% to 1.80%    0.53%    7.77% to    7.38%
   2006...............................  62,163  9.49 to 10.97   634 1.45% to 1.80%    1.59%   16.23% to   15.82%
   2005...............................  81,215  9.54 to  8.09   722 1.45% to 1.80%    1.26%    4.04% to    3.67%
   2004...............................  79,183  9.19 to  7.79   675 1.45% to 1.80%    0.89%    3.01% to    2.65%
   2003...............................  89,207  8.93 to  7.58   741 1.45% to 1.80%    0.91%   21.89% to   21.46%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Balanced
   Portfolio 1
   2007...............................   4,232 11.21 to 11.18    47 1.45% to 1.60%    1.27%    4.59% to    4.43%
   2006...............................     733 10.71 to 10.66     8 1.45% to 2.20%    0.00%    7.14% to    6.59%
 JPMorgan Insurance Trust Core Bond
   Portfolio 1
   2007............................... 144,682 10.94 to 10.80 1,553 1.45% to 2.20%    4.62%    3.96% to    4.76%
   2006...............................  84,908 10.44 to 10.39   883 1.45% to 2.20%    0.00%    4.40% to    3.87%
 JPMorgan Insurance Trust Diversified
   Equity Portfolio 1
   2007...............................  65,693 11.98 to 11.83   762 1.45% to 2.20%    0.13%    8.84% to    8.01%
 JPMorgan Insurance Trust Diversified
   Mid Cap Growth Portfolio 1
   2007...............................   3,588 11.56 to 11.49    41 1.45% to 1.80%    1.80%   15.53% to   15.12%
   2006...............................     229 10.00 to  9.95     2 1.45% to 2.20%    0.00%    0.02% to  (0.48)%
 JPMorgan Insurance Trust Equity Index
   Portfolio 1
   2007...............................  49,360 11.26 to 11.12   539 1.45% to 2.20%    0.10%    3.56% to    2.77%
 JPMorgan Insurance Trust Government
   Bond Portfolio 1
   2007............................... 126,899 11.06 to 10.92 1,374 1.45% to 2.20%    5.15%    5.92% to    5.11%
   2006...............................  82,767 10.44 to 10.39   861 1.45% to 2.20%    0.00%    4.44% to    3.92%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                       Net Assets      Expenses as a  Investment
                                                  -------------------- % of Average     Income          Total
                                           Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                           ------ -------------- ----- -------------- ---------- -------------------
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio 1
   2007................................... 78,091 11.24 to 11.10   866 1.45% to 2.20%    0.00%     9.92% to    9.08%
 JPMorgan Insurance Trust Intrepid Mid Cap
   Portfolio 1
   2007................................... 78,269 10.42 to 10.29   805 1.45% to 2.20%    0.28%     1.37% to    0.59%
   2006...................................  6,621 10.28 to 10.23    68 1.45% to 2.20%    0.00%     2.79% to    2.27%
Legg Mason Partners Variable Equity Trust
 Legg Mason Partners Variable Aggressive
   Growth Portfolio -- Class II
   2007................................... 83,475 15.72 to 11.44 1,221 1.45% to 2.10%    0.00%   (1.10)% to  (1.75)%
   2006................................... 81,172 15.90 to 11.65 1,200 1.45% to 2.10%    0.00%     9.14% to    8.43%
   2005................................... 27,586 14.57 to 12.46   396 1.45% to 1.80%    0.00%     8.06% to    7.68%
   2004................................... 15,176 13.48 to 11.56   203 1.45% to 1.80%    0.00%     7.21% to    6.83%
   2003...................................  2,529 12.56 to 12.54    32 1.60% to 1.80%    0.00%    25.61% to   25.44%
 Legg Mason Partners Variable Capital
   and Income Portfolio -- Class I
   2007................................... 10,652 10.02 to 10.02   107 1.40% to 1.40%    4.18%     0.27% to    0.27%
   2006...................................  9,139 13.49 to 13.49   123 1.40% to 1.40%    1.84%    10.99% to   10.99%
   2005................................... 12,380 12.15 to 12.15   150 1.40% to 1.40%    2.19%     1.88% to    1.88%
   2004................................... 11,632 11.93 to 11.93   139 1.40% to 1.40%    2.20%     7.21% to    7.21%
   2003................................... 10,899 11.13 to 11.13   121 1.40% to 1.40%    1.64%    14.30% to   14.30%
 Legg Mason Partners Variable Capital
   and Income Portfolio -- Class II
   2007................................... 82,775 10.00 to  9.94   825 1.45% to 2.30%    4.38%     0.02% to  (0.84)%
   2006................................... 45,209 11.69 to 11.16   502 1.45% to 2.10%    3.43%    10.63% to    9.91%
   2005...................................  6,313 10.17 to 10.15    64 1.85% to 2.10%    2.96%     1.65% to    1.54%
 Legg Mason Partners Variable
   Fundamental Value Portfolio -- Class I
   2007................................... 63,837  9.50 to  9.48   606 1.45% to 1.85%    1.66%   (7.21)% to  (7.59)%
   2006................................... 38,949 16.36 to 11.86   596 1.45% to 2.10%    1.39%    16.17% to   15.41%
   2005................................... 36,647 14.08 to 10.28   476 1.45% to 1.85%    0.77%     2.85% to    1.96%
   2004................................... 22,865 13.77 to 11.41   299 1.45% to 1.70%    0.31%     6.51% to    6.24%
   2003...................................  2,967 12.93 to 12.92    38 1.45% to 1.60%    0.00%    29.33% to   29.20%
 Legg Mason Partners Variable Investors
   Portfolio -- Class I
   2007...................................  4,876 15.19 to 15.19    74 1.40% to 1.40%    0.59%     2.44% to    2.44%
   2006................................... 15,149 14.83 to 14.83   225 1.40% to 1.40%    1.59%    16.61% to   16.61%
   2005................................... 17,059 12.72 to 12.72   217 1.40% to 1.40%    1.20%     5.04% to    5.04%
   2004................................... 17,775 12.11 to 12.11   215 1.40% to 1.40%    1.43%     8.83% to    8.83%
   2003................................... 18,400 11.12 to 11.12   205 1.40% to 1.40%    1.45%    30.48% to   30.48%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                      Net Assets       Expenses as a  Investment
                                                 --------------------- % of Average     Income         Total
                                         Units     Unit Value    000s  Net Assets(1)   Ratio(2)      Return(3)
                                       --------- -------------- ------ -------------- ---------- ------------------
Legg Mason Partners Variable Income
  Trust
 Legg Mason Partners Variable
   Strategic Bond Portfolio -- Class I
   2007...............................     5,447 14.78 to 14.78     81 1.40% to 1.40%    2.86%    0.56% to    0.56%
   2006...............................    13,982 14.70 to 14.70    206 1.40% to 1.40%    4.86%    3.56% to    3.56%
   2005...............................    22,548 14.20 to 14.20    320 1.40% to 1.40%    6.17%    1.04% to    1.04%
   2004...............................    21,371 14.05 to 14.05    300 1.40% to 1.40%    4.63%    5.15% to    5.15%
   2003...............................    27,243 13.36 to 13.36    364 1.40% to 1.40%    7.70%   11.65% to   11.65%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series
   -- Service Class Shares
   2007...............................   246,821  9.54 to 11.75  2,531 1.45% to 1.85%    0.08%    9.41% to    8.96%
   2006...............................   267,531  8.72 to 10.75  2,506 1.45% to 2.10%    0.00%    5.75% to    5.06%
   2005...............................   268,191 11.54 to  8.17  2,395 1.45% to 1.85%    0.14%    2.72% to    2.36%
   2004...............................   237,223 11.26 to  7.97  2,076 1.45% to 1.80%    0.00%    7.40% to    7.02%
   2003...............................   168,246  8.73 to  7.44  1,370 1.45% to 1.80%    0.00%   20.83% to   20.40%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2007...............................   316,313 11.68 to 12.61  3,859 1.45% to 1.80%    0.59%    8.43% to    8.04%
   2006...............................   331,356 10.77 to 11.48  3,735 1.45% to 2.10%    0.27%   11.06% to   10.33%
   2005...............................   375,666 12.27 to  9.61  3,829 1.45% to 1.80%    0.29%    5.48% to    5.10%
   2004...............................   272,593 11.66 to  9.13  2,679 1.45% to 1.80%    0.37%    9.51% to    9.13%
   2003...............................   136,000  9.23 to  8.35  1,224 1.45% to 1.80%    0.47%   20.07% to   19.64%
 MFS(R) New Discovery Series --
   Service Class Shares
   2007...............................   101,786 15.51 to 11.67  1,087 1.40% to 1.85%    2.33%    0.81% to    0.35%
   2006...............................   111,171 15.39 to 11.59  1,184 1.40% to 2.10%    0.00%   11.36% to   10.56%
   2005...............................   106,441 13.82 to  9.21  1,023 1.40% to 1.80%    0.00%    3.57% to    3.15%
   2004...............................   107,420 13.34 to  8.91  1,000 1.40% to 1.80%    0.00%    4.72% to    4.30%
   2003...............................    79,120 12.74 to  8.53    718 1.40% to 1.80%    0.00%   31.50% to   27.40%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2007...............................    62,597 12.65 to 12.42    788 1.45% to 1.80%    4.61%    1.91% to    1.55%
   2006...............................    57,222 12.42 to 10.41    707 1.45% to 1.85%    5.32%    4.85% to    4.43%
   2005...............................    47,786 11.84 to 11.70    564 1.45% to 1.80%    5.25%    0.15% to  (0.20)%
   2004...............................    20,000 11.82 to 11.73    236 1.45% to 1.80%    4.11%    5.98% to    5.61%
   2003...............................     8,082 11.16 to 11.10     91 1.45% to 1.80%    0.00%    8.50% to    8.12%
   MFS(R) Total Return Series --
     Service Class Shares
   2007............................... 1,147,271 14.29 to  9.73 13,201 1.45% to 2.55%    2.17%   2.42% to   (4.04)%
   2006...............................   663,906 13.95 to 10.95  7,790 1.45% to 2.10%    2.57%   10.01% to    9.29%
   2005...............................   364,230 12.68 to 10.02  3,960 1.45% to 2.10%    1.60%    3.13% to    0.22%
   2004...............................    53,407 12.54 to 12.44    668 1.45% to 1.80%    0.99%    9.42% to    9.03%
   2003...............................    17,846 11.46 to 11.41    204 1.45% to 1.80%    0.36%   14.32% to   13.92%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                     Net Assets      Expenses as a  Investment
                                                -------------------- % of Average     Income         Total
                                         Units    Unit Value   000s  Net Assets(1)   Ratio(2)      Return(3)
                                        ------- -------------- ----- -------------- ---------- -----------------
 MFS(R) Utilities Series --
   Service Class Shares
   2007................................ 248,119 19.15 to 24.96 5,436 1.45% to 1.80%    3.36%   25.70% to  25.25%
   2006................................ 228,573 15.24 to 13.56 4,011 1.45% to 2.10%    1.75%   29.07% to  28.22%
   2005................................ 148,613 15.97 to 11.69 2,009 1.45% to 1.80%    0.46%   14.89% to  14.48%
   2004................................ 108,178 13.93 to 10.20 1,254 1.45% to 1.80%    1.14%   27.96% to  27.51%
   2003................................  71,445 10.65 to  7.99   603 1.45% to 1.80%    2.09%   33.61% to  33.13%
Old Mutual Insurance Series Fund
 Old Mutual Growth II Portfolio
   2007................................  17,561 12.11 to 12.11   213 1.40% to 1.40%    0.13%   21.70% to  21.70%
   2006................................  22,942  9.95 to  9.95   228 1.40% to 1.40%    0.00%    5.70% to   5.70%
   2005................................  28,923  9.41 to  9.41   272 1.40% to 1.40%    0.00%    9.80% to   9.80%
   2004................................  34,223  8.57 to  8.57   293 1.40% to 1.40%    0.00%    5.12% to   5.12%
   2003................................  41,548  8.15 to  8.15   339 1.40% to 1.40%    0.00%   23.95% to  23.95%
 Old Mutual Large Cap Growth Portfolio
   2007................................  33,086 14.59 to 14.59   483 1.40% to 1.40%    0.14%   17.92% to  17.92%
   2006................................  42,161 12.38 to 12.38   522 1.40% to 1.40%    0.00%    4.07% to   4.07%
   2005................................  48,229 11.89 to 11.89   574 1.40% to 1.40%    0.00%    3.10% to   3.10%
   2004................................  60,955 11.53 to 11.53   703 1.40% to 1.40%    0.00%    7.42% to   7.42%
   2003................................  66,435 10.74 to 10.74   713 1.40% to 1.40%    0.00%   29.36% to  29.36%
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA
   2007................................  47,193 15.72 to 15.72   742 1.40% to 1.40%    2.92%    2.33% to   2.33%
   2006................................  60,908 15.37 to 15.37   936 1.40% to 1.40%    2.69%    9.60% to   9.60%
   2005................................  63,804 14.02 to 14.02   895 1.40% to 1.40%    1.75%    2.44% to   2.44%
   2004................................  65,972 13.69 to 13.69   903 1.40% to 1.40%    1.04%    8.56% to   8.56%
   2003................................  68,551 12.61 to 12.61   864 1.40% to 1.40%    3.08%   23.21% to  23.21%
 Oppenheimer Balanced Fund/VA --
   Service Shares
   2007................................ 608,007 12.46 to  9.69 6,923 1.45% to 2.55%    1.80%   2.94% to  (4.56)%
   2006................................ 289,515 12.22 to 10.88 3,362 1.45% to 2.10%    1.92%    9.25% to   8.54%
   2005................................ 116,613 11.19 to 10.02 1,277 1.45% to 2.10%    1.12%    2.17% to   0.23%
   2004................................  21,182 10.95 to 10.92   231 1.45% to 1.80%    0.00%    9.49% to   9.23%
 Oppenheimer Capital Appreciation Fund/
   VA
   2007................................  42,425 15.11 to 15.11   641 1.40% to 1.40%    0.27%   12.54% to  12.54%
   2006................................  76,363 13.43 to 13.43 1,025 1.40% to 1.40%    0.40%    6.44% to   6.44%
   2005................................  95,109 12.61 to 12.61 1,200 1.40% to 1.40%    0.92%    3.63% to   3.63%
   2004................................ 103,013 12.17 to 12.17 1,254 1.40% to 1.40%    0.34%    5.44% to   5.44%
   2003................................ 126,014 11.54 to 11.54 1,455 1.40% to 1.40%    0.36%   29.11% to  29.11%
 Oppenheimer Capital Appreciation Fund/
   VA -- Service Shares
   2007................................ 326,014 16.51 to 11.16 5,279 1.45% to 1.95%    0.01%   12.20% to  11.63%
   2006................................ 368,738 14.71 to 10.93 5,251 1.45% to 2.10%    0.19%    6.12% to   5.43%
   2005................................ 360,762 13.86 to 11.56 4,932 1.45% to 1.80%    0.68%    3.35% to   2.98%
   2004................................ 293,809 13.41 to 11.21 3,891 1.45% to 1.80%    0.15%    5.07% to   0.00%
   2003................................  76,270 12.77 to 12.71   972 1.45% to 1.80%    0.03%   28.80% to  28.34%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                Net Assets       Expenses as a  Investment
                                           --------------------- % of Average     Income          Total
                                   Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                 --------- -------------- ------ -------------- ---------- --------------------
 Oppenheimer Core Bond Fund/VA
   2007.........................    71,932 14.01 to 14.01  1,008 1.40% to 1.40%    5.57%      2.92% to    2.92%
   2006.........................   102,146 13.62 to 13.62  1,391 1.40% to 1.40%    5.64%      3.81% to    3.81%
   2005.........................   124,512 13.12 to 13.12  1,633 1.40% to 1.40%    5.23%      1.16% to    1.16%
   2004.........................   148,287 12.97 to 12.97  1,923 1.40% to 1.40%    4.71%      4.01% to    4.01%
   2003.........................   166,154 12.47 to 12.47  2,071 1.40% to 1.40%    6.06%      5.29% to    5.29%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2007.........................   660,568 16.13 to 16.47 10,803 1.45% to 1.80%    1.45%      4.53% to    4.16%
   2006.........................   563,742 15.43 to 12.69  8,844 1.45% to 2.10%    0.75%     15.67% to   14.91%
   2005.........................   408,142 14.28 to 13.22  5,554 1.45% to 1.80%    0.77%     12.41% to   12.01%
   2004.........................   278,346 12.74 to 11.78  3,373 1.45% to 1.80%    1.04%     17.16% to   16.74%
   2003.........................   184,153 10.53 to 10.08  1,916 1.45% to 1.80%    0.49%     40.79% to   40.29%
 Oppenheimer High Income
   Fund/VA
   2007.........................    17,149 12.54 to 12.54    215 1.40% to 1.40%    9.03%    (1.51)% to  (1.51)%
   2006.........................    38,076 12.74 to 12.74    485 1.40% to 1.40%    7.53%      7.90% to    7.90%
   2005.........................    44,334 11.80 to 11.80    523 1.40% to 1.40%    6.61%      0.89% to    0.89%
   2004.........................    51,734 11.70 to 11.70    605 1.40% to 1.40%    6.62%      7.44% to    7.44%
   2003.........................    61,389 10.89 to 10.89    669 1.40% to 1.40%    7.32%     22.23% to   22.23%
 Oppenheimer Main Street Fund/VA
   -- Service Shares
   2007.........................   780,090 11.92 to 10.23  9,579 1.45% to 1.95%    0.84%      2.63% to    2.30%
   2006......................... 1,041,036 11.61 to 11.56 12,274 1.45% to 2.10%    0.90%     13.10% to   12.35%
   2005.........................   782,619 11.86 to 10.17  8,335 1.45% to 1.80%    1.18%      4.21% to    3.84%
   2004.........................   745,279 11.41 to  9.78  7,647 1.45% to 1.80%    0.67%      7.56% to    7.18%
   2003.........................   611,944  9.74 to  9.11  5,837 1.45% to 1.80%    0.79%     24.61% to   24.16%
 Oppenheimer Main Street Small
   Cap Fund/VA -- Service Shares
   2007.........................   609,742  9.64 to  9.00  8,792 1.15% to 2.55%    0.26%   (62.57)% to (14.53)%
   2006.........................   308,592 19.24 to 11.80  5,729 1.45% to 2.10%    0.17%     13.00% to   12.26%
   2005.........................   276,605 17.02 to 10.53  4,618 1.45% to 1.85%    0.00%      8.13% to    5.27%
   2004.........................   190,222 15.74 to 12.38  2,960 1.45% to 1.80%    0.00%     17.45% to   17.04%
   2003.........................    92,290 13.40 to 13.34  1,235 1.45% to 1.80%    0.00%     42.15% to   41.65%
 Oppenheimer MidCap Fund/VA
   2007.........................    36,914 12.98 to 12.98    479 1.40% to 1.40%    0.00%      4.84% to    4.84%
   2006.........................    49,038 12.38 to 12.38    607 1.40% to 1.40%    0.00%      1.52% to    1.52%
   2005.........................    67,114 12.20 to 12.20    819 1.40% to 1.40%    0.00%     10.76% to   10.76%
   2004.........................    87,791 11.01 to 11.01    967 1.40% to 1.40%    0.00%     18.10% to   18.10%
   2003.........................    95,143  9.32 to  9.32    887 1.40% to 1.40%    0.00%     23.84% to   23.84%
 Oppenheimer MidCap Fund/VA --
   Service Shares
   2007.........................    19,494 16.49 to 16.22    316 1.45% to 1.80%    0.00%      4.49% to    4.12%
   2006.........................    20,325 15.78 to 10.59    316 1.45% to 2.10%    0.00%      1.22% to    0.55%
   2005.........................    17,793 15.59 to 13.25    274 1.45% to 1.80%    0.00%     10.37% to    9.98%
   2004.........................    13,851 14.13 to 12.03    191 1.45% to 1.80%    0.00%     17.70% to   17.28%
   2003.........................     7,604 12.00 to 11.97     91 1.45% to 1.80%    0.00%     20.02% to   19.73%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                     Net Assets       Expenses as a  Investment
                                                --------------------- % of Average     Income          Total
                                        Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                      --------- -------------- ------ -------------- ---------- -------------------
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class
   Shares
   2007..............................   112,900 11.44 to 11.36  1,291 1.45% to 1.70%    8.14%     6.61% to    6.34%
   2006..............................    78,885 10.73 to 10.45    846 1.45% to 2.10%    5.45%     3.05% to    2.37%
   2005..............................    65,505 10.41 to 10.40    682 1.45% to 1.70%    7.90%     4.14% to    3.96%
 Foreign Bond Portfolio (U.S. Dollar
   Hedged) -- Administrative Class
   Shares
   2007..............................    11,954 12.33 to 11.67    142 1.45% to 1.80%    3.36%     2.11% to    1.75%
   2006..............................    11,972 12.07 to 11.47    140 1.45% to 1.80%    4.23%     0.71% to    0.35%
   2005..............................    13,291 11.99 to 11.43    154 1.45% to 1.80%    3.21%     3.63% to    3.26%
   2004..............................    12,249 11.57 to 11.07    138 1.45% to 1.80%    2.94%     4.03% to    3.66%
   2003..............................    16,462 11.12 to 10.68    178 1.45% to 1.80%    2.64%     0.78% to    0.42%
 High Yield Portfolio --
   Administrative Class Shares
   2007..............................   391,542 14.37 to 10.85  5,506 1.45% to 2.10%    6.97%     1.98% to    1.31%
   2006..............................   507,230 14.09 to 10.71  6,741 1.45% to 2.10%    6.87%     7.50% to    6.79%
   2005..............................   368,012 13.11 to 10.04  4,751 1.45% to 1.85%    6.60%     2.61% to    0.42%
   2004..............................   307,070 12.78 to 11.03  3,876 1.45% to 1.80%    6.78%     7.95% to    7.57%
   2003..............................   197,646 11.84 to 11.70  2,328 1.45% to 1.80%    7.38%    21.07% to   20.64%
 Long-Term U.S. Government
   Portfolio -- Administrative Class
   Shares
   2007..............................   906,567 10.23 to 10.58 12,168 1.15% to 2.55%    4.53%    39.98% to    8.82%
   2006..............................   689,640 13.81 to  9.85  8,952 1.45% to 2.10%    5.57%   (0.31)% to  (0.97)%
   2005..............................   646,666 13.86 to  9.96  8,606 1.45% to 1.85%    4.43%     3.23% to  (0.43)%
   2004..............................   536,992 13.42 to 10.55  6,959 1.45% to 1.80%    4.35%     6.01% to    5.63%
   2003..............................   429,916 12.66 to 11.91  5,272 1.45% to 1.80%    4.02%     2.39% to    2.03%
 Low Duration Portfolio --
   Administrative Class Shares
   2007.............................. 2,419,403 10.07 to 10.39 25,886 1.15% to 2.55%    3.29%    12.33% to    5.82%
   2006..............................   128,640 10.24 to 10.15  1,313 1.45% to 2.10%    4.23%     2.47% to    1.79%
   2005..............................    70,800  9.99 to  9.97    706 1.45% to 1.85%    2.26%   (0.10)% to  (0.27)%
 Total Return Portfolio --
   Administrative Class Shares
   2007.............................. 2,192,913 10.13 to 10.51 27,935 1.15% to 2.55%    4.78%    23.46% to    7.72%
   2006.............................. 2,283,709 10.81 to 10.11 27,078 1.40% to 2.10%    5.05%     2.39% to    1.66%
   2005.............................. 1,822,587 12.27 to  9.96 21,610 1.40% to 1.85%    4.34%     1.02% to  (0.40)%
   2004.............................. 1,546,617 12.15 to 10.34 18,207 1.40% to 1.80%    2.65%     3.42% to    3.00%
   2003.............................. 1,022,714 11.76 to 10.10 11,611 1.40% to 1.80%    3.31%     3.52% to    1.01%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                      Net Assets      Expenses as a  Investment
                                                 -------------------- % of Average     Income          Total
                                          Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                         ------- -------------- ----- -------------- ---------- --------------------
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II
   2007................................. 342,398  9.65 to 10.24 4,709 1.15% to 2.55%   10.05%   (60.83)% to    3.60%
   2006................................. 203,375 18.77 to 12.42 2,659 1.45% to 2.10%    0.28%     11.97% to   11.23%
   2005.................................   4,679 16.76 to 14.72    78 1.45% to 1.80%    0.00%     19.51% to   19.08%
   2004.................................   1,137 13.99 to 12.35    16 1.60% to 1.70%    0.00%     13.42% to    0.00%
 Jennison Portfolio -- Class II
   2007.................................   6,212 16.11 to 11.80    98 1.45% to 1.85%    0.00%      9.93% to    9.48%
   2006.................................   6,298 14.66 to 10.74    90 1.45% to 2.10%    0.00%    (0.10)% to  (0.76)%
   2005.................................   4,257 14.61 to 12.75    60 1.60% to 1.80%    0.00%     12.21% to   11.98%
   2004.................................   6,109 13.02 to 12.98    79 1.60% to 1.80%    0.04%      7.47% to    7.25%
   2003.................................   5,290 12.12 to 12.10    64 1.60% to 1.80%    0.00%     21.16% to   21.00%
 Natural Resources Portfolio -- Class II
   2007................................. 144,211 10.13 to 12.90 3,101 1.15% to 2.55%   25.50%     46.22% to   24.48%
   2006.................................  58,919 17.83 to 15.26 1,048 1.45% to 2.10%    2.33%     19.96% to   19.17%
   2005.................................  20,961 14.86 to 14.83   311 1.45% to 1.80%    0.00%     48.61% to   48.25%
Rydex Variable Trust
 OTC Fund
   2007.................................  99,244  9.64 to 11.20 1,069 1.45% to 1.80%    0.07%     16.11% to   15.69%
   2006................................. 101,920  8.30 to 10.69   951 1.45% to 2.10%    0.00%      4.24% to    3.56%
   2005................................. 105,385 11.38 to  7.89   946 1.45% to 1.80%    0.00%    (0.35)% to  (0.70)%
   2004................................. 106,355 11.45 to  7.94   958 1.45% to 1.80%    0.00%      7.76% to    7.38%
   2003.................................  51,956  8.77 to  7.38   423 1.45% to 1.80%    0.00%     43.31% to   42.80%
The Universal Institutional Funds, Inc.
 Equity and Income Portfolio -- Class II
   Shares
   2007.................................  97,099  9.76 to  9.68   942 1.45% to 2.55%    0.15%    (3.59)% to  (4.67)%
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares
   2007................................. 736,728  9.50 to  9.12 8,915 1.15% to 2.55%    1.33%   (86.90)% to (12.88)%
   2006................................. 361,698 14.08 to 11.68 4,981 1.45% to 2.10%    2.30%     14.37% to   13.61%
   2005................................. 272,991 12.78 to 10.29 3,362 1.45% to 1.85%    0.75%      2.93% to    2.24%
   2004................................. 136,052 12.49 to 11.89 1,631 1.45% to 1.80%    0.52%     15.73% to   15.31%
   2003.................................  48,072 10.37 to 10.31   498 1.45% to 1.80%    0.13%     28.87% to   28.42%
 Strategic Growth Portfolio -- Class II
   Shares
   2007.................................  49,554 11.10 to 10.88   558 1.45% to 1.80%    0.00%     14.94% to   14.53%
   2006.................................  30,869  9.66 to 10.46   304 1.45% to 2.10%    0.00%      1.14% to    0.48%
   2005.................................  20,639 11.54 to  9.43   199 1.45% to 1.80%    0.01%      6.08% to    5.71%
   2004.................................  17,247 10.90 to  8.92   159 1.45% to 1.80%    0.00%      5.23% to    4.86%
   2003.................................   9,651  8.56 to  8.51    83 1.45% to 1.80%    0.00%     19.01% to   18.59%
XTF Advisors Trust
 ETF 60 Portfolio -- Class II Shares
   2007................................. 138,416  9.68 to  9.87 1,359 1.45% to 2.55%    0.00%   (22.60)% to  (2.98)%

--------
(a)Activity from Legg Mason Partners Variable Total Return Portfolio -- Class I is combined with Legg Mason Partners Variable Capital and Income Portfolio -- Class I

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

(b)Activity from Legg Mason Partners Variable Total Return Portfolio -- Class II is combined with Legg Mason Partners Variable Capital and Income Portfolio -- Class II
(c)Activity from Legg Mason Partners Variable All Cap Portfolio -- Class II is combined with Legg Mason Partners Variable Fundamental Value Portfolio -- Class I
/1/ Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, a charge for the bonus credit, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying portfolios are excluded.
/2/ The investment income ratio represents the ordinary dividends received by the Subaccount from the portfolio divided by average net assets.
/3/ The total return is represented as a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum policy charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       Consolidated Financial Statements

                 Years Ended December 31, 2007, 2006 and 2005

    (With Report of Independent Registered Public Accounting Firm Thereon)

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                               Table of Contents

                               December 31, 2007

                                                                            Page
                                                                            ----
Financial Statements:

   Report of Independent Registered Public Accounting Firm................. F-1

   Consolidated Statements of Income for the years ended December 31,
     2007, 2006 and 2005................................................... F-2

   Consolidated Balance Sheets as of December 31, 2007 and 2006............ F-3

   Consolidated Statements of Changes in Stockholders' Equity for the
     years ended December 31, 2007, 2006 and 2005.......................... F-4

   Consolidated Statements of Cash Flows for the years ended December 31,
     2007, 2006 and 2005................................................... F-5

   Notes to Consolidated Financial Statements.............................. F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying consolidated balance sheets of Genworth Life Insurance Company of New York and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

/s/  KPMG LLP

Richmond, Virginia
April 11, 2008

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)


                                                   Years ended December 31,
                                                   ----------------------
                                                    2007     2006    2005
                                                   ------   ------  ------
Revenues:
   Net investment income.......................... $301.4   $293.9  $289.7
   Premiums.......................................  214.7    220.8   222.6
   Net investment gains (losses)..................  (22.8)   (25.1)   (5.9)
   Policy fees and other income...................   18.0     12.9    12.4
                                                   ------   ------  ------
       Total revenues.............................  511.3    502.5   518.8
                                                   ------   ------  ------
Benefits and expenses:
   Benefits and other changes in policy reserves..  220.7    224.0   210.0
   Interest credited..............................  124.6    125.5   139.4
   Acquisition and operating expenses, net of
     deferrals....................................   39.5     42.1    44.8
   Amortization of deferred acquisition costs and
     intangibles..................................   42.4     38.0    33.1
                                                   ------   ------  ------
       Total benefits and expenses................  427.2    429.6   427.3
                                                   ------   ------  ------
Income before income taxes........................   84.1     72.9    91.5
Provision for income taxes........................   29.7     22.7    30.1
                                                   ------   ------  ------
Net income........................................ $ 54.4   $ 50.2  $ 61.4
                                                   ======   ======  ======

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                    December 31,
                                                                                 ------------------
                                                                                   2007      2006
                                                                                 --------  --------
Assets
Investments:
 Fixed maturity securities available-for-sale, at fair value.................... $4,181.2  $4,032.8
 Equity securities available-for-sale, at fair value............................     82.4      43.0
 Commercial mortgage loans......................................................    982.0     964.5
 Policy loans...................................................................     30.8      32.2
 Other invested assets..........................................................    105.8      66.5
                                                                                 --------  --------
   Total investments............................................................  5,382.2   5,139.0
                                                                                 --------  --------
Cash and cash equivalents.......................................................    227.6     129.9
Accrued investment income.......................................................     46.3      47.7
Deferred acquisition costs......................................................    457.2     404.1
Goodwill........................................................................     74.4      74.4
Intangible assets...............................................................     48.0      40.5
Reinsurance recoverable.........................................................  1,719.6   1,641.3
Other assets....................................................................     19.5      21.0
Separate account assets.........................................................    781.9     480.3
                                                                                 --------  --------
   Total assets................................................................. $8,756.7  $7,978.2
                                                                                 ========  ========
Liabilities and stockholders' equity
Liabilities:
 Future policy benefits......................................................... $2,063.0  $1,881.7
 Policyholder account balances..................................................  4,209.6   3,995.1
 Liability for policy and contract claims.......................................    255.8     224.7
 Unearned premiums..............................................................     57.1      54.7
 Other liabilities..............................................................    297.3     286.4
 Deferred income tax liability..................................................     87.5      84.9
 Separate account liabilities...................................................    781.9     480.3
                                                                                 --------  --------
   Total liabilities............................................................  7,752.2   7,007.8
                                                                                 --------  --------
Commitments and contingencies
Stockholders' equity:
 Common stock ($1,000 par value, 3,056 shares authorized, issued and
   outstanding).................................................................      3.1       3.1
 Additional paid-in capital.....................................................    634.8     629.5
                                                                                 --------  --------
 Accumulated other comprehensive income (loss):
   Net unrealized investment gains (losses).....................................    (30.2)      9.0
   Derivatives qualifying as hedges.............................................     13.6        --
                                                                                 --------  --------
 Total accumulated other comprehensive income (loss)............................    (16.6)      9.0
 Retained earnings..............................................................    383.2     328.8
                                                                                 --------  --------
   Total stockholders' equity...................................................  1,004.5     970.4
                                                                                 --------  --------
   Total liabilities and stockholders' equity................................... $8,756.7  $7,978.2
                                                                                 ========  ========


         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholder's Equity
                             (Amounts in millions)

                                                                      Accumulated
                                                          Additional     other                  Total
                                                   Common  paid-in   comprehensive Retained stockholders'
                                                   stock   capital   income (loss) earnings    equity
                                                   ------ ---------- ------------- -------- -------------
Balances as of January 1, 2005....................  $3.1    $628.4      $ 66.1      $228.4    $  926.0
                                                                                              --------
Comprehensive income:
   Net income.....................................    --        --          --        61.4        61.4
   Net unrealized gains (losses) on investment
     securities...................................    --        --       (33.2)         --       (33.2)
                                                                                              --------
       Total comprehensive income.................                                                28.2
Other transactions with stockholders..............    --       1.1          --          --         1.1
Dividends to stockholders.........................    --        --          --        (9.5)       (9.5)
                                                    ----    ------      ------      ------    --------
Balances as of December 31, 2005..................   3.1     629.5        32.9       280.3       945.8
                                                                                              --------
Comprehensive income:
   Net income.....................................    --        --          --        50.2        50.2
   Net unrealized gains (losses) on investment
     securities...................................    --        --       (23.9)         --       (23.9)
                                                                                              --------
       Total comprehensive income.................                                                26.3
Other transactions with stockholders..............    --        --          --        (1.7)       (1.7)
                                                    ----    ------      ------      ------    --------
Balances as of December 31, 2006..................   3.1     629.5         9.0       328.8       970.4
                                                                                              --------
Comprehensive income:
   Net income.....................................    --        --          --        54.4        54.4
   Net unrealized gains (losses) on investment
     securities...................................    --        --       (39.2)         --       (39.2)
   Derivatives qualifying as hedges...............    --        --        13.6          --        13.6
                                                                                              --------
       Total comprehensive income.................    --                                          28.8
Other transactions with stockholders..............    --       5.3          --          --         5.3
                                                    ----    ------      ------      ------    --------
Balances as of December 31, 2007..................  $3.1    $634.8      $(16.6)     $383.2    $1,004.5
                                                    ====    ======      ======      ======    ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                        Years ended December 31,
                                                     -----------------------------
                                                        2007       2006      2005
                                                     ---------  ---------  -------
Cash flows from operating activities:
 Net income......................................... $    54.4  $    50.2  $  61.4
 Adjustments to reconcile net income to net cash
   from operating activities:
   Net investment (gains) losses....................      22.8       25.1      5.9
   Charges assessed to policyholders................     (10.6)      (6.7)    (7.7)
   Purchases of trading securities..................     (11.6)     (10.3)      --
   Amortization of fixed maturity discounts and
    premiums........................................       2.3        7.5      5.9
   Acquisition costs deferred.......................     (76.3)     (52.7)   (51.0)
   Amortization of deferred acquisition costs and
    intangibles.....................................      42.4       38.0     33.1
   Deferred income taxes............................      13.3       10.6     29.3
   Changes in certain assets and liabilities:
    Accrued investment income and other assets......     (19.4)      (6.6)    11.5
    Insurance reserves..............................     229.4      256.4    268.5
    Other liabilities and other policy-related
     balances.......................................      44.4       76.7     46.9
                                                     ---------  ---------  -------
     Net cash from operating activities.............     291.1      388.2    403.8
                                                     ---------  ---------  -------
Cash flows from investing activities:
 Proceeds from sales of investments in securities...     636.4      919.1    202.8
 Proceeds from maturities of investments in
   securities.......................................     345.9      420.9    473.6
 Principal collected on commercial mortgage loans...      84.5       72.7     86.7
 Purchases of investment securities.................  (1,226.0)  (1,060.8)  (761.1)
 Commercial mortgage loan originations..............    (102.6)    (279.0)  (238.7)
 Other invested assets, net.........................       0.3         --       --
 Policy loans, net..................................       1.4       (0.6)    (0.8)
                                                     ---------  ---------  -------
     Net cash from investing activities.............    (260.1)      72.3   (237.5)
                                                     ---------  ---------  -------
Cash flows from financing activities:
 Proceeds from issuance of investment contracts.....   1,087.8      473.7    425.3
 Redemption and benefit payments on investment
   contracts........................................  (1,004.5)    (871.2)  (507.4)
 Proceeds from short-term borrowings and other,
   net..............................................        --      147.9    123.6
 Payments on short-term borrowings..................     (16.6)    (134.0)  (165.8)
 Proceeds from transfers with affiliates............        --         --      1.1
 Dividends paid to stockholders.....................        --         --     (9.5)
                                                     ---------  ---------  -------
     Net cash from financing activities.............      66.7     (383.6)  (132.7)
                                                     ---------  ---------  -------
     Net change in cash and cash equivalents........      97.7       76.9     33.6
Cash and cash equivalents at beginning of year......     129.9       53.0     19.4
                                                     ---------  ---------  -------
Cash and cash equivalents at end of year............ $   227.6  $   129.9  $  53.0
                                                     =========  =========  =======

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2007, 2006 and 2005

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   Genworth Life Insurance Company of New York (the "Company," "GLICNY," "we," "us," or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the State of New York. On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 31, 2004, we became a direct, wholly-owned subsidiary of the Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth. The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries: GLICNY Real Estate Holding, LLC and Mayflower Assignment Corporation. All intercompany accounts and transactions have been eliminated in consolidation.

   On January 1, 2007, our affiliates Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged into Genworth Life and Annuity Insurance Company ("GLAIC"), with GLAIC being the surviving entity. Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), which included AML's subsidiary Mayflower Assignment Corporation, to us in exchange for a 34.5% ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. We received regulatory approval from the New York Department of Insurance ("NYDOI") for the merger of AML into GLICNY. These mergers were part of the continuing effort of Genworth, our ultimate parent company, to simplify its operations, reduce its costs and build its brand.

   The accompanying consolidated financial statements have been represented as if the merger had been effective for all periods and was accounted for in a manner similar to a pooling of interests for entities under common control as the Company and AML were both wholly-owned subsidiaries of Genworth.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. In 2007, we elected to report separately our liabilities for future policy benefits and policyholder account balances in our consolidated balance sheets. Therefore, the respective prior year amounts have been reclassified to conform to the current year presentation.

  (c) Nature of Business

   Our product offerings are divided along two segments of consumer needs:
(i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities for the retirement market (variable and fixed) and institutional products. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our institutional products include funding agreements backing notes ("FABNs").

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are term life, universal life, whole life and long-term care insurance.

   We also have Corporate and Other activities which include income and expenses not allocated to the segments.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We distribute our products in the State of New York through financial institutions and various agencies. During 2007, 2006 and 2005, 54.9%, 63.1% and 75.7%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 33.5%, 39.7%, and 61.3%, respectively, of total product sales.

  (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for policyholder account balances.

  (e) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

  (f) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (g) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade registered securities traded in markets where estimates of fair values are readily obtained from independent pricing sources. For our less liquid securities, such as privately placed securities, we employ alternative valuation methods commonly used in the financial services industry to estimate fair value. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), sales inducements and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income. Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   As of each balance sheet date, we evaluate securities holdings in an unrealized loss position. Where we do not expect full recovery of value or do not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, we record the unrealized loss in income. When there has been an adverse change in underlying cash flows on lower quality securities holdings that represent an interest in securitized financial assets, we record the unrealized loss in income.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


  (h) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses are maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions charged to current operations and recovery of principal on loans previously charged off.

  (i) Other Invested Assets

   We engage in certain securities lending transactions for the purposes of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and; therefore, continue to report such securities as fixed maturity securities in the consolidated balance sheets.

   Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The fair value of collateral held and included in other invested assets was $49.4 million and $53.8 million as of December 31, 2007 and 2006, respectively. We had no non-cash collateral as of December 31, 2007 and 2006.

   Other invested assets include investments in limited partnerships, which are generally accounted for under the equity method of accounting. Trading securities are also included in other invested assets. Other long-term investments are stated generally at amortized cost.

  (j) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

  (k) Deferred Acquisition Costs

   Acquisition costs represents costs that vary with and are primarily related to the acquisition of insurance policies and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the policy or contract is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserves plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2007, 2006 and 2005, there were no significant charges to income recorded as a result of our DAC recoverability testing.

  (l) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2007, 2006 and 2005, there were no significant charges to income recorded as a result of our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

  (m) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows and other valuation techniques to establish fair values. For the years ended December 31, 2007, 2006 and 2005, no charges were recorded as a result of our goodwill impairment testing.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


  (n) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

  (o) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting according to Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   We designate and account for the following as cash flow hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income (loss). The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheets at its fair value, and gains and losses that were accumulated in other comprehensive income (loss) are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income (loss) and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

  (p) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

  (q) Insurance Reserves

   Future Policy Benefits

   We account for the liability for future policy benefits in accordance with SFAS No. 60, Accounting and Reporting by Insurance Enterprises. We include insurance-type contracts, such as traditional life insurance in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We account for the liability for policyholder account balances in accordance with SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

Investments. We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (r) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (s) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   We filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, GNA Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in additional paid-in capital since the liability for the contingency is assumed by GNA.

  (t) Accounting Changes

   Accounting for Uncertainty in Income Taxes

   On January 1, 2007, we adopted FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes. This guidance clarifies the criteria that must be satisfied to recognize the financial statement benefit of a position taken in our tax returns. The criteria for recognition in the consolidated financial statements set forth in FIN No. 48 require an affirmative determination that it is more likely than not, based on a tax position's technical merits, that we are entitled to the benefit of that position.

   Upon adoption of FIN No. 48 on January 1, 2007, there were no unrecognized tax benefits.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts

   On January 1, 2007, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a benefit, feature, right or coverage within an existing contract. The adoption of this standard had no impact on our consolidated results of operations and financial position.

   Accounting for Certain Hybrid Financial Instruments

   As of January 1, 2006, we adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers of Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS No. 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. Adoption of SFAS No. 155 did not have a material impact on our consolidated financial statements.

  (u) Accounting Pronouncements Not Yet Adopted

   In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for us on January 1, 2008. The adoption of SFAS No. 157 will not have a material impact on our consolidated financial statements. During December 2007, the FASB issued FASB Staff Position ("FSP") FAS 157-2, which amends SFAS No. 157 to allow an entity to delay the application of this statement until January 1, 2009 for certain non-financial assets and liabilities. We expect to elect the partial adoption of SFAS No. 157 under the provisions of the FSP for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. The FASB also issued proposed FSP FAS 157-c in January 2008 that would amend SFAS No. 157 to clarify the principles on fair value measurement of liabilities. Management is monitoring the status of this proposed FSP for any impact on our consolidated financial statements.

   In February 2007, FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items will be reported in earnings in the current period. SFAS No. 159 is effective on January 1, 2008. The adoption of SFAS
No. 159 will not impact our consolidated financial statements, as no items will be elected for measurement at fair value upon initial adoption. Subsequent to initial adoption, we will evaluate eligible financial assets and liabilities on their election dates. Any future elections made under this standard would be disclosed in accordance with the provisions outlined in the statement.

   In December 2007, FASB issued SFAS No. 141R, Business Combinations. This statement establishes principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. SFAS No. 141R will be effective for us on January 1, 2009 and will be applied to business combinations for which the acquisition date is on or after the effective date. We do not expect SFAS No. 141R to have a material impact on our consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(2)Investments

  (a) Net Investment Income

   Sources of net investment income for the years ended December 31 were as follows:

(Amounts in millions)                               2007    2006    2005
---------------------                              ------  ------  ------
Fixed maturities and equity securities............ $238.8  $238.3  $247.4
Commercial mortgage loans.........................   58.2    52.2    44.7
Other invested assets.............................   10.0     7.9     2.0
Policy loans......................................    1.8     2.0     1.9
                                                   ------  ------  ------
  Gross investment income.........................  308.8   300.4   296.0
Investment expenses...............................   (7.4)   (6.5)   (6.3)
                                                   ------  ------  ------
  Net investment income........................... $301.4  $293.9  $289.7
                                                   ======  ======  ======

  (b) Net Investment Gains (Losses)

   Net investment gains (losses) for the years ended December 31 were as follows:

(Amounts in millions)                               2007    2006    2005
---------------------                              ------  ------  -----
Available-for-sale securities:
  Realized gains on sale.......................... $  0.8  $  2.0  $ 2.5
  Realized losses on sale.........................  (13.0)  (27.5)  (4.2)
Impairments.......................................   (9.2)   (0.5)  (4.2)
Net unrealized gains (losses) on trading
  securities......................................   (1.3)    0.4     --
Commercial mortgage loans.........................   (0.5)     --     --
Derivative instruments and other..................    0.4     0.5     --
                                                   ------  ------  -----
  Net investment gains (losses)................... $(22.8) $(25.1) $(5.9)
                                                   ======  ======  =====

  (c) Unrealized Gains (Losses)

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are impacted by deferred income taxes and adjustments to PVFP, DAC and sales inducements that would have resulted had such gains and losses been realized. Net unrealized gains and losses on investment securities reflected as a separate component of accumulated other comprehensive income (loss) as of December 31 were as follows:

(Amounts in millions)                               2007    2006   2005
---------------------                              ------  -----  ------
Net unrealized gains (losses) on investment
  securities:
  Fixed maturity securities....................... $(74.3) $ 6.7  $ 36.6
  Equity securities...............................    2.5    1.7     6.0
                                                   ------  -----  ------
   Subtotal.......................................  (71.8)   8.4    42.6
Adjustments to the present value of future
  profits, deferred acquisition costs and sales
  inducements.....................................   25.1    5.3     8.0
Deferred income taxes, net........................   16.5   (4.7)  (17.7)
                                                   ------  -----  ------
  Net unrealized investment gains (losses)........ $(30.2) $ 9.0  $ 32.9
                                                   ======  =====  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The change in the net unrealized gains (losses) on investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31 was as follows:

(Amounts in millions)                                2007    2006     2005
---------------------                              -------  ------  -------
Net unrealized investment gains (losses) as of
  January 1....................................... $   9.0  $ 32.9  $  66.1
                                                   -------  ------  -------
Unrealized gains (losses) arising during the
  period:
  Unrealized gains (losses) on investment
   securities.....................................  (101.5)  (59.8)  (109.4)
  Adjustment to deferred acquisition costs........    15.0    (4.5)    48.0
  Adjustment to present value of future profits...     2.8     1.4      6.3
  Adjustment to sales inducements.................     2.0     0.4      0.1
  Provision for deferred income taxes.............    28.7    22.0     17.9
                                                   -------  ------  -------
   Change in unrealized gains (losses) on
     investment securities........................   (53.0)  (40.5)   (37.1)
Reclassification adjustments to net investment
  (gains) losses, net of deferred taxes of
  $(7.5), $(9.0) and $(2.0).......................    13.8    16.6      3.9
                                                   -------  ------  -------
Net unrealized investment gains (losses) as of
  December 31..................................... $ (30.2) $  9.0  $  32.9
                                                   =======  ======  =======

  (d) Fixed Maturity and Equity Securities

   As of December 31, 2007, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                       Gross      Gross    Estimated
                                         Amortized   Unrealized Unrealized   Fair
(Amounts in millions)                   Cost or Cost   Gains      Losses     Value
---------------------                   ------------ ---------- ---------- ---------
Fixed maturity securities:
 U.S. government and agencies..........   $   69.5     $ 8.4     $  (0.3)  $   77.6
 Government -- non U.S.................       75.3       4.8        (0.5)      79.6
 U.S. corporate........................    1,828.9      37.7       (60.8)   1,805.8
 Corporate -- non U.S..................      672.6       5.5       (19.1)     659.0
 Mortgage and asset-backed.............    1,609.2      11.2       (61.2)   1,559.2
                                          --------     -----     -------   --------
   Total fixed maturity securities.....    4,255.5      67.6      (141.9)   4,181.2
Equity securities......................       79.9       2.7        (0.2)      82.4
                                          --------     -----     -------   --------
   Total available-for-sale securities.   $4,335.4     $70.3     $(142.1)  $4,263.6
                                          ========     =====     =======   ========

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                       Gross      Gross    Estimated
                                         Amortized   Unrealized Unrealized   Fair
(Amounts in millions)                   Cost or Cost   Gains      Losses     Value
---------------------                   ------------ ---------- ---------- ---------
Fixed maturity securities:
 U.S. government and agencies..........   $  247.4     $ 5.5      $ (2.6)  $  250.3
 Government -- non U.S.................       64.6       5.3          --       69.9
 U.S. corporate........................    2,005.6      41.1       (35.4)   2,011.3
 Corporate -- non U.S..................      517.2       8.7        (9.4)     516.5
 Mortgage and asset-backed.............    1,191.3       6.6       (13.1)   1,184.8
                                          --------     -----      ------   --------
   Total fixed maturity securities.....    4,026.1      67.2       (60.5)   4,032.8
Equity securities......................       41.3       1.7          --       43.0
                                          --------     -----      ------   --------
   Total available-for-sale securities.   $4,067.4     $68.9      $(60.5)  $4,075.8
                                          ========     =====      ======   ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   As of each balance sheet date, we evaluate securities holdings in an unrealized loss position. Where we do not expect full recovery of value or do not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, we record the unrealized loss in income. When there has been an adverse change in underlying cash flows on lower quality securities holdings that represent an interest in securitized financial assets, we record the unrealized loss in income.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. We measure impairment charges based upon the difference between the book value of a security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which the intent to hold the securities to recovery no longer exists. The aggregate fair value of securities sold at a loss during the twelve months ended December 31, 2007 was $513.3 million, which was approximately 97.3% of book value.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2007:

                                                          Less than 12 Months              12 Months or More
                                                    ------------------------------- -------------------------------
                                                    Estimated   Gross               Estimated   Gross
                                                      Fair    Unrealized    # of      Fair    Unrealized    # of
(Dollar amounts in millions)                          Value     Losses   Securities   Value     Losses   Securities
----------------------------                        --------- ---------- ---------- --------- ---------- ----------
Description of Securities
Fixed maturity securities:
 U.S. government, agencies and government sponsored
   entities........................................ $     --    $   --       --     $    8.7    $ (0.3)       2
 Government -- non U.S.............................     21.0      (0.5)      12           --        --       --
 U.S. corporate....................................    535.6     (23.9)     111        453.0     (36.9)     112
 Corporate -- non U.S..............................    234.6      (5.1)      65        187.5     (14.0)      50
 Asset-backed......................................    252.2     (32.1)      13         29.3      (0.3)       6
 Mortgage-backed...................................    282.0     (17.3)      65        370.0     (11.5)      68
                                                    --------    ------      ---     --------    ------      ---
 Subtotal, fixed maturity securities...............  1,325.4     (78.9)     266      1,048.5     (63.0)     238
Equity securities..................................       --        --       --          1.3      (0.2)       1
                                                    --------    ------      ---     --------    ------      ---
Total temporarily impaired securities.............. $1,325.4    $(78.9)     266     $1,049.8    $(63.2)     239
                                                    ========    ======      ===     ========    ======      ===
% Below cost -- fixed maturities:
 (less than)20% Below cost......................... $1,230.9    $(52.8)     261     $1,018.7    $(50.8)     227
 20-50% Below cost.................................     94.5     (26.1)       5         29.8     (12.2)      11
 (greater than)50% Below cost......................       --        --       --           --        --       --
                                                    --------    ------      ---     --------    ------      ---
 Total fixed maturity securities...................  1,325.4     (78.9)     266      1,048.5     (63.0)     238
                                                    --------    ------      ---     --------    ------      ---
% Below cost -- equity securities:
 (less than)20% Below cost.........................       --        --       --          1.3      (0.2)       1
                                                    --------    ------      ---     --------    ------      ---
 Total equity securities...........................       --        --       --          1.3      (0.2)       1
                                                    --------    ------      ---     --------    ------      ---
Total temporarily impaired securities.............. $1,325.4    $(78.9)     266     $1,049.8    $(63.2)     239
                                                    ========    ======      ===     ========    ======      ===
Investment grade................................... $1,222.9    $(76.3)     224     $  987.0    $(51.5)     217
Below investment grade.............................    102.5      (2.6)      42         61.5     (11.5)      21
Not Rated -- Equities..............................       --        --       --          1.3      (0.2)       1
                                                    --------    ------      ---     --------    ------      ---
Total temporarily impaired securities.............. $1,325.4    $(78.9)     266     $1,049.8    $(63.2)     239
                                                    ========    ======      ===     ========    ======      ===

   The investment securities in an unrealized loss position as of December 31, 2007 consisted of 505 securities accounting for unrealized losses of $142.1 million. Of the unrealized losses, 89.9% were investment grade (rated AAA through BBB-) and 73.0% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to a generally high interest rate environment including the widening of credit spreads as investors sought higher compensation for the assumption of market risk during 2007.

   There were four securities 20% or more below cost and below investment grade (rated BB+ and below) for twelve months or more as of December 31, 2007. These securities accounted for unrealized losses of $6.4 million.

   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investments until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired as of December 31, 2007.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2006:

                                                 Less than 12 Months              12 Months or More
                                           ------------------------------- -------------------------------
                                           Estimated   Gross               Estimated   Gross
                                             Fair    Unrealized    # of      Fair    Unrealized    # of
(Dollar amounts in millions)                 Value     Losses   Securities   Value     Losses   Securities
----------------------------               --------- ---------- ---------- --------- ---------- ----------
Description of Securities
Fixed maturity securities:
 U.S. government, agencies and government
   sponsored entities.....................  $170.9     $ (2.2)       2     $   17.0    $ (0.4)       5
 Government -- non U.S....................     4.7         --        9          2.3        --        4
 U.S. Corporate...........................   330.7       (7.6)      94        632.7     (27.8)     177
 Corporate -- non U.S.....................   122.7       (1.6)      39        197.5      (7.8)      56
 Asset-backed.............................     1.7         --        3          8.8      (0.2)       7
 Mortgage-backed..........................    96.1       (0.7)      23        420.1     (12.2)      89
                                            ------     ------      ---     --------    ------      ---
Total temporarily impaired securities.....  $726.8     $(12.1)     170     $1,278.4    $(48.4)     338
                                            ======     ======      ===     ========    ======      ===
% Below cost -- fixed maturity securities:
 (less than)20% Below cost................  $726.8     $(12.1)     170     $1,278.4    $(48.4)     338
                                            ------     ------      ---     --------    ------      ---
Total temporarily impaired securities.....  $726.8     $(12.1)     170     $1,278.4    $(48.4)     338
                                            ======     ======      ===     ========    ======      ===
Investment grade..........................  $684.4     $(10.4)     149     $1,224.5    $(44.1)     321
Below investment grade....................    42.4       (1.7)      21         53.9      (4.3)      17
                                            ------     ------      ---     --------    ------      ---
Total temporarily impaired securities.....  $726.8     $(12.1)     170     $1,278.4    $(48.4)     338
                                            ======     ======      ===     ========    ======      ===

   The scheduled maturity distribution of fixed maturity securities as of December 31, 2007 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Amortized   Estimated
(Amounts in millions)                              Cost or Cost Fair Value
---------------------                              ------------ ----------
Due in one year or less...........................   $  116.9    $  117.2
Due after one year through five years.............      669.2       664.9
Due after five years through ten years............      808.1       794.8
Due after ten years...............................    1,052.1     1,045.1
                                                     --------    --------
  Subtotal........................................    2,646.3     2,622.0
Mortgage and asset-backed.........................    1,609.2     1,559.2
                                                     --------    --------
  Total...........................................   $4,255.5    $4,181.2
                                                     ========    ========

   As of December 31, 2007, $301.4 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2007, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 26.4%, 26.3% and 13.6% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   As of December 31, 2007, we did not hold any fixed maturity securities that exceeded 10% of stockholders' equity.

   As of December 31, 2007 and 2006, there were no fixed maturity securities in default (issuer has missed a coupon payment or entered bankruptcy).

   As of December 31, 2007 and 2006, $0.8 million and $1.4 million of securities were on deposit with state government insurance departments in order to comply with relevant insurance regulations, respectively.

  (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                            December 31,
                                                   ------------------------------
                                                        2007            2006
                                                   --------------  --------------
                                                   Carrying % of   Carrying % of
(Amounts in millions)                               Value   Total   Value   Total
---------------------                              -------- -----  -------- -----
Property Type
Retail............................................  $314.7   32.0%  $295.2   30.6%
Industrial........................................   311.9   31.7    311.1   32.2
Office............................................   216.7   22.0    219.7   22.8
Apartments........................................    94.8    9.7    101.7   10.5
Mixed use/other...................................    45.3    4.6     37.7    3.9
                                                    ------  -----   ------  -----
  Total principal balance.........................   983.4  100.0%   965.4  100.0%
                                                            =====           =====
  Unamortized balance of loan origination fees
   and costs......................................     0.9             0.9
  Allowance for losses............................    (2.3)           (1.8)
                                                    ------          ------
  Total...........................................  $982.0          $964.5
                                                    ======          ======

                                    December 31,
                           ------------------------------
                                2007            2006
                           --------------  --------------
                           Carrying % of   Carrying % of
(Amounts in millions)       Value   Total   Value   Total
---------------------      -------- -----  -------- -----
Geographic Region
Pacific...................  $320.9   32.6%  $302.8   31.4%
South Atlantic............   224.4   22.8    219.9   22.8
Middle Atlantic...........   133.1   13.6    128.6   13.3
East North Central........    94.4    9.6     89.7    9.3
Mountain..................    64.3    6.5     69.6    7.2
New England...............    44.1    4.5     44.7    4.6
West North Central........    40.3    4.1     43.0    4.5
West South Central........    37.4    3.8     41.7    4.3
East South Central........    24.5    2.5     25.4    2.6
                            ------  -----   ------  -----
  Total principal balance.   983.4  100.0%   965.4  100.0%
                                    =====           =====
  Unamortized balance of
   loan origination fees
   and costs..............     0.9             0.9
  Allowance for losses....    (2.3)           (1.8)
                            ------          ------
  Total...................  $982.0          $964.5
                            ======          ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   For the year ended December 31, 2007, we originated $23.9 million of mortgages secured by real estate in California, which represented 23.3% of our total U.S. originations for 2007. For the year ended December 31, 2006, we originated $35.3 million of mortgages secured by real estate in Washington, which represent 12.6%, of our total U.S. originations for 2006.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases, or large groups of smaller-balance homogenous loans.

   Under these principles, we may have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2007 and 2006) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition (none as of December 31, 2007 and 2006). There were no non-income producing mortgage loans as of December 31, 2007 and 2006.

   The following table presents the activity in the allowance for losses during the years ended December 31:

(Amounts in millions)                              2007  2006   2005
---------------------                              ---- -----  -----
Balance as of January 1........................... $1.8 $ 3.1  $ 5.2
Provision.........................................  0.5   0.1    0.8
Release...........................................   --  (1.4)  (2.9)
                                                   ---- -----  -----
Balance as of December 31......................... $2.3 $ 1.8  $ 3.1
                                                   ==== =====  =====

   During 2005, we refined our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $2.9 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

  (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                            December 31,
                                                   -----------------------------
                                                        2007           2006
                                                   -------------  --------------
                                                   Carrying % of  Carrying % of
(Amounts in millions)                               Value   Total  Value   Total
---------------------                              -------- ----- -------- -----
Securities lending collateral.....................  $ 49.4  46.7%  $53.8    80.9%
Derivatives.......................................    34.3  32.4      --      --
Trading securities................................    20.3  19.2    10.3    15.5
Limited partnerships..............................     1.8   1.7     2.4     3.6
                                                    ------  ----   -----   -----
  Total other invested assets.....................  $105.8   100%  $66.5   100.0%
                                                    ======  ====   =====   =====

(3)Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

   Certain derivative instruments are designated as cash flow hedges under SFAS No. 133. In accordance with SFAS No. 133, the changes in fair value of these instruments are recorded as a component of other comprehensive income. The

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders' equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                              2007  2006 2005
---------------------                              ----- ---- ----
Derivatives qualifying as effective accounting
  hedges as of January 1.......................... $  -- $--  $--
Current period increases in fair value, net of
  deferred taxes of $7.4..........................  13.6  --   --
                                                   ----- ---  ---
Derivatives qualifying as effective accounting
  hedges as of December 31........................ $13.6 $--  $--
                                                   ===== ===  ===

   The $13.6 million, net of taxes, recorded in stockholders' equity as of December 31, 2007 is expected to be reclassified to future income, concurrently with, and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. No amounts are expected to be reclassified to income in the year ending December 31, 2008. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions currently being held are expected to occur by 2036. No amounts were reclassified to income during the years ended December 31, 2007, 2006 or 2005 in connection with forecasted transactions that were no longer considered probable of occurring.

   Positions in Derivative Instruments

   The fair value of derivative instruments is based upon either market quotations or pricing valuation models, which utilize independent third-party data as input. The following table sets forth our positions in derivative instruments and the estimated fair values as of the dates indicated:

                                               December 31,
                          -------------------------------------------------------
                                     2007                        2006
                          --------------------------- ---------------------------
                          Notional                    Notional
(Amounts in millions)      Value   Assets Liabilities  Value   Assets Liabilities
---------------------     -------- ------ ----------- -------- ------ -----------
Interest rate swaps...... $1,105.6 $24.3     $1.6       $--     $--       $--
Equity index options.....     67.1  10.0       --        --      --        --
Financial futures........     12.5    --       --        --      --        --
                          -------- -----     ----       ---     ---       ---
  Total derivatives...... $1,185.2 $34.3     $1.6       $--     $--       $--
                          ======== =====     ====       ===     ===       ===

   The fair value of derivatives in a gain position was recorded in other invested assets and the fair value of derivatives in a loss position was recorded in other liabilities. As of December 31, 2007 and 2006, the fair value of derivatives includes $12.1 million and $0.0 million, respectively, recorded in other invested assets and $1.3 million and $0.0 million, respectively, recorded in other liabilities related to derivatives that do not qualify for hedge accounting.

   Income Effects of Derivatives

   In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. The ineffectiveness reported in the fair value of hedge positions for the twelve months ended December 31, 2007, 2006 and 2005 was not material. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2007, 2006 and 2005 related to the hedge of future cash flows.

   We hold certain derivative instruments that do not qualify for hedge accounting. The changes in fair value of these instruments are recognized currently in income. For the year ended December 31, 2007, the effect on pre-tax income was a gain of $3.4 million recorded in net investment gains (losses). There was no effect in 2006 and 2005.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Derivative Counterparty Credit Risk

   We manage derivative counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. When a counterparty exceeds credit exposure limits in terms of amounts owed to us, typically as the result of changes in market conditions, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. The swaps that are executed under master swap agreements contain mutual credit downgrade provisions that provide the ability to require assignment or replacement in the event either party's unsecured debt rating is downgraded below Moody's "Baa" or S&P's "BBB." If the downgrade provisions had been triggered as of December 31, 2007, we could have been required to disburse up to $0.8 million and claim up to $33.5 million from counterparties. This represents the net fair value of losses and gains by counterparty. As of December 31, 2007, net fair value gains for each counterparty was $33.5 million and the net fair value losses for each counterparty was $0.8 million.

   Swaps and purchased options with contractual maturities longer than one year are conducted within our credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P if the agreements governing such transactions require us and the counterparties to provide collateral in certain circumstances.

(4)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31 was as follows:

(Amounts in millions)                               2007    2006    2005
---------------------                              ------  ------  ------
Unamortized balance as of January 1............... $397.7  $360.2  $337.1
  Costs deferred..................................   76.3    52.7    51.0
  Amortization, net of interest accretion.........  (38.2)  (35.7)  (27.9)
  Adjustment......................................     --    20.5      --
                                                   ------  ------  ------
Unamortized balance as of December 31.............  435.8   397.7   360.2
  Accumulated effect of net unrealized investment
   (gains) losses.................................   21.4     6.4    10.9
                                                   ------  ------  ------
Balance as of December 31......................... $457.2  $404.1  $371.1
                                                   ======  ======  ======

   The adjustment was the result of a reclassification from future policy benefits.

(5)Intangible Assets and Goodwill

   As of December 31, 2007 and 2006, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                              2007                        2006
                                                   --------------------------  --------------------------
                                                   Gross Carrying Accumulated  Gross Carrying Accumulated
(Amounts in millions)                                  Amount     Amortization     Amount     Amortization
---------------------                              -------------- ------------ -------------- ------------
Present value of future profits...................     $123.3        $(95.4)       $120.5        $(91.2)
Deferred sales inducements to contractholders.....       24.4          (4.3)         13.4          (2.2)
                                                       ------        ------        ------        ------
Total.............................................     $147.7        $(99.7)       $133.9        $(93.4)
                                                       ======        ======        ======        ======

   Amortization expense, net of interest accretion, related to PVFP for the years ended December 31, 2007, 2006, and 2005 was $4.2 million, $2.3 million and $5.2 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $2.1 million, $1.3 million and $0.8 million was included in benefits and other changes in policy reserves for the years ended December 31, 2007, 2006 and 2005, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                               2007   2006   2005
---------------------                              -----  -----  -----
Unamortized balance as of January 1............... $30.9  $33.2  $38.4
  Interest accreted at 4.9%, 5.0% and 5.0%,
   respectively...................................   1.4    1.6    1.8
  Amortization....................................  (5.6)  (3.9)  (7.0)
                                                   -----  -----  -----
Unamortized balance as of December 31.............  26.7   30.9   33.2
  Accumulated effect of net unrealized investment
   (gains) losses.................................   1.2   (1.6)  (3.0)
                                                   -----  -----  -----
Balance as of December 31......................... $27.9  $29.3  $30.2
                                                   =====  =====  =====

   The estimated percentage of the December 31, 2007 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

            2008.............................................. 10.7%
            2009..............................................  9.6%
            2010..............................................  8.7%
            2011..............................................  7.8%
            2012..............................................  7.0%

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (b) Goodwill

   Our goodwill balance, net of accumulated amortization, was $74.4 million as of December 31, 2007 and 2006. Our Protection segment accounted for $49.1 million of the total goodwill balance for both years, while our Retirement Income and Investments segment comprised the remaining $25.3 million.

   We test goodwill for impairment annually using estimates that require management to make assumptions concerning how the reporting unit will perform in the future. These assumptions are based on our historical experience and our expectations of future performance. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions.
Any adverse changes in these assumptions for our Retirement Income and Investments segment considered to be reasonably possible may result in an impairment of this segment's goodwill in the near term. No impairment charge was recognized in 2007, 2006, or 2005.

(6)Reinsurance

   We reinsure a portion of our policy risks to other companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer has occurred. Otherwise, the deposit method of accounting is followed.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2007, the maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $1.0 million.

   In April 2004, we entered into reinsurance transactions in which we ceded to UFLIC in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from MetLife Insurance Company of Connecticut, formerly known as The Travelers Insurance Company. Our in-force variable annuity contracts, excluding the RetireReady Retirement Answer ("Retirement Answer") variable annuity product that was not reinsured, had aggregate general account reserves of $213.1 million and $237.0 million as of December 31, 2007 and 2006, respectively. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. Our in-force structured settlements reinsured had aggregate policyholder reserves of $706.2 million and $706.3 million as of December 31, 2007 and 2006, respectively. The block of long-term care insurance policies that we reinsured in 2000 from the MetLife block of business had aggregate reserves of $666.1 million and $607.4 million as of December 31, 2007 and 2006, respectively. As of December 31, 2007 and 2006, we had $174.5 million and $184.9 million, respectively, in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payment with respect to that separate account portion directly from these assets. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies to be conducted periodically. The expense allowance was $2.6 million and $2.3 million for the years ended December 31, 2007 and 2006, respectively.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   We also have a reinsurance agreement with UFLIC whereby we assume liabilities and future premiums related to certain of UFLIC's New York business. Certain fixed maturities with a fair value of $28.6 million as of December 31, 2006 were held in trust for the benefit of UFLIC. This trust agreement was terminated effective February 1, 2007 as the trust was no longer required for the UFLIC reinsurance credit.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Net life insurance in-force as of December 31 was as follows:

(Amounts in millions)                                 2007        2006        2005
---------------------                              ----------  ----------  ----------
Direct life insurance in-force.................... $ 27,784.6  $ 25,967.4  $ 22,196.3
Amounts assumed from other companies..............       63.5        68.6        74.9
Amounts ceded to other companies..................  (21,028.8)  (19,311.9)  (15,669.0)
                                                   ----------  ----------  ----------
Net life insurance in-force....................... $  6,819.3  $  6,724.1  $  6,602.2
                                                   ----------  ----------  ----------
Percentage of amount assumed to net...............        0.9%        1.0%        1.1%
                                                   ==========  ==========  ==========

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                   Written                    Earned
                          -------------------------  ------------------------
(Amounts in millions)       2007     2006     2005     2007     2006    2005
---------------------     -------  -------  -------  -------  -------  ------
Direct................... $ 248.3  $ 246.5  $ 246.2  $ 245.5  $ 243.8  $242.6
Assumed..................    81.5     86.6     78.6     82.0     87.2    77.0
Ceded....................  (112.8)  (110.4)  (100.0)  (112.8)  (110.2)  (97.0)
                          -------  -------  -------  -------  -------  ------
Net premiums............. $ 217.0  $ 222.7  $ 224.8  $ 214.7  $ 220.8  $222.6
                          =======  =======  =======  =======  =======  ======
Percentage of amount
  assumed to net.........                               38.2%    39.5%   34.6%
                                                     =======  =======  ======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $175.8 million, $160.6 million and $147.0 million for the years ended December 31, 2007, 2006 and 2005, respectively.

(7)Insurance Reserves

   Future Policy Benefits

   The following table sets forth the major assumptions underlying our recorded liabilities for future policy benefits as of December 31:

                                                   Mortality/
                                                   Morbidity  Interest Rate
(Amounts in millions)                              Assumption  Assumption     2007     2006
---------------------                              ---------- ------------- -------- --------
Structured settlements with life contingencies....     (a)     4.0% - 8.5%  $  571.2 $  549.4
Annuity contracts with life contingencies.........     (a)     4.0% - 8.5%     273.1    252.0
Supplementary contracts with life contingencies...     (a)     4.0% - 8.5%      46.3     43.7
Traditional life insurance contracts..............     (b)     4.0% - 8.5%      55.4     50.7
Accident and health insurance contracts...........     (c)     4.0% - 8.5%       0.3      0.4
Long-term care insurance contracts................     (d)     4.0% - 8.5%   1,116.7    985.5
                                                                            -------- --------
  Total future policy benefits....................                          $2,063.0 $1,881.7
                                                                            ======== ========

--------
(a)Assumptions for limited-payment contracts come from either the United States Population Table, 1971 Individual Annuitant Mortality Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, the 1980 Commissioner's Standard Ordinary Table, the 1980 Commissioner's Extended Term Table, 2001 CSO table and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and the 1983 Individual Annuity Mortality Table.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Assumptions as to persistency are based on the Company's experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

(Amounts in millions)                                                         2007     2006
---------------------                                                       -------- --------
Annuity contracts.......................................................... $3,228.8 $3,419.9
GICs, funding agreements and FABNs.........................................    401.0       --
Structured settlements without life contingencies..........................    263.6    266.9
Supplementary contracts without life contingencies.........................     72.9     61.6
Other......................................................................       --      0.1
                                                                            -------- --------
  Total investment contracts...............................................  3,966.3  3,748.5
Universal life insurance contracts.........................................    243.3    246.6
                                                                            -------- --------
  Total policyholder account balances...................................... $4,209.6 $3,995.1
                                                                            ======== ========

   Certain Nontraditional Long-duration Contracts

   Our variable annuity contracts provide a basic guaranteed minimum death benefit ("GMDB"), which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits.

   The total account value (excluding the block of business reinsured through the transaction with UFLIC discussed in note 6) of our variable annuities with death benefits, including both separate account and fixed account assets, is approximately $620.3 million and $305.1 million as of December 31, 2007 and 2006, respectively, with related guaranteed death benefit exposure (or net amount at risk) of $2.1 million as of December 31, 2007. The exposure for 2006 was not significant. The liability for our variable annuity contracts with guaranteed minimum death benefits net of reinsurance was $0.3 million as of December 31, 2007 and 2006.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate account.

(8)Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated service and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $90.5 million, $76.3 million and $70.6 million for the years ended December 31, 2007, 2006 and 2005, respectively. We also charge affiliates for certain services and for the use of facilities and equipment, which aggregated $32.2 million, $28.9 million and $28.8 million for the years ended December 31, 2007, 2006 and 2005, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We pay interest on outstanding amounts under a credit funding agreement with GNA, the parent company of GLIC. We have a revolving credit line with GNA. No interest expense was incurred under this agreement in 2007 and $0.1 million for each of the years ended December 31, 2006 and 2005. We paid interest at the cost of funds of GNA, which was 4.4%, 5.2% and 4.3% for the years ended December 31, 2007, 2006 and 2005, respectively. The amount outstanding and included in other liabilities in the consolidated balance sheets was $12.9 million as of December 31, 2006, which was repaid in January 2007.

   See note 9 for information regarding our tax assumption agreement with our indirect parent company, GNA.

(9)Income Taxes

   The total provision for income taxes for the years ended December 31 consisted of the following components:

(Amounts in millions)                              2007   2006   2005
---------------------                              ----- -----  -----
Current federal income taxes...................... $14.6 $12.2  $ 1.4
Deferred federal income taxes.....................  12.9  10.5   27.9
                                                   ----- -----  -----
  Total federal income taxes......................  27.5  22.7   29.3
                                                   ----- -----  -----
Current state income taxes........................   1.8  (0.1)  (0.6)
Deferred state income taxes.......................   0.4   0.1    1.4
                                                   ----- -----  -----
   Total state income taxes.......................   2.2    --    0.8
                                                   ----- -----  -----
   Total provision for income taxes............... $29.7 $22.7  $30.1
                                                   ===== =====  =====

   The reconciliation of the federal statutory tax rate to the effective income tax rate for the years ended December 31 was as follows:

                                                                            2007  2006  2005
                                                                            ----  ----  ----
Statutory U.S. federal income tax rate..................................... 35.0% 35.0% 35.0%
State income tax, net of federal income tax effect.........................  1.7    --   0.5
Tax contingencies.......................................................... (0.2) (4.3)   --
Dividends received deductions.............................................. (1.3)   --    --
Other, net.................................................................  0.1   0.4  (2.6)
                                                                            ----  ----  ----
Effective rate............................................................. 35.3% 31.1% 32.9%
                                                                            ====  ====  ====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The components of the net deferred income tax liability as of December 31 were as follows:

(Amounts in millions)                               2007   2006
---------------------                              ------ ------
Assets:
  Net unrealized losses on investment securities.. $ 16.5 $   --
  Investments.....................................    2.6     --
  Accrued commissions and general expenses........    1.7    6.8
  Insurance reserves..............................   20.5   28.4
  Other, net......................................    4.6    2.3
                                                   ------ ------
   Total deferred income tax assets...............   45.9   37.5
                                                   ------ ------
Liabilities:
  Net unrealized gains on derivatives.............    7.4     --
  Net unrealized gains on investment securities...     --    4.7
  Investments.....................................     --    1.2
  Present value of future profits.................   12.9   13.5
  Deferred acquisition costs......................  113.0   96.3
  Other, net......................................    0.1    6.7
                                                   ------ ------
   Total deferred income tax liabilities..........  133.4  122.4
                                                   ------ ------
  Net deferred income tax liability............... $ 87.5 $ 84.9
                                                   ====== ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid federal and state taxes of $13.4 million and $23.2 million for the years ended December 31, 2007 and 2006, respectively, and received refunds of federal and state taxes of $19.3 million for the year ended December 31, 2005.

   As of December 31, 2007 and 2006, our current income tax receivable (payable) was $(0.8) million and $1.9 million, respectively. In 2006, we recorded $2.5 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The redemption was offset by a decrease in tax expense resulting in no net impact to total stockholders' equity.

   As of January 1, 2007 and December 31, 2007, the Company had no unrecognized tax benefits. Accordingly, there would be no effective tax rate impact from recognition of previously unrecognized tax benefits. The consolidated balance sheets as of December 31, 2007 and 2006 include no amounts for interest or penalties related to unrecognized tax benefits. Interest expense (income) of $0.4 million and $(0.6) million were recognized as a component of income tax expense in 2007 and 2006, respectively.

   The Company files U.S. federal income tax returns (included in the GLIC consolidated life returns) and various state and local tax returns. With few exceptions, the company is no longer subject to U.S. federal tax examinations for years prior to 2000. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The U.S. federal field examination regarding 2003 and 2004 tax years was concluded in September 2007, and a Revenue Agent Report was issued. Certain issues are currently under review by the Joint Committee of Taxation for 2000 through 2002 tax years and in the Internal Revenue Service administrative appeals process for 2003 and 2004 tax years. The Internal Revenue Service is currently reviewing the U.S. income tax returns for the 2005 and 2006 tax years.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(10)Commitments and Contingencies

  (a) Commitments

   We have certain investment commitments to provide fixed-rate commercial mortgage loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We were committed to fund $15.0 million and $27.7 million as of December 31, 2007 and 2006, respectively, in commercial mortgage loans, which will be held for investment purposes.

  (b) Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

(11)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts and other invested assets, including securities lending collateral. Other financial assets and liabilities -- those not carried at fair value or disclosed separately -- are discussed below. Few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument.

   Borrowings. Based on quoted market prices or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following represents the fair value of financial assets and liabilities as of December 31:

                                                               2007                         2006
                                                   ---------------------------- ----------------------------
                                                   Notional Carrying Estimated  Notional Carrying Estimated
(Amounts in millions)                               Amount   Amount  Fair Value  Amount   Amount  Fair Value
---------------------                              -------- -------- ---------- -------- -------- ----------
Assets:
  Commercial mortgage loans.......................  $  (a)  $  982.0  $1,015.9   $  (a)  $  964.5  $  952.1
  Other financial instruments.....................     (a)       1.9       2.2      (a)        --        --
Liabilities:
  Borrowings......................................     (a)        --        --      (a)      12.9      12.9
  Investment contracts............................     (a)   3,966.3   3,884.3      (a)   3,748.5   3,638.7
Other firm commitments:
  Ordinary course of business lending commitments.   15.0         --        --    27.7         --        --
  Commitments to fund limited partnerships........     --         --        --     1.8         --        --

--------
(a)These financial instruments do not have notional amounts.

(12)Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. In New York, the limit is based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the NYDOI. Based on statutory results as of December 31, 2007, we are able to distribute $40.9 million in dividends in 2008 without obtaining regulatory approval.

   We did not declare or pay any dividends in 2007 and 2006.

(13)Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no permitted accounting practices.

   For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below:

   (Amounts in millions)                               2007    2006    2005
   ---------------------                              ------ -------  ------
   Statutory net income (loss)....................... $110.7 $(133.6) $ 94.7
   Statutory capital and surplus.....................  408.8   307.3   452.3

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk,
(2) insurance risk, (3) interest rate risk and (4) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. As of December 31, 2007 and 2006, we exceeded the minimum required RBC levels.

(14)Segment Information

   We conduct our operations in two business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance and (2) Protection, which includes our universal life,

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

whole life and long-term care insurance. We also have Corporate and Other, which includes unallocated net investment gains (losses), corporate income, expenses and income taxes.

   In 2006, we began to allocate net investment gains (losses) from Corporate and Other to our Retirement Income and Investments and Protection segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels. Prior to 2006, all net investment gains (losses) were recorded in Corporate and Other and were not reflected in the results of any of our segments.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits and acquisition and operating expenses and policy related amortizations are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See Note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2007:

                                                   Retirement
                                                   Income and             Corporate and
(Amounts in millions)                              Investments Protection     Other       Total
---------------------                              ----------- ---------- ------------- --------
Net investment income.............................  $  211.1    $   78.1     $ 12.2     $  301.4
Premiums..........................................      55.4       159.3         --        214.7
Net investment gains (losses).....................     (20.3)       (1.6)      (0.9)       (22.8)
Policy fees and other income......................      14.8         3.2         --         18.0
                                                    --------    --------     ------     --------
  Total revenues..................................     261.0       239.0       11.3        511.3
                                                    --------    --------     ------     --------
Benefits and other changes in policy reserves.....      72.8       147.9         --        220.7
Interest credited.................................     112.9        11.7         --        124.6
Acquisition and operating expenses, net of
  deferrals.......................................      18.3        17.5        3.7         39.5
Amortization of deferred acquisition costs and
  intangibles.....................................      34.7         7.7         --         42.4
                                                    --------    --------     ------     --------
  Total benefits and expenses.....................     238.7       184.8        3.7        427.2
                                                    --------    --------     ------     --------
Income before income taxes........................      22.3        54.2        7.6         84.1
Provision for income taxes........................       6.9        19.2        3.6         29.7
                                                    --------    --------     ------     --------
Net income........................................  $   15.4    $   35.0     $  4.0     $   54.4
                                                    ========    ========     ======     ========
Total assets......................................  $5,918.5    $2,528.2     $310.0     $8,756.7
                                                    ========    ========     ======     ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2006:

                                                   Retirement
                                                   Income and             Corporate and
(Amounts in millions)                              Investments Protection     Other       Total
---------------------                              ----------- ---------- ------------- --------
Net investment income.............................  $  212.8    $   73.9     $  7.2     $  293.9
Premiums..........................................      71.3       149.5         --        220.8
Net investment gains (losses).....................     (24.2)       (1.0)       0.1        (25.1)
Policy fees and other income......................      10.0         2.9         --         12.9
                                                    --------    --------     ------     --------
  Total revenues..................................     269.9       225.3        7.3        502.5
                                                    --------    --------     ------     --------
Benefits and other changes in policy reserves.....      88.0       136.0         --        224.0
Interest credited.................................     114.1        11.4         --        125.5
Acquisition and operating expenses, net of
  deferrals.......................................      18.1        20.0        4.0         42.1
Amortization of deferred acquisition costs and
  intangibles.....................................      34.1         3.9         --         38.0
                                                    --------    --------     ------     --------
  Total benefits and expenses.....................     254.3       171.3        4.0        429.6
                                                    --------    --------     ------     --------
Income before income taxes........................      15.6        54.0        3.3         72.9
Provision (benefit) for income taxes..............       5.5        19.1       (1.9)        22.7
                                                    --------    --------     ------     --------
Net income........................................  $   10.1    $   34.9     $  5.2     $   50.2
                                                    ========    ========     ======     ========
Total assets......................................  $5,404.4    $2,290.9     $282.9     $7,978.2
                                                    ========    ========     ======     ========

   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2005:

                                                   Retirement
                                                   Income and             Corporate and
(Amounts in millions)                              Investments Protection     Other      Total
---------------------                              ----------- ---------- ------------- ------
Net investment income.............................   $221.0      $ 62.6       $ 6.1     $289.7
Premiums..........................................     78.7       143.9          --      222.6
Net investment gains (losses).....................       --          --        (5.9)      (5.9)
Policy fees and other income......................      6.2         6.2          --       12.4
                                                     ------      ------       -----     ------
  Total revenues..................................    305.9       212.7         0.2      518.8
                                                     ------      ------       -----     ------
Benefits and other changes in policy reserves.....     87.8       122.2          --      210.0
Interest credited.................................    128.3        11.1          --      139.4
Acquisition and operating expenses, net of
  deferrals.......................................     20.2        21.9         2.7       44.8
Amortization of deferred acquisition costs and
  intangibles.....................................     24.2         8.9          --       33.1
                                                     ------      ------       -----     ------
  Total benefits and expenses.....................    260.5       164.1         2.7      427.3
                                                     ------      ------       -----     ------
Income (loss) before income taxes.................     45.4        48.6        (2.5)      91.5
Provision (benefit) for income taxes..............     16.0        17.2        (3.1)      30.1
                                                     ------      ------       -----     ------
Net income........................................   $ 29.4      $ 31.4       $ 0.6     $ 61.4
                                                     ======      ======       =====     ======

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits


 (1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
             Previously filed on September 10, 1997 with initial filing to Form
             N-4 for GE Capital Life Separate Account II, Registration No.
             333-39955.

 (1)(b)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name of GE Capital Life
             Assurance Company of New York to Genworth Life Insurance Company of
             New York. Previously filed on January 3, 2006 with Post-Effective
             Amendment No. 8 to Form N-4 for Genworth Life of New York Separate
             Account 1, Registration No. 333-106511.

 (1)(c)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name GE Capital Life
             Separate Account II to Genworth Life of New York VA Separate Account
             1. Previously filed on January 3, 2006 with Post-Effective Amendment
             No. 8 to Form N-4 for Genworth Life of New York Separate Account 1,
             Registration No. 333-106511.

 (2)         Not Applicable.

 (3)(a)      Underwriting Agreement between GE Capital Life and Capital Brokerage
             Corporation. Previously filed on May 13, 1998 with Pre-Effective
             Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
             Registration No. 333-39955.

 (3)(b)      Dealer Sales Agreement. Previously filed on May 13, 1998 with
             Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-39955.

 (4)(a) Form of Policy NY1162 3/01. Previously Filed on June 26, 2003 with initial filing to Form N-4 for GE Capital Life Separate Account II,
             Registration No. 333-106511.

 (4)(b)      Endorsements to Policy.

 (4)(b)(i)   Form NY5179 3/02 Pension Endorsement. Previously Filed on June 26,
             2003 with initial filing to Form N-4 for GE Capital Life Separate
             Account II, Registration No. 333-106511.

 (4)(b)(ii) Form NY5196 5/02 Section 403(b) Annuity Endorsement. Previously Filed on June 26, 2003 with initial filing to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-106511.

 (4)(b)(iii) Form NY5246 1/03 Vested Guaranteed Minimum Income Payment
             Endorsement. Previously Filed on June 26, 2003 with initial filing to
             Form N-4 for GE Capital Life Separate Account II, Registration No.
             333-106511.

 (4)(b)(iv)  Form NY5247 1/03 Vested Guaranteed Minimum Income Payment
             Endorsement. Previously Filed on June 26, 2003 with initial filing to
             Form N-4 for GE Capital Life Separate Account II, Registration No.
             333-106511.

 (5)(a)      Form of Variable Annuity Enrollment Form 19532 NY 4/2003. Previously
             Filed on June 26, 2003 with initial filing to Form N-4 for GE Capital
             Life Separate Account II, Registration No. 333-106511.

 (5)(b) Variable Annuity Application. Previously Filed on June 26, 2003 with initial filing to Form N-4 for GE Capital Life Separate Account II,
             Registration No. 333-106511.

 (6)(a) Amended and Restated Articles of Incorporation of Genworth Life
        Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 8 to Form N-4 for Genworth Life of
        New York Separate Account 1, Registration No. 333-106511.

 (6)(b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 8 to Form
        N-4 for Genworth Life of New York Separate Account 1, Registration
        No. 333-106511.

 (7)    Reinsurance Agreements. Not Applicable.

 (8)(a) Participation Agreement between GE Investments Funds, Inc. Genworth
        Life Insurance Company of New York. Previously filed on September 1,
        2006 with Post-Effective Amendment No. 13 to Form N-4 for Genworth
        Life of New York VA Separate Account 1, Registration No. 333-97085.

 (9)    Opinion and Consent Heather C. Harker, Counsel for Genworth Life
        Insurance Company of New York. Filed herewith.

 (10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

 (11)   Not Applicable.

 (12)   Not Applicable.

 (13)   Power of Attorney. Filed herewith.

Item 25.  Directors and Officers of the Depositor


        Name                     Address                         Position with Company
        ----                     -------                         ---------------------
David J. Sloane...... 666 Third Avenue, 9th Floor    Director, Chairperson of the Board, President
                      New York, New York 10017       and Chief Executive Officer
James D. Atkins...... 700 Main Street                Director and Senior Vice President
                      Lynchburg, Virginia 24504
Marshal S. Belkin.... 345 Kear Street                Director
                      Yorktown Heights,
                      New York 10598
Ward E. Bobitz....... 6620 West Broad Street         Director, Vice President and Assistant
                      Richmond, Virginia 23230       Secretary
Richard I. Byer...... 11 Westwind Road               Director
                      Yonkers, NY 10710
Paul A. Haley........ 6610 West Broad Street         Director, Senior Vice President and Chief
                      Richmond, Virginia 23230       Actuary
Jerry S. Handler..... 151 West 40th Street           Director
                      New York, New York 10018
Isidore Sapir........ 449 Golden River Drive         Director
                      Golden Lakes Village
                      West Palm Beach, Florida 33411
Pamela S. Schutz..... 6610 West Broad Street         Director and Executive Vice President
                      Richmond, Virginia 23230
Geoffrey S. Stiff.... 6610 West Broad Street         Director and Senior Vice President
                      Richmond, Virginia 23230
Thomas M. Stinson.... 6630 West Broad Street         Director and President, Long Term Care
                      Richmond, Virginia 23230       Division
Robert A. Straniere.. 300 East 57th Street           Director
                      New York, New York 10022
Terrence O. Jones.... 7 Times Square Tower           Director
                      Suite 1906
                      New York, New York 10036
Dennis R. Vigneau.... 6610 West Broad Street         Director, Senior Vice President and Chief
                      Richmond, Virginia 23230       Financial Officer
Brian J. Mason....... 6610 West Broad Street         Vice President and Chief Compliance Officer
                      Richmond, Virginia 23230
Thomas E. Duffy...... 6610 West Broad Street         Senior Vice President, General Counsel and
                      Richmond, Virginia 23230       Secretary
Mark W. Griffin...... 3003 Summer Street             Senior Vice President and Chief Investment
                      Stamford, Connecticut 06904    Officer
John Connolly........ 6620 West Broad Street         Senior Vice President, Long Term Care
                      Richmond, Virginia 23230       Division
Elena K. Edwards..... 700 Main Street                Senior Vice President
                      Lynchburg, Virginia 24504
William C. Goings, II 700 Main Street                Senior Vice President
                      Lynchburg, Virginia 24504
Christopher J. Grady. 6610 West Broad Street         Senior Vice President
                      Richmond, Virginia 23230
Patrick B. Kelleher.. 6620 West Broad Street         Senior Vice President
                      Richmond, Virginia 23230
Scott J. McKay....... 6620 West Broad Street         Senior Vice President
                      Richmond, Virginia 23230

      Name                 Address                     Position with Company
      ----                 -------                     ---------------------
Victor C. Moses.. 601 Union Street          Senior Vice President
                  Suite 2200
                  Seattle, Washington 98101
Leon E. Roday.... 6620 West Broad Street    Senior Vice President
                  Richmond, Virginia 23230
James H. Reinhart 6610 West Broad Street    Senior Vice President
                  Richmond, Virginia 23230
Heather C. Harker 6610 West Broad Street    Vice President and Associate General Counsel
                  Richmond, Virginia 23230
Jac J. Amerell... 6610 West Broad Street    Vice President and Controller
                  Richmond, Virginia 23230
Gary T. Prizzia.. 6620 West Broad Street    Treasurer
                  Richmond, Virginia 23230
Matthew P. Sharpe 6610 West Broad Street    Vice President
                  Richmond, Virginia 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant


                                  [FLOW CHART]




Item 27.  Number of Contract Owners


   There were 45 owners of Qualified Contracts and 135 owners of Non-Qualified Contracts as of February 20, 2008.


Item 28.  Indemnification

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York (formerly, GE Capital Life Insurance Company of New York) provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933, and is therefore, unenforceable.


   (b)  Rule 484 Undertaking

   Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and
(3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life of New York VA Separate Account 1 and Genworth Life of New York VL Separate Account 1.

   (b)


       Name                  Address            Positions and Offices with Underwriter
       ----                  -------            --------------------------------------
John G. Apostle..... 6620 W. Broad St.        Director
                     Richmond, VA 23230
Christopher J. Grady 6610 W. Broad St.        Director, President and Chief Executive
                     Richmond, VA 23230       Officer
Geoffrey S. Stiff... 6610 W. Broad St.        Director and Senior Vice President
                     Richmond, VA 23230
Scott E. Wolfe...... 6610 W. Broad St.        Senior Vice President and Chief Compliance
                     Richmond, VA 23230       Officer
Thomas E. Duffy..... 6610 W. Broad Street     Vice President, Counsel and Secretary
                     Richmond, VA 23230
Dennis R. Vigneau... 6610 W. Broad Street     Chief Financial Officer
                     Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230
Michele L. Trampe... 6610 W. Broad St.        Vice President and Controller
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street     Treasurer
                     Richmond, VA 23230
Gabor Molnar........ 6610 W. Broad Street     Financial & Operations Principal
                     Richmond, VA 23230

   (c)

                                    (2)
             (1)              Net Underwriting      (3)           (4)
           Name of             Discounts and   Compensation    Brokerage      (5)
    Principal Underwriter       Commissions    on Redemption  Commissions Compensation
    ---------------------     ---------------- -------------  ----------- ------------
Capital Brokerage Corporation  Not Applicable  Not Applicable    12.0%    $8.7 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 29th day of April, 2008.



                                    GENWORTH LIFE OF NEW YORK VA SEPARATE
                                      ACCOUNT 1
                                      (Registrant)

                                    By:         /s/  MATTHEW P. SHARPE
                                        ---------------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

                                    BY: GENWORTH LIFE INSURANCE COMPANY OF NEW
                                          YORK
                                        (Depositor)

                                    By:         /s/  MATTHEW P. SHARPE
                                        ---------------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President


   As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         Signature                        Title                      Date
         ---------                        -----                      ----

   /S/  DAVID J. SLOANE*  Director, Chairperson of the          APRIL 29, 2008
  -----------------------   Board, President and Chief
      David J. Sloane       Executive Officer

   /S/  JAMES D. ATKINS*  Director and Senior Vice              APRIL 29, 2008
  -----------------------   President
      James D. Atkins

  /S/  MARSHAL S. BELKIN* Director                              APRIL 29, 2008
  -----------------------
     Marshal S. Belkin

   /S/  WARD E. BOBITZ*   Director, Vice President and          APRIL 29, 2008
  -----------------------   Assistant Secretary
      Ward E. Bobitz

   /S/  RICHARD I. BYER*  Director                              April 29, 2008
  -----------------------
      Richard I. Byer

    /S/  PAUL A. HALEY*                                         APRIL 29, 2008
  -----------------------   Director, Senior Vice President and
       Paul A. Haley        Chief Actuary

  /S/  JERRY S. HANDLER*  Director                              APRIL 29, 2008
  -----------------------
     Jerry S. Handler

    /S/  ISIDORE SAPIR*   Director                              APRIL 29, 2008
  -----------------------
       Isidore Sapir

            Signature                     Title                   Date
            ---------                     -----                   ----

     /S/  PAMELA S. SCHUTZ*   Director and Executive Vice    APRIL 29, 2008
    -------------------------   President
        Pamela S. Schutz

     /S/  GEOFFREY S. STIFF*  Director and Senior Vice       APRIL 29, 2008
    -------------------------   President
        Geoffrey S. Stiff

     /S/  THOMAS M. STINSON*  Director and President, Long   APRIL 29, 2008
    -------------------------   Term Care Division
        Thomas M. Stinson

    /S/  ROBERT A. STRANIERE* Director                       APRIL 29, 2008
    -------------------------
       Robert A. Straniere

     /S/  TERRENCE O. JONES*  Director                       APRIL 29, 2008
    -------------------------
        Terrence O. Jones

     /S/  DENNIS R. VIGNEAU*  Director, Senior Vice          APRIL 29, 2008
    -------------------------   President and Chief
        Dennis R. Vigneau       Financial Officer

      /S/  JAC J. AMERELL*    Vice President and Controller  APRIL 29, 2008
    -------------------------
         Jac J. Amerell



*By: /S/  MATTHEW P. SHARPE , pursuant to Power of                 APRIL 29, 2008
     ----------------------   Attorney executed on March 31, 2008
       Matthew P. Sharpe